                                  UNITED STATES

                        SECURITIES AND EXCHANGE COMMISSION

                              Washington, D.C. 20549

                                     FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-3732
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                            MFS/SUN LIFE SERIES TRUST
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                (Exact name of registrant as specified in charter)

                 500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                     Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                     (Name and address of agents for service)

        Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: December 31
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                     Date of reporting period: March 31, 2007
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

ITEM 1. SCHEDULE OF INVESTMENTS.

                        MFS(R)/SUN LIFE SERIES TRUST

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2007



                        Bond Series

PORTFOLIO OF INVESTMENTS March 31, 2007 (Unaudited)

MFS/Sun Life Series Trust - Bond Series

ISSUER                                                                                             SHARES/PAR           VALUE ($)

BONDS - 97.2%

AEROSPACE - 0.5%
Bombardier, Inc., 6.3%, 2014 (n)                                                                 $  1,060,000        $  1,007,000
                                                                                                                     ------------

ASSET BACKED & SECURITIZED - 12.1%
ARCap REIT, Inc., "G", 6.1%, 2045 (n)                                                            $    350,000        $    317,652
Asset Securitization Corp., FRN, 7.3066%, 2029                                                        775,000             838,810
Banc of America Commercial Mortgage, Inc., FRN, 5.7757%, 2045                                         680,000             702,141
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040 (z)                                 470,000             469,998
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)                                         859,017             863,312
Capital One Auto Finance Trust, 2.47%, 2010                                                           165,551             165,344
Citigroup Commercial Mortgage Trust, 5.462%, 2049                                                     660,000             660,979
Citigroup/Deutsche Bank Commercial Mortgage Trust, "H", FRN, 5.8817%, 2049                            168,440             165,696
Citigroup/Deutsche Bank Commercial Mortgage Trust, "J", FRN, 5.8817%, 2049                            280,000             273,405
Commercial Mortgage Acceptance Corp., 7.03%, 2031                                                     670,646             690,513
Commercial Mortgage Acceptance Corp., FRN, 0.7391%, 2030 (i)                                        7,427,590             174,064
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                               74,847              74,343
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039                                            1,030,000           1,022,188
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (n)                                                    445,409             445,783
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                               276,146             277,452
DLJ Commercial Mortgage Corp., 6.04%, 2031                                                            625,000             636,605
Falcon Franchise Loan LLC, 6.5%, 2014 (z)                                                             440,000             389,864
Falcon Franchise Loan LLC, FRN, 3.8266%, 2025 (i)(z)                                                2,509,554             354,876
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)                                   607,000             656,183
GE Commercial Mortgage Corp., FRN, 5.3375%, 2044                                                      440,000             440,554
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                                800,000             817,159
GMAC Commercial Mortgage Securities, Inc., FRN, 7.6632%, 2034 (n)                                     825,000             889,066
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                                              589,156             577,793
Greenwich Capital Commercial Funding Corp., FRN, 5.9137%, 2016                                        350,000             364,661
IKON Receivables Funding LLC, 3.27%, 2011                                                             232,534             231,817
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047                                     820,000             812,939
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.3476%, 2042 (n)                           765,072             742,110
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.3645%, 2043                             1,168,381           1,168,695
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043                                681,261             704,392
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                                880,000             863,662
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.4925%, 2030 (i)                           5,856,627             112,096
Morgan Stanley Capital I, Inc., 5.72%, 2032                                                           323,307             326,508
Morgan Stanley Capital I, Inc., FRN, 0.2005%, 2030 (i)(n)                                          21,302,295             250,264
Mortgage Capital Funding, Inc., FRN, 0.6592%, 2031 (i)                                              6,086,459              33,256
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                                                      352,080             348,261
Prudential Securities Secured Financing Corp., FRN, 7.2063%, 2013 (z)                                 567,000             603,446
Spirit Master Funding LLC, 5.05%, 2023 (z)                                                            463,484             441,793
TIAA Real Estate CDO Ltd., 7.17%, 2032 (n)                                                            201,914             202,064
TPREF Funding III Ltd., CDO, 5.34% to 2008, FRN to 2033 (z)                                         1,075,000           1,068,281
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                            551,473             535,076
Wachovia Bank Commercial Mortgage Trust, FRN, 6.021%, 2043                                            420,000             411,184
Wachovia Bank Commercial Mortgage Trust, FRN, 5.201%, 2044                                            391,000             388,632
Wachovia Bank Commercial Mortgage Trust, FRN, 5.3161%, 2044                                           600,000             599,170
Wachovia Bank Commercial Mortgage Trust, FRN, 5.962%, 2045 (n)                                        680,000             709,821
Wachovia Bank Commercial Mortgage Trust, FRN, 5.603%, 2048                                            700,000             708,856
                                                                                                                     ------------
                                                                                                                     $ 23,530,764
                                                                                                                     ------------

AUTOMOTIVE - 0.8%
Ford Motor Credit Co., Term Loan B, 10.25%, 2010 (n)                                             $    530,000        $    558,271
Johnson Controls, Inc., 5.5%, 2016                                                                  1,050,000           1,039,831
                                                                                                                     ------------
                                                                                                                     $  1,598,102
                                                                                                                     ------------
BROADCASTING - 1.6%
CBS Corp., 6.625%, 2011                                                                          $    933,000        $    975,288
Clear Channel Communications, Inc., 7.65%, 2010                                                       671,000             708,524
Clear Channel Communications, Inc., 6.25%, 2011                                                       480,000             477,682
News America Holdings, 8.5%, 2025                                                                     770,000             925,409
                                                                                                                     ------------
                                                                                                                     $  3,086,903
                                                                                                                     ------------
BROKERAGE & ASSET MANAGERS - 3.3%
AMVESCAP PLC, 4.5%, 2009                                                                         $  1,097,000        $  1,076,786
Goldman Sachs Group, Inc., 5.625%, 2017                                                             1,059,000           1,048,937
Lehman Brothers Holdings, Inc., 5.5%, 2016                                                            551,000             547,890
Merrill Lynch & Co., Inc., 6.05%, 2016                                                              1,498,000           1,536,765
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                        1,240,000           1,312,421
Morgan Stanley Group, Inc., 5.75%, 2016                                                               906,000             911,260
                                                                                                                     ------------
                                                                                                                     $  6,434,059
                                                                                                                     ------------
BUILDING - 1.3%
American Standard Cos., Inc., 7.375%, 2008                                                       $  1,150,000        $  1,164,643
American Standard Cos., Inc., 7.625%, 2010                                                            302,000             320,059
Hanson PLC, 6.125%, 2016                                                                            1,030,000           1,056,081
                                                                                                                     ------------
                                                                                                                     $  2,540,783
                                                                                                                     ------------
BUSINESS SERVICES - 0.8%
Deluxe Corp., 5%, 2012                                                                           $    535,000        $    481,500
Xerox Corp., 6.4%, 2016                                                                             1,020,000           1,049,096
                                                                                                                     ------------
                                                                                                                     $  1,530,596
                                                                                                                     ------------
CABLE TV - 1.6%
Cox Communications, Inc., 4.625%, 2013                                                           $    994,000        $    950,995
CSC Holdings, Inc., 7.875%, 2007                                                                      975,000             985,969
Rogers Cable, Inc., 5.5%, 2014                                                                        364,000             354,445
TCI Communications, Inc., 9.8%, 2012                                                                  439,000             519,735
Time Warner Entertainment Co. LP, 8.375%, 2033                                                        266,000             323,317
                                                                                                                     ------------
                                                                                                                     $  3,134,461
                                                                                                                     ------------
CHEMICALS - 0.3%
BCP Crystal Holdings Corp., 9.625%, 2014                                                         $    468,000        $    531,611
                                                                                                                     ------------
COMPUTER SOFTWARE - 0.3%
Seagate Technology HDD Holdings, 6.375%, 2011                                                    $    170,000        $    170,000
Seagate Technology HDD Holdings, 6.8%, 2016                                                           440,000             442,200
                                                                                                                     ------------
                                                                                                                     $    612,200
                                                                                                                     ------------
CONGLOMERATES - 0.4%
Kennametal, Inc., 7.2%, 2012                                                                     $    816,000        $    876,356
                                                                                                                     ------------

CONSTRUCTION - 0.5%
D.R. Horton, Inc., 7.875%, 2011                                                                  $    764,000        $    813,987
D.R. Horton, Inc., 5.625%, 2014                                                                       269,000             255,674
                                                                                                                     ------------
                                                                                                                     $  1,069,661
                                                                                                                     ------------
CONSUMER GOODS & SERVICES - 0.6%
Fortune Brands, Inc., 5.125%, 2011                                                               $    940,000        $    931,631
Service Corp. International, 7.375%, 2014                                                             300,000             312,000
                                                                                                                     ------------
                                                                                                                     $  1,243,631
                                                                                                                     ------------
DEFENSE ELECTRONICS - 1.3%
L-3 Communications Corp., 6.375%, 2015                                                           $  1,115,000        $  1,105,244
Litton Industries, Inc., 8%, 2009                                                                   1,300,000           1,385,283
                                                                                                                     ------------
                                                                                                                     $  2,490,527
                                                                                                                     ------------
EMERGING MARKET QUASI-SOVEREIGN - 1.0%
Corporacion Nacional del Cobre de Chile, 6.375%, 2012 (n)                                        $    342,000        $    359,751
Export-Import Banks of Korea, 5.25%, 2014 (n)                                                         596,000             591,230
Gazprom International S.A., 6.51%, 2022 (z)                                                           460,000             466,900
Pemex Finance Ltd., 9.69%, 2009                                                                       548,500             578,289
                                                                                                                     ------------
                                                                                                                     $  1,996,170
                                                                                                                     ------------
EMERGING MARKET SOVEREIGN - 0.3%
Republic of Argentina, FRN, 5.475%, 2012                                                         $    375,000        $    355,488
United Mexican States, 8.3%, 2031                                                                     118,000             152,043
                                                                                                                     ------------
                                                                                                                     $    507,531
                                                                                                                     ------------
ENERGY - INDEPENDENT - 0.8%
Ocean Energy, Inc., 7.25%, 2011                                                                  $  1,400,000        $  1,502,077
                                                                                                                     ------------

ENERGY - INTEGRATED - 0.7%
TNK-BP Ltd., 6.875%, 2011 (z)                                                                    $  1,360,000        $  1,395,700
                                                                                                                     ------------

ENTERTAINMENT - 0.8%
Time Warner, Inc., 9.125%, 2013                                                                  $  1,216,000        $  1,425,015
Time Warner, Inc., 6.5%, 2036                                                                         110,000             109,689
                                                                                                                     ------------
                                                                                                                     $  1,534,704
                                                                                                                     ------------
FINANCIAL INSTITUTIONS - 3.1%
CIT Group, Inc., 6.1% to 2017, FRN to 2067                                                       $    150,000        $    144,586
Countrywide Financial Corp., 6.25%, 2016                                                              931,000             938,470
General Motors Acceptance Corp., 5.85%, 2009                                                          696,000             687,043
General Motors Acceptance Corp., 7.25%, 2011                                                          739,000             743,078
HSBC Finance Corp., 6.75%, 2011                                                                       550,000             579,399
HSBC Finance Corp., 5.5%, 2016                                                                      1,402,000           1,393,644
International Lease Finance Corp., 5.625%, 2013                                                       524,000             534,103
Residential Capital LLC, 6.875%, 2015                                                                 930,000             938,291
                                                                                                                     ------------
                                                                                                                     $  5,958,614
                                                                                                                     ------------
FOOD & BEVERAGES - 2.0%
Dean Foods Co., 7%, 2016                                                                         $    964,000        $    967,615
Diageo Capital PLC, 5.5%, 2016                                                                      1,070,000           1,062,956
Miller Brewing Co., 5.5%, 2013 (n)                                                                    978,000             977,266
Tyson Foods, Inc., 6.85%, 2016                                                                        950,000             985,446
                                                                                                                     ------------
                                                                                                                     $  3,993,283
                                                                                                                     ------------

FOREST & PAPER PRODUCTS - 0.7%
MeadWestvaco Corp., 6.8%, 2032                                                                   $    524,000        $    516,450
Stora Enso Oyj, 7.25%, 2036 (n)                                                                       823,000             861,981
                                                                                                                     ------------
                                                                                                                     $  1,378,431
                                                                                                                     ------------
GAMING & LODGING - 2.4%
Host Marriott LP, 6.75%, 2016                                                                    $  1,110,000        $  1,118,325
Marriott International, Inc., 6.2%, 2016                                                              497,000             509,896
MGM Mirage, Inc., 8.375%, 2011                                                                        930,000             978,825
Royal Caribbean Cruises Ltd., 8%, 2010                                                                705,000             749,798
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                               575,000             617,924
Wyndham Worldwide Corp., 6%, 2016  (n)                                                                670,000             669,940
                                                                                                                     ------------
                                                                                                                     $  4,644,708
                                                                                                                     ------------
INSURANCE - 1.6%
American International Group, Inc., 6.25%, 2037                                                  $    560,000        $    545,059
Chubb Corp., 6.375% to 2017, FRN to 2067                                                              660,000             658,316
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                           902,000             897,377
UnumProvident Corp., 6.85%, 2015  (n)                                                                 950,000             990,649
                                                                                                                     ------------
                                                                                                                     $  3,091,401
                                                                                                                     ------------
INSURANCE - PROPERTY & CASUALTY - 0.9%
AXIS Capital Holdings Ltd., 5.75%, 2014                                                          $    860,000        $    855,721
Fund American Cos., Inc., 5.875%, 2013                                                                993,000             993,287
                                                                                                                     ------------
                                                                                                                     $  1,849,008
                                                                                                                     ------------
MACHINERY & TOOLS - 0.6%
Case New Holland, Inc., 7.125%, 2014                                                             $  1,095,000        $  1,138,800
                                                                                                                     ------------

MAJOR BANKS - 7.0%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2043                                                $    970,000        $    970,420
Barclays Bank PLC, 8.55% to 2011, FRN to 2049 (n)                                                   1,682,000           1,883,487
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)                                                        1,147,000           1,098,397
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (n)                                            1,205,000           1,227,515
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                            1,186,000           1,211,454
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)                                                1,637,000           1,697,757
PNC Funding Corp., 5.625%, 2017                                                                       710,000             715,095
Royal Bank of Scotland Group PLC, 9.118%, 2049                                                        348,000             384,594
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (n)                                              2,047,000           2,070,021
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)                                   851,000             954,714
Wachovia Corp., 6.605%, 2025                                                                        1,270,000           1,375,959
                                                                                                                     ------------
                                                                                                                     $ 13,589,413
                                                                                                                     ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.1%
Cardinal Health, Inc., 5.85%, 2017                                                               $    337,000        $    336,436
Fisher Scientific International, Inc., 6.125%, 2015                                                 1,115,000           1,117,706
HCA, Inc., 8.75%, 2010                                                                                838,000             878,853
Hospira, Inc., 5.55%, 2012                                                                            210,000             210,083
Hospira, Inc., 6.05%, 2017                                                                            760,000             759,403
McKesson Corp., 5.7%, 2017                                                                            770,000             767,662
                                                                                                                     ------------
                                                                                                                     $  4,070,143
                                                                                                                     ------------
METALS & MINING - 1.2%
International Steel Group, Inc., 6.5%, 2014                                                      $    945,000        $    983,981
Peabody Energy Corp., 5.875%, 2016                                                                    735,000             705,600
Vale Overseas Ltd., 6.25%, 2017                                                                       663,000             675,569
                                                                                                                     ------------
                                                                                                                     $  2,365,150
                                                                                                                     ------------
MORTGAGE BACKED - 9.5%
Fannie Mae, 5.5%, 2017 - 2035                                                                    $  6,138,166        $  6,125,326
Fannie Mae, 6%, 2017 - 2035                                                                         2,222,184           2,246,101
Fannie Mae, 4.5%, 2018                                                                              1,743,127           1,692,175
Fannie Mae, 7.5%, 2030 - 2031                                                                         245,482             256,860
Fannie Mae, 6.5%, 2032                                                                                937,932             964,307
Freddie Mac, 6%, 2021 - 2034                                                                          763,728             774,749
Freddie Mac, 5%, 2025 - 2035                                                                        4,596,526           4,462,481
Freddie Mac, 5.5%, 2035                                                                             1,952,343           1,933,855
                                                                                                                     ------------
                                                                                                                     $ 18,455,854
                                                                                                                     ------------
NATURAL GAS - PIPELINE - 3.2%
CenterPoint Energy Resources Corp., 7.875%, 2013                                                 $  1,383,000        $  1,541,280
CenterPoint Energy, Inc., 5.95%, 2017                                                                 450,000             449,955
Kinder Morgan Energy Partners LP, 5.125%, 2014                                                        410,000             396,520
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                          581,000             632,814
Kinder Morgan, Inc., 6.8%, 2008                                                                       600,000             606,154
Magellan Midstream Partners LP, 5.65%, 2016                                                           733,000             726,075
Spectra Energy Capital LLC, 8%, 2019                                                                  942,000           1,076,368
Williams Cos., Inc., 7.125%, 2011                                                                     689,000             721,728
                                                                                                                     ------------
                                                                                                                     $  6,150,894
                                                                                                                     ------------
NETWORK & TELECOM - 2.9%
AT&T, Inc., 5.1%, 2014                                                                           $  1,361,000        $  1,329,677
CenturyTel, Inc., 8.375%, 2010                                                                         30,000              32,794
Deutsche Telekom International Finance B.V., 8%, 2010                                                 548,000             594,041
Telecom Italia Capital, 6.2%, 2011                                                                    930,000             954,514
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                                                   375,000             384,064
Telefonica Emisiones S.A.U., 7.045%, 2036                                                             550,000             587,338
Telefonica Europe B.V., 7.75%, 2010                                                                   981,000           1,057,088
Verizon New York, Inc., 6.875%, 2012                                                                  635,000             670,142
                                                                                                                     ------------
                                                                                                                     $  5,609,658
                                                                                                                     ------------
OIL SERVICES - 0.5%
Halliburton Co., 5.5%, 2010                                                                      $    907,000        $    916,794
                                                                                                                     ------------

OILS - 0.9%
Premcor Refining Group, Inc., 7.5%, 2015                                                         $  1,690,000        $  1,744,930
                                                                                                                     ------------

OTHER BANKS & DIVERSIFIED FINANCIALS - 7.3%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 7.35%, 2012 (z)                           $    530,000        $    530,000
Alfa Diversified Payment Rights Finance Co., FRN, 7.2549%, 2011 (n)                                   629,850             629,850
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)                                     1,000,000           1,006,250
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (n)                                    1,114,000           1,075,853
Citigroup, Inc., 5%, 2014                                                                             938,000             915,732
Credit Suisse (USA), Inc., 4.875%, 2010                                                             1,389,000           1,382,420
Fifth Third Bancorp, 5.45%, 2017                                                                      900,000             892,881
Kazkommerts International B.V., 8.5%, 2013                                                            698,000             738,135
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)                                   1,550,000           1,577,119
Mizuho Financial Group, Inc., 5.79%, 2014 (n)                                                         929,000             946,512
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)                                                       700,000             686,762
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)                                                    1,051,000           1,045,863
Russian Standard Finance S.A., 8.625%, 2011 (n)                                                       605,000             598,950
Turanalem Finance B.V., 8.25%, 2037 (n)                                                               111,000             111,555
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                          1,030,000           1,063,358
UFJ Finance Aruba AEC, 6.75%, 2013                                                                  1,028,000           1,107,344
                                                                                                                     ------------
                                                                                                                     $ 14,308,584
                                                                                                                     ------------
PHARMACEUTICALS - 0.3%
Wyeth, 5.95%, 2037                                                                               $    657,000        $    647,047
                                                                                                                     ------------

PRINTING & PUBLISHING - 0.8%
Dex Media West LLC, 9.875%, 2013                                                                 $    659,000        $    719,134
Idearc, Inc., Term Loan B, 8%, 2016  (n)                                                              870,000             895,013
                                                                                                                     ------------
                                                                                                                     $  1,614,147
                                                                                                                     ------------
RAILROAD & SHIPPING - 1.0%
CSX Corp., 6.3%, 2012                                                                            $    826,000        $    854,612
TFM S.A. de C.V., 9.375%, 2012                                                                        968,000           1,040,600
                                                                                                                     ------------
                                                                                                                     $  1,895,212
                                                                                                                     ------------
REAL ESTATE - 2.5%
HRPT Properties Trust, REIT, 6.25%, 2016                                                         $  1,027,000        $  1,067,144
Liberty Property Ltd. Partnership, REIT, 5.5%, 2016                                                   660,000             655,405
ProLogis, REIT, 5.75%, 2016                                                                         1,113,000           1,131,705
ProLogis, REIT, 5.625%, 2016                                                                          160,000             161,211
Simon Property Group LP, REIT, 6.35%, 2012                                                            629,000             661,722
Simon Property Group LP, REIT, 5.75%, 2015                                                          1,200,000           1,216,222
                                                                                                                     ------------
                                                                                                                     $  4,893,409
                                                                                                                     ------------
RESTAURANTS - 0.3%
YUM! Brands, Inc., 8.875%, 2011 $                                                                     466,000        $    523,225
                                                                                                                     ------------

RETAILERS - 1.2%
Dollar General Corp., 8.625%, 2010                                                               $    725,000        $    771,219
Federated Retail Holdings, Inc., 5.35%, 2012                                                          480,000             478,743
Home Depot, Inc., 5.4%, 2016                                                                          463,000             452,114
Home Depot, Inc., 5.875%, 2036                                                                        530,000             505,316
J.C. Penney Corp., Inc., 8%, 2010                                                                      81,000              86,754
                                                                                                                     ------------
                                                                                                                     $  2,294,146
                                                                                                                     ------------
SUPRANATIONAL - 0.3%
Corporacion Andina de Fomento, 6.875%, 2012                                                      $    481,000        $    512,089
                                                                                                                     ------------

TELECOMMUNICATIONS - WIRELESS - 1.4%
Mobile TeleSystems OJSC, 9.75%, 2008 (n)                                                         $    559,000        $    575,770
Nextel Communications, Inc., 5.95%, 2014                                                            1,570,000           1,544,580
Rogers Wireless, Inc., 7.25%, 2012                                                                    535,000             571,781
                                                                                                                     ------------
                                                                                                                     $  2,692,131
                                                                                                                     ------------
TELEPHONE SERVICES - 0.6%
Embarq Corp., 7.082%, 2016                                                                       $  1,070,000        $  1,090,913
                                                                                                                     ------------

TOBACCO - 0.5%
Reynolds American, Inc., 7.25%, 2012                                                             $    881,000        $    923,181
                                                                                                                     ------------

TRANSPORTATION - SERVICES - 0.6%
FedEx Corp., 9.65%, 2012                                                                         $  1,052,000        $  1,251,591
                                                                                                                     ------------

U.S. GOVERNMENT AGENCIES - 3.6%
Small Business Administration, 4.34%, 2024                                                       $  1,086,415        $  1,040,110
Small Business Administration, 4.93%, 2024                                                          1,505,920           1,492,079
Small Business Administration, 4.99%, 2024                                                            680,996             675,549
Small Business Administration, 4.625%, 2025                                                         1,039,040           1,007,653
Small Business Administration, 4.86%, 2025                                                            604,658             594,959
Small Business Administration, 5.11%, 2025                                                          2,223,810           2,217,930
                                                                                                                     ------------
                                                                                                                     $  7,028,280
                                                                                                                     ------------
U.S. TREASURY OBLIGATIONS - 2.6%
U.S. Treasury Bonds, 6.25%, 2023                                                                 $    963,000        $  1,105,569
U.S. Treasury Bonds, 5.375%, 2031                                                                   1,374,000           1,464,813
U.S. Treasury Bonds, 4.5%, 2036                                                                       585,000             551,545
U.S. Treasury Notes, TIPS, 2%, 2014                                                                 1,224,064           1,212,205
U.S. Treasury Notes, TIPS, 2.375%, 2017                                                               797,886             809,699
                                                                                                                     ------------
                                                                                                                     $  5,143,831
                                                                                                                     ------------
UTILITIES - ELECTRIC POWER - 6.6%
AES Corp., 8.875%, 2011                                                                          $    932,000        $  1,001,900
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)                                                    1,110,000           1,215,450
Beaver Valley Funding Corp., 9%, 2017                                                               1,022,000           1,162,525
DPL, Inc., 6.875%, 2011                                                                               614,000             651,808
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                    520,000             589,631
Enersis S.A., 7.375%, 2014                                                                            686,000             744,578
Exelon Generation Co. LLC, 6.95%, 2011                                                              1,270,000           1,331,317
NiSource Finance Corp., 7.875%, 2010                                                                  755,000             818,295
NorthWestern Corp., 5.875%, 2014                                                                      680,000             670,790
NRG Energy, Inc., 7.375%, 2016                                                                      1,110,000           1,140,525
Pacific Gas & Electric Co., 5.8%, 2037                                                                530,000             510,969
PSEG Power LLC, 5.5%, 2015                                                                            284,000             280,137
System Energy Resources, Inc., 5.129%, 2014 (n)                                                       674,375             659,593
TXU Energy Co., 7%, 2013                                                                            1,105,000           1,148,360
Waterford 3 Funding Corp., 8.09%, 2017                                                                841,186             869,173
                                                                                                                     ------------
                                                                                                                     $ 12,795,051
                                                                                                                     ------------
TOTAL BONDS                                                                                                          $189,192,754
                                                                                                                     ------------
SHORT-TERM OBLIGATIONS - 0.3%
New Center Asset Trust, 5.39%, due 4/02/07 (y)                                                   $    517,000        $    516,923
                                                                                                                     ------------
TOTAL INVESTMENTS(k)                                                                                                 $189,709,677
                                                                                                                     ------------
OTHER ASSETS, LESS LIABILITIES - 2.5%                                                                                   4,938,141
                                                                                                                     ------------
NET ASSETS - 100.0%                                                                                                  $194,647,818
                                                                                                                     ============

(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of March 31, 2007, the series held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $182,363,477 and 96.13% of market value. An independent pricing service provided an evaluated bid for
    95.74% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $30,185,462, representing 15.5% of net assets.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:


                                                                       ACQUISITION     ACQUISITION      CURRENT      TOTAL % OF
RESTRICTED SECURITIES                                                     DATE             COST       MARKET VALUE   NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 7.35%, 2012       3/23/07        $  530,000     $  530,000
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040        3/01/06           470,000        469,998
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011           7/02/03 - 3/08/07      860,262        863,312
Falcon Franchise Loan LLC, 6.5%, 2014                                    7/15/05           381,666        389,864
Falcon Franchise Loan LLC, FRN, 3.8266%, 2025                            1/29/03           476,723        354,876
Gazprom International S.A., 6.51%, 2022                                  3/01/07           460,000        466,900
Prudential Securities Secured Financing Corp., FRN, 7.2063%, 2013       12/06/04           629,481        603,446
Spirit Master Funding LLC, 5.05%, 2023                                  10/04/05           457,509        441,793
TNK-BP Ltd., 6.875%, 2011                                                7/13/06         1,354,002      1,395,700
TPREF Funding III Ltd., CDO, 5.34% to 2008, FRN to 2033                  4/18/06         1,060,928      1,068,281
-------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                            $6,584,170       3.4%
                                                                                                      =========================

The following abbreviations are used in this report and are defined:

CDO       Collateralized Debt Obligation
FRN       Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT      Real Estate Investment Trust
TIPS      Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - BOND SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 03/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $190,509,733
                                                                  ============
Gross unrealized appreciation                                     $  1,999,565
Gross unrealized depreciation                                       (2,799,621)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $   (800,056)
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 03/31/07

                                                                                        UNREALIZED
                 NOTIONAL                          CASH FLOWS         CASH FLOWS       APPRECIATION
EXPIRATION        AMOUNT       COUNTERPARTY        TO RECEIVE           TO PAY        (DEPRECIATION)
----------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
3/20/11    USD    520,000   Merrill Lynch            (1)          0.43% (fixed rate)      $ (3,641)
                            International
3/20/17    USD    380,000   Goldman Sachs            (2)          0.4% (fixed rate)         (5,864)
3/20/17    USD    490,000   Goldman Sachs     0.52% (fixed rate)          (3)               (9,178)
3/20/17    USD    500,000   JPMorgan Chase    0.49% (fixed rate)          (3)              (10,503)
3/20/17    USD    500,000   JPMorgan Chase           (4)          0.38% (fixed rate)         1,501
3/20/17    USD    160,000   JPMorgan Chase           (5)          0.78% (fixed rate)         1,771
3/20/17    USD    160,000   JPMorgan Chase           (5)          0.8% (fixed rate)          1,530
3/20/17    USD    166,000   Merrill Lynch            (5)          0.81% (fixed rate)         1,395
                            International
3/20/17    USD    500,000   Merrill Lynch            (6)          0.37% (fixed rate)         1,472
                            International                                                 --------
                                                                                          $(21,517)
                                                                                          ========

(1) Series to receive notional amount upon a defined credit default event by The New York Times
    Co., 4.61%, 9/26/12.
(2) Series to receive notional amount upon a defined credit default event by Dover Corp., 6.25%,
    6/1/08.
(3) Series to pay notional amount upon a defined credit default event by Burlington Northern,
    6.75%, 7/15/11.
(4) Series to receive notional amount upon a defined credit default event by PPG Industries,
    7.05%, 8/15/09.
(5) Series to receive notional amount upon a defined credit default event by Waste Management
    Inc., 7.38%, 8/1/10.
(6) Series to receive notional amount upon a defined credit default event by Rolmes & Haas, 7.85%,
    7/15/29.

At March 31, 2007, the series had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

                         MFS(R)/SUN LIFE SERIES TRUST

                         QUARTERLY PORTFOLIO HOLDINGS
                         MARCH 31, 2007


                        Emerging Markets Equity Series

PORTFOLIO OF INVESTMENTS 3/31/07 (Unaudited)

MFS/Sun Life Series Trust - Emerging Markets Equity Series

ISSUER                                                                                             SHARES/PAR           VALUE ($)
COMMON STOCKS - 99.3%
ALCOHOLIC BEVERAGES - 2.5%
Anadolu Efes Biracilik ve Malt Sanayii A.S                                                              18,339       $    602,736
Companhia de Bebidas das Americas, ADR                                                                  19,740          1,084,910
SABMiller PLC                                                                                           47,020          1,031,611
                                                                                                                     ------------
                                                                                                                     $  2,719,257
                                                                                                                     ------------
AUTOMOTIVE - 1.2%
Denway Motors Ltd.                                                                                     990,000       $    432,024
Hyundai Mobis                                                                                            5,153            442,562
PT Astra International Tbk                                                                             288,500            417,337
                                                                                                                     ------------
                                                                                                                     $  1,291,923
                                                                                                                     ------------
BROADCASTING - 1.2%
Grupo Televisa S.A., ADR                                                                                43,020       $  1,281,996
                                                                                                                     ------------
CHEMICALS - 1.4%
Israel Chemicals Ltd.                                                                                  141,620       $    965,874
Makhteshim-Agan Industries Ltd.                                                                         93,200            583,848
                                                                                                                     ------------
                                                                                                                     $  1,549,722
                                                                                                                     ------------
COMPUTER SOFTWARE - SYSTEMS - 2.1%
HCL Technologies Ltd.                                                                                  277,170       $  1,858,216
High Tech Computer Corp.                                                                                27,400            422,277
                                                                                                                     ------------
                                                                                                                     $  2,280,493
                                                                                                                     ------------
CONGLOMERATES - 0.5%
CITIC Pacific Ltd.                                                                                     138,000       $    508,063
                                                                                                                     ------------
CONSTRUCTION - 0.8%
Consorcio ARA S.A. de C.V                                                                              213,520       $    367,774
Corporacion Moctezuma S.A. de C.V                                                                      191,800            547,132
                                                                                                                     ------------
                                                                                                                     $    914,906
                                                                                                                     ------------
CONSUMER GOODS & SERVICES - 0.9%
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                             225,480       $  1,016,472
                                                                                                                     ------------
ELECTRONICS - 9.0%
ASM Pacific Technology Ltd.                                                                            200,500       $  1,182,861
MediaTek, Inc.                                                                                          42,938            490,801
Samsung Electronics Co. Ltd.                                                                             8,500          5,080,555
Taiwan Semiconductor Manufacturing Co. Ltd.                                                            534,341          1,094,038
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (l)                                                   182,659          1,963,584
                                                                                                                     ------------
                                                                                                                     $  9,811,839
                                                                                                                     ------------
ENERGY - INDEPENDENT - 3.0%
CNOOC Ltd.                                                                                           1,001,000       $    877,491
First Uranium Corp. (a)                                                                                 29,810            283,105
Oil & Natural Gas Corp. Ltd.                                                                            20,613            416,479
Reliance Industries Ltd.                                                                                51,900          1,630,892
                                                                                                                     ------------
                                                                                                                     $  3,207,967
                                                                                                                     ------------
ENERGY - INTEGRATED - 15.3%
Gazprom NEFT, ADR (l)                                                                                   26,750       $    555,062
LUKOIL, ADR                                                                                             41,550          3,594,075
OAO Gazprom, ADR                                                                                       129,870          5,441,553
PetroChina Co. Ltd.                                                                                  1,588,000          1,859,300
Petroleo Brasileiro S.A., ADR (l)                                                                       51,760          5,150,638
                                                                                                                     ------------
                                                                                                                     $ 16,600,628
                                                                                                                     ------------
FOOD & BEVERAGES - 1.5%
Embotelladoras Arca S.A. de C.V                                                                        158,300       $    586,753
Grupo Continential S.A                                                                                 239,460            516,110
Tiger Brands Ltd.                                                                                       22,870            556,138
                                                                                                                     ------------
                                                                                                                     $  1,659,001
                                                                                                                     ------------
FOREST & PAPER PRODUCTS - 1.5%
Aracruz Celulose S.A., ADR (l)                                                                          14,760       $    774,457
Votorantim Celulose e Papel S.A., ADR (l)                                                               49,735            910,150
                                                                                                                     ------------
                                                                                                                     $  1,684,607
                                                                                                                     ------------
FURNITURE & APPLIANCES - 0.5%
SARE Holding S.A. de C.V., "B" (a)                                                                     306,600       $    506,719
                                                                                                                     ------------
GAMING & LODGING - 1.2%
Genting Berhad                                                                                          53,400       $    613,926
Resorts World Berhad                                                                                   131,400            653,675
                                                                                                                     ------------
                                                                                                                     $  1,267,601
                                                                                                                     ------------
GENERAL MERCHANDISE - 0.6%
Massmart Holdings Ltd.                                                                                  58,530       $    678,277
                                                                                                                     ------------
INSURANCE - 1.0%
Sanlam Ltd.                                                                                            402,843       $  1,106,902
                                                                                                                     ------------
INTERNET - 0.6%
NHN Corp.                                                                                                4,460       $    649,630
                                                                                                                     ------------
MAJOR BANKS - 5.9%
First Financial Holding Co.                                                                            651,000       $    455,450
Kookmin Bank                                                                                            28,459          2,563,333
Korea Exchange Bank                                                                                     37,230            601,505
Malayan Banking Berhad                                                                                 184,400            682,667
Nedbank Group Ltd.                                                                                      28,000            542,401
Standard Bank Group Ltd.                                                                               102,450          1,503,233
                                                                                                                     ------------
                                                                                                                     $  6,348,589
                                                                                                                     ------------
METALS & MINING - 8.7%
Companhia Vale do Rio Doce, ADR (l)                                                                    114,940       $  4,251,631
First Uranium Corp. (a)                                                                                 34,140            324,226
Grupo Mexico SAB de C.V                                                                                266,800          1,238,020
KGHM Polska Miedz S.A                                                                                   12,640            427,180
Mining & Metallurgical Co. Norilsk Nickel, ADR                                                           5,570          1,058,300
Southern Copper Corp.                                                                                    8,650            619,859
Steel Authority of India Ltd.                                                                          197,203            518,585
Ternium S.A., ADR (a)(l)                                                                                16,440            459,334
Usinas Siderurgicas de Minas Gerais S.A., IPS                                                           10,200            494,056
                                                                                                                     ------------
                                                                                                                     $  9,391,191
                                                                                                                     ------------
NATURAL GAS - PIPELINE - 0.4%
Transneft OAO, IPS                                                                                         190       $    399,000
                                                                                                                     ------------
OIL SERVICES - 2.2%
Addax Petroleum Corp. (a)(n)                                                                            40,330       $  1,276,709
Tenaris S.A., ADR                                                                                       23,350       $  1,071,765
                                                                                                                     ------------
                                                                                                                     $  2,348,474
                                                                                                                     ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 10.7%
ABSA Group Ltd.                                                                                         60,624       $  1,161,965
African Bank Investments Ltd.                                                                          252,770          1,052,232
Asya Katilim Bankasi A.S. (a)                                                                           65,309            372,381
Ayala Corp.                                                                                             37,960            440,572
Banco Nossa Caixa S.A                                                                                   10,190            145,034
Banco Santander Chile, ADR                                                                              10,110            504,186
Bidvest Group Ltd.                                                                                      27,316            517,855
Cathay Financial Holding Co. Ltd.                                                                      407,894            845,905
FirstRand Ltd.                                                                                         378,750          1,280,062
Hana Financial Group, Inc.                                                                               9,940            514,539
Komercni Banka A.S                                                                                       3,314            576,017
MCB Bank Ltd.                                                                                          144,900            645,604
OTP Bank Ltd., GDR                                                                                       9,230            839,930
PT Bank Central Asia Tbk                                                                               788,500            440,696
Shinhan Financial Group Co. Ltd.                                                                        12,630            723,763
Turkiye Garanti Bankasi A.S                                                                            151,780            679,733
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                                                         9,320            815,127
                                                                                                                     ------------
                                                                                                                     $ 11,555,601
                                                                                                                     ------------
PERSONAL COMPUTERS & PERIPHERALS - 2.1%
Hon Hai Precision Industry Co. Ltd.                                                                    339,484       $  2,273,070
                                                                                                                     ------------

PHARMACEUTICALS - 2.9%
Richter Gedeon Nyrt                                                                                      5,050       $    909,703
Teva Pharmaceutical Industries Ltd., ADR                                                                60,060          2,248,046
                                                                                                                     ------------
                                                                                                                     $  3,157,749
                                                                                                                     ------------
PRECIOUS METALS & MINERALS - 1.6%
Compania de Minas Buenaventura S.A.A., ADR (l)                                                          18,060       $    540,897
Impala Platinum Holdings Ltd.                                                                           39,240          1,229,210
                                                                                                                     ------------
                                                                                                                     $  1,770,107
                                                                                                                     ------------
REAL ESTATE - 0.4%
Regal REIT (a)                                                                                       1,236,000       $    425,490
                                                                                                                     ------------
SPECIALTY CHEMICALS - 0.5%
LG Chemical Ltd.                                                                                        10,640       $    535,506
                                                                                                                     ------------
SPECIALTY STORES - 1.8%
Ellerine Holdings Ltd.                                                                                  49,625       $    559,059
Foschini Ltd.                                                                                           70,950            673,556
Truworths International Ltd.                                                                           143,440            699,587
                                                                                                                     ------------
                                                                                                                     $  1,932,202
                                                                                                                     ------------
TELECOMMUNICATIONS - WIRELESS - 7.4%
China Mobile Ltd.                                                                                      291,000       $  2,617,958
Egyptian Co. for Mobil Services (MobiNil)                                                               20,430            564,705
Globe Telecom, Inc.                                                                                     42,570          1,085,204
Mobile TeleSystems OJSC, ADR                                                                            19,300          1,080,028
Philippine Long Distance Telephone Co.                                                                  20,280          1,059,081
Vimpel-Communications, ADR (a)                                                                          17,530       $  1,662,545
                                                                                                                     ------------
                                                                                                                     $  8,069,521
                                                                                                                     ------------
TELEPHONE SERVICES - 4.5%
China Netcom Group Corp. Ltd.                                                                          200,000       $    522,130
KT Corp., ADR                                                                                           20,090            449,815
Orascom Telecom Holding (S.A.E)                                                                         17,120          1,187,167
Pakistan Telecommunication Co. Ltd.                                                                    502,500            392,106
PT Telekomunikasi Indonesia Tbk                                                                      1,083,000          1,166,507
Telecom Egypt                                                                                          205,380            579,409
Telekomunikacja Polska S.A                                                                              65,830            542,902
                                                                                                                     ------------
                                                                                                                     $  4,840,036
                                                                                                                     ------------
TOBACCO - 0.3%
PT Hanjaya Mandala Sampoerna Tbk                                                                       195,000       $    278,746
                                                                                                                     ------------
UTILITIES - ELECTRIC POWER - 5.1%
AES Tiete S.A., IPS                                                                                 10,291,590       $    324,735
CEZ AS                                                                                                  25,380          1,138,728
Energias do Brasil S.A                                                                                  32,940            482,907
Enersis S.A., ADR                                                                                       66,470          1,082,796
Equatorial Energia S.A., IEU                                                                            60,540            549,562
First Philippine Holdings Corp.                                                                        477,800            701,520
Inversiones Aguas Metropolitanas S.A., ADR (n)                                                          17,610            423,795
Manila Water Co., Inc.                                                                               4,212,000            846,765
                                                                                                                     ------------
                                                                                                                     $  5,550,808
                                                                                                                     ------------
TOTAL COMMON STOCKS                                                                                                  $107,612,093
                                                                                                                     ------------
SHORT-TERM OBLIGATIONS - 2.0%
General Electric Capital Corp.,
5.37%, due 4/02/07 (y)                                                                            $  2,144,000       $  2,143,680
                                                                                                                     ------------
COLLATERAL FOR SECURITIES LOANED - 12.3%
Navigator Securities Lending Prime
Portfolio, at Net Asset Value                                                                       13,335,558       $ 13,335,558
                                                                                                                     ------------
TOTAL INVESTMENTS(k)                                                                                                 $123,091,331
                                                                                                                     ------------
OTHER ASSETS, LESS LIABILITIES - (13.6)%                                                                              (14,733,978)
                                                                                                                     ------------
NET ASSETS - 100.0%                                                                                                  $108,357,353
                                                                                                                     ------------

(a) Non-income producing security.
(k) As of March 31, 2007, the series had four securities that were fair valued, aggregating $2,538,672 and 2.06% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,700,504 representing 1.6% of net assets.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR  American Depository Receipt
GDR  Global Depository Receipt
IEU  International Equity Unit
IPS  International Preference Stock
REIT Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - EMERGING MARKETS EQUITY SERIES
SUPPLEMENTAL INFORMATION (UNAUDITED) 03/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $ 99,649,406
                                                                 ============
Gross unrealized appreciation                                    $ 24,346,787
Gross unrealized depreciation                                        (904,862)
                                                                 ------------
      Net unrealized appreciation (depreciation)                 $ 23,441,925
                                                                 ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2007, are as follows:

---------------------------------
Brazil                      13.8%
---------------------------------
Russia                      12.7%
---------------------------------
South Africa                11.2%
---------------------------------
South Korea                 10.7%
---------------------------------
Taiwan                       7.0%
---------------------------------
Mexico                       5.6%
---------------------------------
Hong Kong                    4.4%
---------------------------------
India                        4.1%
---------------------------------
Philippines                  3.8%
---------------------------------
Other Countries             26.7%
---------------------------------

                          MFS(R)/SUN LIFE SERIES TRUST

                          QUARTERLY PORTFOLIO HOLDINGS
                          MARCH 31, 2007

                          Global Governments Series

PORTFOLIO OF INVESTMENTS March 31, 2007 (Unaudited)

MFS/Sun Life Series Trust - Global Governments Series

ISSUER                                                                                             SHARES/PAR           VALUE ($)
BONDS - 81.2%

FOREIGN BONDS - 58.3%

AUSTRALIA - 1.9%
Commonwealth of Australia, 6.5%, 2013                                                           AUD    649,000       $    537,847
Commonwealth of Australia, 6%, 2017                                                             AUD    321,000            261,996
                                                                                                                     ------------
                                                                                                                     $    799,843
                                                                                                                     ------------
AUSTRIA - 1.8%
Republic of Austria, 5%, 2012                                                                   EUR    536,000       $    747,325
                                                                                                                     ------------
BELGIUM - 1.1%
Kingdom of Belgium, 3.75%, 2009                                                                 EUR    193,000       $    256,486
Kingdom of Belgium, 5%, 2012                                                                    EUR    154,000            215,040
                                                                                                                     ------------
                                                                                                                     $    471,526
                                                                                                                     ------------
BULGARIA - 0.3%
Republic of Bulgaria, 8.25%, 2015                                                                 $    100,000       $    118,420
                                                                                                                     ------------
CANADA - 4.2%
Bayview Commercial Asset Trust, FRN, 4.84%, 2023 (n)                                            CAD    150,000       $    130,095
Canada Housing Trust, 4.6%, 2011                                                                CAD    237,000            209,462
Government of Canada, 5.5%, 2009                                                                CAD    236,000            211,065
Government of Canada, 4.5%, 2015                                                                CAD    189,000            168,592
Government of Canada, 8%, 2023                                                                  CAD    169,000            211,410
Government of Canada, 5.75%, 2033                                                               CAD    194,000            209,816
Quebec Province, 1.6%, 2013                                                                     JPY 75,000,000            641,026
                                                                                                                     ------------
                                                                                                                     $  1,781,466
                                                                                                                     ------------
DENMARK - 1.0%
Kingdom of Denmark, 4%, 2015                                                                    DKK  2,451,000       $    438,494
                                                                                                                     ------------
FINLAND - 1.9%
Republic of Finland, 3%, 2008                                                                   EUR    509,000       $    671,146
Republic of Finland, 5.375%, 2013                                                               EUR     89,000            127,353
                                                                                                                     ------------
                                                                                                                     $    798,499
                                                                                                                     ------------
FRANCE - 3.4%
Republic of France, 6%, 2025                                                                    EUR    288,000       $    469,343
Republic of France, 4.75%, 2035                                                                 EUR    671,000            961,439
                                                                                                                     ------------
                                                                                                                     $  1,430,782
                                                                                                                     ------------
GERMANY - 18.9%
Federal Republic of Germany, 3.5%, 2008                                                         EUR    329,000       $    435,993
Federal Republic of Germany, 5.25%, 2010                                                        EUR    335,000            463,732
Federal Republic of Germany, 3.75%, 2015                                                        EUR  1,284,000          1,681,333
Federal Republic of Germany, 6.25%, 2024                                                        EUR    711,000          1,178,013
Federal Republic of Germany, 6.25%, 2030                                                        EUR  1,172,000          2,009,666
KfW Bankengruppe, 1.35%, 2014                                                                   JPY 59,000,000            499,267
KfW Bankengruppe, FRN, 3.741%, 2007                                                             EUR  1,295,000          1,728,917
                                                                                                                     ------------
                                                                                                                     $  7,996,921
                                                                                                                     ------------
IRELAND - 1.8%
Republic of Ireland, 4.6%, 2016                                                                 EUR    544,000       $    754,629
                                                                                                                     ------------
JAPAN - 10.1%
Development Bank of Japan, 1.75%, 2010                                                          JPY 32,000,000       $    278,401
Development Bank of Japan, 1.4%, 2012                                                           JPY144,000,000          1,236,801
Development Bank of Japan, 1.6%, 2014                                                           JPY 10,000,000             85,573
Development Bank of Japan, 1.05%, 2023                                                          JPY266,000,000          1,944,269
Development Bank of Japan, 2.3%, 2026                                                           JPY 70,000,000            608,419
Japan Finance Corp. for Municipal Enterprises, 2%, 2016                                         JPY 10,000,000             87,845
                                                                                                                     ------------
                                                                                                                     $  4,241,308
                                                                                                                     ------------
KAZAKHSTAN - 0.3%
Intergas Finance B.V., 6.875%, 2011                                                               $    105,000       $    108,413
                                                                                                                     ------------
MALAYSIA - 1.1%
Petronas Capital Ltd., 7.875%, 2022                                                               $    393,000       $    482,944
                                                                                                                     ------------
MEXICO - 1.4%
Pemex Project Funding Master Trust, 8.625%, 2022                                                  $    120,000       $    149,400
United Mexican States, 10%, 2024                                                                MXN    860,000             95,739
United Mexican States, 6.75% 2034                                                                 $    322,000            351,141
                                                                                                                     ------------
                                                                                                                     $    596,280
                                                                                                                     ------------
NETHERLANDS - 2.3%
Kingdom of Netherlands, 5%, 2012                                                                EUR    409,354       $    571,152
Kingdom of Netherlands, 3.75%, 2014                                                             EUR    318,000            416,562
                                                                                                                     ------------
                                                                                                                     $    987,714
                                                                                                                     ------------
RUSSIA - 0.9%
Gazprom International S.A., 7.201%, 2020                                                          $    253,699       $    267,018
Gazprom International S.A., 6.51%, 2022 (z)                                                            100,000            101,500
                                                                                                                     ------------
                                                                                                                     $    368,518
                                                                                                                     ------------
SOUTH AFRICA - 0.3%
Republic of South Africa, 7.375%, 2012                                                            $    104,000       $    112,970
                                                                                                                     ------------
SPAIN - 1.8%
Kingdom of Spain, 5.35%, 2011                                                                   EUR    545,000       $    766,577
                                                                                                                     ------------
UNITED KINGDOM - 3.8%
United Kingdom Treasury, 8%, 2015                                                               GBP    175,000       $    415,572
United Kingdom Treasury, 8%, 2021                                                               GBP    160,000            415,184
United Kingdom Treasury, 4.25, 2036                                                             GBP    414,000            791,410
                                                                                                                     ------------
                                                                                                                     $  1,622,166
                                                                                                                     ------------
Total Foreign Bonds                                                                                                  $ 24,624,795
                                                                                                                     ------------
U.S. BONDS - 22.9%

ASSET BACKED & SECURITIZED - 9.4%
Citigroup/Deutsche Bank
Commercial Mortgage Trust, 5.648%, 2048                                                           $    300,000       $    304,824
Commercial Mortgage Asset Trust, FRN, 0.8805%, 2032 (i)(n)                                           8,095,834            301,744
Commercial Mortgage Pass-Through Certificates, FRN, 5.51%, 2017 (n)                                    331,000            331,085
Commercial Mortgage Pass-Through Certificates, FRN, 5.52%, 2017 (n)                                    500,000            500,080
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                                                  122,389            123,018
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                                118,743            119,304
First Union National Bank Commercial Mortgage Trust, FRN, 0.9415%, 2043 (i)(n)                       8,706,588            264,932
IMPAC CMB Trust, FRN, 5.67%, 2036                                                                      476,886            478,238
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045 (n)                                   101,869            102,044
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.2117%, 2041                                309,615            309,407
Lehman Brothers Floating Rate Commercial Mortgage Trust, FRN, 5.48%, 2018 (n)                          500,000            499,998
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049                                 175,000            172,069
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045                                             170,000            174,459
Wachovia Bank Commercial Mortgage Trust, FRN, 5.603%, 2048                                             300,000            303,798
                                                                                                                     ------------
                                                                                                                     $  3,985,000
                                                                                                                     ------------
MORTGAGE BACKED - 1.1%
Fannie Mae, 5.37%, 2013                                                                           $     98,846       $     99,786
Fannie Mae, 4.78%, 2015                                                                                 73,314             71,820
Fannie Mae, 4.856%, 2015                                                                                46,942             45,753
Fannie Mae, 4.98%, 2015                                                                                 45,107             44,724
Fannie Mae, 5.09%, 2016                                                                                 59,000             58,659
Fannie Mae, 5.423%, 2016                                                                                73,144             74,777
Fannie Mae, 5.05%, 2017                                                                                 54,000             53,477
                                                                                                                     ------------
                                                                                                                     $    448,996
                                                                                                                     ------------
U.S. GOVERNMENT AGENCIES - 5.4%
Aid-Egypt, 4.45%, 2015                                                                            $    252,000       $    243,382
Fannie Mae, 4.25%, 2007                                                                                885,000            880,022
Freddie Mac, 4.2%, 2007                                                                                549,000            545,527
Small Business Administration, 5.09%, 2025                                                              55,538             55,272
Small Business Administration, 5.21%, 2026                                                             566,730            567,281
                                                                                                                     ------------
                                                                                                                     $  2,291,484
                                                                                                                     ------------
U.S. TREASURY OBLIGATIONS - 7.0%
U.S. Treasury Bonds, 8%, 2021                                                                     $    280,000       $    370,037
U.S. Treasury Notes, 4%, 2010                                                                          888,000            874,403
U.S. Treasury Notes, 4.25%, 2013                                                                       281,000            275,720
U.S. Treasury Notes, 4%, 2015 (f)                                                                      111,000            106,413
U.S. Treasury Notes, TIPS, 2%, 2014                                                                    449,102            444,716
U.S. Treasury Notes, TIPS, 2.375%, 2017                                                                859,107            871,826
                                                                                                                     ------------
                                                                                                                     $  2,943,115
                                                                                                                     ------------
Total U.S. Bonds                                                                                                     $  9,668,595
                                                                                                                     ------------
TOTAL BONDS                                                                                                          $ 34,293,390
                                                                                                                     ------------
                                                                                                 PAR AMOUNT
ISSUER/EXPIRATION/STRIKE PRICE                                                                   OF CONTRACTS           VALUE ($)

CALL OPTIONS PURCHASED - 0.0%
JPY Currency - April 2007 @ $0.9779 (a)                                                           $ 50,600,000       $        253
                                                                                                                     ------------

ISSUER                                                                                             SHARES/PAR           VALUE ($)

REPURCHASE AGREEMENTS - 9.0%
Merrill Lynch, 5.39%, dated 3/30/07, due 4/02/07, total to be received $1,896,852
(secured by various U.S. Treasury and Federal Agency obligations and Mortgage
Backed securities in a jointly traded account)                                                    $  1,896,000       $  1,896,000
Morgan Stanley, 5.30%, dated 3/30/07, due 4/02/07, total to be received $1,896,837
(secured by various U.S. Treasury and Federal Agency obligations and Mortgage
Backed securities in a jointly traded account)                                                       1,896,000          1,896,000
                                                                                                                     ------------
TOTAL REPURCHASE AGREEMENTS                                                                                          $  3,792,000
                                                                                                                     ------------
SHORT-TERM OBLIGATIONS - 9.1%
Fannie Mae, 5%, due 4/02/07 (y)                                                                   $  3,822,000       $  3,821,469
                                                                                                                     ------------
TOTAL INVESTMENTS(k)                                                                                                 $ 41,907,112
                                                                                                                     ------------
OTHER ASSETS, LESS LIABILITIES - 0.7%                                                                                     313,717
                                                                                                                     ------------
NET ASSETS - 100.0%                                                                                                  $ 42,220,829
                                                                                                                     ------------

(a) Non-income producing security.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of March 31, 2007, the series held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $34,051,412 and 81.25% of market value. An independent pricing service provided an evaluated bid for 79.84% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,129,978, representing 5.0% of net assets.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                                ACQUISITION                ACQUISITION           CURRENT      TOTAL % OF
RESTRICTED SECURITIES                               DATE                       COST            MARKET VALUE    NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Gazprom International S.A., 6.51%, 2022           3/01/2007                  $100,000            $101,500        0.2%
-------------------------------------------------------------------------------------------------------------------------

The following abbreviations are used in this report and are defined:

FRN  Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
TIPS Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD  Australian Dollar
CAD  Canadian Dollar
DKK  Danish Krone
EUR  Euro
GBP  British Pound
JPY  Japanese Yen
MXN  Mexican Peso
NOK  Norwegian Krone
NZD  New Zealand Dollar
PLN  Polish Zloty
SEK  Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE GLOBAL GOVERNMENTS SERIES
SUPPLEMENTAL INFORMATION (UNAUDITED) 3/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $ 41,348,167
                                                                ============
Gross unrealized appreciation                                   $    664,127
Gross unrealized depreciation                                       (105,182)
                                                                ------------
      Net unrealized appreciation (depreciation)                $    558,945
                                                                ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

DERIVATIVES

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 3/31/07
Appreciation and Depreciation in the table below are reported by currency.

                                                                                                               NET UNREALIZED
                            CONTRACTS TO       SETTLEMENT                                CONTRACTS              APPRECIATION
CURRENCY          TYPE     DELIVER/RECEIVE     DATE RANGE         IN EXCHANGE FOR        AT VALUE               (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------

APPRECIATION
AUD               BUY         709,700          04/05/2007           565,775                574,299            $   8,524
                                               04/02/2007 -
CAD               BUY         662,414          05/23/2007           566,276                574,863                8,587
                                               04/30/2007 -
EUR               BUY       1,973,599          06/20/2007         2,634,330              2,643,524                9,194
GBP               BUY         619,099          04/23/2007         1,211,336              1,218,142                6,806
JPY               BUY      10,563,930          05/15/2007            90,000                 90,238                  238
NOK               BUY         673,041          04/17/2007           109,974                110,772                  798
PLN               BUY         249,134          05/02/2007            84,453                 86,105                1,652
                                                                                                              ---------
                                                                                                              $  35,799
                                                                                                              =========

DEPRECIATION
AUD               SELL     (2,423,138)         04/05/2007         (1,876,388)           (1,960,839)           $ (84,451)
                                               04/02/2007 -
CAD               SELL     (3,088,611)         05/23/2007         (2,638,224)           (2,679,742)             (41,518)
DKK               SELL       (535,742)         04/16/2007            (93,380)              (96,076)              (2,696)
EUR               SELL       (188,083)         05/23/2007           (250,859)             (251,720)                (861)
GBP               SELL       (152,292)         04/23/2007           (292,861)             (299,650)              (6,789)
MXN               SELL       (337,606)         04/09/2007            (30,093)              (30,559)                (466)
NZD               SELL       (153,690)         04/16/2007           (107,861)             (109,660)              (1,799)
SEK               BUY       4,749,832          04/05/2007            685,300               680,370               (4,930)
SEK               SELL     (2,277,184)         04/05/2007           (325,000)             (326,186)              (1,186)
                                                                                                              ---------
                                                                                                              $(144,696)
                                                                                                              =========

At March 31, 2007, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $9,494 with Goldman Sachs & Co. and a net payable of $46,876 with Merrill Lynch International.

FUTURES CONTRACTS OUTSTANDING AT 3/31/07
                                                                                                                UNREALIZED
                                                                                         EXPIRATION             APPRECIATION
DESCRIPTION                                      CONTRACTS             VALUE               DATE                (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
Japan Government Bonds 10 yr (Long)                 3                $3,416,529           Jun-07                 $ (4,006)

At March 31, 2007, the series had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(3) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2007 are as follows:

-----------------------------------
United States                 32.7%
-----------------------------------
Germany                       19.1%
-----------------------------------
Japan                         18.2%
-----------------------------------
Canada                         4.3%
-----------------------------------
United Kingdom                 3.9%
-----------------------------------
France                         3.5%
-----------------------------------
Netherlands                    2.4%
-----------------------------------
Finland                        1.9%
-----------------------------------
Australia                      1.9%
-----------------------------------
Other Countries               12.1%
-----------------------------------

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

                        MFS(R)/SUN LIFE SERIES TRUST

                        QUARTERLY PORTFOLIO HOLDINGS
                        MARCH 31, 2007



                        Global Total Return Series



PORTFOLIO OF INVESTMENTS 3/31/07 (Unaudited)


MFS/Sun Life Series Trust - Global Total Return Series

ISSUER                                                                                             SHARES/PAR           VALUE ($)
COMMON STOCKS - 59.0%
AEROSPACE - 2.3%
Lockheed Martin Corp.                                                                                  21,420        $  2,078,168
Northrop Grumman Corp.                                                                                 15,830           1,174,903
United Technologies Corp.                                                                              12,980             843,700
                                                                                                                     ------------
                                                                                                                     $  4,096,771
                                                                                                                     ------------
ALCOHOLIC BEVERAGES - 0.4%
Heineken N.V                                                                                           14,800        $    773,984
                                                                                                                     ------------

APPAREL MANUFACTURERS - 0.5%
NIKE, Inc., "B"                                                                                         7,810        $    829,891
                                                                                                                     ------------

AUTOMOTIVE - 1.8%
Autoliv, Inc., SDR                                                                                      6,140        $    350,807
Bayerische Motoren Werke AG                                                                            20,630           1,216,899
Continental AG                                                                                          3,622             468,028
Johnson Controls, Inc. (l)                                                                              3,450             326,439
Nissan Motor Co. Ltd. (l)                                                                              30,800             330,238
PSA Peugeot Citroen S.A                                                                                 5,560             391,749
                                                                                                                     ------------
                                                                                                                     $  3,084,160
                                                                                                                     ------------
BROADCASTING - 1.6%
Fuji Television Network, Inc.                                                                             292        $    676,735
Nippon Television Network Corp.                                                                         3,200             525,832
Viacom, Inc., "B" (a)                                                                                  13,853             569,497
Vivendi S.A. (l)                                                                                       13,720             557,367
WPP Group PLC                                                                                          36,030             545,901
                                                                                                                     ------------
                                                                                                                     $  2,875,332
                                                                                                                     ------------
BROKERAGE & ASSET MANAGERS - 1.5%
Franklin Resources, Inc.                                                                                3,850        $    465,196
Goldman Sachs Group, Inc.                                                                               6,840           1,413,349
Lehman Brothers Holdings, Inc.                                                                          5,530             387,487
Mellon Financial Corp.                                                                                 10,510             453,401
                                                                                                                     ------------
                                                                                                                     $  2,719,433
                                                                                                                     ------------
BUSINESS SERVICES - 0.8%
Accenture Ltd., "A"                                                                                    16,500        $    635,910
Bunzl PLC                                                                                              24,000             339,546
USS Co., Ltd.                                                                                           5,800             378,641
                                                                                                                     ------------
                                                                                                                     $  1,354,097
                                                                                                                     ------------
CHEMICALS - 1.4%
Dow Chemical Co.                                                                                        8,900        $    408,154
PPG Industries, Inc.                                                                                    9,640             677,788
Syngenta AG                                                                                             7,110           1,360,332
                                                                                                                     ------------
                                                                                                                     $  2,446,274
                                                                                                                     ------------
COMPUTER SOFTWARE - 0.5%
Oracle Corp. (a)                                                                                       48,140        $    872,778
                                                                                                                     ------------

COMPUTER SOFTWARE - SYSTEMS - 0.2%
Hewlett-Packard Co.                                                                                    10,210        $    409,829
                                                                                                                     ------------

CONSTRUCTION - 1.5%
CRH PLC                                                                                                13,160        $    562,385
Fletcher Building Ltd.                                                                                 52,778             413,910
Masco Corp.                                                                                            36,650           1,004,210
Sekisui Chemical Co. Ltd. (l)                                                                          63,000             498,584
Sherwin-Williams Co.                                                                                    3,270             215,951
                                                                                                                     ------------
                                                                                                                     $  2,695,040
                                                                                                                     ------------
CONSUMER GOODS & SERVICES - 2.0%
Henkel KGaA, IPS (l)                                                                                   10,830        $  1,600,612
Kao Corp. (l)                                                                                          36,000           1,051,174
Uni-Charm Corp. (l)                                                                                    14,900             939,464
                                                                                                                     ------------
                                                                                                                     $  3,591,250
                                                                                                                     ------------
ELECTRICAL EQUIPMENT - 1.3%
General Electric Co.                                                                                    5,910        $    208,978
Legrand S.A. (l)                                                                                       10,260             339,118
OMRON Corp.                                                                                            17,700             476,328
Rockwell Automation, Inc.                                                                               6,340             379,576
Spectris PLC                                                                                           22,970             397,743
W.W. Grainger, Inc.                                                                                     5,870             453,399
                                                                                                                     ------------
                                                                                                                     $  2,255,142
                                                                                                                     ------------
ELECTRONICS - 1.7%
Intel Corp.                                                                                            37,500        $    717,375
Konica Minolta Holdings, Inc. (l)                                                                      36,000             470,770
Ricoh Co. Ltd.                                                                                         21,000             469,596
Samsung Electronics Co. Ltd.                                                                              854             510,446
Sony Corp.                                                                                             10,600             535,697
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR                                                                                          33,906             364,489
                                                                                                                     ------------
                                                                                                                     $  3,068,373
                                                                                                                     ------------
ENERGY - INDEPENDENT - 0.9%
Apache Corp.                                                                                            7,510        $    530,957
Devon Energy Corp.                                                                                      8,230             569,681
EOG Resources, Inc.                                                                                     6,600             470,844
                                                                                                                     ------------
                                                                                                                     $  1,571,482
                                                                                                                     ------------
ENERGY - INTEGRATED - 4.7%
ConocoPhillips                                                                                         14,550        $    994,493
Exxon Mobil Corp.                                                                                      17,460           1,317,357
Hess Corp.                                                                                             14,070             780,463
Royal Dutch Shell PLC, "A"                                                                             46,220           1,537,914
Statoil A.S.A                                                                                          32,830             893,793
TOTAL S.A., ADR                                                                                        38,830           2,709,557
                                                                                                                     ------------
                                                                                                                     $  8,233,577
                                                                                                                     ------------
FOOD & BEVERAGES - 3.1%
Cadbury Schweppes PLC                                                                                  73,880        $    947,836
CSM N.V                                                                                                11,340             404,345
Kellogg Co.                                                                                            12,030             618,703
Kraft Foods, Inc. (w)                                                                                  13,263             420,570
Nestle S.A                                                                                              5,663           2,205,410
Nong Shim Co. Ltd.                                                                                      1,211             315,365
PepsiCo, Inc.                                                                                           8,410             534,540
                                                                                                                     ------------
                                                                                                                     $  5,446,769
                                                                                                                     ------------
FOOD & DRUG STORES - 0.7%
CVS Corp.                                                                                              13,960        $    476,594
Lawson, Inc. (l)                                                                                       18,000             689,892
                                                                                                                     ------------
                                                                                                                     $  1,166,486
                                                                                                                     ------------
FOREST & PAPER PRODUCTS - 0.2%
Stora Enso Oyj                                                                                         24,700        $    428,813
                                                                                                                     ------------

GENERAL MERCHANDISE - 0.9%
Daiei, Inc. (a)(l)                                                                                     12,150        $    174,977
Federated Department Stores, Inc. (l)                                                                  18,130             816,757
METRO AG (l)                                                                                            9,110             644,917
                                                                                                                     ------------
                                                                                                                     $  1,636,651
                                                                                                                     ------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.3%
WellPoint, Inc. (a)                                                                                     6,910        $    560,401
                                                                                                                     ------------

INSURANCE - 3.7%
Aflac, Inc.                                                                                             5,780        $    272,007
Allstate Corp.                                                                                         31,440           1,888,286
Benfield Group PLC                                                                                     47,280             301,659
Genworth Financial, Inc., "A"                                                                          16,050             560,787
Hartford Financial Services Group, Inc.                                                                 6,440             615,535
Jardine Lloyd Thompson Group PLC                                                                       60,510             523,888
Legal & General Group PLC                                                                             222,460             695,997
MetLife, Inc.                                                                                          27,010           1,705,682
                                                                                                                     ------------
                                                                                                                     $  6,563,841
                                                                                                                     ------------
LEISURE & TOYS - 0.5%
Heiwa Corp. (l)                                                                                        20,500        $    253,389
NAMCO BANDAI Holdings, Inc. (l)                                                                        21,200             329,450
Sankyo Co., Ltd. (l)                                                                                    4,700             205,695
                                                                                                                     ------------
                                                                                                                     $    788,534
                                                                                                                     ------------
MACHINERY & TOOLS - 1.0%
ASSA ABLOY AB, "B" (l)                                                                                 24,770        $    569,283
Deere & Co. (l)                                                                                         7,280             790,899
GEA Group AG                                                                                           14,400             398,456
                                                                                                                     ------------
                                                                                                                     $  1,758,638
                                                                                                                     ------------
MAJOR BANKS - 4.6%
Bank of America Corp.                                                                                  38,514        $  1,964,984
Bank of New York Co., Inc.                                                                             21,360             866,148
BNP Paribas (l)                                                                                         7,361             768,627
Credit Agricole S.A. (l)                                                                               27,792           1,083,382
Joyo Bank Ltd. (l)                                                                                     31,000             192,390
PNC Financial Services Group, Inc.                                                                      9,740             700,988
Royal Bank of Scotland Group PLC                                                                       16,941             661,362
Shizuoka Bank Ltd. (l)                                                                                 35,000             371,028
SunTrust Banks, Inc.                                                                                   11,370             944,165
Svenska Handelsbanken AB, "A"                                                                          18,800             558,602
                                                                                                                     ------------
                                                                                                                     $  8,111,676
                                                                                                                     ------------
METALS & MINING - 0.5%
Anglo American PLC                                                                                     18,090        $    952,896
                                                                                                                     ------------

NATURAL GAS - DISTRIBUTION - 0.5%
Tokyo Gas Co. Ltd. (l)                                                                                155,000        $    858,602
                                                                                                                     ------------

OIL SERVICES - 0.2%
Fugro N.V                                                                                               5,620        $    285,199
                                                                                                                     ------------

OTHER BANKS & DIVERSIFIED FINANCIALS - 4.9%
Aiful Corp.                                                                                            30,900        $    951,716
American Express Co.                                                                                    9,360             527,904
Banche Popolari Unite S.c.p.a. (l)                                                                     13,930             412,053
Bangkok Bank Public Co. Ltd.                                                                          117,400             378,926
Citigroup, Inc.                                                                                        30,853           1,583,993
DNB Holding A.S.A                                                                                      26,200             369,791
Fannie Mae                                                                                             16,850             919,673
Hachijuni Bank Ltd.                                                                                    37,000             256,745
HSBC Holdings PLC                                                                                      66,483           1,163,630
ING Groep N.V                                                                                          22,230             939,596
Sapporo Hokuyo Holdings, Inc. (l)                                                                          32             320,557
Shinhan Financial Group Co. Ltd.                                                                        5,770             330,650
Takefuji Corp. (l)                                                                                     13,260             531,125
                                                                                                                     ------------
                                                                                                                     $  8,686,359
                                                                                                                     ------------
PHARMACEUTICALS - 4.6%
Astellas Pharma, Inc. (l)                                                                              19,800        $    850,263
Eli Lilly & Co.                                                                                         8,400             451,164
GlaxoSmithKline PLC                                                                                    58,870           1,618,262
Hisamitsu Pharmaceutical Co., Inc.                                                                     16,200             476,127
Johnson & Johnson                                                                                      25,130           1,514,334
Merck & Co., Inc.                                                                                      14,010             618,822
Novartis AG (l)                                                                                        32,180           1,763,738
Wyeth                                                                                                  18,350             918,051
                                                                                                                     ------------
                                                                                                                     $  8,210,761
                                                                                                                     ------------
PRINTING & PUBLISHING - 0.3%
Reed Elsevier PLC                                                                                      50,210        $    600,199
                                                                                                                     ------------

RAILROAD & SHIPPING - 0.4%
Burlington Northern Santa Fe Corp.                                                                      5,630        $    452,821
Norfolk Southern Corp.                                                                                  4,950             250,470
                                                                                                                     ------------
                                                                                                                     $    703,291
                                                                                                                     ------------
SPECIALTY CHEMICALS - 0.8%
L'Air Liquide S.A., Bearer Shares (l)                                                                   4,232        $  1,031,422
Praxair, Inc.                                                                                           6,950             437,572
                                                                                                                     ------------
                                                                                                                     $  1,468,994
                                                                                                                     ------------
SPECIALTY STORES - 0.3%
NEXT PLC                                                                                                3,850        $    170,376
Praktiker Bau-und Heimwerkermarkte Holding AG                                                           9,050             319,549
                                                                                                                     ------------
                                                                                                                     $    489,925
                                                                                                                     ------------
TELECOMMUNICATIONS - WIRELESS - 1.6%
KDDI Corp.                                                                                                110        $    874,640
Sprint Nextel Corp.                                                                                    29,620             561,595
Vodafone Group PLC                                                                                    546,940           1,458,268
                                                                                                                     ------------
                                                                                                                     $  2,894,503
                                                                                                                     ------------
TELEPHONE SERVICES - 1.9%
Embarq Corp.                                                                                            3,804        $    214,355
France Telecom S.A. (l)                                                                                35,860             946,770
Royal KPN N.V                                                                                          50,750             790,246
Singapore Telecommunications Ltd.                                                                     222,000             479,905
Telekom Austria AG                                                                                     31,180             779,072
TELUS Corp. (non-voting shares)                                                                         3,630             181,405
                                                                                                                     ------------
                                                                                                                     $  3,391,753
                                                                                                                     ------------
TOBACCO - 1.5%
Altria Group, Inc. (w)                                                                                 24,946        $  1,643,692
British American Tobacco PLC                                                                           21,200             662,855
Swedish Match AB (l)                                                                                   18,100             323,330
                                                                                                                     ------------
                                                                                                                     $  2,629,877
                                                                                                                     ------------
TRUCKING - 0.9%
TNT N.V                                                                                                33,550        $  1,538,134
                                                                                                                     ------------

UTILITIES - ELECTRIC POWER - 2.5%
Dominion Resources, Inc.                                                                               10,450        $    927,647
E.ON AG (l)                                                                                             8,390           1,140,387
FPL Group, Inc.                                                                                        10,400             636,168
SUEZ S.A. (l)                                                                                           9,642             508,361
TXU Corp.                                                                                               9,000             576,900
United Utilities PLC                                                                                   37,500             557,474
                                                                                                                     ------------
                                                                                                                     $  4,346,937
                                                                                                                     ------------
TOTAL COMMON STOCKS                                                                                                  $104,396,652

BONDS - 32.9%

ASSET BACKED & SECURITIZED - 3.1%
Bayview Commercial Asset Trust, FRN, 4.84%, 2023 (n)                                          CAD     170,000        $    147,441
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.648%, 2048                                  $    500,000             508,040
Commercial Mortgage Asset Trust, FRN, 0.8805%, 2032 (i)(n)                                          3,889,175             144,955
Commercial Mortgage Pass-Through Certificates, FRN, 5.51%, 2017 (n)                                   360,000             360,092
Commercial Mortgage Pass-Through Certificates, FRN, 5.52%, 2017 (n)                                   700,000             700,112
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                                                 151,393             152,171
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                                99,068              99,536
First Union National Bank Commercial Mortgage Trust, FRN, 0.9415%, 2043 (i)(n)                      7,945,356             241,768
IMPAC CMB Trust, FRN, 5.67%, 2036                                                                     667,641             669,533
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045 (n)                                  126,019             126,235
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.2117%, 2041                               606,421             606,013
Lehman Brothers Floating Rate Commercial Mortgage Trust, FRN, 5.48%, 2018 (n)                         700,000             699,997
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049                                275,000             270,395
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045                                            210,000             215,509
Wachovia Bank Commercial Mortgage Trust, FRN, 5.603%, 2048                                            500,000             506,326
                                                                                                                     ------------
                                                                                                                     $  5,448,123
                                                                                                                     ------------
EMERGING MARKET QUASI-SOVEREIGN - 0.7%
Gazprom International S.A., 7.201%, 2020                                                         $    402,484        $    423,615
Gazprom International S.A., 6.51%, 2022 (z)                                                           120,000             121,800
Pemex Project Funding Master Trust, 8.625%, 2022                                                      143,000             178,035
Petronas Capital Ltd., 7.875%, 2022                                                                   354,000             435,018
                                                                                                                     ------------
                                                                                                                     $  1,158,468
                                                                                                                     ------------
EMERGING MARKET SOVEREIGN - 0.9%
Republic of Argentina, FRN, 5.475%, 2012                                                         $    322,500        $    305,719
Republic of Bulgaria, 8.25%, 2015                                                                     171,000             202,498
Republic of South Africa, 7.375%, 2012                                                                157,000             170,541
United Mexican States, 5.625%, 2017                                                                   342,000             344,736
United Mexican States, 10%, 2024                                                              MXN   1,210,000             134,703
United Mexican States, 6.75%, 2034                                                               $    357,000             389,308
                                                                                                                     ------------
                                                                                                                     $  1,547,505
                                                                                                                     ------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 7.1%
Canada Housing Trust, 4.6%, 2011                                                              CAD     397,000        $    350,872
Development Bank of Japan, 1.75%, 2010                                                        JPY  53,000,000             461,102
Development Bank of Japan, 1.4%, 2012                                                         JPY 212,000,000           1,820,846
Development Bank of Japan, 1.6%, 2014                                                         JPY 120,000,000           1,026,876
Development Bank of Japan, 1.05%, 2023                                                        JPY 410,000,000           2,996,806
Development Bank of Japan, 2.3%, 2026                                                         JPY 120,000,000           1,043,004
Japan Finance Corp. for Municipal Enterprises, 2%, 2016                                       JPY 190,000,000           1,669,061
KfW Bankengruppe, 1.35%, 2014                                                                 JPY  97,000,000             820,829
KfW Bankengruppe, FRN, 3.741%, 2007                                                           EUR   1,720,000           2,296,322
                                                                                                                     ------------
                                                                                                                     $ 12,485,718
                                                                                                                     ------------
INTERNATIONAL MARKET SOVEREIGN - 14.5%
Commonwealth of Australia, 6.5%, 2013                                                         AUD   1,092,000        $    904,975
Commonwealth of Australia, 6%, 2017                                                           AUD     517,000             421,968
Federal Republic of Germany, 3.5%, 2008                                                       EUR     546,000             723,563
Federal Republic of Germany, 5.25%, 2010                                                      EUR     537,000             743,355
Federal Republic of Germany, 3.75%, 2015                                                      EUR   2,162,000           2,831,029
Federal Republic of Germany, 6.25%, 2024                                                      EUR   1,182,000           1,958,385
Federal Republic of Germany, 6.25%, 2030                                                      EUR   1,943,000           3,331,724
Government of Canada, 5.5%, 2009                                                              CAD     392,000             350,583
Government of Canada, 4.5%, 2015                                                              CAD     317,000             282,771
Government of Canada, 8%, 2023                                                                CAD     281,000             351,516
Government of Canada, 5.75%, 2033                                                             CAD     325,000             351,496
Kingdom of Belgium, 3.75%, 2009                                                               EUR     320,000             425,261
Kingdom of Belgium, 5%, 2012                                                                  EUR     256,000             357,468
Kingdom of Denmark, 4%, 2015                                                                  DKK   3,980,000             712,039
Kingdom of Netherlands, 5%, 2012                                                              EUR     676,219             943,496
Kingdom of Netherlands, 3.75%, 2014                                                           EUR     528,000             691,650
Kingdom of Spain, 5.35%, 2011                                                                 EUR     896,000           1,260,281
Republic of Austria, 5%, 2012                                                                 EUR     890,000           1,240,895
Republic of Finland, 3%, 2008                                                                 EUR     845,000           1,114,181
Republic of Finland, 5.375%, 2013                                                             EUR     148,000             211,778
Republic of France, 6%, 2025                                                                  EUR     478,000             778,979
Republic of France, 4.75%, 2035                                                               EUR   1,135,000           1,626,279
Republic of Ireland, 4.6%, 2016                                                               EUR     938,000           1,301,180
United Kingdom Treasury, 8%, 2015                                                             GBP     292,000             693,412
United Kingdom Treasury, 8%, 2021                                                             GBP     267,000             692,839
United Kingdom Treasury, 4.25%, 2036                                                          GBP     691,000           1,320,929
                                                                                                                     ------------
                                                                                                                     $ 25,622,032
                                                                                                                     ------------
MAJOR BANKS - 0.5%
Ulster Bank Finance PLC, FRN, 3.954%, 2008                                                    EUR     622,000        $    830,418
                                                                                                                     ------------

MORTGAGE BACKED - 1.5%
Fannie Mae, 5.37%, 2013                                                                          $    148,269        $    149,679
Fannie Mae, 4.78%, 2015                                                                                99,707              97,675
Fannie Mae, 4.856%, 2015                                                                               79,215              77,209
Fannie Mae, 4.98%, 2015                                                                                65,699              65,142
Fannie Mae, 5.09%, 2016                                                                                99,000              98,428
Fannie Mae, 5.423%, 2016                                                                              106,750             109,135
Fannie Mae, 4.996%, 2017                                                                               48,083              47,920
Fannie Mae, 5.05%, 2017                                                                                90,000              89,128
Fannie Mae, 5.5%, 2024                                                                                223,520             223,377
Freddie Mac, 5%, 2022 - 2025                                                                        1,490,191           1,483,879
Freddie Mac, 4%, 2024                                                                                 210,387             206,629
                                                                                                                     ------------
                                                                                                                     $  2,648,201
                                                                                                                     ------------
NATURAL GAS - PIPELINE - 0.1%
Intergas Finance B.V., 6.875%, 2011                                                              $    171,000        $    176,557
                                                                                                                     ------------

OTHER BANKS & DIVERSIFIED FINANCIALS - 0.1%
HSBK Europe B.V., 7.75%, 2013 (n)                                                                $    216,000        $    226,530
                                                                                                                     ------------

TELECOMMUNICATIONS - WIRELESS - 0.1%
OJSC Vimpel Communications, 8.25%, 2016                                                          $    198,000        $    210,870
                                                                                                                     ------------

U.S. GOVERNMENT AGENCIES - 1.1%
Aid-Egypt, 4.45%, 2015                                                                           $    349,000        $    337,064
Fannie Mae, 4.25%, 2007                                                                               513,000             510,114
Freddie Mac, 4.2%, 2007                                                                               257,000             255,374
Small Business Administration, 5.09%, 2025                                                             71,816              71,472
Small Business Administration, 5.21%, 2026                                                            840,649        $    841,467
                                                                                                                     ------------
                                                                                                                     $  2,015,491
                                                                                                                     ------------
U.S. TREASURY OBLIGATIONS - 3.2%
U.S. Treasury Bonds, 8%, 2021                                                                    $    521,000        $    688,534
U.S. Treasury Notes, 4%, 2010                                                                       2,378,000           2,341,588
U.S. Treasury Notes, 4.25%, 2013                                                                      204,000             200,167
U.S. Treasury Notes, 4%, 2015 (f)                                                                     335,000             321,155
U.S. Treasury Notes, TIPS, 2%, 2014                                                                   751,424             744,085
U.S. Treasury Notes, TIPS, 2.375%, 2017                                                             1,431,176           1,452,365
                                                                                                                     ------------
                                                                                                                     $  5,747,894
                                                                                                                     ------------
  TOTAL BONDS                                                                                                        $ 58,117,807
                                                                                                                     ------------

                                                                                                  NUMBER OF
ISSUER/EXPIRATION/STRIKE PRICE                                                                    CONTRACTS             VALUE

CALL OPTIONS PURCHASED - 0.0%
JPY Currency - April 2007 @ $0.9779  (a)                                                         $ 83,950,000        $        420
                                                                                                                     ------------

ISSUER                                                                                            SHARES/PAR           VALUE ($)

SHORT-TERM OBLIGATIONS - 6.7%
New Center Asset Trust, 5.39%, due 4/02/07 (y)                                                   $  6,878,000        $  6,876,970
Thunder Bay Funding LLC, 5.42%, due 4/02/07 (t)(y)                                                  5,023,000           5,022,244
                                                                                                                     ------------
  TOTAL SHORT-TERM OBLIGATIONS                                                                                       $ 11,899,214
                                                                                                                     ------------

COLLATERAL FOR SECURITIES LOANED - 10.9%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                   19,226,718        $ 19,226,718
                                                                                                                     ------------
  TOTAL INVESTMENTS(k)                                                                                               $193,640,811
                                                                                                                     ------------

OTHER ASSETS, LESS LIABILITIES - (9.5)%                                                                              (16,799,624)
                                                                                                                     ------------

  NET ASSETS - 100.0%                                                                                                $176,841,187
                                                                                                                     ------------

(a) Non-income producing security.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of March 31, 2007, the series held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $57,898,081 and 29.90% of market value. An independent pricing service provided an evaluated bid for
    29.26% of the market value.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,647,130, representing 1.5% of net assets.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(w) When-issued security. At March 31, 2007, the series had sufficient cash and/or securities at least equal to the value of the when-issued security.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                                                                                                  TOTAL % OF
           RESTRICTED SECURITIES            ACQUISITION DATE       ACQUISITION COST    CURRENT MARKET VALUE        NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Gazprom International S.A., 6.51%, 2022           3/01/07           $       120,000     $       121,800             0.1%

The following abbreviations are used in this report and are defined:
ADR      American Depository Receipt
FRN      Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS      International Preference Stock
SDR      Swedish Depository Receipt
TIPS     Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. All amounts are stated in U.S. dollars unless otherwise indicated. A dollar. list of abbreviations is shown below:

      AUD  Australian Dollar
      CAD  Canadian Dollar
      DKK  Danish Krone
      EUR  Euro
      GBP  British Pound
      JPY  Japanese Yen
      MXN  Mexican Peso
      NOK  Norwegian Krone
      NZD  New Zealand Dollar
      PLN  Polish Zloty
      SEK  Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - GLOBAL TOTAL RETURN SERIES SUPPLEMENTAL INFORMATION (UNAUDITED) 3/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:


Aggregate Cost                                                 $173,397,739
                                                               ============
Gross unrealized appreciation                                  $ 22,541,828
Gross unrealized depreciation                                    (2,298,756)
                                                               ------------
      Net unrealized appreciation (depreciation)               $ 20,243,072
                                                               ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At March 31, 2007 the value of securities loaned was $19,140,063. These loans were collateralized by cash of $19,226,718 and U.S. Treasury obligations of $837,856.

(3) FINANCIAL INSTRUMENTS

DERIVATIVES

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 3/31/07
Appreciation and Depreciation in the table below are reported by currency.

                                                                                                         NET UNREALIZED
                                CONTRACTS TO        SETTLEMENT                            CONTRACTS       APPRECIATION
CURRENCY            TYPE      DELIVER/RECEIVE       DATE RANGE         IN EXCHANGE FOR     AT VALUE      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
APPRECIATIONS
AUD                 BUY         1,181,070           04/05/2007               941,560          955,740        $  14,180
CAD                 BUY         1,193,493     04/02/2007 - 05/23/2007      1,020,954        1,035,815           14,861

EUR                 BUY         3,073,109     05/17/2007 - 06/20/2007      4,099,694        4,116,487           16,793

GBP                 BUY         1,033,560           04/23/2007             2,021,531        2,033,638           12,107
NOK                 BUY         1,090,917           04/17/2007               178,255          179,548            1,293
PLN                 BUY           403,875           05/02/2007               136,908          139,586            2,678
                                                                                                             ---------
                                                                                                             $  61,912
                                                                                                             =========

DEPRECIATIONS
AUD                 SELL        3,995,951           04/05/2007             3,094,371        3,233,582        $139,211
CAD                 SELL        4,943,408     04/02/2007 - 05/23/2007      4,224,402        4,289,046          64,644

DKK                 SELL          801,725           04/16/2007               139,742          143,776           4,034
EUR                 SELL          312,571           05/23/2007               416,896          418,328           1,432
GBP                 SELL          240,486           04/23/2007               462,422          473,180          10,758
MXN                 SELL          295,092           04/09/2007                26,303           26,711             408
NZD                 SELL          256,017           04/16/2007               179,675          182,672           2,997
SEK                 BUY         7,897,787           04/05/2007             1,139,482        1,131,286           8,196
SEK                 SELL        3,783,629           04/05/2007               540,000          541,970           1,970
                                                                                                             --------
                                                                                                             $233,650
                                                                                                             ========

At March 31, 2007, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $15,752 with Goldman Sachs & Co. and a net payable of $72,435 with Merrill Lynch
International Bank.

FUTURES CONTRACTS OUTSTANDING AT 3/31/07
                                                                                                         UNREALIZED
                                                                                       EXPIRATION       APPRECIATION
DESCRIPTION                                       CONTRACTS              VALUE            DATE          (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
Japan Government Bonds 10 yr (Long)                   4               $  4,555,372        Jun-07         $  (4,831)

At March 31, 2007 the series had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(3) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2007 are as follows:

------------------------------------
United States                  34.4%
------------------------------------
Japan                          12.8%
------------------------------------
Germany                        10.5%
------------------------------------
United Kingdom                  9.0%
------------------------------------
France                          6.1%
------------------------------------
Netherlands                     3.6%
------------------------------------
Switzerland                     3.0%
------------------------------------
Ireland                         1.5%
------------------------------------
Austria                         1.1%
------------------------------------
Other Countries                18.0%
------------------------------------

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

                        MFS(R)/SUN LIFE SERIES TRUST

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2007

                        Government Securities Series

PORTFOLIO OF INVESTMENTS March 31, 2007 (Unaudited)

MFS/Sun Life Series Trust - Government Securities Series

ISSUER                                                                                             SHARES/PAR           VALUE ($)
BONDS - 98.7%

AGENCY - OTHER - 5.1%
Financing Corp., 9.4%, 2018                                                                      $  5,475,000        $  7,436,413
Financing Corp., 9.8%, 2018                                                                         7,760,000          10,827,249
Financing Corp., 10.35%, 2018                                                                       7,065,000          10,237,227
Financing Corp., STRIPS, 0%, 2017                                                                   8,940,000           5,228,291
                                                                                                                     ------------
                                                                                                                     $ 33,729,180
                                                                                                                     ------------
MORTGAGE BACKED - 47.5%
Fannie Mae, 4.73%, 2012                                                                          $    929,764        $    915,290
Fannie Mae, 4.79%, 2012                                                                             6,259,642           6,119,742
Fannie Mae, 4.543%, 2013                                                                              943,580             921,832
Fannie Mae, 4.8%, 2013                                                                                716,756             707,611
Fannie Mae, 4.845%, 2013                                                                            1,781,787           1,758,724
Fannie Mae, 5%, 2013 - 2027                                                                        18,818,249          18,639,587
Fannie Mae, 5.06%, 2013                                                                               907,210             903,149
Fannie Mae, 5.369%, 2013                                                                            1,594,383           1,609,546
Fannie Mae, 4.518%, 2014                                                                            2,041,801           1,983,772
Fannie Mae, 4.6%, 2014                                                                                859,450             837,181
Fannie Mae, 4.666%, 2014                                                                            5,122,263           5,017,330
Fannie Mae, 4.77%, 2014                                                                               738,615             724,081
Fannie Mae, 4.82%, 2014 - 2015                                                                      3,106,853           3,051,122
Fannie Mae, 4.839%, 2014                                                                            5,788,219           5,719,822
Fannie Mae, 4.871%, 2014                                                                            3,206,942           3,179,998
Fannie Mae, 4.88%, 2014 - 2020                                                                      1,021,971           1,009,607
Fannie Mae, 5.1%, 2014                                                                                921,397             922,173
Fannie Mae, 4.56%, 2015                                                                             1,110,194           1,074,628
Fannie Mae, 4.62%, 2015                                                                             1,551,024           1,507,709
Fannie Mae, 4.665%, 2015                                                                              749,605             730,156
Fannie Mae, 4.69%, 2015                                                                               611,680             596,865
Fannie Mae, 4.7%, 2015                                                                              1,109,709           1,083,102
Fannie Mae, 4.74%, 2015                                                                               700,000             683,536
Fannie Mae, 4.78%, 2015                                                                               975,569             955,686
Fannie Mae, 4.815%, 2015                                                                              824,000             807,801
Fannie Mae, 4.85%, 2015                                                                               611,693             602,456
Fannie Mae, 4.87%, 2015                                                                               644,868             635,571
Fannie Mae, 4.89%, 2015                                                                               728,250             718,866
Fannie Mae, 4.925%, 2015                                                                            2,545,341           2,524,377
Fannie Mae, 5.034%, 2015                                                                              186,154             185,754
Fannie Mae, 5.471%, 2015                                                                            1,515,630           1,553,780
Fannie Mae, 5.09%, 2016                                                                               600,000             596,531
Fannie Mae, 5.423%, 2016                                                                            1,428,276           1,460,181
Fannie Mae, 6.5%, 2016 - 2036                                                                      12,981,857          13,336,177
Fannie Mae, 4.996%, 2017                                                                            2,546,471           2,537,828
Fannie Mae, 5.05%, 2017                                                                               936,000             926,933
Fannie Mae, 5.5%, 2017 - 2033                                                                      73,669,738          73,201,279
Fannie Mae, 6%, 2017 - 2034                                                                         5,783,479           5,881,446
Fannie Mae, 7.5%, 2017 - 2031                                                                       1,443,239           1,512,888
Fannie Mae, 4.5%, 2019                                                                             25,672,823          24,887,975
Freddie Mac, 4.5%, 2013 - 2021                                                                      5,314,982           5,272,823
Freddie Mac, 4.375%, 2015                                                                           3,674,434           3,604,834
Freddie Mac, 5%, 2016 - 2025                                                                       20,400,812          20,292,022
Freddie Mac, 6%, 2021 - 2035                                                                       29,985,541          30,360,484
Freddie Mac, 4%, 2024                                                                               1,976,238           1,940,933
Freddie Mac, 5.5%, 2024 - 2035                                                                     46,741,936          46,367,059
Freddie Mac, 6.5%, 2032                                                                             4,747,380           4,879,587
Ginnie Mae, 5.5%, 2033 - 2034                                                                       9,480,900           9,439,838
                                                                                                                     ------------
                                                                                                                     $314,179,672
                                                                                                                     ------------
U.S. GOVERNMENT AGENCIES - 18.5%
Aid-Egypt, 4.45%, 2015                                                                            $ 3,299,000        $  3,186,174
Aid-Israel, 0%, 2021                                                                                4,208,000           1,969,344
Aid-Lebanon, 7.62%, 2009                                                                            2,840,654           2,924,652
Aid-Peru, 9.98%, 2008                                                                                 819,145             847,488
Empresa Energetica Cornito Ltd., 6.07%, 2010                                                        4,505,000           4,578,657
Fannie Mae, 4.25%, 2009                                                                             7,277,000           7,188,308
Fannie Mae, 4.625%, 2013                                                                              627,000             617,036
Farmer Mac, 5.5%, 2011 (n)                                                                          5,370,000           5,485,922
Federal Home Loan Bank, 4.5%, 2007                                                                  4,020,000           4,016,394
Federal Home Loan Bank, 4.625%, 2008                                                               15,250,000          15,187,597
Freddie Mac, 4.2%, 2007                                                                             3,706,000           3,682,556
Freddie Mac, 7%, 2010                                                                               8,626,000           9,141,421
Freddie Mac, 4.875%, 2013                                                                           1,859,000           1,854,715
Overseas Private Investment Corp., 0%, 2007                                                         2,080,391           2,234,152
Small Business Administration, 9.65%, 2007                                                              1,818               1,825
Small Business Administration, 8.7%, 2009                                                              64,352              66,143
Small Business Administration, 9.05%, 2009                                                              4,488               4,619
Small Business Administration, 10.05%, 2009                                                             3,829               3,926
Small Business Administration, 6.34%, 2021                                                          2,159,246           2,240,948
Small Business Administration, 6.35%, 2021                                                          2,369,967           2,459,435
Small Business Administration, 6.44%, 2021                                                          2,716,106           2,824,399
Small Business Administration, 6.625%, 2021                                                         2,962,314           3,103,082
Small Business Administration, 6.07%, 2022                                                          2,359,379           2,436,871
Small Business Administration, 4.89%, 2023                                                          4,070,885           4,026,686
Small Business Administration, 4.98%, 2023                                                          1,663,796           1,654,088
Small Business Administration, 4.34%, 2024                                                          2,274,396           2,177,456
Small Business Administration, 4.72%, 2024                                                          3,970,498           3,887,960
Small Business Administration, 4.77%, 2024                                                          3,070,673           3,016,219
Small Business Administration, 4.86%, 2024                                                          2,095,937           2,065,369
Small Business Administration, 4.87%, 2024                                                          2,451,338           2,414,561
Small Business Administration, 4.88%, 2024                                                          1,877,000           1,850,786
Small Business Administration, 4.99%, 2024                                                          2,647,372           2,626,195
Small Business Administration, 5.19%, 2024                                                          2,433,377           2,439,950
Small Business Administration, 5.52%, 2024                                                          2,326,778           2,365,227
Small Business Administration, 5.11%, 2025                                                          2,217,809           2,212,890
Small Business Administration, 4.76%, 2025                                                          3,570,882           3,481,873
U.S. Department of Housing & Urban Development, 6.36%, 2016                                         6,000,000           6,219,648
U.S. Department of Housing & Urban Development, 6.59%, 2016                                         5,744,000           5,830,108
                                                                                                                     ------------
                                                                                                                     $122,324,680
                                                                                                                     ------------
U.S. TREASURY OBLIGATIONS - 27.6%
U.S. Treasury Bonds, 9.25%, 2016                                                                 $  4,302,000        $  5,725,355
U.S. Treasury Bonds, 7.875%, 2021                                                                   6,299,000           8,182,792
U.S. Treasury Bonds, 6.25%, 2023                                                                    6,809,000           7,817,052
U.S. Treasury Bonds, 6.875%, 2025                                                                     504,000             621,574
U.S. Treasury Bonds, 6%, 2026                                                                      14,839,000          16,771,542
U.S. Treasury Bonds, 6.75%, 2026                                                                    3,598,000           4,408,392
U.S. Treasury Bonds, 0%, 2027                                                                       5,409,000           1,957,717
U.S. Treasury Bonds, 6.25%, 2030                                                                      579,000             685,980
U.S. Treasury Bonds, 4.5%, 2036                                                                     8,599,000           8,107,240
U.S. Treasury Bonds, STRIPS, 0%, 2021                                                               3,978,000           1,926,959
U.S. Treasury Notes, 5.5%, 2008                                                                     9,172,000           9,215,714
U.S. Treasury Notes, 6.5%, 2010 (f)                                                                64,036,000          67,350,375
U.S. Treasury Notes, 5.125%, 2011                                                                  17,321,000          17,703,950
U.S. Treasury Notes, 4%, 2014                                                                      21,772,000          21,003,187
U.S. Treasury Notes, TIPS, 3.875%, 2009                                                             4,768,640           4,942,805
U.S. Treasury Notes, TIPS, 2.375%, 2017                                                             6,627,973           6,726,100
                                                                                                                     ------------
                                                                                                                     $183,146,734
                                                                                                                     ------------
  TOTAL BONDS                                                                                                        $653,380,266
                                                                                                                     ------------
REPURCHASE AGREEMENTS - 0.5%
Merrill Lynch, 5.39%, dated 3/30/07, due 4/02/07, total to be received $3,159,418
(secured by various U.S. Treasury and Federal Agency obligations and Mortgage
Backed securities in a jointly traded account)                                                   $  3,158,000        $  3,158,000
                                                                                                                     ------------
  TOTAL INVESTMENTS(k)                                                                                               $656,538,266
                                                                                                                     ------------

OTHER ASSETS, LESS LIABILITIES - 0.8%                                                                                   5,240,751
                                                                                                                     ------------
  NET ASSETS - 100.0%                                                                                                $661,779,017
                                                                                                                     ------------

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(k) As of March 31, 2007, the series held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $648,932,150 and 98.84% of market value. An independent pricing service provided an evaluated bid for 98.71% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,485,922 representing 0.8% of net assets.

The following abbreviations are used in this report and are defined:
STRIPS      Separate Trading of Registered Interest and Principal of Securities
TIPS        Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - GOVERNMENT SECURITIES SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 3/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $667,904,965
                                                                 ============
Gross unrealized appreciation                                    $  2,855,804
Gross unrealized depreciation                                     (14,222,503)
                                                                 ------------
      Net unrealized appreciation (depreciation)                 $(11,366,699)
                                                                 ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

FUTURES CONTRACTS OUTSTANDING AT 3/31/07

                                                                                                  UNREALIZED
                                                                               EXPIRATION        APPRECIATION
DESCRIPTION                              CONTRACTS              VALUE              DATE          (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)                  56              $ 6,230,000          Jun-07             $117,929
U.S. Treasury Note 10 yr (Short)           244               26,382,500          Jun-07               32,755
---------------------------------------------------------------------------------------------------------------
                                                                                                    $150,684
                                                                                                    ========

At March 31, 2007, the series had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

                        MFS(R)/SUN LIFE SERIES TRUST

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2007

                        High Yield Series

PORTFOLIO OF INVESTMENTS March 31, 2007 (Unaudited)

MFS/Sun Life Series Trust - High Yield Series

ISSUER                                                                                             SHARES/PAR           VALUE ($)

BONDS - 86.5%

AEROSPACE - 1.7%
Bombardier, Inc., 8%, 2014 (n)                                                                   $  1,723,000        $  1,783,276
DRS Technologies, Inc., 7.625%, 2018                                                                2,590,000           2,693,600
Hawker Beechcraft Acquisition, 9.75%, 2017 (z)                                                      1,075,000           1,123,375
Vought Aircraft Industry, Inc., 8%, 2011                                                              475,000             465,500
                                                                                                                     ------------
                                                                                                                     $  6,065,751
                                                                                                                     ------------
AIRLINES - 0.7%
Continental Airlines, Inc., 6.9%, 2017                                                           $    310,643        $    308,314
Continental Airlines, Inc., 6.748%, 2017                                                              321,561             321,963
Continental Airlines, Inc., 6.795%, 2018                                                              556,627             556,280
Continental Airlines, Inc., 7.566%, 2020                                                            1,119,771           1,133,768
                                                                                                                     ------------
                                                                                                                     $  2,320,325
                                                                                                                     ------------
APPAREL MANUFACTURERS - 0.6%
Levi Strauss & Co., 12.25%, 2012                                                                 $    830,000        $    910,925
Levi Strauss & Co., 9.75%, 2015                                                                       980,000           1,075,550
                                                                                                                     ------------
                                                                                                                     $  1,986,475
                                                                                                                     ------------
ASSET BACKED & SECURITIZED - 1.7%
Airlie LCDO Ltd., CDO, FRN, 7.25%, 2011 (z)                                                      $    665,000        $    662,939
Anthracite CDO Ltd., 6%, 2037 (z)                                                                   1,300,000           1,160,910
Arbor Realty Mortgage Securities, CDO, FRN, 7.66%, 2038 (z)                                           713,646             720,782
Babson Ltd., "D", CLO, FRN, 6.86%, 2018 (n)                                                           670,000             670,000
CWCapital Cobalt CDO Ltd., "F", FRN, 6.66%, 2050 (z)                                                  500,000             498,250
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (n)                                                           950,000             931,903
First Union National Bank Commercial Mortgage Corp., 6.75%, 2032                                      855,000             868,629
Wachovia Credit, CDO, FRN, 6.6963%, 2026 (z)                                                          376,000             372,729
                                                                                                                     ------------
                                                                                                                     $  5,886,142
                                                                                                                     ------------
AUTOMOTIVE - 4.1%
Ford Motor Credit Co., 10.25%, 2010 (n)                                                          $  5,670,000        $  5,972,449
Ford Motor Credit Co., 8.625%, 2010                                                                 1,065,000           1,086,855
Ford Motor Credit Co., 7%, 2013                                                                       729,000             677,669
Ford Motor Credit Co., 8%, 2016                                                                     1,460,000           1,404,875
Ford Motor Credit Co., FRN, 8.11%, 2012                                                               930,000             909,096
General Motors Corp.,, 8.375%, 2033                                                                 2,012,000           1,805,770
Goodyear Tire & Rubber Co., 9%, 2015                                                                1,690,000           1,854,775
TRW Automotive, Inc., 7%, 2014 (z)                                                                    740,000             725,200
TRW Automotive, Inc., 7.25%, 2017  (z)                                                                185,000             181,300
                                                                                                                     ------------
                                                                                                                     $ 14,617,989
                                                                                                                     ------------
BROADCASTING - 5.0%
Allbritton Communications Co., 7.75%, 2012                                                       $  2,078,000        $  2,129,950
Clear Channel Communications, Inc., 5.5%, 2014                                                      1,915,000           1,695,363
EchoStar DBS Corp., 6.375%, 2011                                                                      925,000             930,781
Hughes Network Systems LLC, 9.5%, 2014                                                                945,000             994,613
Intelsat Bermuda Ltd., 9.25%, 2016 (n)                                                              1,015,000           1,124,113
Intelsat Bermuda Ltd., 11.25%, 2016 (n)                                                             2,405,000           2,729,675
Intelsat Bermuda Ltd., FRN, 8.8719%, 2015 (n)                                                         700,000             714,000
Intelsat Ltd., 0% to 2010, 9.25% to 2015                                                            1,590,000           1,319,700
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                    900,000             963,000
ION Media Networks, Inc., FRN, 11.61%, 2013 (n)                                                     2,155,000           2,246,588
Umbrella Acquisition, Inc., 9.75%, 2015  (p)(z)                                                     3,035,000           3,023,619
                                                                                                                     ------------
                                                                                                                     $ 17,871,402
                                                                                                                     ------------
BUILDING - 1.9%
Builders FirstSource, Inc., FRN, 9.61%, 2012                                                     $    480,000        $    487,200
Goodman Global Holdings, Inc., 7.875%, 2012                                                           790,000             793,950
Interface, Inc., 10.375%, 2010                                                                        943,000           1,039,658
Interface, Inc., 9.5%, 2014                                                                           170,000             184,875
Masonite Corp., 11%, 2015 (z)                                                                       1,179,000           1,096,470
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                                   2,516,000           1,824,100
NTK Holdings, Inc., 8.5%, 2014                                                                      1,230,000           1,196,175
                                                                                                                     ------------
                                                                                                                     $  6,622,428
                                                                                                                     ------------
BUSINESS SERVICES - 2.0%
Iron Mountain, Inc., 8.625%, 2013                                                                $    680,000        $    699,720
Iron Mountain, Inc., 7.75%, 2015                                                                      720,000             734,400
Nortel Networks Ltd., 10.75%, 2016 (n)                                                                820,000             910,200
Northern Telecom Corp., 6.875%, 2023                                                                  470,000             437,100
SunGard Data Systems, Inc., 10.25%, 2015                                                            2,355,000           2,569,894
Xerox Corp., 7.625%, 2013                                                                           1,605,000           1,683,244
                                                                                                                     ------------
                                                                                                                     $  7,034,558
                                                                                                                     ------------
CABLE TV - 2.7%
CCH I Holdings LLC, 11%, 2015                                                                    $  2,289,000        $  2,374,838
CCH II Holdings LLC, 10.25%, 2010                                                                   1,355,000           1,429,525
CCO Holdings LLC, 8.75%, 2013                                                                       2,030,000           2,101,050
CSC Holdings, Inc., 6.75%, 2012 (n)                                                                 1,905,000           1,890,713
NTL Cable PLC, 9.125%, 2016                                                                         1,844,000           1,945,420
                                                                                                                     ------------
                                                                                                                     $  9,741,546
                                                                                                                     ------------
CHEMICALS - 4.4%
BCP Crystal Holdings Corp., 9.625%, 2014                                                         $    693,000        $    787,193
Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014                                           2,452,000           2,277,295
Equistar Chemicals LP, 10.125%, 2008                                                                1,305,000           1,373,513
Equistar Chemicals LP, 10.625%, 2011                                                                  360,000             379,800
Innophos, Inc., 8.875%, 2014                                                                        1,600,000           1,656,000
KI Holdings, Inc., 0% to 2009, 9.875% to 2014                                                       1,960,000           1,648,850
Koppers, Inc., 9.875%, 2013                                                                         1,365,000           1,481,025
Lyondell Chemical Co., 11.125%, 2012                                                                  750,000             802,500
Momentive Performance
Materials, Inc., 11.5%, 2016 (n)                                                                    1,520,000           1,558,000
Mosaic Co., 7.625%, 2016 (n)                                                                        1,780,000           1,877,900
Nalco Co., 8.875%, 2013                                                                             1,630,000           1,731,875
                                                                                                                     ------------
                                                                                                                     $ 15,573,951
                                                                                                                     ------------
CONSUMER GOODS & SERVICES - 3.0%
Corrections Corp. of America, 6.25%, 2013                                                        $  1,090,000        $  1,090,000
GEO Group, Inc., 8.25%, 2013                                                                        1,595,000           1,662,788
Jarden Corp., 7.5%, 2017                                                                            1,515,000           1,530,150
Playtex Products, Inc., 9.375%, 2011                                                                1,025,000           1,059,594
Service Corp. International, 7.375%, 2014                                                             700,000             728,000
Service Corp. International, 6.75%, 2015 (z)                                                          405,000             404,494
Service Corp. International, 7%, 2017                                                               2,380,000           2,397,850
Visant Holding Corp., 8.75%, 2013                                                                   1,890,000           1,970,325
Vitro S.A., 8.625%, 2012 (n)                                                                            2,000               2,050
Vitro S.A., 9.125%, 2017 (n)                                                                            8,000               8,200
                                                                                                                     ------------
                                                                                                                     $ 10,853,451
                                                                                                                     ------------
CONTAINERS - 1.9%
Berry Plastics Holding Corp., 8.875%, 2014                                                       $  1,715,000        $  1,753,588
Graham Packaging Co. LP, 9.875%, 2014                                                                 980,000             999,600
Greif, Inc., 6.75%, 2017 (n)                                                                        1,005,000           1,012,538
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                   2,785,000           2,903,363
                                                                                                                     ------------
                                                                                                                     $  6,669,089
                                                                                                                     ------------
DEFENSE ELECTRONICS - 0.9%
L-3 Communications Corp., 6.125%, 2014                                                           $  1,825,000        $  1,793,063
L-3 Communications Corp., 5.875%, 2015                                                              1,435,000           1,393,744
                                                                                                                     ------------
                                                                                                                     $  3,186,807
                                                                                                                     ------------
ELECTRONICS - 1.4%
Avago Technologies Finance, 11.875%, 2015                                                        $    495,000        $    556,875
Freescale Semiconductor, Inc., 10.125%, 2016 (z)                                                    2,945,000           2,952,363
NXP B.V./NXP Funding LLC, 7.875%, 2014 (n)                                                            655,000             676,288
NXP B.V./NXP Funding LLC, 9.5%, 2015 (n)                                                              600,000             619,500
                                                                                                                     ------------
                                                                                                                     $  4,805,026
                                                                                                                     ------------
EMERGING MARKET QUASI-SOVEREIGN - 0.3%
Gazprom OAO, 9.625%, 2013 (n)                                                                    $    610,000        $    721,325
Gazprom OAO, 8.625%, 2034 (n)                                                                         224,000             287,840
                                                                                                                     ------------
                                                                                                                     $  1,009,165
                                                                                                                     ------------
EMERGING MARKET SOVEREIGN - 0.2%
Federative Republic of Brazil, 8.875%, 2019                                                      $    296,000        $    373,848
Russian Ministry of Finance, 12.75%, 2028                                                             243,000             440,948
                                                                                                                     ------------
                                                                                                                     $    814,796
                                                                                                                     ------------
ENERGY - INDEPENDENT - 3.6%
Chaparral Energy, Inc., 8.875%, 2017 (n)                                                         $  1,435,000        $  1,442,175
Chesapeake Energy Corp., 7%, 2014                                                                     958,000             986,740
Chesapeake Energy Corp., 6.375%, 2015                                                               2,200,000           2,189,000
Chesapeake Energy Corp., 6.875%, 2016                                                                 560,000             567,000
Hilcorp Energy, 7.75%, 2015 (n)                                                                       560,000             550,200
Hilcorp Energy I, 9%, 2016 (n)                                                                      1,440,000           1,526,400
Newfield Exploration Co., 6.625%, 2014                                                              1,810,000           1,810,000
Plains Exploration & Production Co., 7%, 2017                                                       1,535,000           1,542,675
Quicksilver Resources, Inc., 7.125%, 2016                                                           1,790,000           1,763,150
Whiting Petroleum Corp., 7%, 2014                                                                     515,000             502,125
                                                                                                                     ------------
                                                                                                                     $ 12,879,465
                                                                                                                     ------------
ENTERTAINMENT - 0.5%
AMC Entertainment, Inc., 8%, 2014                                                                $    700,000        $    712,250
AMC Entertainment, Inc., 11%, 2016                                                                    850,000             967,938
                                                                                                                     ------------
                                                                                                                     $  1,680,188
                                                                                                                     ------------
FINANCIAL INSTITUTIONS - 2.3%
General Motors Acceptance Corp., 6.875%, 2011                                                    $  3,633,000        $  3,636,520
General Motors Acceptance Corp., 6.75%, 2014                                                        4,522,000           4,445,542
                                                                                                                     ------------
                                                                                                                     $  8,082,062
                                                                                                                     ------------
FOOD & BEVERAGES - 1.6%
ARAMARK Corp., 8.5%, 2015 (n)                                                                    $  2,185,000        $  2,272,400
B&G Foods Holding Corp., 8%, 2011                                                                     990,000           1,002,375
Del Monte Corp., 6.75%, 2015                                                                          445,000             439,994
Dole Foods Co., Inc., 8.875%, 2011                                                                    930,000             918,375
Michael Foods, Inc., 8%, 2013                                                                         950,000             964,250
                                                                                                                     ------------
                                                                                                                     $  5,597,394
                                                                                                                     ------------
FOREST & PAPER PRODUCTS - 1.7%
Buckeye Technologies, Inc., 8%, 2010                                                             $    365,000        $    363,175
Buckeye Technologies, Inc., 8.5%, 2013                                                              2,165,000           2,262,425
Jefferson Smurfit Corp., 8.25%, 2012                                                                1,435,000           1,435,000
JSG Funding PLC, 7.75%, 2015                                                                          150,000             153,000
MDP Acquisitions PLC, 9.625%, 2012                                                                    421,000             447,313
Millar Western Forest Products Ltd., 7.75%, 2013                                                      855,000             778,050
Verso Paper Holdings LLC, 9.125%, 2014 (n)                                                            755,000             785,200
                                                                                                                     ------------
                                                                                                                     $  6,224,163
                                                                                                                     ------------
GAMING & LODGING - 6.0%
Great Canadian Gaming Corp., 7.25%, 2015 (n)                                                     $  1,560,000        $  1,569,750
Greektown Holdings, 10.75%, 2013 (n)                                                                1,120,000           1,198,400
Harrah's Entertainment, Inc., 5.75%, 2017                                                           3,515,000           2,908,663
Majestic Star Casino LLC, 9.75%, 2011                                                               1,245,000           1,185,863
Mandalay Resort Group, 9.375%, 2010                                                                 1,085,000           1,169,088
MGM Mirage, Inc., 8.5%, 2010                                                                        1,165,000           1,245,094
MGM Mirage, Inc., 8.375%, 2011                                                                      2,405,000           2,531,263
MGM Mirage, Inc., 6.75%, 2013                                                                       1,125,000           1,116,563
MGM Mirage, Inc., 5.875%, 2014                                                                        485,000             451,050
Pinnacle Entertainment, Inc., 8.25%, 2012                                                           1,055,000           1,086,650
Pokagon Gaming Authority, 10.375%, 2014 (n)                                                           755,000             832,388
Station Casinos, Inc., 6.5%, 2014                                                                   2,335,000           2,148,200
Wimar Opco LLC, 9.625%, 2014 (n)                                                                    1,415,000           1,420,306
Wynn Las Vegas LLC, 6.625%, 2014                                                                    2,610,000           2,583,900
                                                                                                                     ------------
                                                                                                                     $ 21,447,178
                                                                                                                     ------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.2%
Centene Corp., 7.25%, 2014 (n)                                                                   $    795,000        $    798,975
                                                                                                                     ------------

INDUSTRIAL - 1.2%
Belden CDT, Inc., 7%, 2017 (z)                                                                   $    725,000        $    739,516
Blount, Inc., 8.875%, 2012                                                                          1,445,000           1,495,575
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                   2,075,000           2,168,375
                                                                                                                     ------------
                                                                                                                     $  4,403,466
                                                                                                                     ------------
MACHINERY & TOOLS - 1.1%
Case Corp., 7.25%, 2016                                                                          $    705,000        $    736,725
Case New Holland, Inc., 9.25%, 2011                                                                   540,000             567,000
Case New Holland, Inc., 7.125%, 2014                                                                2,680,000           2,787,200
                                                                                                                     ------------
                                                                                                                     $  4,090,925
                                                                                                                     ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 6.3%
Advanced Medical Optics, Inc., 7.5%, 2017 (z)                                                    $    825,000        $    831,188
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                                                    1,395,000           1,199,700
Cooper Cos., Inc., 7.125%, 2015 (n)                                                                 1,200,000           1,218,000
DaVita, Inc., 6.625%, 2013                                                                            740,000             740,000
DaVita, Inc., 7.25%, 2015                                                                           2,595,000           2,624,194
HCA, Inc., 6.375%, 2015                                                                             2,230,000           1,903,863
HCA, Inc., 9.25%, 2016 (n)                                                                          4,745,000           5,118,669
HealthSouth Corp., 10.75%, 2016 (n)                                                                 1,040,000           1,131,000
Omnicare, Inc., 6.875%, 2015                                                                          790,000             796,913
Psychiatric Solutions, Inc., 7.75%, 2015                                                            1,770,000           1,796,550
Tenet Healthcare Corp., 9.25%, 2015                                                                 1,785,000           1,767,150
U.S. Oncology, Inc., 10.75%, 2014                                                                   2,125,000           2,369,375
Vanguard Health Holding II, 9%, 2014                                                                1,045,000           1,058,063
                                                                                                                     ------------
                                                                                                                     $ 22,554,665
                                                                                                                     ------------
METALS & MINING - 4.1%
Arch Western Finance LLC, 6.75%, 2013                                                            $  2,690,000        $  2,646,288
Chaparral Steel Co., 10%, 2013                                                                      1,270,000           1,416,050
FMG Finance Ltd., 10.625%, 2016 (n)                                                                 1,840,000           2,116,000
Freeport-McMoRan Copper & Gold, 8.25%, 2015                                                         1,340,000           1,442,175
Freeport-McMoRan Copper & Gold, 8.375%, 2017                                                        2,300,000           2,486,875
Griffin Coal Mining Co., 9.5%, 2016 (z)                                                               825,000             870,375
Peabody Energy Corp., 5.875%, 2016                                                                  1,565,000           1,502,400
Peabody Energy Corp., 7.375%, 2016                                                                  1,045,000           1,099,863
PNA Group, Inc., 10.75%, 2016 (n)                                                                     880,000             946,000
                                                                                                                     ------------
                                                                                                                     $ 14,526,026
                                                                                                                     ------------
NATURAL GAS - DISTRIBUTION - 0.4%
AmeriGas Partners LP, 7.125%, 2016                                                               $  1,580,000        $  1,583,950
                                                                                                                     ------------

NATURAL GAS - PIPELINE - 2.9%
Atlas Pipeline Partners LP, 8.125%, 2015                                                         $  1,625,000        $  1,673,750
Colorado Interstate Gas Co., 5.95%, 2015                                                              790,000             794,933
El Paso Energy Corp., 7.75%, 2013                                                                   1,510,000           1,577,950
El Paso Performance-Linked Trust, 7.75%, 2011 (n)                                                   2,210,000           2,350,888
Transcontinental Gas Pipe Line Corp., 7%, 2011                                                        750,000             785,625
Williams Cos., Inc., 7.125%, 2011                                                                     733,000             767,818
Williams Cos., Inc., 8.75%, 2032                                                                    1,050,000           1,210,125
Williams Partners LP, 7.25%, 2017 (n)                                                               1,230,000           1,300,725
                                                                                                                     ------------
                                                                                                                     $ 10,461,814
                                                                                                                     ------------
NETWORK & TELECOM - 3.7%
Cincinnati Bell, Inc., 8.375%, 2014                                                              $  1,705,000        $  1,743,363
Citizens Communications Co., 9.25%, 2011                                                            1,286,000           1,433,890
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                                     1,445,000           1,546,150
Qwest Capital Funding, Inc., 7.25%, 2011                                                            1,035,000           1,059,581
Qwest Corp., 7.875%, 2011                                                                           1,095,000           1,163,438
Qwest Corp., 8.875%, 2012                                                                           1,985,000           2,193,425
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                     1,635,000           1,749,450
Windstream Corp., 8.625%, 2016                                                                      1,695,000           1,853,906
Windstream Corp., 7%, 2019 (n)                                                                        365,000             365,000
                                                                                                                     ------------
                                                                                                                     $ 13,108,203
                                                                                                                     ------------
OIL SERVICES - 1.5%
Basic Energy Services, Inc., 7.125%, 2016                                                        $  1,995,000        $  1,945,125
Compagnie Generale de
Geophysique-Veritas, 7.75%, 2017                                                                      940,000             979,950
GulfMark Offshore, Inc., 7.75%, 2014                                                                1,190,000           1,207,850
Hanover Compressor Co., 9%, 2014                                                                    1,055,000           1,142,038
                                                                                                                     ------------
                                                                                                                     $  5,274,963
                                                                                                                     ------------
PHARMACEUTICALS - 0.5%
Warner Chilcott Corp., 8.75%, 2015                                                               $  1,668,000        $  1,738,890
                                                                                                                     ------------

PRINTING & PUBLISHING - 3.8%
American Media Operations, Inc., 10.25%, 2009                                                    $  1,795,000        $  1,700,763
Dex Media, Inc., 0% to 2008, 9% to 2013                                                             3,710,000           3,454,938
Dex Media, Inc., 0% to 2008, 9% to 2013                                                             1,710,000           1,592,438
Idearc, Inc., 8%, 2016 (n)                                                                          3,620,000           3,724,075
MediaNews Group, Inc., 6.875%, 2013                                                                 1,330,000           1,210,300
R.H. Donnelley Corp., 8.875%, 2016                                                                  1,785,000           1,896,563
                                                                                                                     ------------
                                                                                                                     $ 13,579,077
                                                                                                                     ------------
RAILROAD & SHIPPING - 0.3%
TFM S.A. de C.V., 9.375%, 2012                                                                   $    931,000        $  1,000,825
TFM S.A. de C.V., 12.5%, 2012                                                                         132,000             141,504
                                                                                                                     ------------
                                                                                                                     $  1,142,329
                                                                                                                     ------------
RESTAURANTS - 0.3%
Denny's Corp. Holdings, Inc., 10%, 2012                                                          $    850,000        $    906,313
                                                                                                                     ------------

RETAILERS - 1.5%
Buhrmann U.S., Inc., 7.875%, 2015                                                                $  1,455,000        $  1,455,000
Couche-Tard, Inc., 7.5%, 2013                                                                       1,045,000           1,073,738
Jean Coutu Group (PJC), Inc., 7.625%, 2012                                                            915,000             969,972
Neiman Marcus Group, Inc., 9%, 2015                                                                 1,065,000           1,166,175
Neiman Marcus Group, Inc., 10.375%, 2015                                                              650,000             724,750
                                                                                                                     ------------
                                                                                                                     $  5,389,635
                                                                                                                     ------------
SPECIALTY STORES - 1.0%
GSC Holdings Corp., 8%, 2012                                                                     $    970,000        $  1,028,200
Michaels Stores, Inc., 11.375%, 2016 (n)                                                            1,325,000           1,427,688
Payless ShoeSource, Inc., 8.25%, 2013                                                               1,165,000           1,217,425
                                                                                                                     ------------
                                                                                                                     $  3,673,313
                                                                                                                     ------------
SUPERMARKETS - 0.3%
Jitney Jungle Stores of America, Inc., 10.375%, 2007 (d)                                              250,000        $          0
SUPERVALU, Inc., 7.5%, 2014                                                                         1,125,000           1,172,813
                                                                                                                     ------------
                                                                                                                     $  1,172,813
                                                                                                                     ------------
TELECOMMUNICATIONS - WIRELESS - 1.9%
Centennial Communications Corp., 10%, 2013                                                       $    300,000        $    323,625
Centennial Communications Corp., 10.125%, 2013                                                        655,000             707,400
Rogers Wireless, Inc., 6.375%, 2014                                                                 1,380,000           1,414,500
Rogers Wireless, Inc., 7.5%, 2015                                                                     990,000           1,072,913
Rural Cellular Corp., 9.875%, 2010                                                                  1,200,000           1,266,000
Wind Acquisition Finance S.A., 10.75%, 2015 (n)                                                     1,580,000           1,809,100
                                                                                                                     ------------
                                                                                                                     $  6,593,538
                                                                                                                     ------------
TOBACCO - 0.5%
Reynolds American, Inc., 7.25%, 2012                                                             $    719,000        $    753,425
Reynolds American, Inc., 7.3%, 2015                                                                   865,000             903,030
                                                                                                                     ------------
                                                                                                                     $  1,656,455
                                                                                                                     ------------
TRANSPORTATION - SERVICES - 0.9%
Hertz Corp., 8.875%, 2014                                                                        $  2,095,000        $  2,257,363
Stena AB, 7%, 2016                                                                                  1,086,000           1,075,140
                                                                                                                     ------------
                                                                                                                     $  3,332,503
                                                                                                                     ------------
U.S. TREASURY OBLIGATIONS - 1.9%
U.S. Treasury Bonds, 4.5%, 2036                                                                  $  7,303,000        $  6,885,356
                                                                                                                     ------------

UTILITIES - ELECTRIC POWER - 4.0%
AES Corp., 9.375%, 2010                                                                          $  1,500,000        $  1,631,250
Edison Mission Energy, 7.75%, 2016                                                                    775,000             807,938
Midwest Generation LLC, 8.75%, 2034                                                                 2,340,000           2,538,900
Mirant North American LLC, 7.375%, 2013                                                             1,340,000           1,373,500
Mission Energy Holding Co., 13.5%, 2008                                                             1,405,000           1,531,450
NRG Energy, Inc., 7.375%, 2016                                                                      4,705,000           4,834,388
NRG Energy, Inc., 7.375%, 2017                                                                        615,000             631,144
Reliant Resources, Inc., 9.25%, 2010                                                                  770,000             811,388
                                                                                                                     ------------
                                                                                                                     $ 14,159,958
                                                                                                                     ------------
  TOTAL BONDS                                                                                                        $308,002,518
                                                                                                                     ------------

FLOATING RATE LOANS(g)(r) - 9.2%

AUTOMOTIVE - 1.9%
Ford Motor Co., Term Loan B, 8.36%, 2013                                                         $  3,268,768        $  3,276,941
General Motors Corp., Term Loan B, 7.7%, 2013                                                       2,350,002           2,364,690
Mark IV Industries, Inc., Second Lien Term Loan, 11.1%, 2011                                          994,489           1,002,363
                                                                                                                     ------------
                                                                                                                     $  6,643,994
                                                                                                                     ------------
BROADCASTING - 0.9%
Gray Television, Inc.,Term Loan B, 2014 (o)                                                      $    780,518        $    780,518
Univision Communications, Inc., Delayed Draw Term Loan, 2014 (o)                                       84,593              84,511
Univision Communications, Inc., Term Loan B, 2014 (o)                                               2,235,754           2,233,581
                                                                                                                     ------------
                                                                                                                     $  3,098,610
                                                                                                                     ------------
CABLE TV - 0.8%
Charter Communications Entertainment I LLC, First Tier Term Loan, 2014 (o)                       $    796,896        $    795,098
CSC Holdings, Inc., Incremental Term Loan, 7.11%, 2013                                              1,206,180           1,209,698
Mediacom Illinois, LLC, Term Loan A, 6.86%, 2012                                                    1,077,104           1,066,558
                                                                                                                     ------------
                                                                                                                     $  3,071,354
                                                                                                                     ------------
CHEMICALS - 0.8%
Celanese AG, Dollar Term Loan, 2011                                                              $  2,807,265        $  2,811,945
                                                                                                                     ------------

CONTAINERS - 0.3%
Altivity Packaging LLC, Second Lien Term Loan, 10.32%, 2013                                      $    290,909        $    296,242
Altivity Packaging LLC, Second Lien Term Loan, 10.32%, 2013                                           909,091             925,758
                                                                                                                     ------------
                                                                                                                     $  1,222,000
                                                                                                                     ------------
FOOD & BEVERAGES - 0.6%
Dean Foods Co., Term Loan B, 2014 (o)                                                            $  1,307,841        $  1,307,841
Dole Food Co., Inc., Term Loan, 7.54%, 2013                                                           179,371             179,051
Dole Food Co., Inc., Term Loan C, 7.46%, 2013                                                         597,903             596,836
Dole Foods Co., Inc., 5.23%, 2013                                                                      80,526              80,382
                                                                                                                     ------------
                                                                                                                     $  2,164,110
                                                                                                                     ------------
FOREST & PAPER PRODUCTS - 0.5%
Georgia-Pacific Corp., Term Loan, 7.09%, 2012                                                    $  1,696,575        $  1,704,563
Georgia-Pacific Corp., Term Loan B-2, 7.09%, 2012                                                     112,589             113,105
                                                                                                                     ------------
                                                                                                                     $  1,817,668
                                                                                                                     ------------
GAMING & LODGING - 0.5%
Gulfside Casino, Term Loan B, 10.34%, 2012                                                       $  1,842,346        $  1,856,164
                                                                                                                     ------------

MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
HCA, Inc., Term Loan B, 7.6%, 2012                                                               $  1,695,239        $  1,709,176
                                                                                                                     ------------

POLLUTION CONTROL - 0.4%
Allied Waste North America, Inc., Term Loan, 2012 (o)                                            $    477,880        $    479,074
Allied Waste North America, Inc., Term Loan A, 2012 (o)                                             1,023,297           1,025,322
                                                                                                                     ------------
                                                                                                                     $  1,504,396
                                                                                                                     ------------
PRINTING & PUBLISHING - 1.5%
Idearc, Inc., Term Loan B, 7.35%, 2014                                                           $  3,836,792        $  3,857,774
Nielsen Finance LLC, Term Loan B, 7.61%, 2013                                                       1,431,476           1,442,571
                                                                                                                     ------------
                                                                                                                     $  5,300,345
                                                                                                                     ------------
SPECIALTY STORES - 0.5%
Michaels Stores, Inc., Term Loan, 8.13%, 2013                                                    $  1,671,032        $  1,684,956
                                                                                                                     ------------

  TOTAL FLOATING RATE LOANS                                                                                          $ 32,884,718
                                                                                                                     ------------

COMMON STOCKS - 1.7%

AUTOMOTIVE - 0.0%
Oxford Automotive, Inc. (a)                                                                                21        $          0
                                                                                                                     ------------

CHEMICALS - 0.3%
Huntsman Corp.                                                                                         51,600        $    985,044
                                                                                                                     ------------

ENERGY - INDEPENDENT - 0.5%
Chesapeake Energy Corp.                                                                                19,900        $    614,512
Foundation Coal Holdings, Inc.                                                                         34,980           1,201,213
                                                                                                                     ------------
                                                                                                                     $  1,815,725
                                                                                                                     ------------
FOREST & PAPER PRODUCTS - 0.1%
Louisiana-Pacific Corp.                                                                                15,600        $    312,936
                                                                                                                     ------------

MACHINERY & TOOLS - 0.2%
Titan International, Inc.                                                                              28,600        $    724,438
                                                                                                                     ------------

NATURAL GAS - PIPELINE - 0.2%
Williams Cos., Inc.                                                                                    28,300        $    805,418
                                                                                                                     ------------

POLLUTION CONTROL - 0.1%
Waste Management, Inc.                                                                                 10,900        $    375,069
                                                                                                                     ------------

PRINTING & PUBLISHING - 0.0%
Golden Books Family Entertainment, Inc. (a)                                                            17,708        $          0
                                                                                                                     ------------

TELEPHONE SERVICES - 0.3%
Windstream Corp.                                                                                       58,000        $    852,020
                                                                                                                     ------------

  TOTAL COMMON STOCKS                                                                                                $  5,870,650
                                                                                                                     ------------

PREFERRED STOCKS - 0.1%

BROADCASTING - 0.1%
ION Media Networks, Inc., 14.25% (p)                                                                       44        $    343,200
                                                                                                                     ------------

REAL ESTATE - 0.0%
HRPT Properties Trust, "B", REIT, 8.75%                                                                 1,225        $     31,434
                                                                                                                     ------------
  TOTAL PREFERRED STOCKS                                                                                             $    374,634
                                                                                                                     ------------

ISSUER                          STRIKE PRICE        FIRST EXERCISE

WARRANTS - 0.0%

NETWORK & TELECOM - 0.0%
Knology, Inc. (a)(z)               $0.10               11/22/1997                                         525        $      1,927
                                                                                                                     ------------
  TOTAL WARRANTS                                                                                                     $      1,927
                                                                                                                     ------------

ISSUER                                                                                             SHARES/PAR           VALUE ($)
SHORT-TERM OBLIGATIONS - 3.2%
New Center Asset Trust, 5.39%, due 4/02/07 (y)                                                   $ 11,324,000        $ 11,322,305
                                                                                                                     ------------
  TOTAL INVESTMENTS(k)                                                                                               $358,456,752
                                                                                                                     ------------
OTHER ASSETS, LESS LIABILITIES - (0.7)%                                                                                (2,320,373)
                                                                                                                     ------------
  NET ASSETS - 100.0%                                                                                                $356,136,379
                                                                                                                     ------------

(a) Non-income producing security.
(d) Non-income producing security - in default.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(k) As of March 31, 2007, the series held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $302,118,303 and 84.53% of market value. An independent pricing service provided an evaluated bid for 84.53% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $61,186,047, representing 17.18% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                                                                    TOTAL %
                                                              ACQUISITION           ACQUISITION        CURRENT        OF
RESTRICTED SECURITIES                                            DATE                  COST         MARKET VALUE   NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc., 7.5%, 2017                   3/27/07 - 3/30/07        $ 828,650      $   831,188
Airlie LCDO Ltd., CDO, FRN, 7.25%, 2011                          10/13/06              665,000          662,939
Anthracite CDO Ltd., 6%, 2037                                     5/14/02              858,783        1,160,910
Arbor Realty Mortgage Securities, CDO, FRN, 7.66%, 2041          12/20/05              713,646          720,782
Belden CDT, Inc., 7%, 2017                                  3/13/07 - 3/16/07          728,300          739,516
CWCapital Cobalt CDO Ltd., "F", FRN, 6.66%, 2050                  4/12/06              500,000          498,250
Freescale Semiconductor, Inc., 10.125%, 2016                3/9/07 - 3/30/07         2,988,963        2,952,363
Griffin Coal Mining Co., 9.5%, 2016                              11/10/06              825,000          870,375
Hawker Beechcraft Acquisition, 9.75%, 2017                  3/16/07 - 3/21/07        1,100,681        1,123,375
Knology, Inc.                                                    10/16/97                    0            1,927
Masonite Corp., 11%, 2015                                   11/16/07 - 1/5/07        1,107,118        1,096,470
Service Corp. International, 6.75%, 2015                          3/28/07              403,311          404,494
TRW Automotive, Inc., 7%, 2014                                    3/14/07              730,040          725,200
TRW Automotive, Inc., 7.25%, 2017                                 3/14/07              181,800          181,300
Umbrella Acquisition, Inc., 9.75%, 2015                     3/1/2007 - 3/19/07       3,041,181        3,023,619
Wachovia Credit, CDO, FRN, 6.6963%, 2026                          6/8/06               376,000          372,729
-----------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                         $15,365,437       4.3%
                                                                                                    =======================

The following abbreviations are used in this report and are defined:
CDO       Collateralized Debt Obligation
CLO       Collateralized Loan Obligation
FRN       Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT      Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - HIGH YIELD SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 03/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $351,204,401
                                                                 ============
Gross unrealized appreciation                                    $  9,083,240
Gross unrealized depreciation                                      (1,830,889)
                                                                 ------------
      Net unrealized appreciation (depreciation)                 $  7,252,351
                                                                 ============

The aggregate cost above includes prior fiscal year end tax adjustments.


(2) FINANCIAL INSTRUMENTS
SWAP AGREEMENTS AT 3/31/07

                                                                                                             UNREALIZED
                       NOTIONAL                               CASH FLOWS                CASH FLOWS          APPRECIATION
EXPIRATION              AMOUNT         COUNTERPARTY           TO RECEIVE                  TO PAY            (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
1/20/12            USD  1,200,000      Goldman Sachs & Co.        (1)                 1.49% (fixed rate)      $   (50)

3/20/12            USD  1,200,000      Merrill Lynch              (2)                 3.7% (fixed rate)         6,179
                                         International

3/20/17            USD    200,000      JP Morgan                  (3)                 0.78% (fixed rate)        2,213

3/20/17            USD    200,000      JP Morgan                  (3)                 0.8% (fixed rate)         1,913

3/20/17            USD    200,000      Merrill Lynch              (3)                 0.81% (fixed rate)        1,681
                                         International
                                                                                                              -------
                                                                                                              $11,936
                                                                                                              =======

(1) Fund to receive notional amount upon a defined credit default event by Constelleation Brands, 8.0%, 2/15/08.
(2) Fund to receive notional amount upon a defined credit default event by Lear Corp., 5.75%, 8/1/14.
(3) Fund to receive notional amount upon a defined credit default event by Waste Management., 7.375%, 8/1/10.

At March 31, 2007, the series had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

                        MFS(R)/SUN LIFE SERIES TRUST

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2007

                        International Value Series

PORTFOLIO OF INVESTMENTS March 31, 2007 (Unaudited)

MFS/Sun Life Series Trust - International Value Series

ISSUER                                                                                             SHARES/PAR           VALUE ($)

COMMON STOCKS - 92.6%
ALCOHOLIC BEVERAGES - 1.3%
Heineken N.V                                                                                           29,900        $  1,563,658
Remy Cointreau S.A                                                                                      7,880             531,640
                                                                                                                     ------------
                                                                                                                     $  2,095,298
                                                                                                                     ------------
APPAREL MANUFACTURERS - 0.4%
Impact 21 Co. Ltd.                                                                                     21,000        $    371,879
Sanyo Shokai Ltd. (l)                                                                                  32,400             290,732
                                                                                                                     ------------
                                                                                                                     $    662,611
                                                                                                                     ------------
AUTOMOTIVE - 3.6%
Autoliv, Inc., SDR                                                                                     14,280        $    815,883
Bayerische Motoren Werke AG                                                                            32,770           1,932,999
Continental AG                                                                                          8,042           1,039,173
Kongsberg Automotive A.S.A                                                                             46,480             412,884
Nissan Motor Co. Ltd. (l)                                                                              69,700             747,325
PSA Peugeot Citroen S.A. (l)                                                                           12,690             894,117
                                                                                                                     ------------
                                                                                                                     $  5,842,381
                                                                                                                     ------------
BIOTECHNOLOGY - 0.3%
Actelion Ltd. (a)                                                                                       2,340        $    545,429
                                                                                                                     ------------

BROADCASTING - 3.2%
Fuji Television Network, Inc.                                                                             613        $  1,420,680
Nippon Television Network Corp.                                                                         6,930           1,138,756
Vivendi S.A. (l)                                                                                       31,220           1,268,294
WPP Group PLC                                                                                          86,950           1,317,403
                                                                                                                     ------------
                                                                                                                     $  5,145,133
                                                                                                                     ------------
BROKERAGE & ASSET MANAGERS - 0.2%
Van Lanschot N.V                                                                                        3,280        $    285,550
                                                                                                                     ------------

BUSINESS SERVICES - 1.1%
Bunzl PLC                                                                                              56,100        $    793,689
USS Co., Ltd.                                                                                          14,150             923,753
                                                                                                                     ------------
                                                                                                                     $  1,717,442
                                                                                                                     ------------
CABLE TV - 0.3%
Premiere AG (a)(l)                                                                                     19,420        $    422,731
                                                                                                                     ------------

CHEMICALS - 2.0%
Makhteshim-Agan Industries Ltd.                                                                       103,800        $    650,251
Syngenta AG                                                                                            13,227           2,530,676
                                                                                                                     ------------
                                                                                                                     $  3,180,927
                                                                                                                     ------------
CONSTRUCTION - 3.2%
Buzzi Unicem S.p.A. (l)                                                                                20,330        $    619,828
CRH PLC                                                                                                28,050           1,198,700
Fletcher Building Ltd.                                                                                135,568           1,063,188
Geberit AG                                                                                                340             523,206
Nexity International                                                                                    6,490             552,959
Sekisui Chemical Co. Ltd. (l)                                                                         162,000           1,282,073
                                                                                                                     ------------
                                                                                                                     $  5,239,954
                                                                                                                     ------------
CONSUMER GOODS & SERVICES - 4.4%
Henkel KGaA, IPS (l)                                                                                   21,750        $  3,214,526
Kao Corp. (l)                                                                                          71,000           2,073,149
Uni-Charm Corp. (l)                                                                                    29,600           1,866,317
                                                                                                                     ------------
                                                                                                                     $  7,153,992
                                                                                                                     ------------
ELECTRICAL EQUIPMENT - 2.0%
Legrand S.A. (l)                                                                                       29,200        $    965,130
OMRON Corp.                                                                                            39,100           1,052,226
Samsung SDI Co. Ltd.                                                                                    3,576             228,208
Spectris PLC                                                                                           61,310           1,061,628
                                                                                                                     ------------
                                                                                                                     $  3,307,192
                                                                                                                     ------------
ELECTRONICS - 4.4%
Barco N.V                                                                                               3,960        $    365,639
Hirose Electric Co., Ltd. (l)                                                                           5,100             610,374
Konica Minolta Holdings, Inc. (l)                                                                      81,500           1,065,771
Ricoh Co. Ltd.                                                                                         44,000             983,915
Samsung Electronics Co. Ltd.                                                                            1,829           1,093,216
Sony Corp.                                                                                             24,900           1,258,381
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR                                                                                          83,029             892,562
Venture Corp. Ltd.                                                                                     82,000             789,033
                                                                                                                     ------------
                                                                                                                     $  7,058,891
                                                                                                                     ------------
ENERGY - INDEPENDENT - 0.8%
Apache Corp.                                                                                            9,010        $    637,007
PTT Public Co.                                                                                        102,300             607,781
                                                                                                                     ------------
                                                                                                                     $  1,244,788
                                                                                                                     ------------
ENERGY - INTEGRATED - 6.3%
Royal Dutch Shell PLC, "A"                                                                             98,000        $  3,260,830
Statoil A.S.A. (l)                                                                                     75,700           2,060,923
TOTAL S.A., ADR                                                                                        70,000           4,884,600
                                                                                                                     ------------
                                                                                                                     $ 10,206,353
                                                                                                                     ------------
FOOD & BEVERAGES - 5.5%
Binggrae Co. Ltd.                                                                                       6,410        $    268,446
Cadbury Schweppes PLC                                                                                 155,650           1,996,895
CoolBrands International, Inc. (a)                                                                     46,840              46,718
CSM N.V                                                                                                30,740           1,096,082
Nestle S.A                                                                                             11,986           4,667,853
Nong Shim Co. Ltd.                                                                                      2,952             768,750
                                                                                                                     ------------
                                                                                                                     $  8,844,744
                                                                                                                     ------------
FOOD & DRUG STORES - 1.0%
Lawson, Inc. (l)                                                                                       41,000        $  1,571,420
                                                                                                                     ------------

FOREST & PAPER PRODUCTS - 0.9%
M-Real Oyj,  "B"  (l)                                                                                  66,400        $    516,082
Stora Enso Oyj                                                                                         54,200             940,958
                                                                                                                     ------------
                                                                                                                     $  1,457,040
                                                                                                                     ------------
FURNITURE & APPLIANCES - 0.2%
Indesit Co. S.p.A. (l)                                                                                 15,220        $    324,294
                                                                                                                     ------------

GENERAL MERCHANDISE - 1.2%
Daiei, Inc. (a)(l)                                                                                     33,000        $    475,247
METRO AG                                                                                               21,530           1,524,157
                                                                                                                     ------------
                                                                                                                     $  1,999,404
                                                                                                                     ------------
INSURANCE - 3.2%
Benfield Group PLC                                                                                    128,570        $    820,310
Catlin Group Ltd.                                                                                      58,900             580,067
Hiscox Ltd.                                                                                           144,835             767,340
Jardine Lloyd Thompson Group PLC                                                                      155,030           1,342,230
Legal & General Group PLC                                                                             556,730           1,741,808
                                                                                                                     ------------
                                                                                                                     $  5,251,755
                                                                                                                     ------------
LEISURE & TOYS - 1.6%
Heiwa Corp. (l)                                                                                        58,400        $    721,851
NAMCO BANDAI Holdings, Inc. (l)                                                                        48,200             749,034
Sankyo Co., Ltd. (l)                                                                                   13,600             595,201
Tamron Co. Ltd. (l)                                                                                    23,600             500,870
                                                                                                                     ------------
                                                                                                                     $  2,566,956
                                                                                                                     ------------
MACHINERY & TOOLS - 1.5%
ASSA ABLOY AB, "B"                                                                                     59,920        $  1,377,126
GEA Group AG                                                                                           39,090           1,081,641
                                                                                                                     ------------
                                                                                                                     $  2,458,767
                                                                                                                     ------------
MAJOR BANKS - 5.7%
BNP Paribas (l)                                                                                        16,930        $  1,767,812
Credit Agricole S.A. (l)                                                                               69,526           2,710,249
Joyo Bank Ltd.                                                                                         83,000             515,109
Royal Bank of Scotland Group PLC                                                                       46,521           1,816,140
Shizuoka Bank Ltd. (l)                                                                                 98,000           1,038,878
Svenska Handelsbanken AB, "A"                                                                          45,800           1,360,851
                                                                                                                     ------------
                                                                                                                     $  9,209,039
                                                                                                                     ------------
METALS & MINING - 1.2%
Anglo American PLC                                                                                     35,480        $  1,868,919
                                                                                                                     ------------

NATURAL GAS - DISTRIBUTION - 1.1%
Tokyo Gas Co. Ltd. (l)                                                                                334,000        $  1,850,149
                                                                                                                     ------------

OIL SERVICES - 0.5%
Fugro N.V                                                                                              15,472        $    785,159
                                                                                                                     ------------

OTHER BANKS & DIVERSIFIED FINANCIALS - 10.3%
Aiful Corp.                                                                                            71,400        $  2,199,111
Banche Popolari Unite S.c.p.a. (l)                                                                     34,510           1,020,814
Bangkok Bank Public Co. Ltd.                                                                          232,400             750,106
Dah Sing Financial Holdings Ltd.                                                                       44,400             387,512
DNB Holding A.S.A. (l)                                                                                 68,760             970,490
Hachijuni Bank Ltd.                                                                                   106,000             735,541
Hana Financial Group, Inc.                                                                             13,520             699,855
HSBC Holdings PLC                                                                                     172,397           3,017,409
ING Groep N.V                                                                                          53,590           2,265,089
Komercni Banka A.S                                                                                      3,773             655,797
Krungthai Card PLC                                                                                    445,300             317,981
LIC Housing Finance Ltd.                                                                               54,930             174,338
Sapporo Hokuyo Holdings, Inc.                                                                              85             851,479
Shinhan Financial Group Co. Ltd.                                                                       15,030             861,295
Siam City Bank Public Co. Ltd.                                                                        702,900             353,357
Takefuji Corp. (l)                                                                                     33,980           1,361,058
                                                                                                                     ------------
                                                                                                                     $ 16,621,232
                                                                                                                     ------------
PHARMACEUTICALS - 7.6%
Astellas Pharma, Inc.                                                                                  53,200        $  2,284,545
GlaxoSmithKline PLC                                                                                   146,670           4,031,774
Hisamitsu Pharmaceutical Co., Inc.                                                                     36,200           1,063,938
Novartis AG (l)                                                                                        77,000           4,220,255
Tanabe Seiyaku Co. Ltd. (l)                                                                            44,000             598,769
                                                                                                                     ------------
                                                                                                                     $ 12,199,281
                                                                                                                     ------------
PRINTING & PUBLISHING - 0.7%
Reed Elsevier PLC                                                                                      93,860        $  1,121,981
                                                                                                                     ------------

RAILROAD & SHIPPING - 0.5%
SMRT Corp. Ltd.                                                                                       747,820        $    734,365
                                                                                                                     ------------

REAL ESTATE - 0.3%
Deutsche Wohnen AG                                                                                      7,900        $    415,250
                                                                                                                     ------------

SPECIALTY CHEMICALS - 1.1%
L'Air Liquide S.A., Bearer Shares (l)                                                                   7,622        $  1,857,632
                                                                                                                     ------------

SPECIALTY STORES - 1.2%
KappAhl Holding AB (l)                                                                                 43,440        $    469,638
NEXT PLC                                                                                               14,630             647,429
Praktiker Bau-und Heimwerkermarkte
Holding AG                                                                                             23,590             832,947
                                                                                                                     ------------
                                                                                                                     $  1,950,014
                                                                                                                     ------------
TELECOMMUNICATIONS - WIRELESS - 3.4%
KDDI Corp.                                                                                                245        $  1,948,061
SmarTone Telecommunications
Holdings Ltd.                                                                                         355,000             410,236
Vodafone Group PLC                                                                                  1,206,490           3,216,781
                                                                                                                     ------------
                                                                                                                     $  5,575,078
                                                                                                                     ------------
TELEPHONE SERVICES - 3.9%
France Telecom S.A. (l)                                                                                67,740        $  1,788,462
Royal KPN N.V. (l)                                                                                    102,760           1,600,112
Singapore Telecommunications Ltd.                                                                     491,000           1,061,412
Telekom Austria AG                                                                                     71,550           1,787,768
                                                                                                                     ------------
                                                                                                                     $  6,237,754
                                                                                                                     ------------
TOBACCO - 1.5%
British American Tobacco PLC                                                                           52,710        $  1,648,069
Swedish Match AB (l)                                                                                   43,150             770,812
                                                                                                                     ------------
                                                                                                                     $  2,418,881
                                                                                                                     ------------
TRUCKING - 1.8%
TNT N.V                                                                                                63,910        $  2,930,019
                                                                                                                     ------------

UTILITIES - ELECTRIC POWER - 3.2%
British Energy Group PLC (a)                                                                           55,400        $    531,154
E.ON AG (l)                                                                                            17,650           2,399,026
SUEZ S.A. (l)                                                                                          19,375           1,021,519
United Utilities PLC                                                                                   81,640           1,213,657
                                                                                                                     ------------
                                                                                                                     $  5,165,356
                                                                                                                     ------------
  TOTAL COMMON STOCKS                                                                                                $149,523,161
                                                                                                                     ------------

REPURCHASE AGREEMENTS - 6.6%

Merrill Lynch, 5.39%, dated 3/30/07, due 4/02/07, total to be received $10,668,790
(secured by various U.S. Treasury and Federal Agency obligations and Mortgage
Backed securities in a jointly traded account)                                                   $ 10,664,000        $ 10,664,000
                                                                                                                     ------------

COLLATERAL FOR SECURITIES LOANED - 18.0%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                   29,120,174        $ 29,120,174
                                                                                                                     ------------
  TOTAL INVESTMENTS                                                                                                  $189,307,335
                                                                                                                     ------------
OTHER ASSETS, LESS LIABILITIES - (17.2)%                                                                              (27,837,675)
                                                                                                                     ------------
  NET ASSETS - 100.0%                                                                                                $161,469,660
                                                                                                                     ------------
(a) Non-income producing security.
(l) All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:
ADR      American Depository Receipt
IPS      International Preference Stock
SDR      Swedish Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - INTERNATIONAL VALUE SERIES
SUPPLEMENTAL INFORMATION (UNAUDITED) 3/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $162,856,251
                                                                  ============
Gross unrealized appreciation                                     $ 29,974,558
Gross unrealized depreciation                                       (3,523,474)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $ 26,451,084
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2007, are as follows:

---------------------------------
Japan                       21.3%
---------------------------------
United Kingdom              20.4%
---------------------------------
France                      11.4%
---------------------------------
Germany                      8.0%
---------------------------------
Switzerland                  7.8%
---------------------------------
Netherlands                  6.6%
---------------------------------
Sweden                       3.0%
---------------------------------
South Korea                  2.4%
---------------------------------
Norway                       2.1%
---------------------------------
Other Countries             17.0%
---------------------------------

                        MFS(R)/SUN LIFE SERIES TRUST

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 207

                        Money Market Series

PORTFOLIO OF INVESTMENTS March 31, 2007 (Unaudited)

MFS/Sun Life Series Trust - Money Market Series

ISSUER                                                                                             SHARES/PAR           VALUE ($)

CERTIFICATES OF DEPOSIT - 13.5%

MAJOR BANKS - 9.6%
Natexis Banques Populaires, NY, 5.34%, due 08/13/2007                                            $ 13,000,000        $ 13,000,000
Royal Bank of Canada, New York Branch, 5.32%, due 06/21/2007                                       15,800,000          15,800,000
UBS AG, Stamford, CT Branch, 5.285%, due 05/02/2007                                                15,000,000          15,000,000
                                                                                                                     ------------
                                                                                                                     $ 43,800,000
                                                                                                                     ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 3.9%
Credit Suisse, NY, 5.285%, due 05/02/2007                                                        $ 18,010,000        $ 18,010,000
                                                                                                                     ------------
  TOTAL CERTIFICATES OF DEPOSIT, AT AMORTIZED COST AND VALUE                                                         $ 61,810,000
                                                                                                                     ------------
COMMERCIAL PAPER(y) - 86.0%

ASSET BACKED & SECURITIZED - 4.0%
Yorktown Capital LLC, 5.25%, due 4/02/07 (t)                                                     $  3,517,000        $  3,516,487
Yorktown Capital LLC, 5.24%, due 5/01/07 (t)                                                        5,227,000           5,204,175
Yorktown Capital LLC, 5.26%, due 5/03/07 (t)                                                        9,653,000           9,607,867
                                                                                                                     ------------
                                                                                                                     $ 18,328,529
                                                                                                                     ------------
AUTOMOTIVE - 3.8%
Toyota Motor Credit Corp., 5.2%, due 7/27/07                                                     $ 17,935,000        $ 17,631,899
                                                                                                                     ------------

BROKERAGE & ASSET MANAGERS - 1.4%
Merrill Lynch & Co., Inc., 5.25%, due 4/12/07                                                    $  6,722,000        $  6,711,217
                                                                                                                     ------------

ELECTRICAL EQUIPMENT - 3.8%
General Electric Co., 5.215%, due 6/29/07                                                        $ 17,840,000        $ 17,609,995
                                                                                                                     ------------

FINANCIAL INSTITUTIONS - 49.8%
Alpine Securitization Corp., 5.42%, due 4/02/07 (t)                                              $ 18,210,000        $ 18,207,258
American Express Credit Corp., 5.4%, due 4/02/07                                                   18,210,000          18,207,269
Barton Capital Corp., 5.26%, due 4/11/07 - 4/13/07 (t)                                             18,426,000          18,393,825
Bryant Park Funding LLC, 5.27%, due 4/18/07 (t)                                                     5,622,000           5,608,009
Bryant Park Funding LLC, 5.25%, due 5/01/07 (t)                                                     8,662,000           8,624,104
Bryant Park Funding LLC, 5.24%, due 5/15/07 (t)                                                     4,000,000           3,974,382
CAFCO LLC, 5.26%, due 5/07/07 (t)                                                                  13,005,000          12,936,594
CAFCO LLC, 5.25%, due 5/10/07 (t)                                                                   5,348,000           5,317,583
CRC Funding LLC, 5.25%, due 5/07/07 - 5/08/07 (t)                                                  16,717,000          16,627,719
CRC Funding LLC, 5.235%, due 5/30/07 (t)                                                            1,708,000           1,693,346
Ciesco LLC, 5.23%, due 4/18/07 (t)                                                                  5,217,000           5,204,115
Edison Asset Securitization LLC, 5.23%, due 5/23/07 (t)                                             3,800,000           3,771,293
Fairway Finance Corp., 5.26%, due 4/25/07 (t)                                                       5,737,000           5,716,882
Fairway Finance Corp., 5.255%, due 5/11/07 - 5/14/07 (t)                                           12,430,000          12,355,417
Falcon Asset Securitization LLC, 5.26%, due 4/05/07 (t)                                            11,454,000          11,447,306
Falcon Asset Securitization LLC, 5.23%, due 6/06/07 (t)                                             3,900,000           3,862,606
Govco, LLC, 5.27%, due 5/09/07 (t)                                                                  6,082,000           6,048,167
Govco, LLC, 5.245%, due 5/16/07 (t)                                                                 1,840,000           1,827,937
Old Line Funding LLC, 5.26%, due 5/03/07 (t)                                                        9,200,000           9,156,985
Ranger Funding Co. LLC, 5.26%, due 4/23/07 (t)                                                      7,338,000           7,314,412
Ranger Funding Co. LLC, 5.25%, due 4/25/07 (t)                                                     10,300,000          10,263,950
Ranger Funding Co. LLC, 5.265%, due 5/07/07 (t)                                                       671,000             667,467
Regency Markets No. 1 LLC, 5.25%, due 4/16/07 (t)                                                   8,600,000           8,581,188
Sheffield Receivables Corp., 5.26%, due 5/16/07 - 5/25/07 (t)                                      18,336,000          18,206,459
Thunder Bay Funding LLC, 5.25%, due 4/27/07 (t)                                                    13,336,000          13,285,434
Thunder Bay Funding LLC, 5.26%, due 5/07/07 (t)                                                     1,154,000           1,147,930
                                                                                                                     ------------
                                                                                                                     $228,447,637
                                                                                                                     ------------
INSURANCE - 4.0%
MetLife Funding, Inc., 5.41%, due 4/02/07                                                        $  8,225,000        $  8,223,764
MetLife, Inc., 5.25%, due 4/12/07 (t)                                                              10,000,000           9,983,958
                                                                                                                     ------------
                                                                                                                     $ 18,207,722
                                                                                                                     ------------
MAJOR BANKS - 3.5%
Barclays U.S. Funding LLC, 5.21%, due 7/09/07                                                    $  1,710,000        $  1,685,499
HBOS Treasury Services PLC, 5.235%, due 4/04/07                                                     2,958,000           2,956,710
HBOS Treasury Services PLC, 5.25%, due 4/16/07 - 4/30/07                                           11,300,000          11,256,907
                                                                                                                     ------------
                                                                                                                     $ 15,899,116
                                                                                                                     ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 15.7%
Citigroup Funding, Inc., 5.26%, due 5/29/07                                                      $ 18,407,000        $ 18,251,011
DEPFA Bank PLC, 5.27%, due 5/01/07 (t)                                                                493,000             490,835
DEPFA Bank PLC, 5.24%, due 5/22/07 (t)                                                              7,962,000           7,902,895
DEPFA Bank PLC, 5.22%, due 5/30/07 (t)                                                              4,190,000           4,154,155
DEPFA Bank PLC, 4.98%, due 12/21/07 (t)                                                             6,000,000           5,780,880
Dexia Delaware LLC, 5.24%, due 5/01/07                                                              6,995,000           6,964,455
Dexia Delaware LLC, 5.215%, due 6/04/07                                                            10,413,000          10,316,460
Svenska Handelsbanken, Inc., 5.23%, due 4/04/07                                                     5,040,000           5,037,803
Svenska Handelsbanken, Inc., 5.235%, due 5/02/07                                                   13,111,000          13,051,897
                                                                                                                     ------------
                                                                                                                     $ 71,950,391
                                                                                                                     ------------
  TOTAL COMMERCIAL PAPER, AT AMORTIZED COST AND VALUE                                                                $394,786,506
                                                                                                                     ------------

REPURCHASE AGREEMENTS - 0.0%

Merrill Lynch, 5.39%, dated 3/30/07, due 4/02/07, total to be received $99,044 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities
in a jointly traded account), at Cost                                                            $     99,000        $     99,000
                                                                                                                     ------------

  TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE                                                                     $456,695,506
                                                                                                                     ------------
OTHER ASSETS, LESS LIABILITIES - 0.5%                                                                                   2,156,132
                                                                                                                     ------------
  NET ASSETS - 100.0%                                                                                                $458,851,638
                                                                                                                     ------------

(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities
    Act of 1933.

(y) The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $456,695,506.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

                        MFS(R)/SUN LIFE SERIES TRUST

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2007

                        Strategic Income Series

PORTFOLIO OF INVESTMENTS March 31, 2007 (Unaudited)

MFS/Sun Life Series Trust - Strategic Income Series

ISSUER                                                                                             SHARES/PAR           VALUE ($)

BONDS - 94.4%

AEROSPACE - 0.4%
Bombardier, Inc., 8%, 2014 (n)                                                                   $     75,000        $     77,625
DRS Technologies, Inc., 7.625%, 2018                                                                  165,000             171,600
Hawker Beechcraft Acquisition, 9.75%, 2017 (z)                                                         85,000              88,825
                                                                                                                     ------------
                                                                                                                     $    338,050
                                                                                                                     ------------
AIRLINES - 0.2%
Continental Airlines, Inc., 7.566%, 2020                                                         $    165,892        $    167,966
                                                                                                                     ------------

APPAREL MANUFACTURERS - 0.1%
Levi Strauss & Co., 12.25%, 2012                                                                 $    105,000        $    115,237
                                                                                                                     ------------

ASSET BACKED & SECURITIZED - 7.0%
Anthracite CDO Ltd., 6%, 2037 (z)                                                                $    200,000        $    178,602
ARCap Inc., "H", REIT, 6.1%, 2045 (n)                                                                 200,000             178,969
Asset Securitization Corp., FRN, 7.3066%, 2029                                                        215,000             232,702
Asset Securitization Corp., FRN, 7.7966%, 2029 (z)                                                    185,000             198,799
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040 (z)                                 250,000             249,999
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)                                         290,058             291,508
Chase Commercial Mortgage Securities Corp., 6.6%, 2029                                                360,000             368,262
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                               23,901              23,740
Crest Ltd., 7%, 2040 (n)                                                                              270,000             261,495
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                                 250,000             273,913
DLJ Commercial Mortgage Corp., 6.04%, 2031                                                            265,000             269,920
Falcon Franchise Loan LLC, 6.5%, 2014 (z)                                                             250,000             221,514
Falcon Franchise Loan LLC, FRN, 3.141%, 2025 (i)(n)                                                   705,800              75,365
Falcon Franchise Loan LLC, FRN, 3.8266%, 2025 (i)(z)                                                  749,344             105,965
First Union-Lehman Brothers Bank of America, FRN, 0.4321%, 2035 (i)                                 7,562,764             112,580
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)                                   150,000             162,154
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                                350,000             357,507
Morgan Stanley Capital I, Inc., 7.18%, 2030                                                           180,000             182,111
Morgan Stanley Capital I, Inc., FRN, 1.2992%, 2039 (i)(n)                                           2,662,489             151,845
Preferred Term Securities IV Ltd., CDO, FRN, 7.6%, 2031 (z)                                            74,182              74,404
Prudential Securities Secured Financing Corp., FRN, 7.4541%, 2013 (z)                                 411,000             437,418
Salomon Brothers Mortgage Securities, Inc., FRN, 7.0855%, 2032 (z)                                    530,129             579,092
Wachovia Bank Commercial Mortgage Trust, FRN, 5.3161%, 2044                                           312,000             311,568
                                                                                                                     ------------
                                                                                                                     $  5,299,432
                                                                                                                     ------------
AUTOMOTIVE - 1.7%
Ford Motor Credit Co., 10.25%, 2010 (n)                                                          $    470,000        $    495,071
Ford Motor Credit Co., 7%, 2013                                                                       105,000              97,607
Ford Motor Credit Co., FRN, 8.11%, 2012                                                               100,000              97,752
General Motors Corp., 8.375%, 2033                                                                    305,000             273,738
Goodyear Tire & Rubber Co., 9%, 2015                                                                  175,000             192,062
Johnson Controls, Inc., 5.25%, 2011                                                                    60,000              60,085
TRW Automotive, Inc., 7%, 2014 (z)                                                                     60,000              58,800
TRW Automotive, Inc., 7.25%, 2017  (z)                                                                 15,000              14,700
                                                                                                                     ------------
                                                                                                                     $  1,289,815
                                                                                                                     ------------
BROADCASTING - 2.8%
Allbritton Communications Co., 7.75%, 2012                                                       $    245,000        $    251,125
Clear Channel Communications, Inc., 5.5%, 2014                                                        150,000             132,796
EchoStar DBS Corp., 6.375%, 2011                                                                       75,000              75,469
Grupo Televisa S.A., 8.5%, 2032                                                                       141,000             175,756
Hughes Network Systems LLC, 9.5%, 2014                                                                 75,000              78,937
Intelsat Bermuda Ltd., 9.25%, 2016 (n)                                                                 85,000              94,137
Intelsat Bermuda Ltd., 11.25%, 2016 (n)                                                               195,000             221,325
Intelsat Bermuda Ltd., FRN, 8.8719%, 2015 (n)                                                          15,000              15,000
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                    230,000             246,100
ION Media Networks, Inc., FRN, 11.61%, 2013 (n)                                                       225,000             234,563
Liberty Media Corp., 5.7%, 2013                                                                       131,000             125,599
News America, Inc., 6.4%, 2035                                                                        220,000             218,829
Umbrella Acquisition, Inc., 9.75%, 2015  (p)(z)                                                       245,000             244,081
                                                                                                                     ------------
                                                                                                                     $  2,113,717
                                                                                                                     ------------
BUILDING - 1.9%
American Standard Cos., Inc., 7.625%, 2010                                                       $    225,000        $    238,455
Builders FirstSource, Inc., FRN, 9.61%, 2012                                                           40,000              40,600
C10 Capital SPV Ltd., 6.722% to 2016, FRN to 2049 (n)                                                 104,000             102,399
Goodman Global Holdings, Inc., 7.875%, 2012                                                            90,000              90,450
Hanson PLC, 6.125%, 2016                                                                               90,000              92,279
Lafarge S.A., 6.15%, 2011                                                                             330,000             340,343
Masonite Corp., 11%, 2015 (z)                                                                          94,000              87,420
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                                     155,000             112,375
NTK Holdings, Inc., 8.5%, 2014                                                                        140,000             136,150
Owens Corning, Inc., 6.5%, 2016 (n)                                                                   170,000             173,638
                                                                                                                     ------------
                                                                                                                     $  1,414,109
                                                                                                                     ------------
BUSINESS SERVICES - 1.1%
Iron Mountain, Inc., 8.625%, 2013                                                                $    120,000        $    123,480
Iron Mountain, Inc., 7.75%, 2015                                                                       95,000              96,900
Nortel Networks Ltd., 10.75%, 2016 (n)                                                                 95,000             105,450
SunGard Data Systems, Inc., 10.25%, 2015                                                              210,000             229,163
Xerox Corp., 7.625%, 2013                                                                             275,000             288,406
                                                                                                                     ------------
                                                                                                                     $    843,399
                                                                                                                     ------------
CABLE TV - 1.7%
CCH I Holdings LLC, 11%, 2015                                                                    $    195,000        $    202,312
CCH II Holdings LLC, 10.25%, 2010                                                                     110,000             116,050
CCO Holdings LLC, 8.75%, 2013                                                                         160,000             165,600
CSC Holdings, Inc., 8.125%, 2009                                                                      353,000             365,355
Rogers Cable, Inc., 5.5%, 2014                                                                        164,000             159,695
TCI Communications, Inc., 9.8%, 2012                                                                  245,000             290,057
                                                                                                                     ------------
                                                                                                                     $  1,299,069
                                                                                                                     ------------
CHEMICALS - 2.2%
BCP Crystal Holdings Corp., 9.625%, 2014                                                         $    140,000        $    159,029
Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014                                             210,000             195,037
Equistar Chemicals LP, 10.625%, 2011                                                                  190,000             200,450
Innophos, Inc., 8.875%, 2014                                                                          100,000             103,500
Koppers, Inc., 9.875%, 2013                                                                            90,000              97,650
Lyondell Chemical Co., 11.125%, 2012                                                                  140,000             149,800
Momentive Performance
Materials, Inc., 11.5%, 2016 (n)                                                                      125,000             128,125
Mosaic Co., 7.625%, 2016 (n)                                                                          140,000             147,700
Nalco Co., 8.875%, 2013                                                                                70,000              74,375
Nalco Finance Holdings, Inc., 0% to 2009, 9% to 2014                                                  115,000             101,200
Yara International A.S.A., 5.25%, 2014  (n)                                                           310,000             299,507
                                                                                                                     ------------
                                                                                                                     $  1,656,373
                                                                                                                     ------------
CONSTRUCTION - 0.3%
Lennar Corp., 5.125%, 2010                                                                       $    270,000        $    264,487
                                                                                                                     ------------

CONSUMER GOODS & SERVICES - 1.8%
Corrections Corp. of America, 6.25%, 2013                                                        $     85,000        $     85,000
Fortune Brands, Inc., 5.125%, 2011                                                                    244,000             241,828
Jarden Corp., 7.5%, 2017                                                                              120,000             121,200
Service Corp. International, 6.75%, 2015 (z)                                                           30,000              29,963
Service Corp. International, 7%, 2017                                                                  70,000              70,525
Service Corp. International, 7.625%, 2018                                                             175,000             185,063
Visant Holding Corp., 8.75%, 2013                                                                     150,000             156,375
Western Union Co., 5.4%, 2011                                                                         440,000             440,683
                                                                                                                     ------------
                                                                                                                     $  1,330,637
                                                                                                                     ------------
CONTAINERS - 1.7%
Berry Plastics Holding Corp., 8.875%, 2014                                                       $    135,000        $    138,038
Crown Americas LLC, 7.75%, 2015                                                                       145,000             150,800
Graham Packaging Co. LP, 9.875%, 2014                                                                  80,000              81,600
Greif, Inc., 6.75%, 2017 (n)                                                                          430,000             433,225
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                                     97,000              98,940
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                     360,000             375,300
                                                                                                                     ------------
                                                                                                                     $  1,277,903
                                                                                                                     ------------
DEFENSE ELECTRONICS - 0.9%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)                                                       $    312,000        $    305,566
L-3 Communications Corp., 6.125%, 2014                                                                385,000             378,262
                                                                                                                     ------------
                                                                                                                     $    683,828
                                                                                                                     ------------
ELECTRONICS - 0.5%
Avago Technologies Finance, 11.875%, 2015                                                        $     40,000        $     45,000
Freescale Semiconductor, Inc., 10.125%, 2016 (z)                                                      235,000             235,587
NXP B.V./NXP Funding LLC, 7.875%, 2014 (n)                                                             55,000              56,788
NXP B.V./NXP Funding LLC, 9.5%, 2015 (n)                                                               75,000              77,438
                                                                                                                     ------------
                                                                                                                     $    414,813
                                                                                                                     ------------
EMERGING MARKET QUASI-SOVEREIGN - 2.3%
Gaz Capital S.A., 6.212%, 2016                                                                   $    109,000        $    109,202
Gaz Capital S.A., 8.625%, 2034                                                                        258,000             331,788
Gazprom International S.A., 6.51%, 2022 (z)                                                           230,000             233,450
Gazprom OAO, 9.625%, 2013                                                                             130,000             153,725
Gazprom OAO, 8.625%, 2034 (n)                                                                         221,000             283,985
Pemex Project Funding Master Trust, 8.625%, 2022                                                      328,000             408,360
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)                                           250,000             252,165
                                                                                                                     ------------
                                                                                                                     $  1,772,675
                                                                                                                     ------------
EMERGING MARKET SOVEREIGN - 4.6%
Arab Republic of Egypt, 8.75%, 2011                                                              $     79,000        $     89,270
Federative Republic of Brazil, 8%, 2018                                                                32,000              36,144
Federative Republic of Brazil, 7.125%, 2037                                                           241,000             266,546
Federative Republic of Brazil, 11%, 2040                                                               64,000              86,336
Republic of Argentina, FRN, 5.475%, 2012                                                              480,750             455,735
Republic of Bulgaria, 8.25%, 2015                                                                     204,000             241,577
Republic of Colombia, FRN, 7.16%, 2015                                                                161,000             169,935
Republic of El Salvador, 7.65%, 2035                                                                  114,000             130,245
Republic of Indonesia, 6.875%, 2017 (n)                                                               100,000             105,500
Republic of Korea, 5.625%, 2025                                                                       259,000             257,041
Republic of Panama, 9.375%, 2029                                                                      327,000             435,728
Republic of Panama, 6.7%, 2036                                                                         91,000              94,458
Republic of Philippines, 9.375%, 2017                                                                  66,000              81,345
Republic of South Africa, 9.125%, 2009                                                                 75,000              80,625
Republic of Venezuela, 7%, 2018                                                                       159,000             161,465
Republic of Venezuela, 7.65%, 2025                                                                    111,000             117,716
United Mexican States, 6.375%, 2013                                                                   124,000             130,758
United Mexican States, 6.75%, 2034                                                                    470,000             512,535
                                                                                                                     ------------
                                                                                                                     $  3,452,959
                                                                                                                     ------------
ENERGY - INDEPENDENT - 1.7%
Anadarko Petroleum Corp., 5.95%, 2016                                                            $    180,000        $    180,379
Chaparral Energy, Inc., 8.875%, 2017 (n)                                                              115,000             115,575
Chesapeake Energy Corp., 6.375%, 2015                                                                 385,000             383,075
Hilcorp Energy, 7.75%, 2015 (n)                                                                        45,000              44,212
Hilcorp Energy I, 9%, 2016 (n)                                                                         85,000              90,100
Newfield Exploration Co., 6.625%, 2014                                                                175,000             175,000
Plains Exploration & Production Co., 7%, 2017                                                         130,000             130,650
Quicksilver Resources, Inc., 7.125%, 2016                                                             140,000             137,900
Whiting Petroleum Corp., 7%, 2014                                                                      45,000              43,875
                                                                                                                     ------------
                                                                                                                     $  1,300,766
                                                                                                                     ------------
ENERGY - INTEGRATED - 0.3%
TNK-BP Finance S.A., 7.5%, 2016  (n)                                                             $    213,000        $    224,715
                                                                                                                     ------------

ENTERTAINMENT - 0.5%
AMC Entertainment, Inc., 8%, 2014                                                                $     55,000        $     55,963
AMC Entertainment, Inc., 11%, 2016                                                                     80,000              91,100
Time Warner, Inc., 6.5%, 2036                                                                          20,000              19,943
Turner Broadcasting System, Inc., 8.375%, 2013                                                        185,000             210,765
                                                                                                                     ------------
                                                                                                                     $    377,771
                                                                                                                     ------------
FINANCIAL INSTITUTIONS - 1.9%
CIT Group, Inc., 6.1% to 2017, FRN to 2067                                                       $     20,000        $     19,278
Countrywide Financial Corp., 6.25%, 2016                                                              270,000             272,166
General Motors Acceptance Corp., 5.85%, 2009                                                          295,000             291,204
General Motors Acceptance Corp., 6.875%, 2011                                                          94,000              94,091
General Motors Acceptance Corp., 6.75%, 2014                                                          354,000             348,015
ORIX Corp., 5.48%, 2011                                                                               380,000             381,529
                                                                                                                     ------------
                                                                                                                     $  1,406,283
                                                                                                                     ------------
FOOD & BEVERAGES - 1.9%
ARAMARK Corp., 8.5%, 2015 (n)                                                                    $    175,000        $    182,000
Del Monte Corp., 6.75%, 2015                                                                           35,000              34,606
Diageo Capital PLC, 5.5%, 2016                                                                        430,000             427,169
Dole Foods Co., Inc., 8.875%, 2011                                                                    145,000             143,187
Michael Foods, Inc., 8%, 2013                                                                         160,000             162,400
Miller Brewing Co., 5.5%, 2013 (n)                                                                    330,000             329,752
Tyson Foods, Inc., 6.85%, 2016                                                                        170,000             176,343
                                                                                                                     ------------
                                                                                                                     $  1,455,457
                                                                                                                     ------------
FOREST & PAPER PRODUCTS - 1.3%
Buckeye Technologies, Inc., 8%, 2010                                                             $     30,000        $     29,850
Buckeye Technologies, Inc., 8.5%, 2013                                                                255,000             266,475
Jefferson Smurfit Corp., 8.25%, 2012                                                                   79,000              79,000
JSG Funding PLC, 7.75%, 2015                                                                   EUR    130,000             184,676
MDP Acquisitions PLC, 9.625%, 2012                                                               $     72,000              76,500
Millar Western Forest Products Ltd., 7.75%, 2013                                                      110,000             100,100
Stora Enso Oyj, 6.404%, 2016 (n)                                                                      160,000             165,240
Verso Paper Holdings LLC, 9.125%, 2014 (n)                                                             65,000              67,600
                                                                                                                     ------------
                                                                                                                     $    969,441
                                                                                                                     ------------
GAMING & LODGING - 2.4%
Great Canadian Gaming Corp., 7.25%, 2015 (n)                                                     $    120,000        $    120,750
Harrah's Entertainment, Inc., 5.75%, 2017                                                             360,000             297,900
Majestic Star Casino LLC, 9.75%, 2011                                                                  80,000              76,200
MGM Mirage, Inc., 8.375%, 2011                                                                        455,000             478,887
MGM Mirage, Inc., 6.75%, 2013                                                                          90,000              89,325
Pokagon Gaming Authority, 10.375%, 2014 (n)                                                            65,000              71,663
Scientific Games Corp., 6.25%, 2012                                                                   185,000             181,300
Station Casinos, Inc., 6.5%, 2014                                                                     190,000             174,800
Wimar Opco LLC, 9.625%, 2014 (n)                                                                      110,000             110,413
Wyndham Worldwide Corp., 6%, 2016 (n)                                                                  90,000              89,992
Wynn Las Vegas LLC, 6.625%, 2014                                                                      140,000             138,600
                                                                                                                     ------------
                                                                                                                     $  1,829,830
                                                                                                                     ------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.1%
Centene Corp., 7.25%, 2014 (n)                                                                   $     65,000        $     65,325
                                                                                                                     ------------

INDUSTRIAL - 0.6%
Belden CDT, Inc., 7%, 2017 (z)                                                                   $     55,000        $     56,101
Blount, Inc., 8.875%, 2012                                                                             85,000              87,975
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                     150,000             156,750
Steelcase, Inc., 6.5%, 2011                                                                           146,000             149,934
                                                                                                                     ------------
                                                                                                                     $    450,760
                                                                                                                     ------------
INSURANCE - 1.3%
Allianz AG, 5.5% to 2014, FRN to 2049                                                          EUR    248,000        $    340,207
Chubb Corp., 6.375% to 2017, FRN to 2067                                                         $    150,000             149,617
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                           520,000             517,335
                                                                                                                     ------------
                                                                                                                     $  1,007,159
                                                                                                                     ------------
INSURANCE - PROPERTY & CASUALTY - 0.5%
AXIS Capital Holdings Ltd., 5.75%, 2014                                                          $    375,000        $    373,134
                                                                                                                     ------------

INTERNATIONAL MARKET QUASI-SOVEREIGN - 4.1%
Canada Housing Trust, 4.6%, 2011                                                               CAD     64,000        $     56,564
Development Bank of Japan, 1.75%, 2010                                                         JPY 30,000,000             261,001
Development Bank of Japan, 1.4%, 2012                                                          JPY 43,000,000             369,323
Development Bank of Japan, 1.05%, 2023                                                         JPY 87,000,000             635,908
Development Bank of Japan, 2.3%, 2026                                                          JPY 10,000,000              86,917
Japan Finance Corp. for Municipal Enterprises, 1.55%, 2012                                     JPY 43,000,000             370,767
Japan Finance Corp. for Municipal Enterprises, 2%, 2016                                        JPY 80,000,000             702,763
KfW Bankengruppe, 1.35%, 2014                                                                  JPY 70,000,000             592,351
                                                                                                                     ------------
                                                                                                                     $  3,075,594
                                                                                                                     ------------
INTERNATIONAL MARKET SOVEREIGN - 7.9%
Commonwealth of Australia, 6.5%, 2013                                                          AUD    278,000        $    230,387
Commonwealth of Australia, 6%, 2017                                                            AUD     86,000              70,192
Federal Republic of Germany, 5.25%, 2010                                                       EUR    303,000             419,435
Federal Republic of Germany, 3.75%, 2015                                                       EUR    124,000             162,372
Federal Republic of Germany, 6.25%, 2030                                                       EUR    191,000             327,514
Government of Canada, 5.5%, 2009                                                               CAD    127,000             113,582
Government of Canada, 4.5%, 2015                                                               CAD     51,000              45,493
Government of Canada, 8%, 2023                                                                 CAD     37,000              46,285
Government of Canada, 5.75%, 2033                                                              CAD     58,000              62,729
Kingdom of Denmark, 4%, 2015                                                                   DKK    648,000             115,930
Kingdom of Netherlands, 3.75%, 2009                                                            EUR    625,000             829,286
Kingdom of Netherlands, 3.75%, 2014                                                            EUR     68,000              89,076
Kingdom of Spain, 5.35%, 2011                                                                  EUR    464,000             652,645
Republic of Austria, 4.65%, 2018                                                               EUR    334,000             465,474
Republic of France, 4.75%, 2012                                                                EUR     98,000             135,317
Republic of France, 5%, 2016                                                                   EUR    161,000             229,981
Republic of France, 6%, 2025                                                                   EUR     83,000             135,262
Republic of France, 4.75%, 2035                                                                EUR    356,000             510,093
Republic of Ireland, 3.25%, 2009                                                               EUR    262,000             344,552
Republic of Ireland, 4.6%, 2016                                                                EUR    344,000             477,192
United Kingdom Treasury, 8%, 2015                                                              GBP     47,000             111,611
United Kingdom Treasury, 8%, 2021                                                              GBP     52,000             134,935
United Kingdom Treasury, 4.25%, 2036                                                           GBP    131,000             250,422
                                                                                                                     ------------
                                                                                                                     $  5,959,765
                                                                                                                     ------------
MACHINERY & TOOLS - 0.7%
Case New Holland, Inc., 9.25%, 2011                                                              $    155,000        $    162,750
Case New Holland, Inc., 7.125%, 2014                                                                  145,000             150,800
Manitowoc Co., Inc., 10.5%, 2012                                                                      120,000             127,650
Terex Corp., 7.375%, 2014                                                                             105,000             108,150
                                                                                                                     ------------
                                                                                                                     $    549,350
                                                                                                                     ------------
MAJOR BANKS - 1.3%
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)                                                     $    232,000        $    222,169
Royal Bank of Scotland Group PLC, 9.118%, 2049                                                        207,000             228,767
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)                                   290,000             325,343
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                                                 230,000             232,743
                                                                                                                     ------------
                                                                                                                     $  1,009,022
                                                                                                                     ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 3.7%
Advanced Medical Optics, Inc., 7.5%, 2017 (z)                                                    $     65,000        $     65,487
Cardinal Health, Inc., 5.85%, 2017                                                                    289,000             288,516
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                                                      115,000              98,900
Cooper Cos., Inc., 7.125%, 2015 (n)                                                                   230,000             233,450
DaVita, Inc., 6.625%, 2013                                                                             65,000              65,000
DaVita, Inc., 7.25%, 2015                                                                             205,000             207,306
HCA, Inc., 6.375%, 2015                                                                               200,000             170,750
HCA, Inc., 9.25%, 2016 (n)                                                                            380,000             409,925
HealthSouth Corp., 10.75%, 2016 (n)                                                                   140,000             152,250
Hospira, Inc., 5.55%, 2012                                                                            110,000             110,043
Hospira, Inc., 6.05%, 2017                                                                            100,000              99,921
McKesson Corp., 5.7%, 2017                                                                             90,000              89,727
Omnicare, Inc., 6.875%, 2015                                                                          170,000             171,488
Owens & Minor, Inc., 6.35%, 2016                                                                      170,000             171,388
Psychiatric Solutions, Inc., 7.75%, 2015                                                              145,000             147,175
Tenet Healthcare Corp., 9.25%, 2015                                                                   140,000             138,600
U.S. Oncology, Inc., 10.75%, 2014                                                                     120,000             133,800
Vanguard Health Holding II, 9%, 2014                                                                   85,000              86,063
                                                                                                                     ------------
                                                                                                                     $  2,839,789
                                                                                                                     ------------
METALS & MINING - 2.0%
Arch Western Finance LLC, 6.75%, 2013                                                            $    235,000        $    231,181
FMG Finance Ltd., 10.625%, 2016 (n)                                                                   160,000             184,000
Freeport-McMoRan Copper & Gold, 8.25%, 2015                                                           110,000             118,387
Freeport-McMoRan Copper & Gold, 8.375%, 2017                                                          190,000             205,437
Griffin Coal Mining Co., 9.5%, 2016 (z)                                                                70,000              73,850
Peabody Energy Corp., 7.375%, 2016                                                                     40,000              42,100
Peabody Energy Corp., "B", 6.875%, 2013                                                               210,000             213,675
PNA Group, Inc., 10.75%, 2016 (n)                                                                      75,000              80,625
U.S. Steel Corp., 9.75%, 2010                                                                         130,000             136,500
Vale Overseas Ltd., 6.25%, 2017                                                                       210,000             213,981
                                                                                                                     ------------
                                                                                                                     $  1,499,736
                                                                                                                     ------------
MORTGAGE BACKED - 4.6%
Fannie Mae, 5.5%, 2019 - 2035                                                                    $  2,294,906        $  2,283,904
Fannie Mae, 6.5%, 2032                                                                                277,761             285,572
Fannie Mae, 6%, 2034                                                                                  876,875             887,346
                                                                                                                     ------------
                                                                                                                     $  3,456,822
                                                                                                                     ------------
NATURAL GAS - DISTRIBUTION - 0.2%
AmeriGas Partners LP, 7.125%, 2016                                                               $    135,000        $    135,337
                                                                                                                     ------------

NATURAL GAS - PIPELINE - 3.1%
Atlas Pipeline Partners LP, 8.125%, 2015                                                         $    130,000        $    133,900
CenterPoint Energy Resources Corp., 7.875%, 2013                                                      448,000             499,272
El Paso Energy Corp., 7.75%, 2013                                                                     200,000             209,000
El Paso Performance-Linked Trust, 7.75%, 2011 (n)                                                     280,000             297,850
Kinder Morgan Energy Partners LP, 6%, 2017                                                            200,000             202,198
Kinder Morgan Finance, 5.35%, 2011                                                                    362,000             356,673
Spectra Energy Capital LLC, 8%, 2019                                                                  164,000             187,393
Williams Cos., Inc., 7.125%, 2011                                                                     280,000             293,300
Williams Cos., Inc., 8.75%, 2032                                                                       80,000              92,200
Williams Partners LP, 7.25%, 2017 (n)                                                                  95,000             100,463
                                                                                                                     ------------
                                                                                                                     $  2,372,249
                                                                                                                     ------------
NETWORK & TELECOM - 2.5%
Cincinnati Bell, Inc., 8.375%, 2014                                                              $    120,000        $    122,700
Citizens Communications Co., 9.25%, 2011                                                              397,000             442,655
Citizens Communications Co., 9%, 2031                                                                 155,000             169,725
Deutsche Telekom International Finance B.V., 8%, 2010                                                 137,000             148,510
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                                       115,000             123,050
Qwest Corp., 8.875%, 2012                                                                             105,000             116,025
Qwest Corp., 7.5%, 2014                                                                               140,000             147,700
Telecom Italia Capital, 4.875%, 2010                                                                   60,000              59,058
Telefonica Europe B.V., 7.75%, 2010                                                                   260,000             280,166
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                       130,000             139,100
Windstream Corp., 8.625%, 2016                                                                        105,000             114,844
Windstream Corp., 7%, 2019 (n)                                                                         30,000              30,000
                                                                                                                     ------------
                                                                                                                     $  1,893,533
                                                                                                                     ------------
OIL SERVICES - 0.6%
Basic Energy Services, Inc., 7.125%, 2016                                                        $    145,000        $    141,375
Compagnie Generale de
Geophysique-Veritas, 7.75%, 2017                                                                       70,000              72,975
Halliburton Co., 5.5%, 2010                                                                           208,000             210,246
                                                                                                                     ------------
                                                                                                                     $    424,596
                                                                                                                     ------------
OILS - 0.4%
Premcor Refining Group, Inc., 7.5%, 2015                                                         $    310,000        $    320,076
                                                                                                                     ------------

OTHER BANKS & DIVERSIFIED FINANCIALS - 3.4%
Alfa Diversified Payment Rights Finance Co., FRN, 7.2549%, 2011 (n)                              $    237,500        $    237,500
Banco BMG S.A., 9.15%, 2016 (n)                                                                       148,000             158,730
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (n)                                                     169,000             178,929
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)                                       248,000             249,550
Bosphorus Financial Services Ltd., FRN, 7.16%, 2012 (z)                                               200,000             202,010
CenterCredit International B.V., 8.625%, 2014 (n)                                                     155,000             149,187
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (n)                                      195,000             188,323
DFS Funding Corp., FRN, 7.3549%, 2010 (z)                                                             261,000             264,262
Kazkommerts International B.V., 8%, 2015                                                              165,000             167,475
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)                                     160,000             162,799
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)                                                      100,000              99,511
Russian Standard Finance S.A., 8.625%, 2011 (n)                                                       100,000              99,000
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                            270,000             278,744
UFJ Finance Aruba AEC, 6.75%, 2013                                                                    159,000             171,272
                                                                                                                     ------------
                                                                                                                     $  2,607,292
                                                                                                                     ------------
PHARMACEUTICALS - 0.5%
Teva Pharmaceutical Finance LLC, 5.55%, 2016                                                     $     87,000        $     85,389
Wyeth, 5.45%, 2017                                                                                    270,000             268,557
                                                                                                                     ------------
                                                                                                                     $    353,946
                                                                                                                     ------------
PRECIOUS METALS & MINERALS - 0.7%
Alrosa Finance S.A., 8.875%, 2014                                                                $    432,000        $    497,405
                                                                                                                     ------------

PRINTING & PUBLISHING - 2.2%
American Media Operations, Inc., 10.25%, 2009                                                    $    140,000        $    132,650
Dex Media East LLC, 9.875%, 2009                                                                      245,000             256,025
Dex Media West LLC, 9.875%, 2013                                                                      283,000             308,824
Idearc, Inc., 8%, 2016 (n)                                                                            570,000             586,387
MediaNews Group, Inc., 6.875%, 2013                                                                   225,000             204,750
R.H. Donnelley Corp., 8.875%, 2016                                                                    140,000             148,750
                                                                                                                     ------------
                                                                                                                     $  1,637,386
                                                                                                                     ------------
REAL ESTATE - 0.6%
Simon Property Group LP, REIT, 6.1%, 2016                                                        $    430,000        $    447,905
                                                                                                                     ------------

RETAILERS - 0.7%
Couche-Tard, Inc., 7.5%, 2013                                                                    $    180,000        $    184,950
Jean Coutu Group (PJC), Inc., 7.625%, 2012                                                             70,000              74,206
Limited Brands, Inc., 5.25%, 2014                                                                     276,000             263,539
                                                                                                                     ------------
                                                                                                                     $    522,695
                                                                                                                     ------------
SPECIALTY STORES - 0.4%
GSC Holdings Corp., 8%, 2012                                                                     $    125,000        $    132,500
Michaels Stores, Inc., 11.375%, 2016 (n)                                                              115,000             123,912
Payless ShoeSource, Inc., 8.25%, 2013                                                                  20,000              20,900
                                                                                                                     ------------
                                                                                                                     $    277,312
                                                                                                                     ------------
SUPERMARKETS - 0.5%
Safeway, Inc., 4.95%, 2010                                                                       $    112,000        $    110,672
Safeway, Inc., 6.5%, 2011                                                                             160,000             166,235
SUPERVALU, Inc., 7.5%, 2014                                                                            90,000              93,825
                                                                                                                     ------------
                                                                                                                     $    370,732
                                                                                                                     ------------
SUPRANATIONAL - 0.4%
Central American Bank, 4.875%, 2012  (n)                                                         $    305,000        $    296,570
                                                                                                                     ------------

TELECOMMUNICATIONS - WIRELESS - 1.9%
Alamosa Holdings, Inc., 11%, 2010                                                                $    184,000        $    196,655
Centennial Communications Corp., 10%, 2013                                                             30,000              32,362
Centennial Communications Corp., 10.125%, 2013                                                        105,000             113,400
Nextel Communications, Inc., 5.95%, 2014                                                              380,000             373,847
OJSC Vimpel Communications, 8.25%, 2016                                                               298,000             317,370
Rogers Wireless, Inc., 7.5%, 2015                                                                     240,000             260,100
Rural Cellular Corp., 9.875%, 2010                                                                    160,000             168,800
                                                                                                                     ------------
                                                                                                                     $  1,462,534
                                                                                                                     ------------
TELEPHONE SERVICES - 0.3%
Embarq Corp., 7.082%, 2016                                                                       $    200,000        $    203,909
                                                                                                                     ------------

TOBACCO - 0.3%
Reynolds American, Inc., 7.25%, 2012                                                             $    241,000        $    252,539
                                                                                                                     ------------

TRANSPORTATION - SERVICES - 0.3%
Hertz Corp., 8.875%, 2014                                                                        $    135,000        $    145,462
Stena AB, 7%, 2016                                                                                     90,000              89,100
                                                                                                                     ------------
                                                                                                                     $    234,562
                                                                                                                     ------------
U.S. GOVERNMENT AGENCIES - 2.4%
Small Business Administration, 4.34%, 2024                                                       $    336,331        $    321,996
Small Business Administration, 4.77%, 2024                                                            279,980             275,015
Small Business Administration, 5.18%, 2024                                                            517,441             518,855
Small Business Administration, 4.625%, 2025                                                           194,820             188,935
Small Business Administration, 4.86%, 2025                                                            345,519             339,976
Small Business Administration, 5.11%, 2025                                                            178,313             177,659
                                                                                                                     ------------
                                                                                                                     $  1,822,436
                                                                                                                     ------------
U.S. TREASURY OBLIGATIONS - 1.3%
U.S. Treasury Bonds, 5.375%, 2031                                                                $     96,000        $    102,345
U.S. Treasury Bonds, 4.5%, 2036                                                                        32,000              30,170
U.S. Treasury Notes, 4.125%, 2015 (f)                                                                 121,000             116,860
U.S. Treasury Notes, 4.5%, 2015                                                                        90,000              89,082
U.S. Treasury Notes, TIPS, 0.875%, 2010                                                               183,758             177,678
U.S. Treasury Notes, TIPS, 3%, 2012                                                                   220,631             231,266
U.S. Treasury Notes, TIPS, 1.625%, 2015                                                               233,193             223,866
                                                                                                                     ------------
                                                                                                                     $    971,267
                                                                                                                     ------------
UTILITIES - ELECTRIC POWER - 3.7%
AES Corp., 9.375%, 2010                                                                          $    120,000        $    130,500
Beaver Valley Funding Corp., 9%, 2017                                                                 424,000             482,300
Edison Mission Energy, 7.75%, 2016                                                                    165,000             172,012
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                     26,000              29,482
Enersis S.A., 7.375%, 2014                                                                            363,000             393,997
FirstEnergy Corp., 6.45%, 2011                                                                        207,000             216,969
HQI Transelec Chile S.A., 7.875%, 2011                                                                290,000             310,283
ISA Capital do Brasil S.A., 7.875%, 2012 (n)                                                          100,000             102,275
ISA Capital do Brasil S.A., 8.8%, 2017 (n)                                                            134,000             142,375
Mirant North American LLC, 7.375%, 2013                                                               145,000             148,625
NRG Energy, Inc., 7.375%, 2016                                                                        375,000             385,313
NRG Energy, Inc., 7.375%, 2017                                                                         50,000              51,313
Progress Energy, Inc., 5.625%, 2016                                                                    86,000              86,733
Reliant Resources, Inc., 9.25%, 2010                                                                  165,000             173,869
                                                                                                                     ------------
                                                                                                                     $  2,826,046
                                                                                                                     ------------
TOTAL BONDS                                                                                                          $ 71,515,515
                                                                                                                     ------------

PREFERRED STOCKS - 0.0%

REAL ESTATE - 0.0%
HRPT Properties Trust, "B", REIT, 8.75%                                                          $        625        $     16,037
                                                                                                                     ------------

FLOATING RATE LOANS - 1.0%

BROADCASTING - 0.2%
Gray Television, Inc.,Term Loan B, 2014 (o)                                                      $     49,478        $     49,478
Univision Communications, Inc., Delayed Draw Term Loan, 2014 (o)                                        4,659               4,654
Univision Communications, Inc., Term Loan B, 2014 (o)                                                 115,941             115,829
                                                                                                                     ------------
                                                                                                                     $    169,961
                                                                                                                     ------------
CABLE TV - 0.3%
Charter Communications Entertainment I LLC, 2014 (o)                                             $      7,936        $      7,918
CSC Holdings, Inc., Incremental Term Loan, 7.11%, 2013                                                 95,270              95,548
Mediacom Illinois LLC, Term Loan A, 6.86%, 2012                                                        85,337              84,501
                                                                                                                     ------------
                                                                                                                     $    187,967
                                                                                                                     ------------
CHEMICALS - 0.2%
Celanese AG, Dollar Term Loan, 2011 (o)                                                          $    175,624        $    175,771
                                                                                                                     ------------

FOOD & BEVERAGES - 0.1%
Dean Foods Co., Term Loan B, 2014 (o)                                                            $     70,152        $     70,152
                                                                                                                     ------------

POLLUTION CONTROL - 0.2%
Allied Waste North America, Inc., Term Loan A, 2012 (o)                                          $     37,938        $     38,033
Allied Waste North America, Inc., Term Loan, 2012 (o)                                                  81,151              81,312
                                                                                                                     ------------
                                                                                                                     $    119,345
                                                                                                                     ------------
  TOTAL FLOATING RATE LOANS                                                                                          $    723,196
                                                                                                                     ------------

SHORT-TERM OBLIGATIONS(y) - 4.0%
New Center Asset Trust, 5.39%, due 4/02/07                                                       $  3,038,000        $  3,037,545
                                                                                                                     ------------

REPURCHASE AGREEMENTS - 0.1%
Merrill Lynch, 5.39%, dated 3/30/07, due 4/02/07, total to be received $54,024 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities
in a jointly traded account)                                                                     $     54,000        $     54,000
                                                                                                                     ------------

  TOTAL INVESTMENTS(k)                                                                                               $ 75,346,293
                                                                                                                     ------------
OTHER ASSETS, LESS LIABILITIES - 0.5%                                                                                     411,844
                                                                                                                     ------------
  NET ASSETS - 100.0%                                                                                                $ 75,758,137
                                                                                                                     ------------

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of March 31, 2007, the series held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $68,467,278 and 90.87% of market value. An independent pricing service provided an evaluated bid for
    89.44% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,050,545, representing 14.6% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                                                ACQUISITION         ACQUISITION          CURRENT     TOTAL % OF
RESTRICTED SECURITIES                                              DATE                 COST          MARKET VALUE    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc., 7.5%, 2017                      3/27/07-3/30/07       $ 65,300     $    65,487
Anthracite CDO Ltd., 6%, 2037                                       5/14/02           135,713         178,602
Asset Securitization Corp., FRN, 7.7966%, 2029                      1/25/05           159,671         198,799
Bayview Financial Revolving Mortgage Loan Trust, FRN,
6.12%, 2040                                                         3/01/06           250,000         249,999
Belden CDT, Inc., 7%, 2017                                     3/13/07-3/16/07         55,250          56,101
Bosphorus Financial Services Ltd., FRN, 7.16%, 2012                 3/08/05           200,000         202,010
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011           3/08/07           291,508         291,508
DFS Funding Corp., FRN, 7.3549%, 2010                               6/24/05           261,000         264,262
Falcon Franchise Loan LLC, 6.5%, 2014                               7/15/05           216,855         221,514
Falcon Franchise Loan LLC, FRN, 3.8266%, 2025                       1/29/03           142,348         105,965
Freescale Semiconductor, Inc., 10.125%, 2016                   3/09/07-3/30/07        238,538         235,587
Gazprom International S.A., 6.51%, 2022                             3/01/07           230,000         233,450
Griffin Coal Mining Co., 9.5%, 2016                                11/10/06            70,000          73,850
Hawker Beechcraft Acquisition, 9.75%, 2017                     3/16/07-3/21/07         87,056          88,825
Masonite Corp., 11%, 2015                                      11/07/06-1/05/07        87,355          87,420
Preferred Term Securities IV Ltd., CDO, FRN, 7.6%, 2031             9/13/05            75,466          74,404
Prudential Securities Secured Financing Corp., FRN,
7.2786%, 2032                                                      12/06/04           456,290         437,418
Salomon Brothers Mortgage Securities, Inc., FRN, 7.2786%,
2032                                                                1/07/05           609,048         579,092
Service Corp. International, 6.75%, 2015                            3/28/07            29,875          29,963
TRW Automotive, Inc., 7%, 2014                                      3/14/07            59,192          58,800
TRW Automotive, Inc., 7.25%, 2017                                   3/14/07            14,741          14,700
Umbrella Acquisition, Inc., 9.75%, 2015                        3/01/07-3/19/07        245,475         244,081
------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                       $ 3,991,837             5.3%
                                                                                                  ===========================


The following abbreviations are used in this report and are defined:
CDO       Collateralized Debt Obligation
FRN       Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT      Real Estate Investment Trust
TIPS      Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

        AUD  Australian Dollar
        CAD  Canadian Dollar
        DKK  Danish Krone
        EUR  Euro
        GBP  British Pound
        JPY  Japanese Yen
        MXN  Mexican Peso
        NOK  Norwegian Krone
        NZD  New Zealand Dollar
        PLN  Polish Zloty
        SEK  Swedish Krona
        ZAR  South African Rand

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - STRATEGIC INCOME SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 03/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $73,921,802
                                                                   ===========
Gross unrealized appreciation                                      $ 2,020,271
Gross unrealized depreciation                                         (595,780)
                                                                   -----------
      Net unrealized appreciation (depreciation)                   $ 1,424,491
                                                                   ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

    DERIVATIVES

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 03/31/07
Appreciation and Depreciation in the table below are reported by currency.

                                                                                                         NET UNREALIZED
                        CONTRACTS TO            SETTLEMENT                                CONTRACTS       APPRECIATION
CURRENCY          TYPE  DELIVER/RECEIVE         DATE RANGE           IN EXCHANGE FOR      AT VALUE        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
APPRECIATION
AUD               Buy     399,154                04/05/2007             $  313,534       $   323,002       $   9,468
CAD               Buy     430,075                04/02/2007                364,744           373,037           8,293
GBP               Buy     319,956                04/23/2007                627,594           629,547           1,953
MXN               Buy   1,243,269                04/09/2007                110,819           112,537           1,718
NOK               Buy   1,198,145                04/17/2007                195,776           197,196           1,420
NZD               Buy     262,202                04/16/2007                179,084           187,085           8,001
PLN               Buy     323,444                05/02/2007                109,643           111,788           2,145
SEK               Sell    765,082                04/05/2007                109,595           109,591               4
ZAR               Buy     543,066                04/30/2007                 73,872            74,375             503
                                                                                                           ---------
                                                                                                           $  33,505
                                                                                                           =========

DEPRECIATION
AUD               Sell    914,538                04/05/2007             $  707,019       $   740,057       $ (33,038)
CAD               Sell    694,329         04/02/2007 - 05/23/2007          592,481           602,456          (9,975)
DKK               Sell    733,257                04/16/2007                127,807           131,497          (3,690)
EUR               Sell  1,360,406         05/23/2007 - 06/20/2007        1,816,194         1,822,323          (6,129)
GBP               Sell    573,310                04/23/2007              1,120,179         1,128,048          (7,869)
NOK               Sell  1,198,144                04/17/2007                194,928           197,195          (2,267)
NZD               Sell    262,202                04/16/2007                184,016           187,085          (3,069)
SEK               Buy     795,839                04/05/2007                114,823           113,997            (826)
ZAR               Buy     543,066                04/02/2007                 74,991            74,587            (404)
ZAR               Sell    543,066                04/02/2007                 74,088            74,587            (499)
                                                                                                           ---------
                                                                                                           $ (67,766)
                                                                                                           =========

At March 31, 2007, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $10,145 with Merrill Lynch International Bank.

FUTURES CONTRACTS OUTSTANDING AT 03/31/07
                                                                                                            UNREALIZED
                                                                                     EXPIRATION            APPRECIATION
DESCRIPTION                            CONTRACTS                          VALUE          DATE              (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note 5 yr (Long)             2                           $  211,594       Jun-07               $    (398)
U.S. Treasury Bond (Short)                 4                              445,000       Jun-07                   8,423
U.S. Treasury Note 10 yr (Short)          14                            1,513,750       Jun-07                   1,701
                                                                                                             ---------
                                                                                                             $   9,726
                                                                                                             ---------

SWAP AGREEMENTS AT 03/31/07
                                                                                                            UNREALIZED
                           NOTIONAL                                    CASH FLOWS        CASH FLOWS        APPRECIATION
EXPIRATION                 AMOUNT         COUNTERPARTY                 TO RECEIVE          TO PAY          (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
3/20/17             USD    220,000        Merrill Lynch & Co., Inc.       (1)           0.37% (fixed rate)    $   1,123
3/20/17             USD    330,000        Goldman Sachs & Co.             (2)           0.49% (fixed rate)       (6,932)
9/20/10             USD    270,000        Merrill Lynch International     (3)           0.68% (fixed rate)          613
                                                                                                              ---------
                                                                                                              $  (5,196)
                                                                                                              =========

(1) Fund to receive notional amount upon a defined credit default event by Rohm & Haas, 7.8%, 7/15/29.
(2) Fund to receive notional amount upon a defined credit default event by Burlington Northern Sante Fe
    Corp., 6.75%, 7/15/11.
(3) Fund to receive notional amount upon a defined credit default event by Lennar Corp., 5.95%, 3/1/13.

At March 31, 2007, the series had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(3) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2007, are as follows:

--------------------------------
United States              66.1%
--------------------------------
Japan                       4.3%
--------------------------------
Russia                      3.3%
--------------------------------
Germany                     2.9%
--------------------------------
Netherlands                 2.1%
--------------------------------
Mexico                      2.1%
--------------------------------
Brazil                      2.0%
--------------------------------
France                      1.8%
--------------------------------
United Kingdom              1.7%
--------------------------------
Other Countries            13.7%
--------------------------------

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

                        MFS(R)/SUN LIFE SERIES TRUST

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2007

                        Capital Appreciation Series

PORTFOLIO OF INVESTMENTS March 31, 2007 (Unaudited)

MFS/Sun Life Series Trust - Capital Appreciation Series

ISSUER                                                                                             SHARES/PAR           VALUE ($)

COMMON STOCKS - 99.5%

AEROSPACE - 3.9%
Boeing Co.                                                                                             46,850        $  4,165,433
Embraer-Empresa Brasileira de Aeronautica S.A., ADR                                                    66,850           3,065,741
Precision Castparts Corp.                                                                              44,530           4,633,347
United Technologies Corp.                                                                             133,540           8,680,100
                                                                                                                     ------------
                                                                                                                     $ 20,544,621
                                                                                                                     ------------
APPAREL MANUFACTURERS - 2.3%
Coach, Inc. (a)                                                                                        91,550        $  4,582,077
NIKE, Inc., "B"                                                                                        71,230           7,568,900
                                                                                                                     ------------
                                                                                                                     $ 12,150,977
                                                                                                                     ------------
AUTOMOTIVE - 1.0%
Bayerische Motoren Werke AG                                                                            21,500        $  1,269,574
Harman International Industries, Inc.                                                                  40,470           3,888,358
                                                                                                                     ------------
                                                                                                                     $  5,157,932
                                                                                                                     ------------
BIOTECHNOLOGY - 5.3%
Amgen, Inc. (a)                                                                                       143,390        $  8,012,633
Celgene Corp. (a)                                                                                     139,550           7,320,793
Genzyme Corp. (a)                                                                                     155,780           9,349,916
Millipore Corp. (a)                                                                                    41,500           3,007,505
                                                                                                                     ------------
                                                                                                                     $ 27,690,847
                                                                                                                     ------------
BROADCASTING - 1.8%
News Corp., "A"                                                                                       280,690        $  6,489,553
Viacom, Inc., "B" (a)                                                                                  73,110           3,005,552
                                                                                                                     ------------
                                                                                                                     $  9,495,105
                                                                                                                     ------------
BROKERAGE & ASSET MANAGERS - 3.4%
Charles Schwab Corp.                                                                                  330,260        $  6,040,455
Chicago Mercantile Exchange Holdings, Inc., "A"                                                         2,570           1,368,422
E*TRADE Financial Corp. (a)                                                                           181,800           3,857,796
Mellon Financial Corp.                                                                                101,030           4,358,434
Merrill Lynch & Co., Inc.                                                                              29,750           2,429,683
                                                                                                                     ------------
                                                                                                                     $ 18,054,790
                                                                                                                     ------------
BUSINESS SERVICES - 5.8%
Amdocs Ltd. (a)                                                                                       258,550        $  9,431,904
Automatic Data Processing, Inc.                                                                        96,380           4,192,530
Broadridge Financial Solutions, Inc. (a)                                                                6,095             120,071
Fidelity National Information Services, Inc.                                                           61,000           2,773,060
First Data Corp.                                                                                      378,660          10,185,954
Western Union Co.                                                                                     182,800           4,012,460
                                                                                                                     ------------
                                                                                                                     $ 30,715,979
                                                                                                                     ------------
CABLE TV - 0.6%
Time Warner Cable, Inc. (a)                                                                            83,500        $  3,128,745
                                                                                                                     ------------

CHEMICALS - 1.0%
Monsanto Co.                                                                                           96,110        $  5,282,206
                                                                                                                     ------------

COMPUTER SOFTWARE - 5.9%
Adobe Systems, Inc. (a)                                                                               235,430        $  9,817,431
Microsoft Corp.                                                                                       386,080          10,760,050
Oracle Corp. (a)                                                                                      593,380          10,757,979
                                                                                                                     ------------
                                                                                                                     $ 31,335,460
                                                                                                                     ------------
COMPUTER SOFTWARE - SYSTEMS - 1.3%
Apple Computer, Inc. (a)                                                                               47,690        $  4,430,878
Hewlett-Packard Co.                                                                                    66,080           2,652,451
                                                                                                                     ------------
                                                                                                                     $  7,083,329
                                                                                                                     ------------
CONSUMER GOODS & SERVICES - 4.3%
Colgate-Palmolive Co.                                                                                  67,420        $  4,502,982
eBay, Inc. (a)                                                                                        144,100           4,776,915
Monster Worldwide, Inc. (a)                                                                            46,560           2,205,547
Procter & Gamble Co.                                                                                  177,430          11,206,479
                                                                                                                     ------------
                                                                                                                     $ 22,691,923
                                                                                                                     ------------
ELECTRICAL EQUIPMENT - 5.5%
General Electric Co.                                                                                  474,160        $ 16,766,298
Rockwell Automation, Inc.                                                                             116,440           6,971,263
W.W. Grainger, Inc.                                                                                    68,990           5,328,788
                                                                                                                     ------------
                                                                                                                     $ 29,066,349
                                                                                                                     ------------
ELECTRONICS - 5.7%
Applied Materials, Inc.                                                                               283,550        $  5,194,636
Intel Corp.                                                                                           673,780          12,889,411
Marvell Technology Group Ltd. (a)                                                                     269,160           4,524,580
Samsung Electronics Co. Ltd., GDR                                                                      11,935           3,631,224
SanDisk Corp. (a)                                                                                      83,170           3,642,846
                                                                                                                     ------------
                                                                                                                     $ 29,882,697
                                                                                                                     ------------
FOOD & BEVERAGES - 3.0%
Kraft Foods, Inc.                                                                                       9,808        $    311,012
Nestle S.A                                                                                             17,967           6,997,106
PepsiCo, Inc.                                                                                         110,950           7,051,982
SYSCO Corp.                                                                                            40,500           1,370,115
                                                                                                                     ------------
                                                                                                                     $ 15,730,215
                                                                                                                     ------------
FOOD & DRUG STORES - 1.5%
CVS Corp.                                                                                             233,942        $  7,986,780
                                                                                                                     ------------

GAMING & LODGING - 1.3%
International Game Technology                                                                          66,270        $  2,675,983
Royal Caribbean Cruises Ltd.                                                                           97,100           4,093,736
                                                                                                                     ------------
                                                                                                                     $  6,769,719
                                                                                                                     ------------
GENERAL MERCHANDISE - 2.2%
Family Dollar Stores, Inc.                                                                             98,320        $  2,912,238
Target Corp.                                                                                          144,780           8,579,663
                                                                                                                     ------------
                                                                                                                     $ 11,491,901
                                                                                                                     ------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.8%
UnitedHealth Group, Inc.                                                                               83,220        $  4,408,163
                                                                                                                     ------------

INTERNET - 3.1%
Google, Inc., "A" (a)                                                                                  24,050        $ 11,018,748
Yahoo!, Inc. (a)                                                                                      161,720           5,060,219
                                                                                                                     ------------
                                                                                                                     $ 16,078,967
                                                                                                                     ------------
LEISURE & TOYS - 0.7%
Electronic Arts, Inc. (a)                                                                              41,190        $  2,074,328
Scientific Games Corp. (a)                                                                             46,200           1,516,746
                                                                                                                     ------------
                                                                                                                     $  3,591,074
                                                                                                                     ------------
MACHINERY & TOOLS - 1.0%
Deere & Co.                                                                                            47,610        $  5,172,350
                                                                                                                     ------------

MAJOR BANKS - 2.9%
Bank of New York Co., Inc.                                                                             66,400        $  2,692,520
JPMorgan Chase & Co.                                                                                   92,160           4,458,701
State Street Corp.                                                                                    124,500           8,061,375
                                                                                                                     ------------
                                                                                                                     $ 15,212,596
                                                                                                                     ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.1%
Cardinal Health, Inc.                                                                                  58,600        $  4,274,870
Express Scripts, Inc., "A" (a)                                                                         19,800           1,598,256
                                                                                                                     ------------
                                                                                                                     $  5,873,126
                                                                                                                     ------------
MEDICAL EQUIPMENT - 5.8%
Advanced Medical Optics, Inc. (a)                                                                     151,750        $  5,645,100
Baxter International, Inc.                                                                            113,120           5,958,030
DENTSPLY International, Inc.                                                                          119,070           3,899,543
Medtronic, Inc.                                                                                       217,330          10,662,210
Respironics, Inc. (a)                                                                                  38,300           1,608,217
St. Jude Medical, Inc. (a)                                                                             76,040           2,859,864
                                                                                                                     ------------
                                                                                                                     $ 30,632,964
                                                                                                                     ------------
NETWORK & TELECOM - 3.8%
Cisco Systems, Inc. (a)                                                                               373,410        $  9,533,157
Corning, Inc. (a)                                                                                     140,280           3,189,967
Juniper Networks, Inc. (a)                                                                            143,400           2,822,112
QUALCOMM, Inc.                                                                                        111,090           4,739,099
                                                                                                                     ------------
                                                                                                                     $ 20,284,335
                                                                                                                     ------------
OIL SERVICES - 3.0%
Noble Corp.                                                                                            83,820        $  6,594,958
Schlumberger Ltd.                                                                                      92,710           6,406,261
Weatherford International Ltd. (a)                                                                     65,520           2,954,952
                                                                                                                     ------------
                                                                                                                     $ 15,956,171
                                                                                                                     ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 2.6%
American Express Co.                                                                                   95,910        $  5,409,324
Moody's Corp.                                                                                          49,600           3,078,176
SLM Corp.                                                                                              65,740           2,688,766
UBS AG                                                                                                 45,350           2,695,151
                                                                                                                     ------------
                                                                                                                     $ 13,871,417
                                                                                                                     ------------
PERSONAL COMPUTERS & PERIPHERALS - 1.7%
EMC Corp. (a)                                                                                         536,810        $  7,434,819
Network Appliance, Inc. (a)                                                                            43,500           1,588,620
                                                                                                                     ------------
                                                                                                                     $  9,023,439
                                                                                                                     ------------
PHARMACEUTICALS - 8.6%
Allergan, Inc.                                                                                         61,480        $  6,813,214
Eli Lilly & Co.                                                                                       151,800           8,153,178
Johnson & Johnson                                                                                     195,170          11,760,944
Roche Holding AG                                                                                       43,430           7,683,879
Teva Pharmaceutical Industries Ltd., ADR                                                               72,900           2,728,647
Wyeth                                                                                                 160,940           8,051,828
                                                                                                                     ------------
                                                                                                                     $ 45,191,690
                                                                                                                     ------------
RAILROAD & SHIPPING - 0.5%
Burlington Northern Santa Fe Corp.                                                                     32,660        $  2,626,844
                                                                                                                     ------------

SPECIALTY CHEMICALS - 0.8%
Praxair, Inc.                                                                                          67,500        $  4,249,800
                                                                                                                     ------------

SPECIALTY STORES - 3.7%
Lowe's Cos., Inc.                                                                                     136,860        $  4,309,721
Nordstrom, Inc.                                                                                        35,500           1,890,889
Staples, Inc.                                                                                         235,780           6,092,555
Urban Outfitters, Inc. (a)                                                                            117,940           3,126,589
Williams-Sonoma, Inc.                                                                                 116,980           4,148,111
                                                                                                                     ------------
                                                                                                                     $ 19,567,865
                                                                                                                     ------------
TELEPHONE SERVICES - 1.1%
American Tower Corp., "A" (a)                                                                         145,430        $  5,664,498
                                                                                                                     ------------

TOBACCO - 0.6%
Altria Group, Inc.                                                                                     51,600        $  3,399,924
                                                                                                                     ------------

TRUCKING - 1.9%
FedEx Corp.                                                                                            37,840        $  4,065,151
United Parcel Service, Inc., "B"                                                                       83,900           5,881,390
                                                                                                                     ------------
                                                                                                                     $  9,946,541
                                                                                                                     ------------
TOTAL COMMON STOCKS                                                                                                  $525,011,339
                                                                                                                     ------------

SHORT-TERM OBLIGATIONS - 0.1%
General Electric Capital Corp., 5.37%, due 4/02/07 (y)                                           $    532,000        $    531,921
                                                                                                                     ------------
TOTAL INVESTMENTS(k)                                                                                                 $525,543,260
                                                                                                                     ------------

OTHER ASSETS, LESS LIABILITIES - 0.4%                                                                                   2,316,682
                                                                                                                     ------------

NET ASSETS - 100.0%                                                                                                  $527,859,942
                                                                                                                     ------------

(a) Non-income producing security.
(k) As of March 31, 2007, the series had one security that was fair valued, aggregating $311,012 and 0.06% of market value, in accordance with the policies adopted by the Board of Trustees.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR       American Depository Receipt
GDR       Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - CAPITAL APPRECIATION SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 03/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $498,808,088
                                                                   ============
Gross unrealized appreciation                                      $ 45,117,753
Gross unrealized depreciation                                       (18,382,581)
                                                                   ------------
      Net unrealized appreciation (depreciation)                   $ 26,735,172
                                                                   ============

The aggregate cost above includes prior fiscal year end tax adjustments.

                        MFS(R)/SUN LIFE SERIES TRUST

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2007

                        Emerging Growth Series

PORTFOLIO OF INVESTMENTS March 31, 2007 (Unaudited)

MFS/Sun Life Series Trust - Emerging Growth Series

ISSUER                                                                                             SHARES/PAR           VALUE ($)
COMMON STOCKS - 97.6%

AEROSPACE - 3.6%
Embraer-Empresa Brasileira de
Aeronautica S.A., ADR                                                                                  23,120        $  1,060,282
Lockheed Martin Corp.                                                                                  45,890           4,452,248
Precision Castparts Corp.                                                                              20,730           2,156,957
United Technologies Corp.                                                                              47,390           3,080,350
                                                                                                                     ------------
                                                                                                                     $ 10,749,837
                                                                                                                     ------------

APPAREL MANUFACTURERS - 2.7%
Coach, Inc. (a)                                                                                        47,930        $  2,398,897
LVMH Moet Hennessy Louis Vuitton S.A                                                                   11,940           1,324,255
NIKE, Inc., "B"                                                                                        25,680           2,728,757
Quiksilver, Inc. (a)(l)                                                                                53,620             621,992
Under Armour, Inc. (a)                                                                                 21,700           1,113,210
                                                                                                                     ------------
                                                                                                                     $  8,187,111
                                                                                                                     ------------

AUTOMOTIVE - 1.4%
Harman International Industries, Inc.                                                                  44,790        $  4,303,423
                                                                                                                     ------------

BIOTECHNOLOGY - 5.6%
Actelion Ltd. (a)                                                                                       4,450        $  1,037,247
Amgen, Inc. (a)                                                                                        47,720           2,666,594
Celgene Corp. (a)                                                                                      40,960           2,148,762
Genentech, Inc. (a)                                                                                    27,090           2,224,631
Genzyme Corp. (a)                                                                                      59,290           3,558,586
Gilead Sciences, Inc. (a)                                                                              14,560           1,113,840
Millipore Corp. (a)                                                                                    57,590           4,173,547
                                                                                                                     ------------
                                                                                                                     $ 16,923,207
                                                                                                                     ------------

BROADCASTING - 2.4%
Grupo Televisa S.A., ADR                                                                               53,730        $  1,601,154
News Corp., "A"                                                                                       239,440           5,535,853
                                                                                                                     ------------
                                                                                                                     $  7,137,007
                                                                                                                     ------------

BROKERAGE & ASSET MANAGERS - 4.8%
Affiliated Managers Group, Inc. (a)                                                                     9,890        $  1,071,582
Charles Schwab Corp.                                                                                  176,920           3,235,867
Chicago Mercantile Exchange Holdings, Inc., "A" (l)                                                     3,970           2,113,866
Deutsche Boerse AG                                                                                      8,360           1,914,689
EFG International                                                                                      22,580             984,809
Evercore Partners, Inc. (l)                                                                             8,560             266,986
GFI Group, Inc. (a)                                                                                     6,900             468,993
Goldman Sachs Group, Inc.                                                                              11,000           2,272,930
Greenhill & Co., Inc. (l)                                                                              11,700             718,263
Lazard Ltd.                                                                                            31,050           1,558,089
                                                                                                                     ------------
                                                                                                                     $ 14,606,074
                                                                                                                     ------------

BUSINESS SERVICES - 6.2%
Amdocs Ltd. (a)                                                                                       111,680        $  4,074,086
Cognizant Technology Solutions Corp., "A" (a)                                                          37,290           3,291,588
Corporate Executive Board Co. (l)                                                                      27,940           2,122,322
Equinix, Inc. (a)(l)                                                                                    7,040             602,835
Fidelity National Information Services, Inc.                                                           27,540           1,251,968
First Data Corp.                                                                                      154,390           4,153,091
Global Payments, Inc.                                                                                  45,470           1,548,708
Western Union Co.                                                                                      72,350           1,588,083
                                                                                                                     ------------
                                                                                                                     $ 18,632,681
                                                                                                                     ------------

CABLE TV - 0.3%
Comcast Corp., "A" (a)                                                                                 29,700        $    770,715
                                                                                                                     ------------

CHEMICALS - 1.3%
Monsanto Co.                                                                                           72,310        $  3,974,158
                                                                                                                     ------------

COMPUTER SOFTWARE - 3.6%
Adobe Systems, Inc. (a)                                                                               179,500        $  7,485,150
Oracle Corp. (a)                                                                                       83,600           1,515,668
Synopsys, Inc. (a)                                                                                     35,550             932,477
TIBCO Software, Inc. (a)                                                                              100,600             857,112
                                                                                                                     ------------
                                                                                                                     $ 10,790,407
                                                                                                                     ------------

COMPUTER SOFTWARE - SYSTEMS - 1.1%
Apple Computer, Inc. (a)                                                                               34,920        $  3,244,417
                                                                                                                     ------------

CONSUMER GOODS & SERVICES - 3.2%
eBay, Inc. (a)                                                                                         93,910        $  3,113,117
ITT Educational Services, Inc. (a)                                                                     34,930           2,846,446
New Oriental Education & Technology Group, ADR (a)                                                     26,740           1,083,772
Sotheby's (l)                                                                                          42,040           1,869,939
Strayer Education, Inc.                                                                                 6,920             865,000
                                                                                                                     ------------
                                                                                                                     $  9,778,274
                                                                                                                     ------------

ELECTRICAL EQUIPMENT - 1.8%
Rockwell Automation, Inc.                                                                              78,000        $  4,669,860
WESCO International, Inc. (a)                                                                          14,150             888,337
                                                                                                                     ------------
                                                                                                                     $  5,558,197
                                                                                                                     ------------

ELECTRONICS - 7.0%
Applied Materials, Inc.                                                                               207,100        $  3,794,072
ARM Holdings PLC                                                                                      262,710             692,692
ASML Holding N.V. (a)(l)                                                                               31,450             778,388
Intel Corp.                                                                                           239,460           4,580,870
Intersil Corp., "A"                                                                                    76,230           2,019,333
Marvell Technology Group Ltd. (a)                                                                     193,090           3,245,843
Nintendo Co. Ltd.                                                                                       3,100             899,488
Samsung Electronics Co. Ltd., GDR                                                                       5,005           1,522,771
SanDisk Corp. (a)                                                                                      81,660           3,576,708
                                                                                                                     ------------
                                                                                                                     $ 21,110,165
                                                                                                                     ------------

ENERGY - INDEPENDENT - 0.6%
Ultra Petroleum Corp. (a)                                                                              14,200        $    754,446
XTO Energy, Inc.                                                                                       19,050           1,044,131
                                                                                                                     ------------
                                                                                                                     $  1,798,577
                                                                                                                     ------------

ENERGY - INTEGRATED - 0.4%
Hess Corp.                                                                                             19,970        $  1,107,736
                                                                                                                     ------------

ENGINEERING - CONSTRUCTION - 0.1%
Quanta Services, Inc. (a)                                                                              17,900        $    451,438
                                                                                                                     ------------

FOOD & BEVERAGES - 3.0%
Kraft Foods, Inc. (w)                                                                                  19,833        $    628,904
Nestle S.A                                                                                             12,087           4,707,186
PepsiCo, Inc.                                                                                          59,700           3,794,532
                                                                                                                     ------------
                                                                                                                     $  9,130,622
                                                                                                                     ------------

GAMING & LODGING - 1.8%
International Game Technology                                                                          74,150        $  2,994,177
Penn National Gaming, Inc. (a)                                                                         38,050           1,614,081
Royal Caribbean Cruises Ltd.                                                                           19,340             815,374
                                                                                                                     ------------
                                                                                                                     $  5,423,632
                                                                                                                     ------------

GENERAL MERCHANDISE - 1.5%
Costco Wholesale Corp.                                                                                 29,260        $  1,575,358
Family Dollar Stores, Inc.                                                                            102,950           3,049,379
                                                                                                                     ------------
                                                                                                                     $  4,624,737
                                                                                                                     ------------

HEALTH MAINTENANCE ORGANIZATIONS - 1.3%
UnitedHealth Group, Inc.                                                                               71,430        $  3,783,647
                                                                                                                     ------------

INSURANCE - 0.3%
Aflac, Inc.                                                                                            16,550        $    778,843
                                                                                                                     ------------

INTERNET - 2.9%
Baidu.com, Inc., ADR (a)(l)                                                                            15,960        $  1,540,938
CNET Networks, Inc. (a)(l)                                                                             92,130             802,452
Google, Inc., "A" (a)                                                                                  13,220           6,056,875
Tencent Holdings Ltd.                                                                                 116,000             376,279
                                                                                                                     ------------
                                                                                                                     $  8,776,544
                                                                                                                     ------------

LEISURE & TOYS - 2.1%
Electronic Arts, Inc. (a)                                                                              67,230        $  3,385,703
Scientific Games Corp. (a)(l)                                                                          15,760             517,401
THQ, Inc. (a)                                                                                          31,900           1,090,661
Ubisoft Entertainment S.A. (a)                                                                         24,794           1,210,213
                                                                                                                     ------------
                                                                                                                     $  6,203,978
                                                                                                                     ------------

MACHINERY & TOOLS - 0.8%
Deere & Co.                                                                                            22,930        $  2,491,115
                                                                                                                     ------------

MAJOR BANKS - 1.9%
Bank of New York Co., Inc.                                                                             65,930        $  2,673,461
State Street Corp.                                                                                     47,120           3,051,020
                                                                                                                     ------------
                                                                                                                     $  5,724,481
                                                                                                                     ------------

MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.4%
IDEXX Laboratories, Inc. (a)                                                                           12,250        $  1,073,468
                                                                                                                     ------------

MEDICAL EQUIPMENT - 6.7%
Advanced Medical Optics, Inc. (a)                                                                     117,200        $  4,359,840
Cooper Cos., Inc. (l)                                                                                   9,850             478,907
Cytyc Corp. (a)                                                                                       168,890           5,777,727
Medtronic, Inc.                                                                                        59,560           2,922,014
ResMed, Inc. (a)(l)                                                                                    14,530             731,876
St. Jude Medical, Inc. (a)                                                                            108,530           4,081,813
Thoratec Corp. (a)                                                                                     53,200           1,111,880
Ventana Medical Systems, Inc. (a)(l)                                                                   18,190             762,161
                                                                                                                     ------------
                                                                                                                     $ 20,226,218
                                                                                                                     ------------

METALS & MINING - 0.2%
Cameco Corp.                                                                                           11,200        $    458,528
                                                                                                                     ------------

NETWORK & TELECOM - 5.9%
Cisco Systems, Inc. (a)                                                                               246,880        $  6,302,846
Digital Multimedia Technologies S.p.A. (a)                                                              4,330             418,075
Juniper Networks, Inc. (a)                                                                            185,658           3,653,749
NICE Systems Ltd., ADR (a)                                                                            100,190           3,408,464
Nokia Corp., ADR                                                                                       48,260           1,106,119
QUALCOMM, Inc.                                                                                         50,020           2,133,853
Research In Motion Ltd. (a)                                                                             6,070             828,494
                                                                                                                     ------------
                                                                                                                     $ 17,851,600
                                                                                                                     ------------

OIL SERVICES - 2.8%
GlobalSantaFe Corp.                                                                                    67,940        $  4,190,539
National Oilwell Varco, Inc. (a)                                                                       21,570           1,677,930
Noble Corp.                                                                                            34,260           2,695,577
                                                                                                                     ------------
                                                                                                                     $  8,564,046
                                                                                                                     ------------

OTHER BANKS & DIVERSIFIED FINANCIALS - 2.7%
American Express Co.                                                                                   67,180        $  3,788,952
Moody's Corp.                                                                                           9,470             587,708
UBS AG                                                                                                 63,220           3,757,165
                                                                                                                     ------------
                                                                                                                     $  8,133,825
                                                                                                                     ------------

PERSONAL COMPUTERS & PERIPHERALS - 0.7%
EMC Corp. (a)                                                                                          97,770        $  1,354,115
Network Appliance, Inc. (a)                                                                            21,350             779,702
                                                                                                                     ------------
                                                                                                                     $  2,133,817
                                                                                                                     ------------

PHARMACEUTICALS - 4.2%
Allergan, Inc.                                                                                         27,750        $  3,075,255
Elan Corp. PLC, ADR (a)                                                                                89,210           1,185,601
GlaxoSmithKline PLC                                                                                   114,300           3,141,964
Roche Holding AG                                                                                       29,490           5,217,536
                                                                                                                     ------------
                                                                                                                     $ 12,620,356
                                                                                                                     ------------

PRINTING & PUBLISHING - 0.2%
Playboy Enterprises, Inc.,"B" (a)(l)                                                                   56,660        $    583,031
                                                                                                                     ------------

RESTAURANTS - 0.7%
Chipotle Mexican Grill, Inc., "B"  (a)(l)                                                              15,910        $    913,234
Red Robin Gourmet Burgers, Inc. (a)                                                                    16,000             621,120
Texas Roadhouse, Inc., "A" (a)                                                                         40,850             582,113
                                                                                                                     ------------
                                                                                                                     $  2,116,467
                                                                                                                     ------------

SPECIALTY STORES - 4.8%
CarMax, Inc. (a)                                                                                       29,280        $    718,531
Dick's Sporting Goods, Inc. (a)                                                                        21,090           1,228,703
GameStop Corp., "A" (a)                                                                                46,280           1,507,340
Lowe's Cos., Inc.                                                                                     119,500           3,763,055
Nordstrom, Inc.                                                                                        14,700             778,218
Staples, Inc.                                                                                         123,150           3,182,196
Submarino S.A                                                                                          18,030             607,418
Urban Outfitters, Inc. (a)                                                                             56,810           1,506,033
Williams-Sonoma, Inc. (l)                                                                              37,140           1,316,984
                                                                                                                     ------------
                                                                                                                     $ 14,608,478
                                                                                                                     ------------

TELECOMMUNICATIONS - WIRELESS - 1.8%
America Movil S.A. de C.V., "L", ADR                                                                   87,780        $  4,195,006
Rogers Communications, Inc., "B"                                                                       37,930           1,243,170
                                                                                                                     ------------
                                                                                                                     $  5,438,176
                                                                                                                     ------------

TELEPHONE SERVICES - 4.0%
American Tower Corp., "A" (a)                                                                         122,525        $  4,772,349
AT&T, Inc.                                                                                             74,620           2,942,267
Global Crossing Ltd. (a)                                                                               41,080           1,129,700
Level 3 Communications, Inc. (a)                                                                      145,590             888,099
Qwest Communications International, Inc. (a)                                                          193,190           1,736,778
Time Warner Telecom, Inc., "A" (a)                                                                     27,600             573,252
                                                                                                                     ------------
                                                                                                                     $ 12,042,445
                                                                                                                     ------------

TOBACCO - 0.6%
Altria Group, Inc. (w)                                                                                 28,660        $  1,888,407
                                                                                                                     ------------

TRUCKING - 0.2%
UTi Worldwide, Inc. (l)                                                                                30,010        $    737,646
                                                                                                                     ------------
  TOTAL COMMON STOCKS                                                                                                $294,537,531
                                                                                                                     ------------

SHORT-TERM OBLIGATIONS - 1.9%
General Electric Capital Corp., 5.37%, due 4/02/07 (y)                                           $  5,664,000        $  5,663,155
                                                                                                                     ------------

COLLATERAL FOR SECURITIES LOANED - 5.1%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                   15,576,450        $ 15,576,450
                                                                                                                     ------------
  TOTAL INVESTMENTS(k)                                                                                               $315,777,136
                                                                                                                     ------------

OTHER ASSETS, LESS LIABILITIES - (4.6)%                                                                               (14,019,876)
                                                                                                                     ------------

 NET ASSETS - 100.0%                                                                                                 $301,757,260
                                                                                                                     ------------

(a) Non-income producing security.
(k) As of March 31, 2007, the series had one security that was fair valued, aggregating $628,904 and 0.20% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(w) When-issued security. At March 31, 2007, the series had sufficient cash and/or securities at least equal to the value of the when-issued security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR       American Depository Receipt
GDR       Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - EMERGING GROWTH SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 3/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $284,264,071
                                                                  ============
Gross unrealized appreciation                                     $ 38,975,416
Gross unrealized depreciation                                       (7,462,351)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $ 31,513,065
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

                        MFS(R)/SUN LIFE SERIES TRUST

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2007

                        Massachusetts Investors Trust Series

PORTFOLIO OF INVESTMENTS March 31, 2007 (Unaudited)

MFS/Sun Life Series Trust - Massachusetts Investors Trust Series

ISSUER                                                                                             SHARES/PAR           VALUE ($)
COMMON STOCKS - 98.7%

AEROSPACE - 4.0%
Lockheed Martin Corp.                                                                                 228,390      $   22,158,398
United Technologies Corp.                                                                             362,360          23,553,400
                                                                                                                   --------------
                                                                                                                   $   45,711,798
                                                                                                                   --------------

ALCOHOLIC BEVERAGES - 1.4%
Diageo PLC                                                                                            783,820      $   15,878,197
                                                                                                                   --------------

APPAREL MANUFACTURERS - 1.4%
NIKE, Inc., "B"                                                                                       147,630      $   15,687,164
                                                                                                                   --------------

AUTOMOTIVE - 0.6%
Bayerische Motoren Werke AG                                                                           108,160      $    6,380,017
                                                                                                                   --------------

BIOTECHNOLOGY - 3.4%
Amgen, Inc. (a)                                                                                       348,310      $   19,463,563
Genzyme Corp. (a)                                                                                     188,630          11,321,573
Gilead Sciences, Inc. (a)                                                                             101,900           7,795,350
                                                                                                                   --------------
                                                                                                                   $   38,580,486
                                                                                                                   --------------

BROADCASTING - 2.6%
News Corp., "A"                                                                                       363,500      $    8,404,120
Viacom, Inc., "B" (a)                                                                                 184,235           7,573,901
Walt Disney Co.                                                                                       405,680          13,967,562
                                                                                                                   --------------
                                                                                                                   $   29,945,583
                                                                                                                   --------------

BROKERAGE & ASSET MANAGERS - 4.3%
Charles Schwab Corp.                                                                                  471,560      $    8,624,832
Franklin Resources, Inc. (l)                                                                          101,480          12,261,828
Goldman Sachs Group, Inc.                                                                              85,700          17,708,191
Lehman Brothers Holdings, Inc.                                                                        151,240          10,597,387
                                                                                                                   --------------
                                                                                                                   $   49,192,238
                                                                                                                   --------------

BUSINESS SERVICES - 2.9%
Accenture Ltd., "A" (l)                                                                               168,290      $    6,485,897
Amdocs Ltd. (a)                                                                                       374,260          13,653,005
First Data Corp.                                                                                      494,490          13,301,781
                                                                                                                   --------------
                                                                                                                   $   33,440,683
                                                                                                                   --------------

CHEMICALS - 2.8%
3M Co. (l)                                                                                            148,770      $   11,370,491
Monsanto Co.                                                                                          191,270          10,512,199
Rohm & Haas Co. (l)                                                                                   186,220           9,631,298
                                                                                                                   --------------
                                                                                                                   $   31,513,988
                                                                                                                   --------------

COMPUTER SOFTWARE - 2.8%
Adobe Systems, Inc. (a)                                                                               313,690      $   13,080,873
Oracle Corp. (a)                                                                                    1,036,350          18,789,026
                                                                                                                   --------------
                                                                                                                   $   31,869,899
                                                                                                                   --------------

COMPUTER SOFTWARE - SYSTEMS - 0.3%
Dell, Inc. (a)                                                                                        164,120      $    3,809,225
                                                                                                                   --------------

CONSUMER GOODS & SERVICES - 5.4%
Colgate-Palmolive Co.                                                                                 204,530      $   13,660,559
Procter & Gamble Co.                                                                                  381,640          24,104,382
Reckitt Benckiser PLC                                                                                 454,840          23,681,379
                                                                                                                   --------------
                                                                                                                   $   61,446,320
                                                                                                                   --------------

ELECTRICAL EQUIPMENT - 2.4%
Danaher Corp.                                                                                         119,500      $    8,538,275
Rockwell Automation, Inc.                                                                             174,480          10,446,118
Tyco International Ltd.                                                                               274,770           8,668,994
                                                                                                                   --------------
                                                                                                                   $   27,653,387
                                                                                                                   --------------

ELECTRONICS - 4.3%
Applied Materials, Inc.                                                                               324,200      $    5,939,344
Intel Corp.                                                                                           872,390          16,688,821
Marvell Technology Group Ltd. (a)                                                                     359,920           6,050,255
Samsung Electronics Co. Ltd. GDR                                                                       42,597          12,960,137
SanDisk Corp. (a)(l)                                                                                  168,960           7,400,448
                                                                                                                   --------------
                                                                                                                   $   49,039,005
                                                                                                                   --------------

ENERGY - INDEPENDENT - 1.2%
EOG Resources, Inc.                                                                                   185,200      $   13,212,168
                                                                                                                   --------------

ENERGY - INTEGRATED - 5.3%
Exxon Mobil Corp.                                                                                     282,090      $   21,283,691
Hess Corp.                                                                                            292,970          16,251,046
TOTAL S.A. ADR                                                                                        316,440          22,081,183
                                                                                                                   --------------
                                                                                                                   $   59,615,920
                                                                                                                   --------------

FOOD & BEVERAGES - 3.9%
Kraft Foods, Inc. (w)                                                                                 176,334      $    5,591,551
Nestle S.A. (l)                                                                                        52,873          20,590,970
PepsiCo, Inc.                                                                                         281,510          17,892,776
                                                                                                                   --------------
                                                                                                                   $   44,075,297
                                                                                                                   --------------

GAMING & LODGING - 2.0%
Carnival Corp. (l)                                                                                    232,870      $   10,912,288
International Game Technology                                                                         136,500           5,511,870
Ladbrokes PLC                                                                                         787,502           6,237,004
                                                                                                                   --------------
                                                                                                                   $   22,661,162
                                                                                                                   --------------

GENERAL MERCHANDISE - 2.8%
Federated Department Stores, Inc. (l)                                                                 358,950      $   16,170,698
Target Corp. (l)                                                                                      258,380          15,311,599
                                                                                                                   --------------
                                                                                                                   $   31,482,297
                                                                                                                   --------------

INSURANCE - 6.4%
Ace Ltd.                                                                                               79,410      $    4,531,135
American International Group, Inc.                                                                    405,357          27,248,098
Genworth Financial, Inc., "A"                                                                         381,420          13,326,815
MetLife, Inc.                                                                                         284,450          17,963,018
Travelers Cos., Inc.                                                                                  186,730           9,667,012
                                                                                                                   --------------
                                                                                                                   $   72,736,078
                                                                                                                   --------------

MAJOR BANKS - 8.1%
Bank of America Corp.                                                                                 428,980      $   21,886,560
Bank of New York Co., Inc.                                                                            420,290          17,042,760
JPMorgan Chase & Co.                                                                                  573,960          27,768,185
State Street Corp.                                                                                    224,830          14,557,743
Wells Fargo & Co.                                                                                     296,770          10,217,791
                                                                                                                   --------------
                                                                                                                   $   91,473,039
                                                                                                                   --------------

MEDICAL EQUIPMENT - 2.5%
Boston Scientific Corp. (a)(l)                                                                        309,650      $    4,502,311
Medtronic, Inc.                                                                                       329,460          16,163,308
Zimmer Holdings, Inc. (a)(l)                                                                           90,240           7,707,398
                                                                                                                   --------------
                                                                                                                   $   28,373,017
                                                                                                                   --------------

NETWORK & TELECOM - 2.2%
Cisco Systems, Inc. (a)                                                                               984,100      $   25,124,073

OIL SERVICES - 3.8%
GlobalSantaFe Corp.                                                                                   244,040      $   15,052,387
Noble Corp.                                                                                           213,610          16,806,835
Transocean, Inc. (a)(l)                                                                               139,170          11,370,189
                                                                                                                   --------------
                                                                                                                   $   43,229,411
                                                                                                                   --------------

OTHER BANKS & DIVERSIFIED FINANCIALS - 2.6%
American Express Co.                                                                                  281,980      $   15,903,672
SLM Corp.                                                                                             327,990          13,414,791
                                                                                                                   --------------
                                                                                                                   $   29,318,463
                                                                                                                   --------------

PERSONAL COMPUTERS & PERIPHERALS - 2.2%
EMC Corp. (a)                                                                                       1,785,400      $   24,727,790
                                                                                                                   --------------

PHARMACEUTICALS - 8.9%
Abbott Laboratories                                                                                   405,480      $   22,625,784
Eli Lilly & Co.                                                                                       245,900          13,207,289
Johnson & Johnson                                                                                     446,520          26,907,295
Roche Holding AG                                                                                       94,330          16,689,393
Teva Pharmaceutical Industries Ltd. ADR                                                               146,780           5,493,975
Wyeth                                                                                                 321,960          16,107,659
                                                                                                                   --------------
                                                                                                                   $  101,031,395
                                                                                                                   --------------

SPECIALTY CHEMICALS - 1.2%
Praxair, Inc.                                                                                         212,680      $   13,390,333
                                                                                                                   --------------

SPECIALTY STORES - 2.1%
Lowe's Cos., Inc.                                                                                     227,900      $    7,176,571
Staples, Inc.                                                                                         632,040          16,331,914
                                                                                                                   --------------
                                                                                                                   $   23,508,485
                                                                                                                   --------------

TELEPHONE SERVICES - 0.7%
TELUS Corp.                                                                                           162,700      $    8,311,388
                                                                                                                   --------------

TOBACCO - 1.5%
Altria Group, Inc. (w)                                                                                254,810      $   16,789,431
                                                                                                                   --------------

TRUCKING - 0.6%
FedEx Corp.                                                                                            62,160      $    6,677,849
                                                                                                                   --------------

UTILITIES - ELECTRIC POWER - 2.1%
Entergy Corp.                                                                                          51,700      $    5,424,364
Exelon Corp.                                                                                          159,470          10,957,179
FPL Group, Inc. (l)                                                                                   112,160           6,860,827
                                                                                                                   --------------
                                                                                                                   $   23,242,370
                                                                                                                   --------------
  TOTAL COMMON STOCKS                                                                                              $1,119,127,956
                                                                                                                   --------------

SHORT-TERM OBLIGATIONS - 1.3%
General Electric Capital Corp., 5.37%, due 4/02/07 (y)                                           $ 14,864,000      $   14,861,783
                                                                                                                   --------------

COLLATERAL FOR SECURITIES LOANED - 3.4%
Navigator Securities Lending Prime
Portfolio, at Net Asset Value                                                                      38,758,824      $   38,758,824
                                                                                                                   --------------
  TOTAL INVESTMENTS (k)                                                                                            $1,172,748,563
                                                                                                                   --------------

OTHER ASSETS, LESS LIABILITIES - (3.4)%                                                                               (38,119,726)
                                                                                                                   --------------

  NET ASSETS - 100.0%                                                                                              $1,134,628,837
                                                                                                                   --------------

(a) Non-income producing security.
(k) As of March 31, 2007, the series had one security that was fair valued, aggregating $5,591,551 and 0.48% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(w) When-issued security. At March 31, 2007, the series had sufficient cash and/or securities at least equal to the value of the when-issued security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR       American Depository Receipt
GDR       Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - MASSACHUSETTS INVESTORS TRUST SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 3/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $1,004,394,887
                                                                 ==============
Gross unrealized appreciation                                    $  190,978,331
Gross unrealized depreciation                                       (22,624,655)
                                                                 --------------
      Net unrealized appreciation (depreciation)                 $  168,353,676
                                                                 ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

                        MFS(R)/SUN LIFE SERIES TRUST

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2007

                        Research Series

PORTFOLIO OF INVESTMENTS 3/31/07 (Unaudited)

MFS/Sun Life Series Trust - Research Series

ISSUER                                                                                             SHARES/PAR           VALUE ($)
COMMON STOCKS - 100.4%

AEROSPACE - 3.8%
Lockheed Martin Corp.                                                                                  51,640        $  5,010,106
United Technologies Corp.                                                                             116,380           7,564,700
                                                                                                                     ------------
                                                                                                                     $ 12,574,806
                                                                                                                     ------------

ALCOHOLIC BEVERAGES - 0.6%
Diageo PLC                                                                                             89,330        $  1,809,598
                                                                                                                     ------------

APPAREL MANUFACTURERS - 1.5%
Coach, Inc. (a)                                                                                        27,440        $  1,373,372
NIKE, Inc., "B"                                                                                        32,650           3,469,389
                                                                                                                     ------------
                                                                                                                     $  4,842,761
                                                                                                                     ------------

BIOTECHNOLOGY - 4.7%
Amgen, Inc. (a)                                                                                       112,440        $  6,283,147
Genzyme Corp. (a)                                                                                      78,940           4,737,979
Millipore Corp. (a)                                                                                    58,460           4,236,596
                                                                                                                     ------------
                                                                                                                     $ 15,257,722
                                                                                                                     ------------

BROADCASTING - 2.9%
News Corp., "A"                                                                                       136,590        $  3,157,961
Viacom, Inc., "B" (a)                                                                                  45,350           1,864,339
Walt Disney Co.                                                                                        53,100           1,828,233
WPP Group PLC                                                                                         172,330           2,611,020
                                                                                                                     ------------
                                                                                                                     $  9,461,553
                                                                                                                     ------------

BROKERAGE & ASSET MANAGERS - 4.0%
Affiliated Managers Group, Inc. (a)(l)                                                                 19,850        $  2,150,748
Franklin Resources, Inc.                                                                               30,720           3,711,898
Goldman Sachs Group, Inc.                                                                              19,060           3,938,368
Mellon Financial Corp.                                                                                 75,190           3,243,697
                                                                                                                     ------------
                                                                                                                     $ 13,044,711
                                                                                                                     ------------

BUSINESS SERVICES - 1.7%
Cognizant Technology Solutions
Corp., "A" (a)                                                                                         13,630        $  1,203,120
First Data Corp.                                                                                      156,790           4,217,651
                                                                                                                     ------------
                                                                                                                     $  5,420,771
                                                                                                                     ------------

CABLE TV - 1.6%
Comcast Corp., "Special A" (a)                                                                        118,285        $  3,012,719
Time Warner Cable, Inc. (a)                                                                            55,110           2,064,972
                                                                                                                     ------------
                                                                                                                     $  5,077,691
                                                                                                                     ------------

CHEMICALS - 0.7%
Monsanto Co.                                                                                           42,900        $  2,357,784
                                                                                                                     ------------

COMPUTER SOFTWARE - 3.1%
Adobe Systems, Inc. (a)                                                                               108,500        $  4,524,450
Oracle Corp. (a)                                                                                      303,140           5,495,928
                                                                                                                     ------------
                                                                                                                     $ 10,020,378
                                                                                                                     ------------

CONSUMER GOODS & SERVICES - 1.6%
Avon Products, Inc.                                                                                    53,080        $  1,977,761
ITT Educational Services, Inc. (a)                                                                     16,690           1,360,068
Monster Worldwide, Inc. (a)                                                                            36,620           1,734,689
                                                                                                                     ------------
                                                                                                                     $  5,072,518
                                                                                                                     ------------

CONTAINERS - 0.8%
Owens-Illinois, Inc. (a)                                                                               98,740        $  2,544,530
                                                                                                                     ------------

ELECTRICAL EQUIPMENT - 4.9%
Danaher Corp.                                                                                          69,110        $  4,937,910
Rockwell Automation, Inc. (l)                                                                          83,280           4,985,974
Tyco International Ltd.                                                                                61,410           1,937,486
W.W. Grainger, Inc.                                                                                    52,530           4,057,417
                                                                                                                     ------------
                                                                                                                     $ 15,918,787
                                                                                                                     ------------

ELECTRONICS - 5.4%
Applied Materials, Inc. (l)                                                                           396,660        $  7,266,811
Intel Corp.                                                                                           245,830           4,702,728
Marvell Technology Group Ltd. (a)                                                                     174,970           2,941,246
SanDisk Corp. (a)                                                                                      62,020           2,716,476
                                                                                                                     ------------
                                                                                                                     $ 17,627,261
                                                                                                                     ------------

ENERGY - INDEPENDENT - 3.7%
Apache Corp.                                                                                           32,220        $  2,277,954
CONSOL Energy, Inc.                                                                                    19,550             764,992
Devon Energy Corp.                                                                                     57,640           3,989,841
EOG Resources, Inc.                                                                                    23,130           1,650,094
Occidental Petroleum Corp.                                                                             37,360           1,842,222
Ultra Petroleum Corp. (a)(l)                                                                           31,980           1,699,097
                                                                                                                     ------------
                                                                                                                     $ 12,224,200
                                                                                                                     ------------

ENERGY - INTEGRATED - 3.7%
Exxon Mobil Corp.                                                                                      52,830        $  3,986,024
Hess Corp.                                                                                            103,090           5,718,402
TOTAL S.A., ADR                                                                                        35,030           2,444,393
                                                                                                                     ------------
                                                                                                                     $ 12,148,819
                                                                                                                     ------------

FOOD & BEVERAGES - 3.0%
General Mills, Inc.                                                                                    28,700        $  1,670,914
Kraft Foods, Inc. (w)                                                                                  22,326             707,957
Nestle S.A                                                                                              6,472           2,520,469
PepsiCo, Inc.                                                                                          77,830           4,946,875
                                                                                                                     ------------
                                                                                                                     $  9,846,215
                                                                                                                     ------------

FOOD & DRUG STORES - 1.0%
CVS Corp.                                                                                              93,270        $  3,184,238
                                                                                                                     ------------

GAMING & LODGING - 1.1%
International Game Technology                                                                          55,470        $  2,239,879
Royal Caribbean Cruises Ltd.                                                                           31,810           1,341,110
                                                                                                                     ------------
                                                                                                                     $  3,580,989
                                                                                                                     ------------

GENERAL MERCHANDISE - 1.8%
Family Dollar Stores, Inc. (l)                                                                         78,420        $  2,322,800
Federated Department Stores, Inc.                                                                      79,140           3,565,257
                                                                                                                     ------------
                                                                                                                     $  5,888,057
                                                                                                                     ------------

HEALTH MAINTENANCE ORGANIZATIONS - 0.5%
WellPoint, Inc. (a)                                                                                    18,420        $  1,493,862
                                                                                                                     ------------

INSURANCE - 6.7%
Aflac, Inc.                                                                                            63,510        $  2,988,781
Chubb Corp.                                                                                            64,200           3,317,214
Genworth Financial, Inc., "A"                                                                         176,660           6,172,500
MetLife, Inc.                                                                                         106,510           6,726,107
Travelers Cos., Inc.                                                                                   49,560           2,565,721
                                                                                                                     ------------
                                                                                                                     $ 21,770,323
                                                                                                                     ------------

INTERNET - 1.3%
Google, Inc., "A" (a)                                                                                   9,390        $  4,302,122
                                                                                                                     ------------

MACHINERY & TOOLS - 0.8%
Deere & Co.                                                                                            24,400        $  2,650,816
                                                                                                                     ------------

MAJOR BANKS - 8.5%
Bank of America Corp.                                                                                 127,410        $  6,500,458
Bank of New York Co., Inc.                                                                            164,030           6,651,417
JPMorgan Chase & Co.                                                                                  164,910           7,978,346
PNC Financial Services Group, Inc.                                                                     32,320           2,326,070
State Street Corp.                                                                                     66,280           4,291,630
                                                                                                                     ------------
                                                                                                                     $ 27,747,921
                                                                                                                     ------------

MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
DaVita, Inc. (a)                                                                                       31,910        $  1,701,441
                                                                                                                     ------------

MEDICAL EQUIPMENT - 1.3%
Boston Scientific Corp. (a)                                                                           173,040        $  2,516,002
St. Jude Medical, Inc. (a)                                                                             47,010           1,768,046
                                                                                                                     ------------
                                                                                                                     $  4,284,048
                                                                                                                     ------------

METALS & MINING - 1.1%
BHP Billiton PLC                                                                                      155,970        $  3,477,199
                                                                                                                     ------------

NATURAL GAS - PIPELINE - 1.8%
Williams Cos., Inc.                                                                                   205,080        $  5,836,577
                                                                                                                     ------------

NETWORK & TELECOM - 1.6%
Cisco Systems, Inc. (a)                                                                               206,120        $  5,262,244
                                                                                                                     ------------

OIL SERVICES - 2.9%
GlobalSantaFe Corp.                                                                                    50,485        $  3,113,915
Noble Corp.                                                                                            40,260           3,167,657
Schlumberger Ltd.                                                                                      48,600           3,358,260
                                                                                                                     ------------
                                                                                                                     $  9,639,832
                                                                                                                     ------------

OTHER BANKS & DIVERSIFIED FINANCIALS - 1.8%
American Express Co.                                                                                   81,540        $  4,598,856
Countrywide Financial Corp.                                                                            37,940           1,276,302
                                                                                                                     ------------
                                                                                                                     $  5,875,158
                                                                                                                     ------------

PERSONAL COMPUTERS & PERIPHERALS - 1.7%
EMC Corp. (a)                                                                                         295,270        $  4,089,490
Network Appliance, Inc. (a)                                                                            44,090           1,610,167
                                                                                                                     ------------
                                                                                                                     $  5,699,657
                                                                                                                     ------------

PHARMACEUTICALS - 4.3%
Eli Lilly & Co.                                                                                        68,710        $  3,690,414
Endo Pharmaceuticals Holdings, Inc. (a)                                                                97,380           2,862,972
Roche Holding AG                                                                                        6,980           1,234,941
Wyeth                                                                                                 127,400           6,373,822
                                                                                                                     ------------
                                                                                                                     $ 14,162,149
                                                                                                                     ------------

RAILROAD & SHIPPING - 0.6%
Burlington Northern Santa Fe Corp.                                                                     23,920        $  1,923,886
                                                                                                                     ------------

REAL ESTATE - 0.7%
Equity Residential, REIT                                                                               46,960        $  2,264,881
                                                                                                                     ------------

SPECIALTY CHEMICALS - 1.9%
Air Products & Chemicals, Inc.                                                                         43,390        $  3,209,124
Praxair, Inc.                                                                                          49,150           3,094,484
                                                                                                                     ------------
                                                                                                                     $  6,303,608
                                                                                                                     ------------

SPECIALTY STORES - 2.2%
CarMax, Inc. (a)                                                                                       29,600        $    726,384
Lowe's Cos., Inc.                                                                                      77,280           2,433,547
Nordstrom, Inc.                                                                                        31,370           1,660,728
Staples, Inc.                                                                                          87,310           2,256,090
                                                                                                                     ------------
                                                                                                                     $  7,076,749
                                                                                                                     ------------

TELECOMMUNICATIONS - WIRELESS - 0.5%
Rogers Communications, Inc., "B"                                                                       48,400        $  1,586,328
                                                                                                                     ------------

TELEPHONE SERVICES - 2.4%
AT&T, Inc.                                                                                            115,330        $  4,547,462
Qwest Communications International, Inc. (a)                                                          195,510           1,757,635
TELUS Corp. (non-voting shares)                                                                        33,530           1,675,628
                                                                                                                     ------------
                                                                                                                     $  7,980,725
                                                                                                                     ------------

TOBACCO - 3.3%
Altria Group, Inc. (w)                                                                                164,760        $ 10,856,036
                                                                                                                     ------------

TRUCKING - 0.5%
FedEx Corp.                                                                                            15,480        $  1,663,016
                                                                                                                     ------------

UTILITIES - ELECTRIC POWER - 1.9%
DPL, Inc.                                                                                              29,320        $    911,559
FPL Group, Inc.                                                                                        45,130           2,760,602
NRG Energy, Inc. (a)                                                                                   34,370           2,476,015
                                                                                                                     ------------
                                                                                                                     $  6,148,176
                                                                                                                     ------------
  TOTAL COMMON STOCKS                                                                                                $327,610,143
                                                                                                                     ------------

COLLATERAL FOR SECURITIES LOANED - 3.1%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                   10,192,131        $ 10,192,131
                                                                                                                     ------------
  TOTAL INVESTMENTS(k)                                                                                               $337,802,274
                                                                                                                     ------------

OTHER ASSETS, LESS LIABILITIES - (3.5)%                                                                               (11,283,551)
                                                                                                                     ------------

  NET ASSETS - 100.0%                                                                                                $326,518,723
                                                                                                                     ------------

(a) Non-income producing security.
(k) As of March 31, 2007, the series had one security that was fair valued, aggregating $707,957 and 0.21% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(w) When-issued security. At March 31, 2007, the series had sufficient cash and/or securities at least equal to the value of the when-issued security.

The following abbreviations are used in this report and are defined:

ADR       American Depository Receipt
REIT      Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - RESEARCH SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 3/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $311,294,627
                                                                  ============
Gross unrealized appreciation                                     $ 34,654,055
Gross unrealized depreciation                                       (8,146,408)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $ 26,507,647
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

                        MFS(R)/SUN LIFE SERIES TRUST

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2007



                        Total Return Series

PORTFOLIO OF INVESTMENTS March 31, 2007 (Unaudited)
MFS/Sun Life Series Trust - Total Return Series
ISSUER                                                                                         SHARES/PAR             VALUE ($)
COMMON STOCKS - 58.8%
AEROSPACE - 2.0%
Lockheed Martin Corp.                                                                             228,770          $   22,195,265
Northrop Grumman Corp.                                                                            121,110               8,988,784
United Technologies Corp.                                                                         176,440              11,468,600
                                                                                                                   --------------
                                                                                                                   $   42,652,649
                                                                                                                   --------------
ALCOHOLIC BEVERAGES - 0.6%
Diageo PLC                                                                                        387,812          $    7,856,084
Molson Coors Brewing Co. (l)                                                                       42,340               4,006,211
                                                                                                                   --------------
                                                                                                                   $   11,862,295
                                                                                                                   --------------
APPAREL MANUFACTURERS - 0.5%
Hanesbrands, Inc. (a)(l)                                                                           13,376          $      393,121
NIKE, Inc., "B"                                                                                    91,900               9,765,294
                                                                                                                   --------------
                                                                                                                   $   10,158,415
                                                                                                                   --------------
AUTOMOTIVE - 0.4%
Autoliv, Inc.                                                                                      34,190          $    1,952,591
Johnson Controls, Inc. (l)                                                                         72,450               6,855,219
                                                                                                                   --------------
                                                                                                                   $    8,807,810
                                                                                                                   --------------
BIOTECHNOLOGY - 0.9%
Amgen, Inc. (a)                                                                                   355,590          $   19,870,369
                                                                                                                   --------------
BROADCASTING - 1.3%
CBS Corp., "B"                                                                                    231,444          $    7,079,872
E.W. Scripps Co., "A" (l)                                                                          93,560               4,180,261
Viacom, Inc., "B" (a)                                                                             254,550              10,464,551
Walt Disney Co.                                                                                    61,260               2,109,182
WPP Group PLC                                                                                     276,020               4,182,055
                                                                                                                   --------------
                                                                                                                   $   28,015,921
                                                                                                                   --------------
BROKERAGE & ASSET MANAGERS - 2.7%
Bear Stearns Cos., Inc.                                                                            17,600          $    2,646,160
Franklin Resources, Inc. (l)                                                                       54,900               6,633,567
Goldman Sachs Group, Inc.                                                                          53,690              11,093,965
Julius Baer Holding Ltd. (l)                                                                       11,000               1,500,823
KKR Private Equity Investments LP, IEU (z)                                                         75,810               1,838,393
Lehman Brothers Holdings, Inc.                                                                    114,050               7,991,484
Mellon Financial Corp.                                                                            230,180               9,929,965
Merrill Lynch & Co., Inc.                                                                          90,340               7,378,068
Morgan Stanley                                                                                     72,890               5,740,816
Nomura Holdings, Inc. (l)                                                                         125,500               2,602,920
                                                                                                                   --------------
                                                                                                                   $   57,356,161
                                                                                                                   --------------
BUSINESS SERVICES - 0.3%
Accenture Ltd., "A"                                                                               117,790          $    4,539,627
First Data Corp.                                                                                   93,070               2,503,583
                                                                                                                   --------------
                                                                                                                   $    7,043,210
                                                                                                                   --------------
CABLE TV - 0.1%
Time Warner Cable, Inc. (a)                                                                        74,000          $    2,772,780
                                                                                                                   --------------
CHEMICALS - 1.0%
3M Co.                                                                                             39,800          $    3,041,914
Dow Chemical Co. (l)                                                                               58,850               2,698,861
Nalco Holding Co.                                                                                  80,050               1,913,195
PPG Industries, Inc. (l)                                                                          125,990               8,858,357
Syngenta AG                                                                                        25,760               4,928,571
                                                                                                                   --------------
                                                                                                                   $   21,440,898
                                                                                                                   --------------
COMPUTER SOFTWARE - 1.8%
Compuware Corp. (a)(l)                                                                          1,776,500          $   16,858,985
Oracle Corp. (a)                                                                                  983,470              17,830,311
Symantec Corp. (a)                                                                                209,310               3,621,063
                                                                                                                   --------------
                                                                                                                   $   38,310,359
                                                                                                                   --------------
COMPUTER SOFTWARE - SYSTEMS - 0.4%
Hewlett-Packard Co.                                                                               207,070          $    8,311,790
                                                                                                                   --------------

CONSTRUCTION - 1.3%
D.R. Horton, Inc. (l)                                                                              89,720          $    1,973,840
Masco Corp. (l)                                                                                   777,040              21,290,896
Sherwin-Williams Co. (l)                                                                           32,410               2,140,356
Toll Brothers, Inc. (a)(l)                                                                         92,980               2,545,792
                                                                                                                   --------------
                                                                                                                   $   27,950,884
                                                                                                                   --------------
CONSUMER GOODS & SERVICES - 0.2%
Estee Lauder Cos., Inc., "A" (l)                                                                   68,620          $    3,352,087
                                                                                                                   --------------
CONTAINERS - 1.1%
Owens-Illinois, Inc. (a)                                                                          872,170          $   22,475,821
Smurfit-Stone Container Corp. (a)(l)                                                               68,340                 769,508
                                                                                                                   --------------
                                                                                                                   $   23,245,329
                                                                                                                   --------------
ELECTRICAL EQUIPMENT - 2.4%
Black & Decker Corp. (l)                                                                           22,900          $    1,869,098
Cooper Industries Ltd., "A"                                                                        13,060                 587,569
General Electric Co.                                                                              390,940              13,823,638
Rockwell Automation, Inc.                                                                         103,950               6,223,487
Tyco International Ltd.                                                                           666,990              21,043,535
W.W. Grainger, Inc.                                                                                79,710               6,156,800
                                                                                                                   --------------
                                                                                                                   $   49,704,127
                                                                                                                   --------------
ELECTRONICS - 0.4%
Applied Materials, Inc.                                                                            42,430          $      777,318
Intel Corp.                                                                                       407,640               7,798,153
                                                                                                                   --------------
                                                                                                                   $    8,575,471
                                                                                                                   --------------
ENERGY - INDEPENDENT - 2.6%
Anadarko Petroleum Corp.                                                                          162,700          $    6,992,846
Apache Corp.                                                                                      195,090              13,792,863
Devon Energy Corp.                                                                                340,200              23,548,644
EOG Resources, Inc.                                                                                38,430               2,741,596
Sunoco, Inc. (l)                                                                                   40,360               2,842,958
Talisman Energy, Inc.                                                                             125,140               2,197,458
Ultra Petroleum Corp. (a)                                                                          39,000               2,072,070
                                                                                                                   --------------
                                                                                                                   $   54,188,435
                                                                                                                   --------------
ENERGY - INTEGRATED - 3.6%
Chevron Corp. (l)                                                                                 101,607          $    7,514,854
ConocoPhillips                                                                                    116,660               7,973,711
Exxon Mobil Corp.                                                                                 366,016              27,615,907
Hess Corp.                                                                                        267,310              14,827,686
Royal Dutch Shell PLC, ADR                                                                         28,860               1,913,418
TOTAL S.A., ADR                                                                                   217,760              15,195,293
                                                                                                                   --------------
                                                                                                                   $   75,040,869
                                                                                                                   --------------
FOOD & BEVERAGES - 1.5%
Kellogg Co. (l)                                                                                   157,970          $    8,124,397
Kraft Foods, Inc.                                                                                 175,295               5,558,604
Nestle S.A                                                                                         20,395               7,942,671
PepsiCo, Inc.                                                                                      97,530               6,199,007
Tyson Foods, Inc., "A" (l)                                                                        168,970               3,279,708
                                                                                                                   --------------
                                                                                                                   $   31,104,387
                                                                                                                   --------------
FOOD & DRUG STORES - 0.7%
CVS Corp.                                                                                         270,842          $    9,246,546
Sally Beauty Holdings, Inc. (a)                                                                   570,840               5,246,020
                                                                                                                   --------------
                                                                                                                   $   14,492,566
                                                                                                                   --------------
FOREST & PAPER PRODUCTS - 0.6%
Bowater, Inc. (l)                                                                                 314,220          $    7,484,720
International Paper Co.                                                                            40,550               1,476,020
MeadWestvaco Corp. (l)                                                                             90,930               2,804,281
                                                                                                                   --------------
                                                                                                                   $   11,765,021
                                                                                                                   --------------
GAMING & LODGING - 0.1%
Royal Caribbean Cruises Ltd.                                                                       30,400          $    1,281,664
                                                                                                                   --------------
GENERAL MERCHANDISE - 0.9%
Federated Department Stores, Inc.                                                                 372,200          $   16,767,610
Wal-Mart Stores, Inc.                                                                              40,440               1,898,658
                                                                                                                   --------------
                                                                                                                   $   18,666,268
                                                                                                                   --------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.6%
UnitedHealth Group, Inc.                                                                           83,320          $    4,413,460
WellPoint, Inc. (a)                                                                               113,260               9,185,386
                                                                                                                   --------------
                                                                                                                   $   13,598,846
                                                                                                                   --------------
INSURANCE - 5.3%
Aflac, Inc.                                                                                       124,640          $    5,865,558
Allstate Corp.                                                                                    399,840              24,014,390
Chubb Corp.                                                                                        48,570               2,509,612
Conseco, Inc. (a)                                                                                 777,230              13,446,079
Genworth Financial, Inc., "A"                                                                     820,920              28,682,945
Hartford Financial Services Group, Inc.                                                           107,390              10,264,336
MetLife, Inc.                                                                                     201,570              12,729,146
Travelers Cos., Inc.                                                                              259,160              13,416,713
                                                                                                                   --------------
                                                                                                                   $  110,928,779
                                                                                                                   --------------
LEISURE & TOYS - 0.0%
Hasbro, Inc.                                                                                        8,290          $      237,260
                                                                                                                   --------------
MACHINERY & TOOLS - 0.6%
Deere & Co.                                                                                       102,270          $   11,110,613
Eaton Corp.                                                                                        10,750                 898,270
                                                                                                                   --------------
                                                                                                                   $   12,008,883
                                                                                                                   --------------
MAJOR BANKS - 5.6%
Bank of America Corp.                                                                             677,320          $   34,556,866
Bank of New York Co., Inc.                                                                        702,230              28,475,427
JPMorgan Chase & Co.                                                                              553,692              26,787,619
PNC Financial Services Group, Inc.                                                                187,650              13,505,171
State Street Corp.                                                                                 32,850               2,127,038
SunTrust Banks, Inc.                                                                              160,730              13,347,019
                                                                                                                   --------------
                                                                                                                   $  118,799,140
                                                                                                                   --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.2%
Tenet Healthcare Corp. (a)(l)                                                                     562,940          $    3,619,704
                                                                                                                   --------------
MEDICAL EQUIPMENT - 1.4%
Boston Scientific Corp. (a)                                                                       646,680          $    9,402,727
Cooper Cos., Inc. (l)                                                                             100,300               4,876,586
DENTSPLY International, Inc.                                                                       54,540               1,786,185
Pall Corp.                                                                                        371,770              14,127,260
                                                                                                                   --------------
                                                                                                                   $   30,192,758
                                                                                                                   --------------
METALS & MINING - 0.1%
BHP Billiton PLC                                                                                   90,860          $    2,025,635
                                                                                                                   --------------
NATURAL GAS - PIPELINE - 0.6%
Williams Cos., Inc.                                                                               453,530          $   12,907,464
                                                                                                                   --------------
NETWORK & TELECOM - 0.5%
Cisco Systems, Inc. (a)                                                                           146,770          $    3,747,038
Nortel Networks Corp. (a)                                                                         271,559               6,530,994
                                                                                                                   --------------
                                                                                                                   $   10,278,032
                                                                                                                   --------------
OIL SERVICES - 0.9%
GlobalSantaFe Corp.                                                                               159,390          $    9,831,175
Noble Corp.                                                                                       128,270              10,092,284
                                                                                                                   --------------
                                                                                                                   $   19,923,459
                                                                                                                   --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 3.9%
American Express Co.                                                                              140,670          $    7,933,788
Capital One Financial Corp.                                                                        30,340               2,289,456
Citigroup, Inc.                                                                                   578,663              29,708,558
Countrywide Financial Corp.                                                                       155,980               5,247,167
Fannie Mae                                                                                        220,290              12,023,428
Freddie Mac                                                                                        35,860               2,133,311
HSBC Holdings PLC                                                                                 128,500               2,249,094
New York Community Bancorp, Inc.                                                                  468,430               8,239,684
UBS AG                                                                                            118,886               7,063,503
UBS AG                                                                                             72,700               4,320,561
                                                                                                                   --------------
                                                                                                                   $   81,208,550
                                                                                                                   --------------
PHARMACEUTICALS - 3.1%
Abbott Laboratories                                                                                31,420          $    1,753,236
Eli Lilly & Co.                                                                                   164,730               8,847,648
Johnson & Johnson                                                                                 301,390              18,161,761
Merck & Co., Inc.                                                                                  99,540               4,396,682
Warner Chilcott Ltd., "A" (a)                                                                     255,570               3,784,992
Wyeth                                                                                             571,450              28,589,644
                                                                                                                   --------------
                                                                                                                   $   65,533,963
                                                                                                                   --------------
PRINTING & PUBLISHING - 0.8%
New York Times Co., "A" (l)                                                                       759,240          $   17,849,732
                                                                                                                   --------------
RAILROAD & SHIPPING - 0.5%
Burlington Northern Santa Fe Corp.                                                                 80,950          $    6,510,809
Norfolk Southern Corp.                                                                             79,000               3,997,400
                                                                                                                   --------------
                                                                                                                   $   10,508,209
                                                                                                                   --------------
SPECIALTY CHEMICALS - 0.5%
Air Products & Chemicals, Inc. (l)                                                                 92,100          $    6,811,716
Praxair, Inc.                                                                                      48,580               3,058,597
                                                                                                                   --------------
                                                                                                                   $    9,870,313
                                                                                                                   --------------
TELECOMMUNICATIONS - WIRELESS - 0.4%
Sprint Nextel Corp.                                                                               259,180          $    4,914,053
Vodafone Group PLC, ADR                                                                           134,307               3,607,486
                                                                                                                   --------------
                                                                                                                   $    8,521,539
                                                                                                                   --------------
TELEPHONE SERVICES - 2.3%
AT&T, Inc.                                                                                        235,506          $    9,286,000
Embarq Corp.                                                                                      100,529               5,664,809
Qwest Communications International, Inc. (a)                                                      532,890               4,790,681
TELUS Corp.                                                                                        47,470               2,424,964
TELUS Corp. (non-voting shares)                                                                    14,310                 715,128
Verizon Communications, Inc.                                                                      663,250              25,150,440
                                                                                                                   --------------
                                                                                                                   $   48,032,022
                                                                                                                   --------------
TOBACCO - 1.3%
Altria Group, Inc. (w)                                                                            430,220          $   28,347,196
                                                                                                                   --------------
UTILITIES - ELECTRIC POWER - 2.8%
Dominion Resources, Inc.                                                                          126,350          $   11,216,090
DPL, Inc.                                                                                         135,280               4,205,855
Edison International                                                                               51,880               2,548,864
Entergy Corp.                                                                                      29,260               3,069,959
FPL Group, Inc.                                                                                   336,510              20,584,317
NRG Energy, Inc. (a)                                                                               68,380               4,926,095
PPL Corp.                                                                                          28,620               1,170,558
Public Service Enterprise Group, Inc.                                                             112,920               9,376,877
TXU Corp.                                                                                          34,270               2,196,707
                                                                                                                   --------------
                                                                                                                   $   59,295,322
                                                                                                                   --------------
    TOTAL COMMON STOCKS                                                                                            $1,239,656,571
                                                                                                                   --------------
BONDS - 39.2%
AGENCY - OTHER - 0.0%
Financing Corp., 9.65%, 2018                                                                  $   490,000          $      683,183
                                                                                                                   --------------
ASSET BACKED & SECURITIZED - 4.8%
Banc of America Commercial Mortgage, Inc. "A4", FRN, 5.1815%, 2047                            $ 1,000,000          $      995,487
Banc of America Commercial Mortgage, Inc. "AM", FRN, 5.1815%, 2047                                776,389                 770,477
Banc of America Commercial Mortgage, Inc., FRN, 5.482%, 2017                                    1,856,627               1,863,793
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                                    2,050,000               1,990,029
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040 (z)                           1,850,000               1,849,990
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                            1,220,816               1,207,066
Blackrock Capital Finance LP, 7.75%, 2026 (n)                                                     196,475                 194,510
Chase Commercial Mortgage Securities Corp., 7.543%, 2032                                          369,277                 376,147
Citigroup Commercial Mortgage Trust, 5.462%, 2049                                               2,429,505               2,433,110
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.648%, 2048                                 2,400,000               2,438,593
Citigroup/Deutsche Bank Commercial Mortgage Trust, "H", FRN, 5.8817%, 2049                        734,911                 722,940
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.2257%, 2044                             570,000                 572,096
Citigroup/Deutsche Bank Commercial Mortgage Trust. "J", FRN, 5.8817%, 2049                      1,240,000               1,210,792
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                           50,947                  50,603
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035                                          882,409                 876,952
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046                                        1,120,000               1,122,730
CPS Auto Receivables Trust, 2.89%, 2009 (z)                                                        29,303                  28,932
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                                           1,449,204               1,456,653
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039                                        2,410,000               2,391,721
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (n)                                                691,445                 692,025
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                           701,757                 705,075
Falcon Franchise Loan LLC, 7.382%, 2010 (n)                                                       327,168                 334,456
GE Commercial Mortgage Corp., FRN, 5.3375%, 2044                                                1,330,000               1,331,674
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036                                               1,316,000               1,322,303
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                                        1,644,482               1,612,766
Greenwich Capital Commercial Funding Corp., FRN, 5.9137%, 2016                                  1,225,000               1,276,312
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036                                     625,465                 627,501
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037                                   1,532,847               1,522,935
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042                                1,620,000               1,556,838
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045                               2,420,000               2,449,115
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045 (n)                            1,203,050               1,205,114
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047                               2,020,000               2,002,606
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.2117%, 2041                         1,985,000               1,983,664
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.2945%, 2043                         2,290,000               2,291,127
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043                          2,420,000               2,437,478
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043                          2,350,000               2,429,791
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.8756%, 2045                         2,420,000               2,520,855
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                          2,097,327               2,058,388
LB-UBS Commercial Mortgage Trust, 5.413%, 2039                                                    638,518                 638,485
LB-UBSA Commercial Mortgage Trust, 5.455%, 2040                                                 3,311,000               3,317,123
Merrill Lynch Mortgage Trust, FRN, 5.66%, 2039                                                  2,245,000               2,299,267
Merrill Lynch Mortgage Trust, FRN, 5.2646%, 2044                                                1,029,000               1,026,414
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.4818%, 2039                         1,140,000               1,151,958
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049                          2,470,000               2,428,636
Morgan Stanley Capital I, Inc., 5.168%, 2042                                                      859,244                 850,608
Morgan Stanley Capital I, Inc., FRN, 0.2005%, 2030 (i)(n)                                      59,186,011                 695,329
Multi-Family Capital Access One, Inc., 6.65%, 2024                                                387,580                 392,456
Residential Asset Mortgage Products, Inc., 4.109%, 2029                                           978,423                 967,831
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034                                     931,000                 913,992
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035                                 1,405,000               1,398,303
Spirit Master Funding LLC, 5.05%, 2023 (z)                                                      1,668,541               1,590,453
Structured Asset Securities Corp., FRN, 4.67%, 2035                                             3,108,121               3,077,692
Wachovia Bank Commercial Mortgage Trust, 5.378%, 2017                                           4,000,000               3,995,259
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                                           2,750,000               2,678,937
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044                                            2,500,000               2,394,480
Wachovia Bank Commercial Mortgage Trust, 5.339%, 2048                                           2,410,000               2,396,817
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                      2,000,000               1,940,533
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                      2,033,724               1,998,899
Wachovia Bank Commercial Mortgage Trust, FRN, 6.021%, 2043                                      1,890,000               1,850,329
Wachovia Bank Commercial Mortgage Trust, FRN, 5.201%, 2044                                      1,432,000               1,423,326
Wachovia Bank Commercial Mortgage Trust, FRN, 5.3161%, 2044                                     1,744,000               1,741,588
Wachovia Bank Commercial Mortgage Trust, FRN, 5.466%, 2045                                      2,205,000               2,212,547
Wachovia Bank Commercial Mortgage Trust, FRN, 5.962%, 2045 (n)                                  1,660,000               1,732,798
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045                                      1,710,000               1,754,855
Wachovia Bank Commercial Mortgage Trust, FRN, 5.603%, 2048                                      2,400,000               2,430,365
                                                                                                                   --------------
                                                                                                                   $  102,211,924
                                                                                                                   --------------
AUTOMOTIVE - 0.1%
Johnson Controls, Inc., 5.5%, 2016                                                            $ 1,608,000          $    1,592,427
                                                                                                                   --------------
BROADCASTING - 0.2%
CBS Corp., 6.625%, 2011                                                                       $ 1,595,000          $    1,667,293
News America Holdings, 8.5%, 2025                                                                 994,000               1,194,619
News America, Inc., 6.2%, 2034                                                                    476,000                 461,696
                                                                                                                   --------------
                                                                                                                   $    3,323,608
                                                                                                                   --------------
BROKERAGE & ASSET MANAGERS - 0.5%
Goldman Sachs Group, Inc., 5.625%, 2017                                                       $ 2,111,000          $    2,090,941
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                     1,405,000               1,412,712
Lehman Brothers Holdings, Inc., 5.5%, 2016                                                        342,000                 340,070
Merrill Lynch & Co., Inc., 6.05%, 2016                                                          1,388,000               1,423,919
Merrill Lynch & Co., Inc., 6.11%, 2037                                                          1,440,000               1,396,030
Morgan Stanley Group, Inc., 6.75%, 2011                                                         1,530,000               1,618,243
Morgan Stanley Group, Inc., 5.75%, 2016                                                         1,145,000               1,151,648
                                                                                                                   --------------
                                                                                                                   $    9,433,563
                                                                                                                   --------------
BUILDING - 0.1%
CRH America, Inc., 6.95%, 2012                                                                $ 1,847,000          $    1,963,191
                                                                                                                   --------------
BUSINESS SERVICES - 0.1%
Cisco Systems, Inc., 5.5%, 2016                                                               $ 1,519,000          $    1,529,508
                                                                                                                   --------------
CABLE TV - 0.2%
Cox Communications, Inc., 4.625%, 2013                                                        $ 1,624,000          $    1,553,738
Time Warner Entertainment Co. LP, 8.375%, 2033                                                  1,330,000               1,616,587
                                                                                                                   --------------
                                                                                                                   $    3,170,325
                                                                                                                   --------------
CONGLOMERATES - 0.1%
Kennametal, Inc., 7.2%, 2012                                                                  $ 1,780,000          $    1,911,659
                                                                                                                   --------------
CONSUMER GOODS & SERVICES - 0.2%
Fortune Brands, Inc., 5.125%, 2011                                                            $ 1,671,000          $    1,656,123
Western Union Co., 5.4%, 2011                                                                   2,300,000               2,303,572
                                                                                                                   --------------
                                                                                                                   $    3,959,695
                                                                                                                   --------------
DEFENSE ELECTRONICS - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)                                                    $   753,000          $      737,471
Raytheon Co., 6.15%, 2008                                                                       1,077,000               1,095,191
                                                                                                                   --------------
                                                                                                                   $    1,832,662
                                                                                                                   --------------
EMERGING MARKET QUASI-SOVEREIGN - 0.1%
Pemex Project Funding Master Trust, 8.625%, 2022                                              $   316,000          $      393,420
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)                                     1,130,000               1,139,786
                                                                                                                   --------------
                                                                                                                   $    1,533,206
                                                                                                                   --------------
EMERGING MARKET SOVEREIGN - 0.2%
State of Israel, 4.625%, 2013                                                                 $   981,000          $      945,333
United Mexican States, 6.375%, 2013                                                             1,147,000               1,209,512
United Mexican States, 6.625%, 2015                                                                97,000                 104,760
United Mexican States, 5.625%, 2017                                                             1,014,000               1,022,112
United Mexican States, 6.75%, 2034                                                                667,000                 727,364
                                                                                                                   --------------
                                                                                                                   $    4,009,081
                                                                                                                   --------------
ENERGY - INDEPENDENT - 0.3%
Anadarko Petroleum Corp., 5.95%, 2016                                                         $   910,000          $      911,916
Nexen, Inc., 5.875%, 2035                                                                       1,200,000               1,125,683
Ocean Energy, Inc., 7.25%, 2011                                                                 2,246,000               2,409,760
XTO Energy, Inc., 5.65%, 2016                                                                   2,120,000               2,112,610
                                                                                                                   --------------
                                                                                                                   $    6,559,969
                                                                                                                   --------------
ENTERTAINMENT - 0.1%
Walt Disney Co., 5.625%, 2016                                                                 $ 1,388,000          $    1,418,036
                                                                                                                   --------------
FINANCIAL INSTITUTIONS - 0.6%
American Express Co., 5.5%, 2016                                                              $ 2,360,000          $    2,382,847
Capital One Financial Co., 6.15%, 2016                                                          1,540,000               1,562,007
CIT Group, Inc., 6.1% to 2017, FRN to 2067                                                        200,000                 192,781
Countrywide Financial Corp., 6.25%, 2016                                                        1,892,000               1,907,181
General Electric Capital Corp., 8.75%, 2007                                                       904,000                 907,818
General Electric Capital Corp., 5.45%, 2013                                                       179,000                 181,302
HSBC Finance Corp., 5.25%, 2011                                                                 1,510,000               1,509,453
ORIX Corp., 5.48%, 2011                                                                         2,290,000               2,299,213
Residential Capital LLC, 6.875%, 2015                                                           2,100,000               2,118,722
                                                                                                                   --------------
                                                                                                                   $   13,061,324
                                                                                                                   --------------
FOOD & BEVERAGES - 0.2%
Diageo Finance B.V., 5.5%, 2013                                                               $ 2,100,000          $    2,113,745
Miller Brewing Co., 5.5%, 2013 (n)                                                              2,985,000               2,982,758
                                                                                                                   --------------
                                                                                                                   $    5,096,503
                                                                                                                   --------------
FOOD & DRUG STORES - 0.1%
CVS Corp., 5.75%, 2011                                                                        $   830,000          $      845,291
CVS Corp., 6.125%, 2016                                                                         1,140,000               1,178,864
                                                                                                                   --------------
                                                                                                                   $    2,024,155
                                                                                                                   --------------
FOREST & PAPER PRODUCTS - 0.0%
MeadWestvaco Corp., 6.8%, 2032                                                                $   724,000          $      713,569
                                                                                                                   --------------
GAMING & LODGING - 0.1%
Marriott International, Inc., 6.2%, 2016                                                      $ 1,892,000          $    1,941,094
Wyndham Worldwide Corp., 6%, 2016  (n)                                                          1,146,000               1,145,897
                                                                                                                   --------------
                                                                                                                   $    3,086,991
                                                                                                                   --------------
INSURANCE - 0.4%
American International Group, Inc., 5.05%, 2015                                               $ 1,650,000          $    1,614,334
American International Group, Inc., 6.25%, 2037                                                   550,000                 535,326
Chubb Corp., 6.375% to 2017, FRN to 2067                                                        2,340,000               2,334,028
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                     2,555,000               2,541,906
MetLife, Inc., 6.5%, 2032                                                                         578,000                 618,612
MetLife, Inc., 6.4%, 2036                                                                       1,440,000               1,406,006
                                                                                                                   --------------
                                                                                                                   $    9,050,212
                                                                                                                   --------------
INSURANCE - PROPERTY & CASUALTY - 0.1%
Allstate Corp., 6.125%, 2032                                                                  $ 1,617,000          $    1,642,836
Fund American Cos., Inc., 5.875%, 2013                                                          1,110,000               1,110,321
                                                                                                                   --------------
                                                                                                                   $    2,753,157
                                                                                                                   --------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 0.2%
Hydro-Quebec, 6.3%, 2011                                                                      $ 2,256,000          $    2,366,930
Province of Ontario, 5%, 2011                                                                   2,280,000               2,291,984
                                                                                                                   --------------
                                                                                                                   $    4,658,914
                                                                                                                   --------------
MAJOR BANKS - 1.1%
Bank of America Corp., 5.3%, 2017                                                             $ 1,390,000          $    1,367,105
Bank of America Corp., 5.49%, 2019 (n)                                                          2,100,000               2,079,307
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (n)                                      1,476,000               1,598,176
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (n)                                          977,000                 995,255
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                        1,638,000               1,673,155
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)                                              135,000                 140,011
Pnc Funding Corp., 5.625%, 2017                                                                 1,180,000               1,188,468
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (n)                                          3,128,000               3,163,193
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)                             1,509,000               1,692,906
Wachovia Corp., 5.25%, 2014                                                                     3,339,000               3,300,067
Wells Fargo National Bank, 4.75%, 2015                                                          3,338,000               3,202,511
Wells Fargo National Bank, 5.75%, 2016                                                          2,550,000               2,617,277
                                                                                                                   --------------
                                                                                                                   $   23,017,431
                                                                                                                   --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.3%
Baxter International, Inc., 5.9%, 2016                                                        $ 1,622,000          $    1,673,872
Cardinal Health, Inc., 5.85%, 2017                                                              1,234,000               1,231,936
HCA, Inc., 8.75%, 2010                                                                            355,000                 372,306
Hospira, Inc., 5.55%, 2012                                                                        570,000                 570,225
Hospira, Inc., 6.05%, 2017                                                                      2,020,000               2,018,414
McKesson Corp., 5.7%, 2017                                                                      1,210,000               1,206,325
                                                                                                                   --------------
                                                                                                                   $    7,073,078
                                                                                                                   --------------
METALS & MINING - 0.1%
Vale Overseas Ltd., 6.25%, 2017                                                               $ 1,650,000          $    1,681,281
                                                                                                                   --------------
MORTGAGE BACKED - 14.1%
Fannie Mae, 4.01%, 2013                                                                       $   191,394          $      181,451
Fannie Mae, 4.518%, 2014                                                                        1,708,435               1,659,880
Fannie Mae, 4.63%, 2014                                                                           477,403                 464,903
Fannie Mae, 4.839%, 2014                                                                          928,163                 917,195
Fannie Mae, 4.88%, 2014                                                                           323,311                 318,721
Fannie Mae, 4.56%, 2015                                                                           316,186                 306,056
Fannie Mae, 4.7%, 2015                                                                            680,803                 664,480
Fannie Mae, 4.76%, 2015                                                                           354,855                 346,967
Fannie Mae, 4.78%, 2015                                                                           451,616                 442,412
Fannie Mae, 4.856%, 2015                                                                          322,727                 314,554
Fannie Mae, 4.925%, 2015                                                                        3,134,964               3,109,144
Fannie Mae, 5.034%, 2015                                                                          238,763                 238,250
Fannie Mae, 5.09%, 2016                                                                           460,000                 457,341
Fannie Mae, 5.5%, 2016 - 2037                                                                  93,799,015              93,130,626
Fannie Mae, 5.05%, 2017                                                                           460,000                 455,544
Fannie Mae, 6%, 2017 - 2037                                                                    42,275,234              42,768,503
Fannie Mae, 4.5%, 2018 - 2035                                                                  10,240,344               9,835,590
Fannie Mae, 5%, 2018 - 2035                                                                    34,148,412              33,307,072
Fannie Mae, 7.5%, 2030 - 2031                                                                     343,418                 359,410
Fannie Mae, 6.5%, 2031 - 2037                                                                  10,218,251              10,481,240
Freddie Mac, 6%, 2016 - 2037                                                                   17,049,488              17,259,694
Freddie Mac, 5%, 2017 - 2035                                                                   25,762,487              25,055,191
Freddie Mac, 4.5%, 2018 - 2035                                                                 10,567,494              10,207,797
Freddie Mac, 5.5%, 2019 - 2036                                                                 25,504,102              25,340,303
Freddie Mac, 6.5%, 2034                                                                         2,740,101               2,807,339
Ginnie Mae, 4.5%, 2033 - 2034                                                                   1,700,157               1,604,884
Ginnie Mae, 5%, 2033 - 2034                                                                     1,823,450               1,775,428
Ginnie Mae, 5.5%, 2033 - 2035                                                                   8,250,190               8,214,254
Ginnie Mae, 6%, 2033 - 2035                                                                     5,017,565               5,090,234
Ginnie Mae, 6.5%, 2035 - 2036                                                                     984,181               1,008,370
                                                                                                                   --------------
                                                                                                                   $  298,122,833
                                                                                                                   --------------
NATURAL GAS - PIPELINE - 0.3%
CenterPoint Energy Resources Corp., 7.875%, 2013                                              $ 1,285,000          $    1,432,064
Kinder Morgan Energy Partners LP, 6.75%, 2011                                                     740,000                 777,492
Kinder Morgan Energy Partners LP, 5.125%, 2014                                                    956,000                 924,569
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                      804,000                 875,702
Kinder Morgan Energy Partners LP, 7.75%, 2032                                                     590,000                 666,907
Spectra Energy Capital LLC, 8%, 2019                                                              987,000               1,127,787
                                                                                                                   --------------
                                                                                                                   $    5,804,521
                                                                                                                   --------------
NETWORK & TELECOM - 0.6%
AT&T, Inc., 6.15%, 2034                                                                       $ 1,619,000          $    1,593,426
BellSouth Corp., 6.55%, 2034                                                                    1,472,000               1,513,393
Deutsche Telekom B.V., 5.75%, 2016                                                              2,086,000               2,085,952
Telecom Italia Capital, 5.25%, 2013                                                               752,000                 729,096
Telefonica Emisiones S.A.U., 7.045%, 2036                                                       1,150,000               1,228,071
Telefonica Europe B.V., 7.75%, 2010                                                               750,000                 808,172
Verizon New York, Inc., 6.875%, 2012                                                            4,213,000               4,446,152
                                                                                                                   --------------
                                                                                                                   $   12,404,262
                                                                                                                   --------------
OIL SERVICES - 0.0%
Halliburton Co., 5.5%, 2010                                                                   $   793,000          $      801,563
                                                                                                                   --------------
OILS - 0.1%
Valero Energy Corp., 6.875%, 2012                                                             $ 1,193,000          $    1,270,421
                                                                                                                   --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 0.8%
Citigroup, Inc., 5%, 2014                                                                     $ 3,482,000          $    3,399,337
Credit Suisse (USA), Inc., 4.125%, 2010                                                         1,530,000               1,495,543
Credit Suisse (USA), Inc., 4.875%, 2010                                                         1,292,000               1,285,880
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)                               2,140,000               2,177,441
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)                                                 1,019,000                 999,730
UBS AG, 5.875%, 2016                                                                            1,610,000               1,676,533
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                      2,140,000               2,209,306
UFJ Finance Aruba AEC, 6.75%, 2013                                                              1,624,000               1,749,345
Woori Bank, 6.125% to 2011, FRN to 2016 (n)                                                     2,715,000               2,781,194
                                                                                                                   --------------
                                                                                                                   $   17,774,309
                                                                                                                   --------------
PHARMACEUTICALS - 0.1%
Allergan, Inc., 5.75%, 2016                                                                   $ 1,720,000          $    1,756,287
                                                                                                                   --------------
POLLUTION CONTROL - 0.1%
Waste Management, Inc., 7.375%, 2010                                                          $ 1,341,000          $    1,426,599
                                                                                                                   --------------
RAILROAD & SHIPPING - 0.1%
CSX Corp., 6.75%, 2011                                                                        $   450,000          $      470,034
CSX Corp., 7.9%, 2017                                                                           1,350,000               1,527,545
Union Pacific Corp., 6.125%, 2012                                                                 507,000                 521,910
                                                                                                                   --------------
                                                                                                                   $    2,519,489
                                                                                                                   --------------
REAL ESTATE - 0.5%
Boston Properties, Inc., REIT, 5%, 2015                                                       $   369,000          $      358,928
HRPT Properties Trust, REIT, 6.25%, 2016                                                        1,945,000               2,021,028
Kimco Realty Corp., REIT, 5.783%, 2016                                                          1,090,000               1,107,855
ProLogis, REIT, 5.75%, 2016                                                                     1,992,000               2,025,478
Simon Property Group LP, REIT, 5.1%, 2015                                                       1,070,000               1,043,350
Simon Property Group LP, REIT, 5.875%, 2017                                                     1,131,000               1,160,394
Vornado Realty Trust, REIT, 5.625%, 2007                                                        3,304,000               3,302,659
Vornado Realty Trust, REIT, 4.75%, 2010                                                           189,000                 184,710
                                                                                                                   --------------
                                                                                                                   $   11,204,402
                                                                                                                   --------------
RETAILERS - 0.3%
Federated Retail Holdings, Inc., 5.35%, 2012                                                  $   540,000          $      538,586
Home Depot, Inc., 5.4%, 2016                                                                    1,375,000               1,342,671
Limited Brands, Inc., 5.25%, 2014                                                               1,886,000               1,800,849
Wal-Mart Stores, Inc., 5.25%, 2035                                                              2,241,000               2,035,597
                                                                                                                   --------------
                                                                                                                   $    5,717,703
                                                                                                                   --------------
TELECOMMUNICATIONS - WIRELESS - 0.0%
Cingular Wireless LLC, 6.5%, 2011                                                             $   693,000          $      730,082
                                                                                                                   --------------
U.S. GOVERNMENT AGENCIES - 1.8%
Fannie Mae, 5.25%, 2007                                                                       $12,269,000          $   12,268,485
Fannie Mae, 6.625%, 2009 - 2010                                                                13,027,000              13,703,879
Fannie Mae, 6%, 2011                                                                            1,539,000               1,604,709
Federal Home Loan Bank, 3.9%, 2008                                                              1,240,000               1,227,031
Small Business Administration, 4.77%, 2024                                                        973,305                 956,045
Small Business Administration, 4.99%, 2024                                                      1,328,793               1,318,164
Small Business Administration, 5.18%, 2024                                                      1,576,962               1,581,273
Small Business Administration, 5.09%, 2025                                                      1,416,214               1,409,429
Small Business Administration, 5.11%, 2025                                                      2,869,464               2,858,940
Small Business Administration, 5.39%, 2025                                                      1,055,350               1,065,989
                                                                                                                   --------------
                                                                                                                   $   37,993,944
                                                                                                                   --------------
U.S. TREASURY OBLIGATIONS - 9.1%
U.S. Treasury Bonds, 8%, 2021                                                                 $   320,000          $      422,900
U.S. Treasury Bonds, 6%, 2026                                                                   2,999,000               3,389,572
U.S. Treasury Bonds, 6.75%, 2026                                                                4,289,000               5,255,029
U.S. Treasury Bonds, 5.375%, 2031                                                              21,514,000              22,935,946
U.S. Treasury Bonds, 4.5%, 2036                                                                 2,481,000               2,339,117
U.S. Treasury Notes, 5.5%, 2008                                                                 7,085,000               7,118,767
U.S. Treasury Notes, 5.625%, 2008                                                              25,512,000              25,720,280
U.S. Treasury Notes, 4.75%, 2008                                                               29,887,000              29,901,017
U.S. Treasury Notes, 3.125%, 2009                                                              17,250,000              16,757,426
U.S. Treasury Notes, 4.875%, 2009                                                              34,332,000              34,554,609
U.S. Treasury Notes, 6.5%, 2010                                                                10,736,000              11,291,674
U.S. Treasury Notes, 5.125%, 2011                                                               3,887,000               3,972,938
U.S. Treasury Notes, 4.375%, 2012                                                               1,778,000               1,766,818
U.S. Treasury Notes, 4%, 2012                                                                   1,910,000               1,859,863
U.S. Treasury Notes, 10.375%, 2012                                                              1,482,000               1,529,297
U.S. Treasury Notes, 3.875%, 2013                                                               2,121,000               2,048,670
U.S. Treasury Notes, 4.25%, 2013                                                                2,533,000               2,485,407
U.S. Treasury Notes, TIPS, 4.25%, 2010                                                          7,608,849               8,091,234
U.S. Treasury Notes, TIPS, 2%, 2014                                                             8,296,332               8,215,310
U.S. Treasury Notes, TIPS, 2.375%, 2017                                                         2,549,220               2,586,961
                                                                                                                   --------------
                                                                                                                   $  192,242,835
                                                                                                                   --------------
UTILITIES - ELECTRIC POWER - 1.0%
Dominion Resources, Inc., 5.15%, 2015                                                         $ 1,515,000          $    1,475,071
Exelon Generation Co. LLC, 6.95%, 2011                                                          1,902,000               1,993,830
FirstEnergy Corp., 6.45%, 2011                                                                  2,246,000               2,354,170
MidAmerican Energy Holdings Co., 3.5%, 2008                                                     1,030,000               1,010,723
MidAmerican Energy Holdings Co., 5.875%, 2012                                                     535,000                 550,797
MidAmerican Funding LLC, 6.927%, 2029                                                           2,762,000               3,093,432
Oncor Electric Delivery Co., 7%, 2022                                                           1,582,000               1,694,755
Pacific Gas & Electric Co., 4.8%, 2014                                                            425,000                 412,104
Pacific Gas & Electric Co., 5.8%, 2037                                                            630,000                 607,379
Progress Energy, Inc., 7.1%, 2011                                                               1,084,000               1,157,152
PSEG Power LLC, 6.95%, 2012                                                                       697,000                 744,396
PSEG Power LLC, 5.5%, 2015                                                                        911,000                 898,608
System Energy Resources, Inc., 5.129%, 2014 (n)                                                   821,619                 803,609
TXU Energy Co., 7%, 2013                                                                        1,575,000               1,636,803
Waterford 3 Funding Corp., 8.09%, 2017                                                          2,012,533               2,079,490
                                                                                                                   --------------
                                                                                                                   $   20,512,319
                                                                                                                   --------------
    TOTAL BONDS                                                                                                    $  827,630,221
                                                                                                                   --------------
COLLATERAL FOR SECURITIES LOANED - 4.3%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                               90,285,551          $   90,285,551
                                                                                                                   --------------
REPURCHASE AGREEMENTS - 1.3%
Merrill Lynch, 5.39%, dated 3/30/07, due 4/02/07, total to be received $27,608,395
(secured by various U.S. Treasury and Federal Agency obligations and Mortgage
Backed securities in a jointly traded account)                                                $27,596,000          $   27,596,000
                                                                                                                   --------------
    TOTAL INVESTMENTS(k)                                                                                           $2,185,168,343
                                                                                                                   --------------
OTHER ASSETS, LESS LIABILITIES - (3.6)%                                                                               (75,709,078)
                                                                                                                   --------------
    NET ASSETS - 100.0%                                                                                            $2,109,459,265
                                                                                                                   --------------

(a) Non-income producing security.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of March 31, 2007, the series held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $817,778,752 and 37.42% of market value. An independent pricing service provided an evaluated bid for 37.09% of the market value.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $27,290,966 representing 1.3% of net assets.
(w) When-issued security. At March 31, 2007, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                                     ACQUISITION       ACQUISITION          CURRENT         TOTAL % OF
RESTRICTED SECURITIES                                    DATE              COST          MARKET VALUE       NET ASSETS
----------------------------------------------------------------------------------------------------------------------
Bayview Financial Revolving Mortgage
Loan Trust, FRN, 6.12%, 2040                            3/01/06         $1,850,000        $1,849,990
CPS Auto Receivables Trust, 2.89%, 2009                 3/27/03             29,303            28,932
KKR Private Equity Investments LP, IEU                  5/03/06          1,895,250         1,838,393
Spirit Master Funding LLC, 5.05%, 2023                 10/04/05          1,647,032         1,590,453
----------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                               $5,307,768         0.3%
                                                                                          ============================

The following abbreviations are used in this report and are defined:
ADR      American Depository Receipt
FRN      Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IEU      International Equity Unit
REIT     Real Estate Investment Trust
TIPS     Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - TOTAL RETURN SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 03/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $1,961,775,884
                                                                ==============
Gross unrealized appreciation                                   $  254,308,266
Gross unrealized depreciation                                      (30,915,807)
                                                                --------------
      Net unrealized appreciation (depreciation)                $  223,392,459
                                                                ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At March 31, 2007, the value of securities loaned was $90,522,676. These loans were collateralized by cash of $90,285,551 and U.S. Treasury obligations of $2,504,387.

                        MFS(R)/SUN LIFE SERIES TRUST

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2007

                        Utilities Series

PORTFOLIO OF INVESTMENTS March 31, 2007 (Unaudited)

MFS/Sun Life Series Trust - Utilities Series

ISSUER                                                                                             SHARES/PAR           VALUE ($)
COMMON STOCKS - 94.5%

BROADCASTING - 3.1%
Citadel Broadcasting Corp.                                                                            181,600       $   1,727,016
Grupo Televisa S.A., ADR                                                                              157,200           4,684,560
News Corp., "A"                                                                                       192,800           4,457,536
R.H. Donnelley Corp.                                                                                   17,900           1,268,931
Viacom, Inc., "B" (a)                                                                                  72,750           2,990,753
                                                                                                                    -------------
                                                                                                                    $  15,128,796
                                                                                                                    -------------

CABLE TV - 3.2%
Cablevision Systems Corp., "A"                                                                         23,600       $     718,148
Comcast Corp., "Special A" (a)                                                                        168,950           4,303,157
Net Servicos de Comuicacao S.A., IPS (a)                                                              179,600           2,430,703
Time Warner Cable, Inc. (a)(l)                                                                        207,300           7,767,531
                                                                                                                    -------------
                                                                                                                    $  15,219,539
                                                                                                                    -------------

ENERGY - INDEPENDENT - 3.0%
Apache Corp.                                                                                           34,000       $   2,403,800
Devon Energy Corp.                                                                                     24,900           1,723,578
Occidental Petroleum Corp.                                                                             15,300             754,443
Talisman Energy, Inc.                                                                                 262,300           4,609,018
Ultra Petroleum Corp. (a)(l)                                                                           50,800           2,699,004
Venoco, Inc. (a)                                                                                      121,960           2,178,206
                                                                                                                    -------------
                                                                                                                    $  14,368,049
                                                                                                                    -------------

ENERGY - INTEGRATED - 0.9%
OAO Gazprom, ADR                                                                                       28,600       $   1,198,340
TOTAL S.A. (l)                                                                                         46,500           3,257,064
                                                                                                                    -------------
                                                                                                                    $   4,455,404
                                                                                                                    -------------

INTERNET - 0.0%
Iliad S.A                                                                                               2,300       $     237,430
                                                                                                                    -------------

NATURAL GAS - DISTRIBUTION - 5.8%
AGL Resources, Inc.                                                                                   112,060       $   4,787,203
Equitable Resources, Inc. (l)                                                                         251,900          12,171,808
Gaz de France (l)                                                                                      62,300           2,890,318
Questar Corp.                                                                                          38,700           3,452,427
Spectra Energy Corp. (l)                                                                              174,600           4,586,742
                                                                                                                    -------------
                                                                                                                    $  27,888,498
                                                                                                                    -------------

NATURAL GAS - PIPELINE - 6.0%
El Paso Corp. (l)                                                                                     248,000       $   3,588,560
Enagas S.A. (l)                                                                                       380,174           9,818,987
Williams Cos., Inc.                                                                                   543,617          15,471,340
                                                                                                                    -------------
                                                                                                                    $  28,878,887
                                                                                                                    -------------

OIL SERVICES - 3.0%
GlobalSantaFe Corp.                                                                                   128,900       $   7,950,552
Noble Corp.                                                                                            61,800           4,862,424
Schlumberger Ltd.                                                                                      22,300           1,540,930
                                                                                                                    -------------
                                                                                                                    $  14,353,906
                                                                                                                    -------------

TELECOMMUNICATIONS - WIRELESS - 7.3%
America Movil S.A. de C.V., "L", ADR                                                                  126,000       $   6,021,540
Cellcom Israel Ltd. (a)                                                                               358,320           6,535,757
Dobson Communications Corp. (a)                                                                       469,970           4,037,042
Hutchison Telecommunications
International Ltd.                                                                                    857,000           1,747,365
Leap Wireless International, Inc. (a)                                                                   7,400             488,252
Mobile TeleSystems OJSC, ADR                                                                            4,200             235,032
Rogers Communications, Inc., "B"                                                                      126,000           4,129,696
Tim Participacoes S.A., ADR                                                                           100,100           3,251,248
Turkcell Iletisim Hizmetleri A.S                                                                       92,800             473,333
Turkcell Iletisim Hizmetleri A.S., ADR (l)                                                            191,400           2,536,050
Vodafone Group PLC                                                                                  2,149,300           5,730,531
                                                                                                                    -------------
                                                                                                                    $  35,185,846
                                                                                                                    -------------

TELEPHONE SERVICES - 18.3%
ALLTEL Corp.                                                                                           26,700       $   1,655,400
American Tower Corp., "A" (a)(l)                                                                        6,100             237,595
AT&T, Inc.                                                                                            383,800          15,133,234
Citizens Communications Co.                                                                           112,900           1,687,855
Embarq Corp. (l)                                                                                      102,900           5,798,415
Fairpoint Communications, Inc. (l)                                                                     35,700             685,797
France Telecom S.A. (l)                                                                                70,720           1,867,139
Hellenic Telecommunications Organization S.A                                                           70,000           1,914,502
Neuf Cegetel (l)                                                                                       31,740           1,187,265
Orascom Telecom Holding (S.A.E), GDR                                                                   66,400           4,515,200
Pakistan Telecommunication Co. Ltd.                                                                   255,500             199,370
Qwest Communications International, Inc. (a)(l)                                                       952,800           8,565,672
Royal KPN N.V                                                                                          61,900             963,867
Singapore Telecommunications Ltd.                                                                   1,157,550           2,502,316
Telecom Argentina S.A., ADR (a)                                                                       102,000           2,176,680
Telecom Egypt                                                                                          20,300             284,200
Telefonica S.A. (l)                                                                                   305,500           6,731,672
Telekom Austria AG                                                                                    132,200           3,303,186
Telenor A.S.A                                                                                         363,800           6,463,300
TELUS Corp. (non-voting shares)                                                                       190,280           9,509,049
Verizon Communications, Inc.                                                                          190,000           7,204,800
Windstream Corp. (l)                                                                                  378,555           5,560,973
                                                                                                                    -------------
                                                                                                                    $  88,147,487
                                                                                                                    -------------

UTILITIES - ELECTRIC POWER - 43.9%
AES Corp. (a)(l)                                                                                      140,800       $   3,030,016
AES Tiete S.A., IPS                                                                               110,900,500           3,499,288
American Electric Power Co., Inc. (l)                                                                 251,600          12,265,500
CEZ AS                                                                                                149,200           6,694,179
CMS Energy Corp.                                                                                      512,300           9,118,937
Constellation Energy Group, Inc. (l)                                                                  150,600          13,094,670
Covanta Holding Corp. (a)                                                                             133,790           2,967,462
Dominion Resources, Inc. (l)                                                                           67,500           5,991,975
DPL, Inc. (l)                                                                                         198,100           6,158,929
DTE Energy Co.                                                                                         39,800           1,906,420
Dynegy Holdings, Inc. (a)                                                                             346,898           3,212,275
E.ON AG (l)                                                                                            91,100          12,382,508
Edison International (l)                                                                              188,200           9,246,266
Eletropaulo Metropolitana S.A., IPS (a)                                                            94,080,000           4,384,311
Enersis S.A., ADR                                                                                     293,100           4,774,599
Entergy Corp.                                                                                          29,400           3,084,648
Entergy Corp.                                                                                         200,360          13,021,396
Exelon Corp. (l)                                                                                       53,400           3,669,114
FirstEnergy Corp. (l)                                                                                  64,900           4,298,976
FPL Group, Inc. (l)                                                                                   168,600          10,313,262
Iberdrola S.A. (l)                                                                                    110,500           5,222,406
International Power PLC                                                                               593,900           4,633,562
Mirant Corp. (a)                                                                                      243,700           9,860,102
NRG Energy, Inc. (a)(l)                                                                               314,400          22,649,376
Pepco Holdings, Inc. (l)                                                                               83,800           2,431,876
Portland General Electric Co. (l)                                                                       6,700             195,640
Public Service Enterprise Group, Inc. (l)                                                             163,300       $  13,560,432
RAO Unified Energy System of Russia                                                                    10,100           1,376,125
Red Electrica de Espana (l)                                                                           152,200           7,168,824
RWE AG (l)                                                                                             69,000           7,297,048
Scottish Power PLC (l)                                                                                107,400           1,690,646
TXU Corp.                                                                                               7,400             474,340
Veolia Environment (l)                                                                                 26,960           2,003,968
                                                                                                                    -------------
                                                                                                                    $ 211,679,076
                                                                                                                    -------------
  TOTAL COMMON STOCKS                                                                                               $ 455,542,918
                                                                                                                    -------------

BONDS - 1.1%

ASSET BACKED & SECURITIZED - 0.0%
Falcon Franchise Loan LLC, FRN, 3.141%, 2023 (i)(n)                                              $    862,412       $      92,088
                                                                                                                    -------------

TELEPHONE SERVICES - 0.4%
Embarq Corp., 7.082%, 2016                                                                       $  1,620,000       $   1,651,663
                                                                                                                    -------------

UTILITIES - ELECTRIC POWER - 0.7%
Beaver Valley Funding Corp., 9%, 2017                                                            $    771,000       $     877,013
Mirant North American LLC, 7.375%, 2013                                                             1,000,000           1,025,000
TXU Eastern Funding Co., 6.75%, 2009 (d)                                                              191,000              11,460
TXU Energy Co., 7%, 2013                                                                            1,545,000           1,605,626
                                                                                                                    -------------
                                                                                                                    $   3,519,099
                                                                                                                    -------------
  TOTAL BONDS                                                                                                       $   5,262,850
                                                                                                                    -------------

CONVERTIBLE PREFERRED STOCKS - 2.5%

NATURAL GAS - PIPELINE - 0.5%
El Paso Corp., 4.99% (n)                                                                                2,020       $   2,561,108
                                                                                                                    -------------

UTILITIES - ELECTRIC POWER - 2.0%
NRG Energy, Inc., 5.75%                                                                                23,000       $   7,476,150
PNM Resources, Inc., 6.75%                                                                             40,000           2,159,200
                                                                                                                    -------------
                                                                                                                    $   9,635,350
                                                                                                                    -------------
  TOTAL CONVERTIBLE PREFERRED STOCKS                                                                                $  12,196,458
                                                                                                                    -------------

CONVERTIBLE BONDS - 0.2%

OIL SERVICES - 0.1%
Transocean, Inc., 1.5%, 2021                                                                     $    570,000       $     666,900
                                                                                                                    -------------

UTILITIES - ELECTRIC POWER - 0.1%
Covanta Holding Corp., 1%, 2027 $                                                                $    361,000       $     354,683
                                                                                                                    -------------
  TOTAL CONVERTIBLE BONDS                                                                                           $   1,021,583
                                                                                                                    -------------

SHORT-TERM OBLIGATIONS - 1.1%
New Center Asset Trust, 5.39%, due 4/02/07 (y)                                                   $  5,153,000       $   5,152,228
                                                                                                                    -------------

COLLATERAL FOR SECURITIES LOANED - 21.4%
Navigator Securities Lending Prime
Portfolio, at Net Asset Value                                                                     103,104,992       $ 103,104,992
                                                                                                                    -------------
  TOTAL INVESTMENTS(k)                                                                                              $ 582,281,029
                                                                                                                    -------------

OTHER ASSETS, LESS LIABILITIES - (20.8)%                                                                             (100,276,962)
                                                                                                                    -------------

  NET ASSETS - 100.0%                                                                                               $ 482,004,067
                                                                                                                    -------------

(a) Non-income producing security.
(d) Non-income producing security - in default.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of March 31, 2007, the series held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $8,753,453 and 1.50% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,653,196 representing 0.6% of net assets.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR       American Depository Receipt
FRN       Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
GDR       Global Depository Receipt
IPS       International Preference Stock

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR       Euro
GBP       British Pound

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - UTILITIES SERIES
SUPPLEMENTAL INFORMATION (UNAUDITED) 03/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $490,844,971
                                                                   ============
Gross unrealized appreciation                                      $ 94,344,448
Gross unrealized depreciation                                        (2,908,390)
                                                                   ------------
      Net unrealized appreciation (depreciation)                   $ 91,436,058
                                                                   ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At March 31, 2007, the value of securities loaned was $100,860,019. These loans were collateralized by cash of $103,104,992 and U.S. Treasury obligations of $1,552,558.

(3) FINANCIAL INSTRUMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 03/31/2007

Appreciation and Depreciation in the table below are reported by currency.

                                                                                                           NET UNREALIZED
                           CONTRACTS TO            SETTLEMENT                               CONTRACTS       APPRECIATION
CURRENCY          TYPE    DELIVER/RECEIVE          DATE RANGE           IN EXCHANGE FOR     AT VALUE        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------

APPRECIATION
EUR               Buy             845,602    04/23/2007 - 06/20/2007       1,127,248         1,131,014       $   3,766
GBP               Buy             518,122          04/23/2007              1,005,716         1,019,460          13,744
GBP               Sell             70,434          04/23/2007                138,658           138,586              72
                                                                                                             ---------
                                                                                                             $  17,582
                                                                                                             =========

DEPRECIATION
EUR               Buy             824,843    06/18/2007 - 06/20/2007       1,105,838         1,105,015       $    (823)
EUR               Sell         28,186,932    05/23/2007 - 06/20/2007      37,635,941        37,760,674        (124,733)
GBP               Buy              92,052          04/23/2007                181,310           181,122            (188)
GBP               Sell          3,633,855          04/23/2007              7,103,689         7,149,993         (46,304)
                                                                                                             ---------
                                                                                                             $(172,048)
                                                                                                             =========

At March 31, 2007, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $5,195 with Goldman Sachs & Co.

At March 31, 2007, the series had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2007, are as follows:

--------------------------------
United States              64.7%
--------------------------------
Spain                       6.0%
--------------------------------
Germany                     4.1%
--------------------------------
Canada                      3.8%
--------------------------------
Brazil                      2.8%
--------------------------------
United Kingdom              2.5%
--------------------------------
France                      2.4%
--------------------------------
Mexico                      2.2%
--------------------------------
Czech Republic              1.4%
--------------------------------
Other Countries            10.1%
--------------------------------

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

                        MFS(R)/SUN LIFE SERIES TRUST

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2007



                        Global Growth Series

PORTFOLIO OF INVESTMENTS March 31, 2007 (Unaudited)
MFS/Sun Life Series Trust - Global Growth Series
ISSUER                                                                                         SHARES/PAR            VALUE ($)
COMMON STOCKS - 99.8%
AEROSPACE - 1.0%
United Technologies Corp.                                                                          23,600          $  1,534,000
                                                                                                                   ------------
ALCOHOLIC BEVERAGES - 1.8%
Companhia de Bebidas das Americas, ADR                                                             29,260          $  1,608,127
Pernod Ricard S.A. (l)                                                                              5,363             1,087,338
                                                                                                                   ------------
                                                                                                                   $  2,695,465
                                                                                                                   ------------
APPAREL MANUFACTURERS - 3.8%
Li & Fung Ltd.                                                                                    405,800          $  1,281,018
LVMH Moet Hennessy Louis Vuitton S.A. (l)                                                          29,030             3,219,693
NIKE, Inc., "B"                                                                                    12,220             1,298,497
                                                                                                                   ------------
                                                                                                                   $  5,799,208
                                                                                                                   ------------
AUTOMOTIVE - 2.1%
Continental AG                                                                                     11,555          $  1,493,116
Toyota Industries Corp. (l)                                                                        38,100             1,792,799
                                                                                                                   ------------
                                                                                                                   $  3,285,915
                                                                                                                   ------------
BIOTECHNOLOGY - 1.7%
Amgen, Inc. (a)                                                                                    24,480          $  1,367,942
Genzyme Corp. (a)                                                                                  10,160               609,803
Millipore Corp. (a)                                                                                 8,750               634,113
                                                                                                                   ------------
                                                                                                                   $  2,611,858
                                                                                                                   ------------
BROADCASTING - 4.6%
Fuji Television Network, Inc.                                                                         343          $    794,932
Grupo Televisa S.A., ADR                                                                           42,240             1,258,752
Societe Television Francaise 1                                                                     34,625             1,158,774
Walt Disney Co.                                                                                    42,950             1,478,769
WPP Group PLC                                                                                     159,100             2,410,568
                                                                                                                   ------------
                                                                                                                   $  7,101,795
                                                                                                                   ------------
BROKERAGE & ASSET MANAGERS - 5.8%
Daiwa Securities Group, Inc. (l)                                                                   87,000          $  1,040,637
Franklin Resources, Inc.                                                                           12,170             1,470,501
Goldman Sachs Group, Inc.                                                                           7,130             1,473,272
Julius Baer Holding Ltd.                                                                           12,750             1,739,590
Mellon Financial Corp.                                                                             34,120             1,471,937
Morgan Stanley                                                                                     20,580             1,620,881
                                                                                                                   ------------
                                                                                                                   $  8,816,818
                                                                                                                   ------------
BUSINESS SERVICES - 2.2%
Amdocs Ltd. (a)                                                                                    24,480          $    893,030
Capita Group PLC                                                                                   60,380               810,876
First Data Corp.                                                                                   43,610             1,173,109
Global Payments, Inc.                                                                              14,390               490,123
                                                                                                                   ------------
                                                                                                                   $  3,367,138
                                                                                                                   ------------
CHEMICALS - 3.0%
3M Co.                                                                                             17,360          $  1,326,825
Bayer AG (l)                                                                                       13,620               870,154
Monsanto Co.                                                                                       22,970             1,262,431
Wacker Chemie AG (l)                                                                                6,400             1,111,095
                                                                                                                   ------------
                                                                                                                   $  4,570,505
                                                                                                                   ------------
COMPUTER SOFTWARE - 1.9%
Adobe Systems, Inc. (a)                                                                            17,930          $    747,681
Oracle Corp. (a)                                                                                   70,810             1,283,785
SAP AG (l)                                                                                         19,610               873,900
                                                                                                                   ------------
                                                                                                                   $  2,905,366
                                                                                                                   ------------
COMPUTER SOFTWARE - SYSTEMS - 1.4%
Fujitsu Ltd.                                                                                      111,000          $    734,476
HCL Technologies Ltd.                                                                             200,960             1,347,285
                                                                                                                   ------------
                                                                                                                   $  2,081,761
                                                                                                                   ------------
CONGLOMERATES - 1.3%
Siemens AG                                                                                         10,800          $  1,154,118
Smiths Group PLC                                                                                   44,110               892,254
                                                                                                                   ------------
                                                                                                                   $  2,046,372
                                                                                                                   ------------
CONSUMER GOODS & SERVICES - 8.8%
Alberto-Culver Co.                                                                                 50,280          $  1,150,406
Avon Products, Inc.                                                                                28,340             1,055,948
eBay, Inc. (a)                                                                                     37,630             1,247,435
Estee Lauder Cos., Inc., "A" (l)                                                                   23,850             1,165,073
Kao Corp. (l)                                                                                      44,000             1,284,768
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                        323,170             1,456,862
L'Oreal S.A. (l)                                                                                   10,130             1,105,653
Monster Worldwide, Inc. (a)                                                                        15,530               735,656
Procter & Gamble Co.                                                                               33,210             2,097,544
Reckitt Benckiser PLC                                                                              41,780             2,175,288
                                                                                                                   ------------
                                                                                                                   $ 13,474,633
                                                                                                                   ------------
ELECTRICAL EQUIPMENT - 1.6%
OMRON Corp.                                                                                        33,500          $    901,524
Schneider Electric S.A. (l)                                                                        12,093             1,534,697
                                                                                                                   ------------
                                                                                                                   $  2,436,221
                                                                                                                   ------------
ELECTRONICS - 8.7%
Applied Materials, Inc. (l)                                                                        52,530          $    962,350
ASML Holding N.V. (a)                                                                              28,730               709,415
Canon, Inc.                                                                                        23,300             1,252,082
Hirose Electric Co., Ltd. (l)                                                                      18,200             2,178,198
Intel Corp.                                                                                        90,300             1,727,439
Marvell Technology Group Ltd. (a)                                                                  45,320               761,829
Nippon Electric Glass Co. Ltd.                                                                     52,500               912,115
Royal Philips Electronics N.V. (l)                                                                 54,480             2,080,075
Samsung Electronics Co. Ltd.                                                                        2,044             1,221,724
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                  134,363             1,444,402
                                                                                                                   ------------
                                                                                                                   $ 13,249,629
                                                                                                                   ------------
ENERGY - INDEPENDENT - 1.4%
CNOOC Ltd.                                                                                      1,565,000          $  1,371,902
Talisman Energy, Inc.                                                                              43,800               769,634
                                                                                                                   ------------
                                                                                                                   $  2,141,536
                                                                                                                   ------------
ENERGY - INTEGRATED - 3.0%
Petroleo Brasileiro S.A., ADR                                                                      14,170          $  1,410,057
TOTAL S.A. (l)                                                                                     45,050             3,155,499
                                                                                                                   ------------
                                                                                                                   $  4,565,556
                                                                                                                   ------------
FOOD & BEVERAGES - 2.2%
Nestle S.A                                                                                          5,782          $  2,251,754
PepsiCo, Inc.                                                                                      18,440             1,172,046
                                                                                                                   ------------
                                                                                                                   $  3,423,800
                                                                                                                   ------------
FOOD & DRUG STORES - 1.5%
Tesco PLC                                                                                         271,889          $  2,376,718
                                                                                                                   ------------
FOREST & PAPER PRODUCTS - 0.7%
Aracruz Celulose S.A., ADR (l)                                                                     20,620          $  1,081,931
                                                                                                                   ------------
GAMING & LODGING - 0.5%
International Game Technology                                                                      17,390          $    702,208
                                                                                                                   ------------
INSURANCE - 1.4%
Aflac, Inc.                                                                                        29,220          $  1,375,093
Genworth Financial, Inc., "A"                                                                      22,000               768,680
                                                                                                                   ------------
                                                                                                                   $  2,143,773
                                                                                                                   ------------
MACHINERY & TOOLS - 0.5%
Fanuc Ltd.                                                                                          8,500          $    785,588
                                                                                                                   ------------
MAJOR BANKS - 4.2%
Chiba Bank Ltd. (l)                                                                               102,000          $    893,137
Erste Bank der Oesterreichischen Sparkassen AG                                                     17,640             1,373,393
Standard Chartered PLC                                                                             48,630             1,400,889
State Street Corp.                                                                                 14,910               965,423
UniCredito Italiano S.p.A                                                                         181,320             1,725,275
                                                                                                                   ------------
                                                                                                                   $  6,358,117
                                                                                                                   ------------
MEDICAL EQUIPMENT - 3.3%
Advanced Medical Optics, Inc. (a)                                                                  15,020          $    558,744
Boston Scientific Corp. (a)                                                                        65,440               951,498
Medtronic, Inc.                                                                                    26,170             1,283,900
ResMed, Inc. (a)(l)                                                                                16,980               855,283
Straumann Holding AG (l)                                                                            2,450               702,621
Synthes, Inc.                                                                                       5,640               696,182
                                                                                                                   ------------
                                                                                                                   $  5,048,228
                                                                                                                   ------------
METALS & MINING - 2.8%
BHP Billiton Ltd.                                                                                 109,880          $  2,663,266
Companhia Vale do Rio Doce, ADR                                                                    42,800             1,583,172
                                                                                                                   ------------
                                                                                                                   $  4,246,438
                                                                                                                   ------------
NETWORK & TELECOM - 1.4%
Cisco Systems, Inc. (a)                                                                            55,230          $  1,410,022
NICE Systems Ltd., ADR (a)                                                                         22,860               777,697
                                                                                                                   ------------
                                                                                                                   $  2,187,719
                                                                                                                   ------------
OIL SERVICES - 1.7%
Dresser-Rand Group, Inc. (a)                                                                       34,030          $  1,036,554
Schlumberger Ltd.                                                                                  22,310             1,541,621
                                                                                                                   ------------
                                                                                                                   $  2,578,175
                                                                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 8.2%
ABSA Group Ltd.                                                                                    74,480          $  1,427,540
Aeon Credit Service Co. Ltd.                                                                       81,500             1,370,384
American Express Co.                                                                               30,910             1,743,324
Bank of Cyprus Public Co. Ltd.                                                                     57,980               879,598
HSBC Holdings PLC                                                                                 268,190             4,694,043
UBS AG                                                                                             41,258             2,451,306
                                                                                                                   ------------
                                                                                                                   $ 12,566,195
                                                                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS - 0.7%
EMC Corp. (a)                                                                                      80,330          $  1,112,571
                                                                                                                   ------------
PHARMACEUTICALS - 6.3%
Eli Lilly & Co.                                                                                    18,960          $  1,018,342
GlaxoSmithKline PLC                                                                                54,060             1,486,042
Hisamitsu Pharmaceutical Co., Inc.                                                                 25,800               758,276
Johnson & Johnson                                                                                  30,770             1,854,200
Roche Holding AG                                                                                   16,220             2,869,733
Teva Pharmaceutical Industries Ltd.,
ADR                                                                                                43,980             1,646,171
                                                                                                                   ------------
                                                                                                                   $  9,632,764
                                                                                                                   ------------
SPECIALTY CHEMICALS - 2.9%
L'Air Liquide S.A., Bearer Shares (l)                                                               6,037          $  1,471,336
Linde AG                                                                                           14,660             1,578,942
Praxair, Inc.                                                                                      22,270             1,402,119
                                                                                                                   ------------
                                                                                                                   $  4,452,397
                                                                                                                   ------------
SPECIALTY STORES - 2.0%
Lowe's Cos., Inc.                                                                                  37,650          $  1,185,599
PetSmart, Inc. (l)                                                                                 24,310               801,258
Staples, Inc.                                                                                      40,780             1,053,755
                                                                                                                   ------------
                                                                                                                   $  3,040,612
                                                                                                                   ------------
TELECOMMUNICATIONS - WIRELESS - 0.9%
China Mobile Ltd.                                                                                 157,000          $  1,412,438
                                                                                                                   ------------
TELEPHONE SERVICES - 2.8%
Orascom Telecom Holding (S.A.E)                                                                    24,150          $  1,674,654
Telenor A.S.A                                                                                      75,690             1,344,715
TELUS Corp.                                                                                        26,040             1,330,231
                                                                                                                   ------------
                                                                                                                   $  4,349,600
                                                                                                                   ------------
TRUCKING - 0.6%
FedEx Corp.                                                                                         7,960          $    855,143
                                                                                                                   ------------
UTILITIES - ELECTRIC POWER - 1.1%
CEZ AS                                                                                             37,130          $  1,665,917
                                                                                                                   ------------
    TOTAL COMMON STOCKS                                                                                            $152,704,108
                                                                                                                   ------------
SHORT-TERM OBLIGATIONS - 0.1
General Electric Capital Corp., 5.37%, due 4/02/07 (y)                                        $   179,000          $    178,973
                                                                                                                   ------------
COLLATERAL FOR SECURITIES LOANED - 17.6%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                               26,970,658          $ 26,970,658
                                                                                                                   ------------
    TOTAL INVESTMENTS                                                                                              $179,853,739
                                                                                                                   ------------
OTHER ASSETS, LESS LIABILITIES - (17.5)%                                                                            (26,784,939)
                                                                                                                   ------------
    NET ASSETS - 100.0%                                                                                            $153,068,800
                                                                                                                   ------------

(a)   Non-income producing security.
(l)   All or a portion of this security is on loan.
(y)   The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR         American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - GLOBAL GROWTH SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 03/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $157,815,483
                                                                   ============
Gross unrealized appreciation                                      $ 25,378,833
Gross unrealized depreciation                                        (3,340,577)
                                                                   ------------
      Net unrealized appreciation (depreciation)                   $ 22,038,256
                                                                   ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2007, are as follows:

---------------------------------
United States               35.7%
---------------------------------
United Kingdom              10.6%
---------------------------------
Japan                        9.6%
---------------------------------
France                       8.3%
---------------------------------
Switzerland                  7.0%
---------------------------------
Germany                      4.6%
---------------------------------
Brazil                       3.7%
---------------------------------
Netherlands                  1.8%
---------------------------------
Mexico                       1.8%
---------------------------------
Other Countries             16.9%
---------------------------------

                        MFS(R)/SUN LIFE SERIES TRUST

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2007

                        Mid Cap Growth Series

PORTFOLIO OF INVESTMENTS 3/31/07 (Unaudited)

MFS/Sun Life Series Trust - Mid Cap Growth Series

ISSUER                                                                                             SHARES/PAR           VALUE ($)

COMMON STOCKS - 99.5%

AEROSPACE - 0.4%
Precision Castparts Corp.                                                                               3,670       $     381,864
                                                                                                                    -------------

AIRLINES - 2.4%
AMR Corp. (a)(l)                                                                                       42,430       $   1,291,993
Continental Airlines, Inc. (a)                                                                          6,660             242,357
UAL Corp. (a)(l)                                                                                       15,640             596,979
                                                                                                                    -------------
                                                                                                                    $   2,131,329
                                                                                                                    -------------
APPAREL MANUFACTURERS - 4.0%
Coach, Inc. (a)                                                                                        28,270       $   1,414,914
Phillips-Van Heusen Corp.                                                                              35,080           2,062,704
                                                                                                                    -------------
                                                                                                                    $   3,477,618
                                                                                                                    -------------
AUTOMOTIVE - 1.0%
Goodyear Tire & Rubber Co. (a)                                                                         27,190       $     848,056
                                                                                                                    -------------

BIOTECHNOLOGY - 1.8%
Genzyme Corp. (a)                                                                                       9,070       $     544,381
Millipore Corp. (a)                                                                                    13,810           1,000,811
                                                                                                                    -------------
                                                                                                                    $   1,545,192
                                                                                                                    -------------
BROKERAGE & ASSET MANAGERS - 2.3%
Affiliated Managers Group, Inc. (a)(l)                                                                  1,570       $     170,110
Chicago Mercantile Exchange
Holdings, Inc., "A" (l)                                                                                 2,270           1,208,684
Investment Technology Group, Inc. (a)                                                                   5,570             218,344
Legg Mason, Inc.                                                                                        4,880             459,745
                                                                                                                    -------------
                                                                                                                    $   2,056,883
                                                                                                                    -------------
BUSINESS SERVICES - 5.3%
Amdocs Ltd. (a)                                                                                        41,100       $   1,499,328
CheckFree Corp. (a)(l)                                                                                  4,180             155,036
Cognizant Technology Solutions
Corp., "A" (a)                                                                                         22,060           1,947,236
Corporate Executive Board Co.                                                                          12,610             957,856
Fidelity National Information Services,
Inc.                                                                                                    1,220              55,461
                                                                                                                    -------------
                                                                                                                    $   4,614,917
                                                                                                                    -------------
CABLE TV - 0.5%
EchoStar Communications Corp.,
"A" (a)                                                                                                 9,550       $     414,757
                                                                                                                    -------------

CHEMICALS - 0.5%
Celanese Corp.                                                                                         15,070       $     464,759
                                                                                                                    -------------

COMPUTER SOFTWARE - 3.3%
Akamai Technologies, Inc. (a)                                                                           1,000       $      49,920
Compuware Corp. (a)                                                                                    34,660             328,923
McAfee, Inc. (a)                                                                                       52,280           1,520,302
Synopsys, Inc. (a)                                                                                      9,590             251,546
TIBCO Software, Inc. (a)                                                                               85,760             730,675
                                                                                                                    -------------
                                                                                                                    $   2,881,366
                                                                                                                    -------------
CONSTRUCTION - 4.2%
D.R. Horton, Inc. (l)                                                                                  22,000       $     484,000
Masco Corp.                                                                                            21,160             579,784
NVR, Inc. (a)(l)                                                                                        2,310           1,536,150
Sherwin-Williams Co.                                                                                   16,570           1,094,283
                                                                                                                    -------------
                                                                                                                    $   3,694,217
                                                                                                                    -------------
CONSUMER GOODS & SERVICES - 6.8%
Avon Products, Inc.                                                                                    26,240       $     977,702
Estee Lauder Cos., Inc., "A" (l)                                                                       34,570           1,688,745
ITT Educational Services, Inc. (a)                                                                     20,700           1,686,843
Monster Worldwide, Inc. (a)                                                                            31,410           1,487,892
Priceline.com, Inc. (a)                                                                                 1,870              99,019
                                                                                                                    -------------
                                                                                                                    $   5,940,201
                                                                                                                    -------------
ELECTRICAL EQUIPMENT - 3.2%
Rockwell Automation, Inc.                                                                              31,420       $   1,881,115
W.W. Grainger, Inc.                                                                                    11,970             924,563
                                                                                                                    -------------
                                                                                                                    $   2,805,678
                                                                                                                    -------------
ELECTRONICS - 4.8%
FormFactor, Inc. (a)                                                                                    1,590       $      71,153
Intersil Corp., "A"                                                                                    10,760             285,032
KLA-Tencor Corp. (l)                                                                                   11,940             636,641
MEMC Electronic Materials, Inc. (a)                                                                     2,620             158,720
Novellus Systems, Inc. (a)                                                                             20,720             663,454
ON Semiconductor Corp. (a)(l)                                                                          86,110             768,101
Tessera Technologies, Inc. (a)                                                                          8,390             333,419
Varian Semiconductor Equipment
Associates, Inc. (a)(l)                                                                                23,740           1,267,241
                                                                                                                    -------------
                                                                                                                    $   4,183,761
                                                                                                                    -------------
ENERGY - INTEGRATED - 2.2%
Hess Corp.                                                                                             34,430       $   1,909,832
                                                                                                                    -------------

FOOD & BEVERAGES - 0.7%
Pepsi Bottling Group, Inc.                                                                             18,890       $     602,402
                                                                                                                    -------------

FOOD & DRUG STORES - 2.2%
Kroger Co.                                                                                             68,120       $   1,924,390
                                                                                                                    -------------

GAMING & LODGING - 4.7%
International Game Technology                                                                          48,260       $   1,948,739
Penn National Gaming, Inc. (a)                                                                         36,520           1,549,178
Royal Caribbean Cruises Ltd.                                                                           14,060             592,770
                                                                                                                    -------------
                                                                                                                    $   4,090,687
                                                                                                                    -------------
HEALTH MAINTENANCE ORGANIZATIONS - 4.2%
AMERIGROUP Corp. (a)                                                                                   33,680       $   1,023,872
Humana, Inc. (a)                                                                                       30,710           1,781,794
WellCare Health Plans, Inc. (a)                                                                        10,860             925,815
                                                                                                                    -------------
                                                                                                                    $   3,731,481
                                                                                                                    -------------
INSURANCE - 3.3%
Ace Ltd.                                                                                               16,170       $     922,660
Genworth Financial, Inc., "A"                                                                          40,510           1,415,419
MGIC Investment Corp. (l)                                                                               5,560             327,595
W.R. Berkley Corp.                                                                                      2,200              72,864
XL Capital Ltd., "A"                                                                                    2,040             142,718
                                                                                                                    -------------
                                                                                                                    $   2,881,256
                                                                                                                    -------------
INTERNET - 1.0%
RealNetworks, Inc. (a)                                                                                107,980       $     847,643
                                                                                                                    -------------

LEISURE & TOYS - 0.3%
Marvel Entertainment, Inc. (a)(l)                                                                       1,650       $      45,788
THQ, Inc. (a)                                                                                           5,640             192,832
                                                                                                                    -------------
                                                                                                                    $     238,620
                                                                                                                    -------------
MACHINERY & TOOLS - 4.3%
Cummins, Inc.                                                                                          12,950       $   1,874,124
Eaton Corp.                                                                                            11,850             990,186
Parker Hannifin Corp.                                                                                   3,530             304,674
Timken Co.                                                                                             14,510             439,798
United Rentals, Inc. (a)                                                                                7,430             204,325
                                                                                                                    -------------
                                                                                                                    $   3,813,107
                                                                                                                    -------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.1%
Emdeon Corp. (a)(l)                                                                                    47,930       $     725,181
VCA Antech, Inc. (a)                                                                                    7,830             284,307
                                                                                                                    -------------
                                                                                                                    $   1,009,488
                                                                                                                    -------------
MEDICAL EQUIPMENT - 7.2%
Advanced Medical Optics, Inc. (a)                                                                      27,300       $   1,015,560
Cooper Cos., Inc. (l)                                                                                  12,290             597,540
Cytyc Corp. (a)                                                                                        44,170           1,511,056
DENTSPLY International, Inc.                                                                           26,550             869,513
Immucor, Inc. (a)                                                                                      11,100             326,673
Mentor Corp. (l)                                                                                        6,120             281,520
Waters Corp. (a)                                                                                       29,560           1,714,480
                                                                                                                    -------------
                                                                                                                    $   6,316,342
                                                                                                                    -------------
METALS & MINING - 0.2%
Cleveland-Cliffs, Inc. (l)                                                                              3,400       $     217,634
                                                                                                                    -------------

NATURAL GAS - PIPELINE - 2.8%
Williams Cos., Inc.                                                                                    86,770       $   2,469,474
                                                                                                                    -------------

NETWORK & TELECOM - 0.2%
InterDigital Communications Corp. (a)                                                                   6,330       $     200,471
                                                                                                                    -------------

OIL SERVICES - 2.9%
Cameron International Corp. (a)                                                                        20,370       $   1,279,032
GlobalSantaFe Corp.                                                                                    11,750             724,740
Noble Corp.                                                                                               530              41,700
Smith International, Inc. (l)                                                                           9,650             463,683
                                                                                                                    -------------
                                                                                                                    $   2,509,155
                                                                                                                    -------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 2.5%
Bank of Hawaii Corp.                                                                                    1,070       $      56,742
CapitalSource, Inc., REIT                                                                              11,740             295,026
Commerce Bancorp, Inc.                                                                                  2,570              85,787
First Marblehead Corp.                                                                                 31,399           1,409,501
Northern Trust Corp.                                                                                    2,010             120,881
SLM Corp.                                                                                               6,350             259,715
                                                                                                                    -------------
                                                                                                                    $   2,227,652
                                                                                                                    -------------
PERSONAL COMPUTERS & PERIPHERALS - 2.2%
Lexmark International, Inc., "A" (a)                                                                   22,290       $   1,303,073
Network Appliance, Inc. (a)                                                                            16,250             593,450
                                                                                                                    -------------
                                                                                                                    $   1,896,523
                                                                                                                    -------------
PHARMACEUTICALS - 2.6%
Allergan, Inc.                                                                                          2,840       $     314,729
Endo Pharmaceuticals Holdings, Inc. (a)                                                                51,900           1,525,860
Medicis Pharmaceutical Corp., "A"                                                                       7,550             232,691
Warner Chilcott Ltd., "A" (a)                                                                          11,420             169,130
                                                                                                                    -------------
                                                                                                                    $   2,242,410
                                                                                                                    -------------
REAL ESTATE - 0.1%
Corrections Corp. of America (a)(l)                                                                     2,530       $     133,609
                                                                                                                    -------------

RESTAURANTS - 2.9%
Brinker International, Inc.                                                                             8,990       $     293,973
Jack in the Box, Inc. (a)                                                                               5,870             405,793
YUM! Brands, Inc.                                                                                      32,740           1,891,062
                                                                                                                    -------------
                                                                                                                    $   2,590,828
                                                                                                                    -------------
SPECIALTY CHEMICALS - 1.2%
Praxair, Inc.                                                                                          17,240       $   1,085,430
                                                                                                                    -------------

SPECIALTY STORES - 4.8%
Advance Auto Parts, Inc.                                                                                2,140       $      82,497
Aeropostale, Inc. (a)                                                                                  35,520           1,428,970
Dick's Sporting Goods, Inc. (a)                                                                         6,020             350,725
Group 1 Automotive, Inc. (l)                                                                           17,870             710,690
OfficeMax, Inc. (l)                                                                                    10,940             576,976
RadioShack Corp. (l)                                                                                   14,540             393,016
Urban Outfitters, Inc. (a)                                                                             24,120             639,421
                                                                                                                    -------------
                                                                                                                    $   4,182,295
                                                                                                                    -------------
TELEPHONE SERVICES - 2.5%
American Tower Corp., "A" (a)                                                                          14,844       $     578,174
Embarq Corp.                                                                                           29,270           1,649,365
                                                                                                                    -------------
                                                                                                                    $   2,227,539
                                                                                                                    -------------
UTILITIES - ELECTRIC POWER - 2.9%
Constellation Energy Group, Inc.                                                                       14,040       $   1,220,778
Mirant Corp. (a)                                                                                       28,400           1,149,064
NRG Energy, Inc. (a)                                                                                    2,690             193,788
                                                                                                                    -------------
                                                                                                                    $   2,563,630
                                                                                                                    -------------
  TOTAL COMMON STOCKS                                                                                               $  87,352,496
                                                                                                                    -------------

SHORT-TERM OBLIGATIONS - 0.4%
New Center Asset Trust, 5.39%, due 4/02/07 (y)                                                   $    389,000       $     388,942
                                                                                                                    -------------

COLLATERAL FOR SECURITIES LOANED - 15.0%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                   13,118,241       $  13,118,241
                                                                                                                    -------------

  TOTAL INVESTMENTS                                                                                                 $ 100,859,679
                                                                                                                    -------------
OTHER ASSETS, LESS LIABILITIES - (14.9)%                                                                              (13,083,281)
                                                                                                                    -------------
  NET ASSETS - 100.0%                                                                                               $  87,776,398
                                                                                                                    -------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
REIT      Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - MID CAP GROWTH SERIES
SUPPLEMENTAL INFORMATION (UNAUDITED) 03/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $90,519,303
                                                                  ===========
Gross unrealized appreciation                                     $12,463,259
Gross unrealized depreciation                                      (2,122,883)
                                                                  -----------
      Net unrealized appreciation (depreciation)                  $10,340,376
                                                                  ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At March 31, 2007, the value of securities loaned was $13,627,921. These loans were collateralized by cash of $13,118,241 and U.S. Treasury obligations of $828,031.

                        MFS(R)/SUN LIFE SERIES TRUST

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2007

                        Capital Opportunities Series

PORTFOLIO OF INVESTMENTS 3/31/07 (Unaudited)

MFS/Sun Life Series Trust - Capital Opportunities Series

ISSUER                                                                                             SHARES/PAR           VALUE ($)

COMMON STOCKS - 98.3%

AEROSPACE - 1.5%
United Technologies Corp.                                                                              43,040        $  2,797,594
                                                                                                                     ------------

ALCOHOLIC BEVERAGES - 1.0%
Diageo PLC                                                                                             71,000        $  1,438,279
Grupo Modelo S.A. de C.V., "C"                                                                         73,240             374,872
                                                                                                                     ------------
                                                                                                                     $  1,813,151
                                                                                                                     ------------
APPAREL MANUFACTURERS - 3.3%
LVMH Moet Hennessy Louis Vuitton S.A. (l)                                                              23,050        $  2,556,456
NIKE, Inc., "B"                                                                                        31,800           3,379,068
                                                                                                                     ------------
                                                                                                                     $  5,935,524
                                                                                                                     ------------
AUTOMOTIVE - 1.8%
Bayerische Motoren Werke AG                                                                            56,500        $  3,332,757
                                                                                                                     ------------

BIOTECHNOLOGY - 7.4%
Amgen, Inc. (a)                                                                                        98,190        $  5,486,857
Genzyme Corp. (a)                                                                                      61,161           3,670,883
MedImmune, Inc. (a)                                                                                    27,920           1,016,009
Millipore Corp. (a)                                                                                    45,680           3,310,430
                                                                                                                     ------------
                                                                                                                     $ 13,484,179
                                                                                                                     ------------
BROADCASTING - 1.1%
Viacom, Inc., "B" (a)                                                                                  46,585        $  1,915,109
                                                                                                                     ------------

BROKERAGE & ASSET MANAGERS - 2.9%
Affiliated Managers Group, Inc. (a)(l)                                                                 18,300        $  1,982,805
EFG International                                                                                      25,440           1,109,546
Franklin Resources, Inc.                                                                               17,550           2,120,567
                                                                                                                     ------------
                                                                                                                     $  5,212,918
                                                                                                                     ------------
BUSINESS SERVICES - 5.9%
Fidelity National Information Services, Inc.                                                           20,200        $    918,292
First Data Corp.                                                                                      179,900           4,839,310
Getty Images, Inc. (a)                                                                                 36,750           1,787,153
Global Payments, Inc.                                                                                  96,060           3,271,804
                                                                                                                     ------------
                                                                                                                     $ 10,816,559
                                                                                                                     ------------
CHEMICALS - 1.5%
Bayer AG                                                                                               43,200        $  2,759,959
                                                                                                                     ------------

COMPUTER SOFTWARE - 2.4%
Oracle Corp. (a)                                                                                      140,346        $  2,544,473
Symantec Corp. (a)                                                                                    110,561           1,912,705
                                                                                                                     ------------
                                                                                                                     $  4,457,178
                                                                                                                     ------------
COMPUTER SOFTWARE - SYSTEMS - 1.7%
Dell, Inc. (a)                                                                                        134,060        $  3,111,533
                                                                                                                     ------------

CONSUMER GOODS & SERVICES - 2.3%
eBay, Inc. (a)                                                                                        101,710        $  3,371,687
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                            187,950             847,286
                                                                                                                     ------------
                                                                                                                     $  4,218,973
                                                                                                                     ------------
CONTAINERS - 1.8%
Owens-Illinois, Inc. (a)                                                                              124,920        $  3,219,188
                                                                                                                     ------------

ELECTRICAL EQUIPMENT - 4.2%
Hubbell, Inc., "B"                                                                                     28,300        $  1,365,192
Rockwell Automation, Inc.                                                                              15,200             910,024
Tyco International Ltd.                                                                               145,475           4,589,736
WESCO International, Inc. (a)                                                                          14,000             878,920
                                                                                                                     ------------
                                                                                                                     $  7,743,872
                                                                                                                     ------------
ELECTRONICS - 3.0%
Intel Corp.                                                                                           190,820        $  3,650,387
Samsung Electronics Co. Ltd., GDR                                                                       5,915           1,799,639
                                                                                                                     ------------
                                                                                                                     $  5,450,026
                                                                                                                     ------------
ENERGY - INTEGRATED - 4.7%
Exxon Mobil Corp.                                                                                      25,610        $  1,932,275
Hess Corp.                                                                                             58,780           3,260,527
TOTAL S.A., ADR                                                                                        48,200           3,363,396
                                                                                                                     ------------
                                                                                                                     $  8,556,198
                                                                                                                     ------------
FOOD & BEVERAGES - 4.1%
Kraft Foods, Inc. (w)                                                                                   8,393        $    266,142
Nestle S.A                                                                                             13,886           5,407,793
PepsiCo, Inc.                                                                                          29,200           1,855,952
                                                                                                                     ------------
                                                                                                                     $  7,529,887
                                                                                                                     ------------
FOOD & DRUG STORES - 1.6%
CVS Corp.                                                                                              84,620        $  2,888,927
                                                                                                                     ------------

INSURANCE - 5.8%
Aflac, Inc.                                                                                            54,500        $  2,564,770
Berkshire Hathaway, Inc., "B" (a)                                                                       1,060           3,858,400
Travelers Cos., Inc.                                                                                   79,120           4,096,042
                                                                                                                     ------------
                                                                                                                     $ 10,519,212
                                                                                                                     ------------
INTERNET - 1.0%
Yahoo!, Inc. (a)                                                                                       59,120        $  1,849,865
                                                                                                                     ------------

MAJOR BANKS - 3.9%
Bank of America Corp.                                                                                  45,388        $  2,315,696
JPMorgan Chase & Co.                                                                                   66,210           3,203,240
PNC Financial Services Group, Inc.                                                                     22,210           1,598,454
                                                                                                                     ------------
                                                                                                                     $  7,117,390
                                                                                                                     ------------
MEDICAL EQUIPMENT - 4.1%
Advanced Medical Optics, Inc. (a)                                                                      81,870        $  3,045,564
DENTSPLY International, Inc.                                                                           31,500           1,031,625
Medtronic, Inc.                                                                                        52,730           2,586,934
Ventana Medical Systems, Inc. (a)                                                                      20,530             860,207
                                                                                                                     ------------
                                                                                                                     $  7,524,330
                                                                                                                     ------------
METALS & MINING - 1.6%
BHP Billiton Ltd., ADR (l)                                                                             61,690        $  2,988,881
                                                                                                                     ------------

NETWORK & TELECOM - 4.5%
Cisco Systems, Inc. (a)                                                                               117,180        $  2,991,605
Juniper Networks, Inc. (a)                                                                            104,020           2,047,114
NICE Systems Ltd., ADR (a)                                                                             91,070           3,098,201
                                                                                                                     ------------
                                                                                                                     $  8,136,920
                                                                                                                     ------------
OIL SERVICES - 3.7%
Dresser-Rand Group, Inc. (a)                                                                           39,400        $  1,200,124
GlobalSantaFe Corp.                                                                                    45,418           2,801,382
Noble Corp.                                                                                            35,760           2,813,597
                                                                                                                     ------------
                                                                                                                     $  6,815,103
                                                                                                                     ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 6.4%
American Express Co.                                                                                   49,800        $  2,808,720
Commerce Bancorp, Inc.                                                                                 79,210           2,644,030
Investors Financial Services Corp.                                                                     44,470           2,585,931
New York Community Bancorp, Inc.                                                                      130,490           2,295,319
SLM Corp.                                                                                              32,740           1,339,066
                                                                                                                     ------------
                                                                                                                     $ 11,673,066
                                                                                                                     ------------
PHARMACEUTICALS - 7.1%
Johnson & Johnson                                                                                      84,240        $  5,076,302
Roche Holding AG (l)                                                                                   14,400           2,547,729
Wyeth                                                                                                 108,291           5,417,799
                                                                                                                     ------------
                                                                                                                     $ 13,041,830
                                                                                                                     ------------
SPECIALTY CHEMICALS - 1.2%
Praxair, Inc.                                                                                          34,320        $  2,160,787
                                                                                                                     ------------

SPECIALTY STORES - 3.3%
Advance Auto Parts, Inc.                                                                               67,150        $  2,588,633
CarMax, Inc. (a)                                                                                       58,440           1,434,118
PetSmart, Inc.                                                                                         60,610           1,997,706
                                                                                                                     ------------
                                                                                                                     $  6,020,457
                                                                                                                     ------------
TOBACCO - 1.4%
Altria Group, Inc. (w)                                                                                 37,850        $  2,493,937
                                                                                                                     ------------
TRUCKING - 1.0%
United Parcel Service, Inc., "B"                                                                       26,000        $  1,822,600
                                                                                                                     ------------
UTILITIES - ELECTRIC POWER - 1.1%
NRG Energy, Inc. (a)                                                                                   26,910        $  1,938,596
                                                                                                                     ------------
  TOTAL COMMON STOCKS                                                                                                $179,346,506
                                                                                                                     ------------
SHORT-TERM OBLIGATIONS - 1.5%
General Electric Capital Corp., 5.37%, due 4/02/07 (y)                                           $  2,694,000        $  2,693,598
                                                                                                                     ------------
COLLATERAL FOR SECURITIES LOANED - 4.6%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                    8,501,942        $  8,501,942
                                                                                                                     ------------
  TOTAL INVESTMENTS(k)                                                                                               $190,542,046
                                                                                                                     ------------
OTHER ASSETS, LESS LIABILITIES - (4.4)%                                                                                (8,104,884)
                                                                                                                     ------------
  NET ASSETS - 100.0%                                                                                                $182,437,162
                                                                                                                     ------------
(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(k) As of March 31, 2007, the series had one security that was fair valued, aggregating $266,142 and 0.14% of market value, in accordance with the policies adopted by the Board of Trustees.
(w) When-issued security. At March 31, 2007, the series had sufficient cash and/or securities at least equal to the value of the when-issued security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR      American Depository Receipt
GDR      Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - CAPITAL OPPORTUNITIES SERIES
SUPPLEMENTAL INFORMATION (UNAUDITED) 3/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $179,149,658
                                                                  ============
Gross unrealized appreciation                                     $ 18,896,247
Gross unrealized depreciation                                       (7,503,859)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $ 11,392,388
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

                        MFS(R)/SUN LIFE SERIES TRUST

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2007

                        Value Series

PORTFOLIO OF INVESTMENTS 3/31/07 (Unaudited)

MFS/Sun Life Series Trust - Value Series

ISSUER                                                                                             SHARES/PAR           VALUE ($)
COMMON STOCKS - 99.2%
AEROSPACE - 7.4%
Lockheed Martin Corp.                                                                                 176,090        $ 17,084,251
Northrop Grumman Corp.                                                                                134,850          10,008,567
United Technologies Corp.                                                                             106,020           6,891,300
                                                                                                                     ------------
                                                                                                                     $ 33,984,118
                                                                                                                     ------------
ALCOHOLIC BEVERAGES - 1.1%
Diageo PLC                                                                                            247,349        $  5,010,661
                                                                                                                     ------------

APPAREL MANUFACTURERS - 1.4%
Hanesbrands, Inc. (a)                                                                                  14,537        $    427,242
NIKE, Inc., "B"                                                                                        57,730           6,134,390
                                                                                                                     ------------
                                                                                                                     $  6,561,632
                                                                                                                     ------------
AUTOMOTIVE - 0.5%
Johnson Controls, Inc.                                                                                 23,990        $  2,269,934
                                                                                                                     ------------

BROADCASTING - 1.8%
Viacom, Inc., "B" (a)                                                                                  89,564        $  3,681,976
Walt Disney Co.                                                                                        66,580           2,292,349
WPP Group PLC                                                                                         144,230           2,185,269
                                                                                                                     ------------
                                                                                                                     $  8,159,594
                                                                                                                     ------------
BROKERAGE & ASSET MANAGERS - 5.5%
Franklin Resources, Inc.                                                                               25,440        $  3,073,915
Goldman Sachs Group, Inc.                                                                              58,610          12,110,584
Lehman Brothers Holdings, Inc.                                                                         45,000           3,153,150
Mellon Financial Corp.                                                                                101,640           4,384,750
Merrill Lynch & Co., Inc.                                                                              33,490           2,735,128
                                                                                                                     ------------
                                                                                                                     $ 25,457,527
                                                                                                                     ------------
BUSINESS SERVICES - 1.1%
Accenture Ltd., "A"                                                                                   130,780        $  5,040,261
                                                                                                                     ------------

CHEMICALS - 3.3%
Dow Chemical Co.                                                                                       64,710        $  2,967,601
Nalco Holding Co.                                                                                      27,780             663,942
PPG Industries, Inc.                                                                                   90,380           6,354,618
Syngenta AG                                                                                            28,200           5,395,408
                                                                                                                     ------------
                                                                                                                     $ 15,381,569
                                                                                                                     ------------
COMPUTER SOFTWARE - 1.5%
Oracle Corp. (a)                                                                                      386,530        $  7,007,789
                                                                                                                     ------------

COMPUTER SOFTWARE - SYSTEMS - 0.6%
Hewlett-Packard Co.                                                                                    73,260        $  2,940,656
                                                                                                                     ------------

CONSTRUCTION - 2.4%
Masco Corp.                                                                                           269,700        $  7,389,780
Sherwin-Williams Co.                                                                                   36,250           2,393,950
Toll Brothers, Inc. (a)                                                                                47,500           1,300,550
                                                                                                                     ------------
                                                                                                                     $ 11,084,280
                                                                                                                     ------------
CONTAINERS - 0.2%
Smurfit-Stone Container Corp. (a)                                                                      75,000        $    844,500
                                                                                                                     ------------

ELECTRICAL EQUIPMENT - 1.9%
Cooper Industries Ltd., "A"                                                                            14,630        $    658,204
General Electric Co.                                                                                   39,000           1,379,040
Rockwell Automation, Inc.                                                                              51,400           3,077,318
W.W. Grainger, Inc.                                                                                    44,720           3,454,173
                                                                                                                     ------------
                                                                                                                     $  8,568,735
                                                                                                                     ------------
ELECTRONICS - 1.1%
Intel Corp.                                                                                           259,170        $  4,957,922
                                                                                                                     ------------

ENERGY - INDEPENDENT - 2.5%
Apache Corp.                                                                                           47,790        $  3,378,753
Devon Energy Corp.                                                                                     70,560           4,884,163
EOG Resources, Inc.                                                                                    42,410           3,025,529
                                                                                                                     ------------
                                                                                                                     $ 11,288,445
                                                                                                                     ------------
ENERGY - INTEGRATED - 9.0%
Chevron Corp.                                                                                          46,525        $  3,440,989
ConocoPhillips                                                                                        122,080           8,344,168
Exxon Mobil Corp.                                                                                     149,962          11,314,633
Hess Corp.                                                                                            102,130           5,665,151
Royal Dutch Shell PLC, ADR                                                                             31,790           2,107,677
TOTAL S.A., ADR                                                                                       147,770          10,311,391
                                                                                                                     ------------
                                                                                                                     $ 41,184,009
                                                                                                                     ------------
FOOD & BEVERAGES - 3.8%
Kellogg Co.                                                                                           102,470        $  5,270,032
Kraft Foods, Inc. (w)                                                                                 107,865           3,420,399
Nestle S.A                                                                                             11,541           4,494,551
PepsiCo, Inc.                                                                                          54,228           3,446,732
Tyson Foods, Inc., "A"                                                                                 49,990             970,306
                                                                                                                     ------------
                                                                                                                     $ 17,602,020
                                                                                                                     ------------
FOOD & DRUG STORES - 0.9%
CVS Corp.                                                                                             115,598        $  3,946,516
                                                                                                                     ------------

FOREST & PAPER PRODUCTS - 0.4%
Bowater, Inc.                                                                                          16,510        $    393,268
International Paper Co.                                                                                44,610           1,623,804
                                                                                                                     ------------
                                                                                                                     $  2,017,072
                                                                                                                     ------------
GAMING & LODGING - 0.3%
Royal Caribbean Cruises Ltd.                                                                           33,400        $  1,408,144
                                                                                                                     ------------

GENERAL MERCHANDISE - 1.4%
Federated Department Stores, Inc.                                                                     145,340        $  6,547,567
                                                                                                                     ------------

HEALTH MAINTENANCE ORGANIZATIONS - 1.6%
UnitedHealth Group, Inc.                                                                               43,520        $  2,305,254
WellPoint, Inc. (a)                                                                                    60,640           4,917,904
                                                                                                                     ------------
                                                                                                                     $  7,223,158
                                                                                                                     ------------
INSURANCE - 9.2%
Aflac, Inc.                                                                                            39,810        $  1,873,459
Allstate Corp.                                                                                        243,280          14,611,397
Chubb Corp.                                                                                            54,590           2,820,665
Genworth Financial, Inc., "A"                                                                         137,060           4,788,876
Hartford Financial Services Group, Inc.                                                                47,100           4,501,818
MetLife, Inc.                                                                                         220,440          13,920,786
                                                                                                                     ------------
                                                                                                                     $ 42,517,001
                                                                                                                     ------------
LEISURE & TOYS - 0.1%
Hasbro, Inc.                                                                                            9,090        $    260,156
                                                                                                                     ------------

MACHINERY & TOOLS - 1.8%
Deere & Co.                                                                                            65,900        $  7,159,376
Eaton Corp.                                                                                            11,810             986,844
                                                                                                                     ------------
                                                                                                                     $  8,146,220
                                                                                                                     ------------
MAJOR BANKS - 8.6%
Bank of America Corp.                                                                                 353,164        $ 18,018,427
Bank of New York Co., Inc.                                                                            167,090           6,775,500
PNC Financial Services Group, Inc.                                                                     83,870           6,036,124
SunTrust Banks, Inc.                                                                                  104,120           8,646,125
                                                                                                                     ------------
                                                                                                                     $ 39,476,176
                                                                                                                     ------------
NETWORK & TELECOM - 0.4%
Cisco Systems, Inc. (a)                                                                                65,800        $  1,679,874
                                                                                                                     ------------

OIL SERVICES - 0.4%
Noble Corp.                                                                                            21,700        $  1,707,356
                                                                                                                     ------------

OTHER BANKS & DIVERSIFIED FINANCIALS - 8.0%
American Express Co.                                                                                   81,950        $  4,621,980
Citigroup, Inc.                                                                                       286,040          14,685,294
Fannie Mae                                                                                            140,670           7,677,769
Freddie Mac                                                                                            39,800           2,367,702
UBS AG                                                                                                129,382           7,687,114
                                                                                                                     ------------
                                                                                                                     $ 37,039,859
                                                                                                                     ------------
PHARMACEUTICALS - 6.5%
Abbott Laboratories                                                                                    34,220        $  1,909,476
Eli Lilly & Co.                                                                                        74,540           4,003,543
Johnson & Johnson                                                                                     194,090          11,695,863
Merck & Co., Inc.                                                                                     111,410           4,920,980
Wyeth                                                                                                 151,580           7,583,547
                                                                                                                     ------------
                                                                                                                     $ 30,113,409
                                                                                                                     ------------
PRINTING & PUBLISHING - 0.2%
New York Times Co., "A" (l)                                                                            46,190        $  1,085,927
                                                                                                                     ------------

RAILROAD & SHIPPING - 1.6%
Burlington Northern Santa Fe Corp.                                                                     64,780        $  5,210,255
Norfolk Southern Corp.                                                                                 43,030           2,177,318
                                                                                                                     ------------
                                                                                                                     $  7,387,573
                                                                                                                     ------------
SPECIALTY CHEMICALS - 1.4%
Air Products & Chemicals, Inc.                                                                         44,127        $  3,263,633
Praxair, Inc.                                                                                          53,100           3,343,176
                                                                                                                     ------------
                                                                                                                     $  6,606,809
                                                                                                                     ------------
TELECOMMUNICATIONS - WIRELESS - 2.0%
Sprint Nextel Corp.                                                                                   278,910        $  5,288,134
Vodafone Group PLC                                                                                  1,475,037           3,932,790
                                                                                                                     ------------
                                                                                                                     $  9,220,924
                                                                                                                     ------------
TELEPHONE SERVICES - 1.5%
AT&T, Inc.                                                                                             37,580        $  1,481,779
Embarq Corp.                                                                                           43,394           2,445,252
TELUS Corp. (non-voting shares)                                                                        15,990             799,084
Verizon Communications, Inc.                                                                           55,780           2,115,178
                                                                                                                     ------------
                                                                                                                     $  6,841,293
                                                                                                                     ------------
TOBACCO - 3.2%
Altria Group, Inc. (w)                                                                                223,870        $ 14,750,794
                                                                                                                     ------------

UTILITIES - ELECTRIC POWER - 4.6%
Dominion Resources, Inc.                                                                               88,890        $  7,890,765
Entergy Corp.                                                                                          32,380           3,397,310
FPL Group, Inc.                                                                                        79,260           4,848,334
PPL Corp.                                                                                              31,680           1,295,712
Public Service Enterprise Group, Inc.                                                                  15,010           1,246,430
TXU Corp.                                                                                              37,750           2,419,775
                                                                                                                     ------------
                                                                                                                     $ 21,098,326
                                                                                                                     ------------
TOTAL COMMON STOCKS                                                                                                  $456,417,806
                                                                                                                     ------------

SHORT-TERM OBLIGATIONS - 0.6%
New Center Asset Trust, 5.39%, due 4/02/07 (y)                                                   $  2,777,000        $  2,776,584
                                                                                                                     ------------

COLLATERAL FOR SECURITIES LOANED - 0.3%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                    1,108,560        $  1,108,560
                                                                                                                     ------------
  TOTAL INVESTMENTS(k)                                                                                               $460,302,950
                                                                                                                     ------------
OTHER ASSETS, LESS LIABILITIES - (0.1)%                                                                                  (353,770)
                                                                                                                     ------------
  NET ASSETS - 100.0%                                                                                                $459,949,180
                                                                                                                     ------------
(a) Non-income producing security.
(k) As of March 31, 2007, the series had one security that was fair valued, aggregating $3,420,399 and 0.74% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(w) When-issued security. At March 31, 2007, the series had sufficient cash and/or securities at least equal to the value of the when-issued security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR      American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - VALUE SERIES
SUPPLEMENTAL INFORMATION (UNAUDITED) 3/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $337,008,471
                                                                 ============
Gross unrealized appreciation                                    $128,115,767
Gross unrealized depreciation                                      (4,821,288)
                                                                 ------------
      Net unrealized appreciation (depreciation)                 $123,294,479
                                                                 ============

The aggregate cost above includes prior fiscal year end tax adjustments.

                        MFS(R)/SUN LIFE SERIES TRUST

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2007

                        International Growth Series

PORTFOLIO OF INVESTMENTS March 31, 2007 (Unaudited)

MFS/Sun Life Series Trust - International Growth Series

ISSUER                                                                                             SHARES/PAR           VALUE ($)

COMMON STOCKS - 98.6%

AEROSPACE - 0.9%
Finmeccanica S.p.A. (l)                                                                                48,340        $  1,454,438
                                                                                                                     ------------
ALCOHOLIC BEVERAGES - 2.1%
Companhia de Bebidas das Americas, ADR                                                                 31,200        $  1,714,752
Pernod Ricard S.A. (l)                                                                                  8,759           1,775,871
                                                                                                                     ------------
                                                                                                                     $  3,490,623
                                                                                                                     ------------
APPAREL MANUFACTURERS - 4.2%
Adidas AG (l)                                                                                          19,630        $  1,072,976
Li & Fung Ltd.                                                                                        454,600           1,435,069
LVMH Moet Hennessy Louis Vuitton S.A. (l)                                                              39,820           4,416,403
                                                                                                                     ------------
                                                                                                                     $  6,924,448
                                                                                                                     ------------
AUTOMOTIVE - 2.8%
Continental AG                                                                                         12,738        $  1,645,981
Takata Corp.                                                                                           18,100             711,987
Toyota Industries Corp. (l)                                                                            48,000           2,258,644
                                                                                                                     ------------
                                                                                                                     $  4,616,612
                                                                                                                     ------------
BIOTECHNOLOGY - 1.0%
Actelion Ltd. (a)                                                                                       6,870        $  1,601,323
                                                                                                                     ------------

BROADCASTING - 4.2%
Fuji Television Network, Inc.                                                                             388        $    899,223
Grupo Televisa S.A., ADR                                                                               45,970           1,369,906
Societe Television Francaise 1                                                                         37,238           1,246,221
WPP Group PLC                                                                                         231,120           3,501,763
                                                                                                                     ------------
                                                                                                                     $  7,017,113
                                                                                                                     ------------
BROKERAGE & ASSET MANAGERS - 2.4%
Daiwa Securities Group, Inc. (l)                                                                      139,000        $  1,662,627
Julius Baer Holding Ltd.                                                                               16,730           2,282,615
                                                                                                                     ------------
                                                                                                                     $  3,945,242
                                                                                                                     ------------
BUSINESS SERVICES - 1.4%
Capita Group PLC                                                                                       98,000        $  1,316,095
Intertek Group PLC                                                                                     60,660           1,082,004
                                                                                                                     ------------
                                                                                                                     $  2,398,099
                                                                                                                     ------------
CHEMICALS - 2.7%
Bayer AG                                                                                               31,280        $  1,998,415
Makhteshim-Agan Industries Ltd.                                                                       111,100             695,982
Wacker Chemie AG                                                                                       10,220           1,774,279
                                                                                                                     ------------
                                                                                                                     $  4,468,676
                                                                                                                     ------------
COMPUTER SOFTWARE - 0.6%
SAP AG (l)                                                                                             21,880        $    975,060
                                                                                                                     ------------

COMPUTER SOFTWARE - SYSTEMS - 1.4%
Fujitsu Ltd. (l)                                                                                      123,000        $    813,878
HCL Technologies Ltd.                                                                                 225,800           1,513,818
                                                                                                                     ------------
                                                                                                                     $  2,327,696
                                                                                                                     ------------
CONGLOMERATES - 1.3%
Siemens AG                                                                                             11,700        $  1,250,294
Smiths Group PLC                                                                                       48,710             985,303
                                                                                                                     ------------
                                                                                                                     $  2,235,597
                                                                                                                     ------------
CONSTRUCTION - 0.8%
Wienerberger AG                                                                                        21,630        $  1,350,411
                                                                                                                     ------------

CONSUMER GOODS & SERVICES - 6.0%
AmorePacific Corp.                                                                                      1,878        $  1,034,018
Kao Corp. (l)                                                                                          55,000           1,605,960
Kimberly-Clark de Mexico S.A. de
C.V., "A"                                                                                             349,740           1,576,641
L'Oreal S.A. (l)                                                                                       11,490           1,254,092
Reckitt Benckiser PLC                                                                                  61,960           3,225,966
Uni-Charm Corp. (l)                                                                                    20,200           1,273,636
                                                                                                                     ------------
                                                                                                                     $  9,970,313
                                                                                                                     ------------
ELECTRICAL EQUIPMENT - 2.3%
Keyence Corp.                                                                                           3,500        $    790,059
OMRON Corp.                                                                                            46,900           1,262,133
Schneider Electric S.A. (l)                                                                            14,140           1,794,477
                                                                                                                     ------------
                                                                                                                     $  3,846,669
                                                                                                                     ------------
ELECTRONICS - 9.5%
ARM Holdings PLC                                                                                      344,870        $    909,324
ASML Holding N.V. (a)                                                                                  57,080           1,409,447
Canon, Inc.                                                                                            26,200           1,407,921
Hirose Electric Co., Ltd. (l)                                                                          20,300           2,429,528
Nippon Electric Glass Co. Ltd.                                                                         60,000           1,042,417
Royal Philips Electronics N.V. (l)                                                                     60,930           2,326,340
Samsung Electronics Co. Ltd.                                                                            4,548           2,718,396
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR                                                                                         150,591           1,618,853
USHIO America, Inc. (l)                                                                                49,500             956,004
Venture Corp. Ltd.                                                                                     94,600             910,275
                                                                                                                     ------------
                                                                                                                     $ 15,728,505
                                                                                                                     ------------
ENERGY - INDEPENDENT - 1.4%
CNOOC Ltd.                                                                                          1,776,0$0           1,556,868
Talisman Energy, Inc.                                                                                  48,680             855,383
                                                                                                                     ------------
                                                                                                                     $  2,412,251
                                                                                                                     ------------
ENERGY - INTEGRATED - 3.7%
Petroleo Brasileiro S.A., ADR                                                                          17,960        $  1,787,200
TOTAL S.A. (l)                                                                                         61,810           4,329,443
                                                                                                                     ------------
                                                                                                                     $  6,116,643
                                                                                                                     ------------
ENGINEERING - CONSTRUCTION - 0.1%
Aker Kvaerner A.S.A                                                                                     8,760        $    197,421
                                                                                                                     ------------

FOOD & BEVERAGES - 2.9%
Groupe Danone (l)                                                                                       6,650        $  1,086,115
Nestle S.A                                                                                              9,410           3,664,650
                                                                                                                     ------------
                                                                                                                     $  4,750,765
                                                                                                                     ------------
FOOD & DRUG STORES - 2.2%
Dairy Farm International Holdings Ltd.                                                                254,700        $    993,330
Tesco PLC                                                                                             300,638           2,628,027
                                                                                                                     ------------
                                                                                                                     $  3,621,357
                                                                                                                     ------------
FOREST & PAPER PRODUCTS - 0.3%
Aracruz Celulose S.A., ADR (l)                                                                         11,210        $    588,189
                                                                                                                     ------------

GAMING & LODGING - 1.5%
IG Group Holdings PLC                                                                                 144,430        $    844,769
Orient-Express Hotels Ltd., "A" (l)                                                                    28,210           1,687,522
                                                                                                                     ------------
                                                                                                                     $  2,532,291
                                                                                                                     ------------
GENERAL MERCHANDISE - 0.6%
Massmart Holdings Ltd.                                                                                 90,480        $  1,048,530
                                                                                                                     ------------

INSURANCE - 1.0%
Aflac, Inc.                                                                                            35,880        $  1,688,513
                                                                                                                     ------------

LEISURE & TOYS - 0.7%
Ubisoft Entertainment S.A. (a)(l)                                                                      22,716        $  1,108,784
                                                                                                                     ------------

MACHINERY & TOOLS - 0.7%
Fanuc Ltd.                                                                                             13,500        $  1,247,699
                                                                                                                     ------------

MAJOR BANKS - 6.1%
Chiba Bank Ltd. (l)                                                                                   140,000        $  1,225,874
Erste Bank der Oesterreichischen Sparkassen AG                                                         23,260           1,810,948
Raiffeisen International Bank Holding AG (l)                                                            7,170           1,009,032
Societe Generale (l)                                                                                   10,681           1,845,327
Standard Chartered PLC                                                                                 65,010           1,872,750
UniCredito Italiano S.p.A. (l)                                                                        245,560           2,336,524
                                                                                                                     ------------
                                                                                                                     $ 10,100,455
                                                                                                                     ------------
MEDICAL EQUIPMENT - 1.3%
Straumann Holding AG (l)                                                                                3,080        $    883,295
Synthes, Inc.                                                                                           9,850           1,215,849
                                                                                                                     ------------
                                                                                                                     $  2,099,144
                                                                                                                     ------------
METALS & MINING - 3.7%
Anglo American PLC                                                                                     38,190        $  2,011,669
BHP Billiton Ltd.                                                                                     173,360           4,201,891
                                                                                                                     ------------
                                                                                                                     $  6,213,560
                                                                                                                     ------------
NETWORK & TELECOM - 1.2%
Ericsson, Inc., "B" (l)                                                                               287,660        $  1,058,618
NICE Systems Ltd., ADR (a)                                                                             25,540             868,871
                                                                                                                     ------------
                                                                                                                     $  1,927,489
                                                                                                                     ------------
OIL SERVICES - 1.1%
Acergy S.A. (a)                                                                                        83,210        $  1,776,032
                                                                                                                     ------------

OTHER BANKS & DIVERSIFIED FINANCIALS - 12.0%
ABSA Group Ltd.                                                                                        80,590        $  1,544,649
Aeon Credit Service Co. Ltd.                                                                           89,900           1,511,626
Akbank T.A.S                                                                                          119,539             797,352
Bank of Cyprus Public Co. Ltd.                                                                         86,060           1,305,592
CSU Cardsystem S.A. (a)                                                                                65,010             358,817
Housing Development Finance Corp. Ltd.                                                                 57,830           2,022,088
HSBC Holdings PLC                                                                                     298,910           5,231,725
Komercni Banka A.S                                                                                      5,648             981,696
Suncorp-Metway Ltd.                                                                                    81,890           1,378,576
UBS AG                                                                                                 55,874           3,319,703
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                                                       15,890           1,389,739
                                                                                                                     ------------
                                                                                                                     $ 19,841,563
                                                                                                                     ------------
PHARMACEUTICALS - 6.0%
Astellas Pharma, Inc. (l)                                                                              29,700        $  1,275,394
GlaxoSmithKline PLC                                                                                   111,920           3,076,540
Hisamitsu Pharmaceutical Co., Inc.                                                                     28,600             840,570
Roche Holding AG                                                                                       26,810           4,743,376
                                                                                                                     ------------
                                                                                                                     $  9,935,880
                                                                                                                     ------------
SPECIALTY CHEMICALS - 2.6%
L'Air Liquide S.A., Bearer Shares  (l)                                                                  7,022        $  1,711,400
Linde AG (l)                                                                                           15,810           1,702,802
Symrise AG (a)                                                                                         33,609             872,529
                                                                                                                     ------------
                                                                                                                     $  4,286,731
                                                                                                                     ------------
SPECIALTY STORES - 0.5%
KappAhl Holding AB (l)                                                                                 73,030        $    789,542
                                                                                                                     ------------

TELECOMMUNICATIONS - WIRELESS - 1.4%
China Mobile Ltd.                                                                                     173,000        $  1,556,380
Philippine Long Distance Telephone Co., ADR                                                             5,200             274,560
Philippine Long Distance Telephone Co., ADR                                                             7,960             420,288
                                                                                                                     ------------
                                                                                                                     $  2,251,228
                                                                                                                     ------------
TELEPHONE SERVICES - 2.8%
Orascom Telecom Holding (S.A.E), GDR                                                                   22,790        $  1,549,720
Telenor A.S.A                                                                                          84,700           1,504,787
TELUS Corp.                                                                                            31,780           1,623,454
                                                                                                                     ------------
                                                                                                                     $  4,677,961
                                                                                                                     ------------
UTILITIES - ELECTRIC POWER - 1.2%
CEZ AS                                                                                                 43,050        $  1,931,531
                                                                                                                     ------------
  TOTAL COMMON STOCKS                                                                                                $163,494,384
                                                                                                                     ------------

ISSUER                                        STRIKE PRICE           FIRST EXERCISE

RIGHTS - 0.0%

OTHER BANKS & DIVERSIFIED FINANCIALS - 0.0%
Suncorp-Metway Ltd.                              $15.50                3/16/07                         10,918        $     46,833
                                                                                                                     ------------
  TOTAL RIGHTS                                                                                                       $     46,833
                                                                                                                     ------------
SHORT-TERM OBLIGATIONS - 1.2%
General Electric Capital Corp., 5.37%, due 4/02/07 (y)                                           $  1,914,000        $  1,913,715
                                                                                                                     ------------
COLLATERAL FOR SECURITIES LOANED - 19.2%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                   31,818,568        $ 31,818,568
                                                                                                                     ------------
  TOTAL INVESTMENTS(k)                                                                                               $197,273,500
                                                                                                                     ------------
OTHER ASSETS, LESS LIABILITIES - (19.0)%                                                                              (31,481,695)
                                                                                                                     ------------
  NET ASSETS - 100.0%                                                                                                $165,791,805
                                                                                                                     ------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(k) As of March 31, 2007, the series had two securities that were fair valued, aggregating $321,393 and 0.16% of market value, in accordance with the policies adopted by the Board of Trustees.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR      American Depository Receipt
GDR      Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - INTERNATIONAL GROWTH SERIES
SUPPLEMENTAL INFORMATION (UNAUDITED) 3/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $162,863,823
                                                                  ============
Gross unrealized appreciation                                     $ 35,890,449
Gross unrealized depreciation                                       (1,480,772)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $ 34,409,677
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2007, are as follows:

---------------------------------
United Kingdom              16.1%
---------------------------------
Japan                       14.0%
---------------------------------
France                      12.4%
---------------------------------
Switzerland                 10.7%
---------------------------------
Germany                      6.8%
---------------------------------
Brazil                       3.5%
---------------------------------
Australia                    3.4%
---------------------------------
Austria                      2.5%
---------------------------------
Italy                        2.3%
---------------------------------
Other Countries             28.3%
---------------------------------

                        MFS(R)/SUN LIFE SERIES TRUST

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2007



                        Massachusetts Investors Growth Stock Series

PORTFOLIO OF INVESTMENTS 3/31/07 (Unaudited)
MFS/Sun Life Series Trust - Massachusetts Investors Growth Stock Series
ISSUER                                                                                         SHARES/PAR            VALUE ($)
COMMON STOCKS - 96.7%
AEROSPACE - 3.5%
Boeing Co.                                                                                         19,080          $  1,696,397
Embraer-Empresa Brasileira de Aeronautica S.A., ADR                                                51,810             2,376,007
Precision Castparts Corp.                                                                          38,550             4,011,128
United Technologies Corp.                                                                          93,230             6,059,950
                                                                                                                   ------------
                                                                                                                   $ 14,143,482
                                                                                                                   ------------
ALCOHOLIC BEVERAGES - 0.8%
Diageo PLC                                                                                        153,700          $  3,113,571
                                                                                                                   ------------
APPAREL MANUFACTURERS - 2.6%
Coach, Inc. (a)                                                                                    24,320          $  1,217,216
LVMH Moet Hennessy Louis Vuitton S.A. (l)                                                          39,950             4,430,821
NIKE, Inc., "B"                                                                                    44,420             4,720,069
                                                                                                                   ------------
                                                                                                                   $ 10,368,106
                                                                                                                   ------------
AUTOMOTIVE - 1.1%
Bayerische Motoren Werke AG                                                                        16,300          $    961,486
Harman International Industries, Inc. (l)                                                          33,780             3,245,582
                                                                                                                   ------------
                                                                                                                   $  4,207,068
                                                                                                                   ------------
BIOTECHNOLOGY - 3.9%
Amgen, Inc. (a)                                                                                    97,270          $  5,435,448
Celgene Corp. (a)                                                                                  48,040             2,520,178
Genzyme Corp. (a)                                                                                 130,710             7,845,214
                                                                                                                   ------------
                                                                                                                   $ 15,800,840
                                                                                                                   ------------
BROADCASTING - 1.3%
News Corp., "A"                                                                                   232,150          $  5,367,308
                                                                                                                   ------------
BROKERAGE & ASSET MANAGERS - 2.8%
Charles Schwab Corp.                                                                              240,300          $  4,395,087
Deutsche Boerse AG                                                                                  8,900             1,502,328
Merrill Lynch & Co., Inc.                                                                          24,940             2,036,850
Morgan Stanley                                                                                     39,260             3,092,118
                                                                                                                   ------------
                                                                                                                   $ 11,026,383
                                                                                                                   ------------
BUSINESS SERVICES - 5.9%
Amdocs Ltd. (a)                                                                                   214,070          $  7,809,274
Automatic Data Processing, Inc. (w)                                                                54,700             2,379,450
Broadridge Financial Solutions, Inc. (a)(w)                                                         3,425                67,473
Fidelity National Information Services, Inc.                                                       47,370             2,153,440
First Data Corp.                                                                                  297,150             7,993,335
Western Union Co.                                                                                 145,830             3,200,969
                                                                                                                   ------------
                                                                                                                   $ 23,603,941
                                                                                                                   ------------
CABLE TV - 0.6%
Comcast Corp., "A" (a)                                                                             87,990          $  2,283,341
                                                                                                                   ------------
CHEMICALS - 0.7%
Monsanto Co.                                                                                       52,900          $  2,907,384
                                                                                                                   ------------
COMPUTER SOFTWARE - 6.2%
Adobe Systems, Inc. (a)                                                                           159,946          $  6,669,748
Microsoft Corp.                                                                                   338,244             9,426,860
Oracle Corp. (a)                                                                                  485,270             8,797,945
                                                                                                                   ------------
                                                                                                                   $ 24,894,553
                                                                                                                   ------------
COMPUTER SOFTWARE - SYSTEMS - 1.8%
Apple Computer, Inc. (a)                                                                           33,280          $  3,092,045
Dell, Inc. (a)                                                                                     90,050             2,090,061
Hewlett-Packard Co.                                                                                50,290             2,018,641
                                                                                                                   ------------
                                                                                                                   $  7,200,747
                                                                                                                   ------------
CONSUMER GOODS & SERVICES - 4.1%
Colgate-Palmolive Co.                                                                              38,650          $  2,581,434
eBay, Inc. (a)                                                                                    119,400             3,958,110
Procter & Gamble Co.                                                                              159,521            10,075,346
                                                                                                                   ------------
                                                                                                                   $ 16,614,890
                                                                                                                   ------------
ELECTRICAL EQUIPMENT - 5.9%
Danaher Corp.                                                                                      51,300          $  3,665,385
General Electric Co.                                                                              317,296            11,219,587
Rockwell Automation, Inc.                                                                         101,220             6,060,041
W.W. Grainger, Inc.                                                                                34,240             2,644,698
                                                                                                                   ------------
                                                                                                                   $ 23,589,711
                                                                                                                   ------------
ELECTRONICS - 4.5%
Applied Materials, Inc. (l)                                                                       169,050          $  3,096,996
Intel Corp.                                                                                       522,980            10,004,607
Marvell Technology Group Ltd. (a)                                                                 179,630             3,019,580
Samsung Electronics Co. Ltd., GDR                                                                   6,830             2,078,028
                                                                                                                   ------------
                                                                                                                   $ 18,199,211
                                                                                                                   ------------
ENERGY - INTEGRATED - 0.7%
Exxon Mobil Corp.                                                                                  36,850          $  2,780,333
                                                                                                                   ------------
FOOD & BEVERAGES - 2.9%
Kraft Foods, Inc. (w)                                                                               7,784          $    246,831
Nestle S.A                                                                                         13,498             5,256,689
PepsiCo, Inc.                                                                                      95,770             6,087,141
                                                                                                                   ------------
                                                                                                                   $ 11,590,661
                                                                                                                   ------------
FOOD & DRUG STORES - 1.5%
CVS Corp.                                                                                         177,255          $  6,051,486
                                                                                                                   ------------
GAMING & LODGING - 1.6%
Harrah's Entertainment, Inc.                                                                       13,590          $  1,147,676
International Game Technology                                                                      50,340             2,032,729
Royal Caribbean Cruises Ltd.                                                                       71,400             3,010,224
                                                                                                                   ------------
                                                                                                                   $  6,190,629
                                                                                                                   ------------
GENERAL MERCHANDISE - 2.2%
Family Dollar Stores, Inc.                                                                         85,180          $  2,523,032
Target Corp.                                                                                      105,140             6,230,596
                                                                                                                   ------------
                                                                                                                   $  8,753,628
                                                                                                                   ------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.6%
UnitedHealth Group, Inc.                                                                           47,120          $  2,495,946
                                                                                                                   ------------
INTERNET - 2.6%
Google, Inc., "A" (a)                                                                              15,790          $  7,234,346
Yahoo!, Inc. (a)                                                                                  106,980             3,347,404
                                                                                                                   ------------
                                                                                                                   $ 10,581,750
                                                                                                                   ------------
LEISURE & TOYS - 0.4%
Electronic Arts, Inc. (a)                                                                          31,360          $  1,579,290
                                                                                                                   ------------
MACHINERY & TOOLS - 0.5%
Deere & Co.                                                                                        19,070          $  2,071,765
                                                                                                                   ------------
MAJOR BANKS - 3.0%
Bank of New York Co., Inc.                                                                         51,490          $  2,087,920
JPMorgan Chase & Co.                                                                               79,190             3,831,212
State Street Corp.                                                                                 96,540             6,250,965
                                                                                                                   ------------
                                                                                                                   $ 12,170,097
                                                                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.6%
Cardinal Health, Inc.                                                                              30,200          $  2,203,090
                                                                                                                   ------------
MEDICAL EQUIPMENT - 5.3%
Advanced Medical Optics, Inc. (a)                                                                 113,270          $  4,213,644
Baxter International, Inc.                                                                         94,560             4,980,475
DENTSPLY International, Inc.                                                                       72,080             2,360,620
Medtronic, Inc.                                                                                   158,780             7,789,747
St. Jude Medical, Inc. (a)                                                                         50,610             1,903,442
                                                                                                                   ------------
                                                                                                                   $ 21,247,928
                                                                                                                   ------------
NETWORK & TELECOM - 4.6%
Cisco Systems, Inc. (a)                                                                           385,897          $  9,851,950
Corning, Inc. (a)                                                                                  91,160             2,072,978
Juniper Networks, Inc. (a)                                                                        204,570             4,025,938
QUALCOMM, Inc.                                                                                     57,920             2,470,867
                                                                                                                   ------------
                                                                                                                   $ 18,421,733
                                                                                                                   ------------
OIL SERVICES - 3.2%
GlobalSantaFe Corp.                                                                                76,820          $  4,738,258
Noble Corp.                                                                                        54,470             4,285,700
Schlumberger Ltd.                                                                                  38,350             2,649,985
Weatherford International Ltd. (a)                                                                 26,840             1,210,484
                                                                                                                   ------------
                                                                                                                   $ 12,884,427
                                                                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 4.0%
American Express Co.                                                                               74,410          $  4,196,724
Moody's Corp.                                                                                      47,100             2,923,026
SLM Corp.                                                                                          50,930             2,083,037
UBS AG                                                                                            112,415             6,679,035
                                                                                                                   ------------
                                                                                                                   $ 15,881,822
                                                                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS - 1.7%
EMC Corp. (a)                                                                                     415,650          $  5,756,753
Network Appliance, Inc. (a)                                                                        27,600             1,007,952
                                                                                                                   ------------
                                                                                                                   $  6,764,705
                                                                                                                   ------------
PHARMACEUTICALS - 8.4%
Allergan, Inc.                                                                                     50,530          $  5,599,735
Eli Lilly & Co.                                                                                    83,550             4,487,471
Johnson & Johnson                                                                                 146,720             8,841,347
Roche Holding AG (l)                                                                               43,110             7,627,263
Wyeth                                                                                             139,110             6,959,673
                                                                                                                   ------------
                                                                                                                   $ 33,515,489
                                                                                                                   ------------
SPECIALTY CHEMICALS - 1.0%
Praxair, Inc.                                                                                      66,440          $  4,183,062
                                                                                                                   ------------
SPECIALTY STORES - 3.0%
Lowe's Cos., Inc.                                                                                 113,060          $  3,560,259
Nordstrom, Inc.                                                                                    19,300             1,021,742
Staples, Inc.                                                                                     167,420             4,326,133
Williams-Sonoma, Inc. (l)                                                                          88,780             3,148,139
                                                                                                                   ------------
                                                                                                                   $ 12,056,273
                                                                                                                   ------------
TELECOMMUNICATIONS - WIRELESS - 1.4%
America Movil S.A. de C.V., "L", ADR                                                              113,280          $  5,413,651
                                                                                                                   ------------
TOBACCO - 0.7%
Altria Group, Inc. (w)                                                                             43,040          $  2,835,906
                                                                                                                   ------------
TRUCKING - 1.1%
FedEx Corp.                                                                                        19,900          $  2,137,857
United Parcel Service, Inc., "B"                                                                   34,600             2,425,460
                                                                                                                   ------------
                                                                                                                   $  4,563,317
                                                                                                                   ------------
    TOTAL COMMON STOCKS                                                                                            $387,557,524
                                                                                                                   ------------
REPURCHASE AGREEMENTS - 5.1%
Merrill Lynch, 5.39%, dated 3/30/07, due 4/2/07, total to be received $20,574,237
(secured by various U.S. Treasury and Federal Agency obligations and Mortgage
Backed securities in a jointly traded account)                                                $20,565,000          $ 20,565,000
                                                                                                                   ------------
COLLATERAL FOR SECURITIES LOANED - 2.6%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                               10,568,789          $ 10,568,789
                                                                                                                   ------------
    TOTAL INVESTMENTS(k)                                                                                           $418,691,313
                                                                                                                   ------------
OTHER ASSETS, LESS LIABILITIES - (4.4)%                                                                             (17,671,295)
                                                                                                                   ------------
    NET ASSETS - 100.0%                                                                                            $401,020,018
                                                                                                                   ------------

(a) Non-income producing security.
(k) As of March 31, 2007, the series had one security that was fair valued, aggregating $246,831 and 0.06% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(w) When-issued security. At March 31, 2007, the series had sufficient cash and/or securities at least equal to the value of the when-issued security.

The following abbreviations are used in this report and are defined:
ADR         American Depository Receipt
GDR         Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - MASSACHUSETTS INVESTORS GROWTH STOCK SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 3/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $409,660,365
                                                                  ============
Gross unrealized appreciation                                     $ 23,551,453
Gross unrealized depreciation                                      (14,520,505)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $  9,030,948
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

                        MFS(R)/SUN LIFE SERIES TRUST

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2007

                        New Discovery Series

PORTFOLIO OF INVESTMENTS March 31, 2007 (Unaudited)

MFS/Sun Life Series Trust - New Discovery Series

ISSUER                                                                                             SHARES/PAR           VALUE ($)

COMMON STOCKS - 99.8%

AIRLINES - 0.5%
Allegiant Travel Co. (a)(l)                                                                            57,230        $  1,802,741
                                                                                                                     ------------

ALCOHOLIC BEVERAGES - 0.2%
Castle Brands, Inc. (a)                                                                                84,650        $    586,625
                                                                                                                     ------------

APPAREL MANUFACTURERS - 1.9%
Carter's, Inc. (a)                                                                                    169,750        $  4,301,465
Quiksilver, Inc. (a)(l)                                                                               226,690           2,629,604
                                                                                                                     ------------
                                                                                                                     $  6,931,069
                                                                                                                     ------------
BIOTECHNOLOGY - 3.2%
3SBio, Inc., ADR (a)                                                                                   83,380        $    918,848
CV Therapeutics, Inc. (a)(l)                                                                          129,820           1,021,683
Gen-Probe, Inc. (a)                                                                                    62,890           2,960,861
Keryx Biopharmaceuticals, Inc. (a)(l)                                                                  60,550             636,986
Millipore Corp. (a)(l)                                                                                 84,080           6,093,278
                                                                                                                     ------------
                                                                                                                     $ 11,631,656
                                                                                                                     ------------
BROKERAGE & ASSET MANAGERS - 1.6%
HFF, Inc., "A" (a)                                                                                    129,770        $  1,946,550
International Securities Exchange Holdings, Inc.                                                       39,190           1,912,472
Thomas Weisel Partners Group (a)                                                                       97,150           1,847,793
                                                                                                                     ------------
                                                                                                                     $  5,706,815
                                                                                                                     ------------
BUSINESS SERVICES - 6.6%
Bright Horizons Family Solutions, Inc. (a)(l)                                                          69,590        $  2,627,023
Corporate Executive Board Co. (l)                                                                     122,590           9,311,936
CoStar Group, Inc. (a)                                                                                 88,090           3,935,861
Global Payments, Inc. (l)                                                                             128,570           4,379,094
Syntel, Inc.                                                                                           25,440             881,496
Ultimate Software Group, Inc. (a)                                                                      99,810           2,614,024
                                                                                                                     ------------
                                                                                                                     $ 23,749,434
                                                                                                                     ------------
CHEMICALS - 0.9%
Nalco Holding Co.                                                                                     140,660        $  3,361,774
                                                                                                                     ------------

COMPUTER SOFTWARE - 6.0%
CommVault Systems, Inc. (a)(l)                                                                        137,340        $  2,224,908
Guidance Software, Inc. (a)                                                                           130,960           1,576,758
MSC.Software Corp. (a)                                                                                163,010           2,241,388
Opsware, Inc. (a)(l)                                                                                  518,710           3,760,648
TIBCO Software, Inc. (a)(l)                                                                           393,380           3,351,598
Transaction Systems Architects, Inc. (a)                                                              259,050           8,390,630
                                                                                                                     ------------
                                                                                                                     $ 21,545,930
                                                                                                                     ------------
CONSTRUCTION - 1.2%
Dayton Superior Corp. (a)                                                                             128,560        $  1,329,310
M.D.C. Holdings, Inc. (l)                                                                              58,730           2,823,151
                                                                                                                     ------------
                                                                                                                     $  4,152,461
                                                                                                                     ------------
CONSUMER GOODS & SERVICES - 5.4%
Central Garden & Pet Co., "A" (a)(l)                                                                  293,280        $  4,311,216
ITT Educational Services, Inc. (a)                                                                     42,450           3,459,251
Monster Worldwide, Inc. (a)(l)                                                                         37,870           1,793,902
New Oriental Education & Technology Group, ADR (a)(l)                                                 120,800           4,896,024
Strayer Education, Inc. (l)                                                                            39,060           4,882,500
                                                                                                                     ------------
                                                                                                                     $ 19,342,893
                                                                                                                     ------------
ELECTRICAL EQUIPMENT - 2.0%
MSC Industrial Direct Co., Inc., "A" (l)                                                               95,060        $  4,437,401
WESCO International, Inc. (a)                                                                          43,840           2,752,275
                                                                                                                     ------------
                                                                                                                     $  7,189,676
                                                                                                                     ------------
ELECTRONICS - 9.6%
ARM Holdings PLC                                                                                    2,585,810        $  6,818,046
ATMI, Inc. (a)                                                                                        151,300           4,625,241
Entegris, Inc. (a)                                                                                    312,417           3,342,862
FormFactor, Inc. (a)                                                                                   88,030           3,939,343
Hittite Microwave Corp. (a)(l)                                                                        166,970           6,707,185
Intersil Corp., "A"                                                                                   136,800           3,623,832
NetLogic Microsystems, Inc. (a)(l)                                                                     97,070           2,584,003
PLX Technology, Inc. (a)                                                                               88,160             858,678
Volterra Semiconductor Corp. (a)(l)                                                                   133,160           1,739,070
                                                                                                                     ------------
                                                                                                                     $ 34,238,260
                                                                                                                     ------------
ENERGY - INDEPENDENT - 2.7%
EXCO Resources, Inc. (a)                                                                              199,590        $  3,309,202
Goodrich Petroleum Corp. (a)                                                                           75,110           2,525,949
Kodiak Oil & Gas Corp. (a)(l)                                                                         308,130           1,608,439
Venoco, Inc. (a)                                                                                      122,140           2,181,420
                                                                                                                     ------------
                                                                                                                     $  9,625,010
                                                                                                                     ------------
ENGINEERING - CONSTRUCTION - 4.0%
InfraSource Services, Inc. (a)                                                                        123,980        $  3,785,109
North American Energy Partners, Inc. (a)                                                              323,850           6,829,997
Quanta Services, Inc. (a)(l)                                                                          147,170           3,711,627
                                                                                                                     ------------
                                                                                                                     $ 14,326,733
                                                                                                                     ------------
FOOD & BEVERAGES - 0.6%
Diamond Foods, Inc. (l)                                                                               134,480        $  2,239,092
                                                                                                                     ------------

FOOD & DRUG STORES - 0.4%
Susser Holdings Corp. (a)                                                                              91,980        $  1,595,853
                                                                                                                     ------------

FOREST & PAPER PRODUCTS - 0.7%
Universal Forest Products, Inc.                                                                        53,750        $  2,663,313
                                                                                                                     ------------

GAMING & LODGING - 0.8%
WMS Industries, Inc. (a)(l)                                                                            68,790        $  2,699,320
                                                                                                                     ------------

GENERAL MERCHANDISE - 1.1%
Stage Stores, Inc.                                                                                    167,065        $  3,894,285
                                                                                                                     ------------

INTERNET - 1.6%
CNET Networks, Inc. (a)(l)                                                                            401,760        $  3,499,330
Move, Inc. (a)(l)                                                                                     320,630           1,776,290
Vocus, Inc. (a)                                                                                        17,070             343,619
                                                                                                                     ------------
                                                                                                                     $  5,619,239
                                                                                                                     ------------
LEISURE & TOYS - 1.9%
Activision, Inc. (a)(l)                                                                               180,581        $  3,420,204
THQ, Inc. (a)(l)                                                                                       99,019           3,385,460
                                                                                                                     ------------
                                                                                                                     $  6,805,664
                                                                                                                     ------------
MACHINERY & TOOLS - 1.0%
Ritchie Bros. Auctioneers, Inc.                                                                        61,930        $  3,624,144
                                                                                                                     ------------

MEDICAL & HEALTH TECHNOLOGY & SERVICES - 5.1%
Healthcare Services Group, Inc.                                                                       137,640        $  3,943,386
IDEXX Laboratories, Inc. (a)                                                                           52,683           4,616,611
MWI Veterinary Supply, Inc. (a)(l)                                                                    190,470           6,285,510
VCA Antech, Inc. (a)                                                                                   52,000           1,888,120
WebMD Health Corp. (a)(l)                                                                              31,300           1,647,319
                                                                                                                     ------------
                                                                                                                     $ 18,380,946
                                                                                                                     ------------
MEDICAL EQUIPMENT - 11.3%
ABIOMED, Inc. (a)                                                                                     104,800        $  1,431,568
Advanced Medical Optics, Inc. (a)                                                                     171,050           6,363,060
Aspect Medical Systems, Inc. (a)(l)                                                                   317,730           4,953,411
AtriCure, Inc. (a)(l)                                                                                 120,060           1,225,813
Conceptus, Inc. (a)                                                                                   194,690           3,893,800
Cyberonics, Inc. (a)(l)                                                                               141,550           2,658,309
Dexcom, Inc. (a)(l)                                                                                   133,510           1,049,389
Haemonetics Corp. (a)(l)                                                                               52,000           2,431,000
Mindray Medical International Ltd., ADR                                                                68,150           1,622,652
NxStage Medical, Inc. (a)                                                                              88,250           1,175,490
Thoratec Corp. (a)                                                                                    264,650           5,531,185
Ventana Medical Systems, Inc. (a)                                                                     110,780           4,641,682
Volcano Corp. (a)(l)                                                                                  203,220           3,659,992
                                                                                                                     ------------
                                                                                                                     $ 40,637,351
                                                                                                                     ------------
NETWORK & TELECOM - 2.6%
NICE Systems Ltd., ADR (a)                                                                            279,170        $  9,497,363
                                                                                                                     ------------

OIL SERVICES - 2.8%
Dresser-Rand Group, Inc. (a)                                                                          185,860        $  5,661,296
Natural Gas Services Group, Inc. (a)(l)                                                                96,870           1,372,648
Universal Compression Holdings, Inc. (a)(l)                                                            42,660           2,887,229
                                                                                                                     ------------
                                                                                                                     $  9,921,173
                                                                                                                     ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 3.6%
Commerce Bancorp, Inc.                                                                                132,350        $  4,417,843
Nelnet, Inc., "A"                                                                                      70,060           1,679,338
New York Community Bancorp, Inc.                                                                      196,790           3,461,536
Signature Bank (a)(l)                                                                                 100,140           3,258,556
                                                                                                                     ------------
                                                                                                                     $ 12,817,273
                                                                                                                     ------------
PERSONAL COMPUTERS & PERIPHERALS - 2.0%
Mellanox Technologies Ltd. (a)                                                                        113,590        $  1,652,735
Nuance Communications, Inc. (a)(l)                                                                    370,605           5,673,963
                                                                                                                     ------------
                                                                                                                     $  7,326,698
                                                                                                                     ------------
PHARMACEUTICALS - 3.8%
Adams Respiratory Therapeutics, Inc. (a)(l)                                                           106,140        $  3,569,488
Cadence Pharmaceuticals, Inc. (a)(l)                                                                   91,530           1,354,644
Endo Pharmaceuticals Holdings, Inc. (a)                                                               119,420           3,510,948
Medicis Pharmaceutical Corp., "A"                                                                     145,530           4,485,235
Synta Pharmaceuticals Corp. (a)                                                                        71,290             575,310
                                                                                                                     ------------
                                                                                                                     $ 13,495,625
                                                                                                                     ------------
RAILROAD & SHIPPING - 0.8%
American Commercial Lines, Inc. (a)                                                                    91,000        $  2,861,950
                                                                                                                     ------------

RESTAURANTS - 5.4%
Chipotle Mexican Grill, Inc., "A" (a)(l)                                                               40,240        $  2,498,904
Panera Bread Co. (a)(l)                                                                                61,890           3,655,223
Peet's Coffee & Tea, Inc. (a)                                                                          66,400           1,833,968
Red Robin Gourmet Burgers, Inc. (a)                                                                   172,450           6,694,509
Texas Roadhouse, Inc., "A" (a)                                                                        317,080           4,518,390
                                                                                                                     ------------
                                                                                                                     $ 19,200,994
                                                                                                                     ------------
SPECIALTY CHEMICALS - 0.6%
Innophos Holdings, Inc.                                                                               122,430        $  2,116,815
                                                                                                                     ------------

SPECIALTY STORES - 5.6%
A.C. Moore Arts & Crafts, Inc. (a)(l)                                                                 154,850        $  3,304,499
CarMax, Inc. (a)                                                                                       90,260           2,214,980
Citi Trends, Inc. (a)                                                                                  58,300           2,491,742
Dick's Sporting Goods, Inc. (a)                                                                        56,290           3,279,455
Hibbett Sports, Inc. (a)                                                                               94,060           2,689,175
Monro Muffler Brake, Inc. (l)                                                                          63,000           2,211,300
Urban Outfitters, Inc. (a)                                                                            152,230           4,035,617
                                                                                                                     ------------
                                                                                                                     $ 20,226,768
                                                                                                                     ------------
TELEPHONE SERVICES - 1.2%
Level 3 Communications, Inc. (a)                                                                      681,480        $  4,157,028
                                                                                                                     ------------

TRUCKING - 1.1%
Landstar Systems, Inc.                                                                                 86,370        $  3,959,201
                                                                                                                     ------------

  TOTAL COMMON STOCKS                                                                                                $357,931,172
                                                                                                                     ------------

SHORT-TERM OBLIGATIONS -0.1%
New Center Asset Trust, 5.39%, due 4/02/07 (y)                                                   $    209,000        $    208,969
                                                                                                                     ------------

COLLATERAL FOR SECURITIES LOANED - 13.2%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                   47,259,439        $ 47,259,439
                                                                                                                     ------------
  TOTAL INVESTMENTS                                                                                                  $405,399,580
                                                                                                                     ------------
OTHER ASSETS, LESS LIABILITIES - (13.1)%                                                                              (46,852,450)
                                                                                                                     ------------
  NET ASSETS - 100.0%                                                                                                $358,547,130
                                                                                                                     ------------
(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR      American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - NEW DISCOVERY SERIES
SUPPLEMENTAL INFORMATION (UNAUDITED) 3/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $371,833,586
                                                                 ============
Gross unrealized appreciation                                    $ 46,564,117
Gross unrealized depreciation                                     (12,998,123)
                                                                 ------------
      Net unrealized appreciation (depreciation)                 $ 33,565,994
                                                                 ============

The aggregate cost above includes prior fiscal year end tax adjustments.

                        MFS(R)/SUN LIFE SERIES TRUST

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2007



                        Core Equity Series

PORTFOLIO OF INVESTMENTS 3/31/07 (Unaudited)
MFS/Sun Life Series Trust - Core Equity Series
ISSUER                                                                                         SHARES/PAR           VALUE ($)
COMMON STOCKS - 99.5%

AEROSPACE - 2.7%
Lockheed Martin Corp.                                                                               7,550          $   732,501
Precision Castparts Corp.                                                                           5,940              618,057
United Technologies Corp.                                                                          17,710            1,151,150
                                                                                                                   -----------
                                                                                                                   $ 2,501,708
                                                                                                                   -----------
APPAREL MANUFACTURERS - 1.1%
NIKE, Inc., "B"                                                                                     5,390          $   572,741
Quiksilver, Inc. (a)(l)                                                                            15,600              180,960
Under Armour, Inc. (a)(l)                                                                           4,590              235,467
                                                                                                                   -----------
                                                                                                                   $   989,168
                                                                                                                   -----------
AUTOMOTIVE - 1.1%
Harley-Davidson, Inc. (l)                                                                           3,510          $   206,212
Johnson Controls, Inc. (l)                                                                          6,220              588,536
Sauer-Danfoss, Inc.                                                                                 8,790              264,579
                                                                                                                   -----------
                                                                                                                   $ 1,059,327
                                                                                                                   -----------
BIOTECHNOLOGY - 2.1%
Amgen, Inc. (a)                                                                                    14,600          $   815,848
Celgene Corp. (a)                                                                                   5,330              279,612
CV Therapeutics, Inc. (a)                                                                          14,100              110,967
Genzyme Corp. (a)                                                                                   4,730              283,895
Human Genome Sciences, Inc. (a)(l)                                                                 11,540              122,555
Millipore Corp. (a)                                                                                 4,040              292,779
Neurochem, Inc. (a)(l)                                                                              4,950               74,646
                                                                                                                   -----------
                                                                                                                   $ 1,980,302
                                                                                                                   -----------
BROADCASTING - 2.8%
News Corp., "A"                                                                                    40,830          $   943,990
Viacom, Inc., "B" (a)                                                                              29,205            1,200,618
Walt Disney Co.                                                                                    11,700              402,831
                                                                                                                   -----------
                                                                                                                   $ 2,547,439
                                                                                                                   -----------
BROKERAGE & ASSET MANAGERS - 3.3%
Affiliated Managers Group, Inc. (a)(l)                                                              2,260          $   244,871
Chicago Mercantile Exchange Holdings, Inc., "A"                                                       710              378,047
Franklin Resources, Inc.                                                                            1,740              210,244
Goldman Sachs Group, Inc.                                                                           3,420              706,675
Lazard Ltd.                                                                                        14,360              720,585
Legg Mason, Inc. (l)                                                                                8,470              797,959
                                                                                                                   -----------
                                                                                                                   $ 3,058,381
                                                                                                                   -----------
BUSINESS SERVICES - 1.4%
Cognizant Technology Solutions Corp., "A" (a)                                                       3,210          $   283,347
Corporate Executive Board Co.                                                                       3,200              243,072
Fidelity National Information Services, Inc.                                                        4,200              190,932
First Data Corp.                                                                                   10,420              280,298
Global Payments, Inc.                                                                               4,760              162,126
Satyam Computer Services Ltd., ADR (l)                                                              6,450              146,415
                                                                                                                   -----------
                                                                                                                   $ 1,306,190
                                                                                                                   -----------
CABLE TV - 0.8%
Cablevision Systems Corp., "A"                                                                      9,000          $   273,870
Comcast Corp., "Special A" (a)                                                                     17,220              438,593
                                                                                                                   -----------
                                                                                                                   $   712,463
                                                                                                                   -----------
CHEMICALS - 0.9%
Monsanto Co.                                                                                       14,930          $   820,553
                                                                                                                   -----------
COMPUTER SOFTWARE - 3.8%
Adobe Systems, Inc. (a)                                                                            20,260          $   844,842
Cognos, Inc. (a)                                                                                   11,200              441,168
CommVault Systems, Inc. (a)(l)                                                                     11,470              185,814
MSC.Software Corp. (a)                                                                             42,002              577,527
Oracle Corp. (a)                                                                                   58,190            1,054,985
Symantec Corp. (a)                                                                                 11,430              197,739
Transaction Systems Architects, Inc. (a)                                                            5,170              167,456
                                                                                                                   -----------
                                                                                                                   $ 3,469,531
                                                                                                                   -----------
COMPUTER SOFTWARE - SYSTEMS - 2.3%
Apple Computer, Inc. (a)                                                                            6,120          $   568,609
Hewlett-Packard Co.                                                                                25,270            1,014,338
International Business Machines Corp.                                                               5,800              546,708
                                                                                                                   -----------
                                                                                                                   $ 2,129,655
                                                                                                                   -----------
CONSTRUCTION - 0.6%
D.R. Horton, Inc. (l)                                                                               5,670          $   124,740
Masco Corp.                                                                                        16,220              444,428
                                                                                                                   -----------
                                                                                                                   $   569,168
                                                                                                                   -----------
CONSUMER GOODS & SERVICES - 3.1%
Avon Products, Inc.                                                                                14,510          $   540,643
eBay, Inc. (a)                                                                                      6,480              214,812
Estee Lauder Cos., Inc., "A" (l)                                                                   12,420              606,717
ITT Educational Services, Inc. (a)                                                                  2,900              236,321
Monster Worldwide, Inc. (a)                                                                         5,150              243,956
Physicians Formula Holdings, Inc. (a)                                                               1,280               24,166
Scotts Miracle-Gro Co.                                                                             19,440              855,943
Strayer Education, Inc.                                                                             1,460              182,500
                                                                                                                   -----------
                                                                                                                   $ 2,905,058
                                                                                                                   -----------
CONTAINERS - 0.6%
Crown Holdings, Inc. (a)                                                                            7,570          $   185,162
Owens-Illinois, Inc. (a)                                                                            8,610              221,880
Smurfit-Stone Container Corp. (a)(l)                                                               10,320              116,203
                                                                                                                   -----------
                                                                                                                   $   523,245
                                                                                                                   -----------
ELECTRICAL EQUIPMENT - 2.5%
Danaher Corp.                                                                                       9,100          $   650,195
MSC Industrial Direct Co., Inc., "A"                                                                2,680              125,102
Rockwell Automation, Inc.                                                                          19,710            1,180,038
Tyco International Ltd.                                                                            11,970              377,653
                                                                                                                   -----------
                                                                                                                   $ 2,332,988
                                                                                                                   -----------
ELECTRONICS - 3.4%
Applied Materials, Inc.                                                                            15,720          $   287,990
ASML Holding N.V. (a)(l)                                                                           10,730              265,567
Hittite Microwave Corp. (a)(l)                                                                      5,290              212,499
Intel Corp.                                                                                        51,970              994,186
Intersil Corp., "A"                                                                                 7,420              196,556
Marvell Technology Group Ltd. (a)                                                                  24,200              406,802
NetLogic Microsystems, Inc. (a)(l)                                                                  6,660              177,289
SanDisk Corp. (a)                                                                                  13,110              574,218
                                                                                                                   -----------
                                                                                                                   $ 3,115,107
                                                                                                                   -----------
ENERGY - INDEPENDENT - 2.1%
Apache Corp.                                                                                        4,740          $   335,118
CONSOL Energy, Inc.                                                                                 4,540              177,650
Devon Energy Corp.                                                                                  6,110              422,934
EOG Resources, Inc.                                                                                 6,420              458,003
Occidental Petroleum Corp.                                                                         11,440              564,106
                                                                                                                   -----------
                                                                                                                   $ 1,957,811
                                                                                                                   -----------
ENERGY - INTEGRATED - 5.1%
Chevron Corp.                                                                                      15,060          $ 1,113,838
Exxon Mobil Corp.                                                                                  37,456            2,826,055
Hess Corp.                                                                                         13,610              754,947
                                                                                                                   -----------
                                                                                                                   $ 4,694,840
                                                                                                                   -----------
ENGINEERING - CONSTRUCTION - 0.6%
North American Energy Partners, Inc. (a)                                                           26,830          $   565,845
                                                                                                                   -----------
FOOD & BEVERAGES - 2.0%
General Mills, Inc.                                                                                 6,480          $   377,266
Kellogg Co.                                                                                         9,130              469,556
Kraft Foods, Inc. (w)                                                                               4,676              148,276
PepsiCo, Inc.                                                                                       8,727              554,688
Tyson Foods, Inc., "A"                                                                             13,910              269,993
                                                                                                                   -----------
                                                                                                                   $ 1,819,779
                                                                                                                   -----------
FOOD & DRUG STORES - 1.1%
CVS Corp.                                                                                          11,260          $   384,416
Kroger Co.                                                                                          9,930              280,523
SUPERVALU, Inc. (l)                                                                                 9,860              385,230
                                                                                                                   -----------
                                                                                                                   $ 1,050,169
                                                                                                                   -----------
FOREST & PAPER PRODUCTS - 0.2%
MeadWestvaco Corp.                                                                                  7,070          $   218,039
                                                                                                                   -----------
GAMING & LODGING - 0.8%
Hilton Hotels Corp.                                                                                 8,090          $   290,916
International Game Technology                                                                       6,410              258,836
Penn National Gaming, Inc. (a)                                                                      3,910              165,862
Royal Caribbean Cruises Ltd.                                                                        1,570               66,191
                                                                                                                   -----------
                                                                                                                   $   781,805
                                                                                                                   -----------
GENERAL MERCHANDISE - 1.5%
Family Dollar Stores, Inc.                                                                         15,450          $   457,629
Federated Department Stores, Inc. (l)                                                              14,470              651,874
Stage Stores, Inc.                                                                                 13,170              306,993
                                                                                                                   -----------
                                                                                                                   $ 1,416,496
                                                                                                                   -----------
HEALTH MAINTENANCE ORGANIZATIONS - 1.2%
UnitedHealth Group, Inc.                                                                           12,940          $   685,432
WellPoint, Inc. (a)                                                                                 5,370              435,507
                                                                                                                   -----------
                                                                                                                   $ 1,120,939
                                                                                                                   -----------
INSURANCE - 3.7%
Aflac, Inc.                                                                                         7,370          $   346,832
Allied World Assurance Co. Holdings
Ltd.                                                                                                9,820              419,805
Chubb Corp.                                                                                        11,920              615,906
Genworth Financial, Inc., "A"                                                                      14,030              490,208
MetLife, Inc.                                                                                      10,130              639,710
Prudential Financial, Inc.                                                                          1,390              125,461
Travelers Cos., Inc.                                                                               15,470              800,882
                                                                                                                   -----------
                                                                                                                   $ 3,438,804
                                                                                                                   -----------
INTERNET - 1.0%
CNET Networks, Inc. (a)(l)                                                                         33,510          $   291,872
Google, Inc., "A" (a)                                                                                 940              430,670
Move, Inc. (a)                                                                                     27,980              155,009
                                                                                                                   -----------
                                                                                                                   $   877,551
                                                                                                                   -----------
LEISURE & TOYS - 0.5%
Electronic Arts, Inc. (a)                                                                           3,280          $   165,181
Scientific Games Corp. (a)(l)                                                                       3,210              105,384
THQ, Inc. (a)                                                                                       5,100              174,369
                                                                                                                   -----------
                                                                                                                   $   444,934
                                                                                                                   -----------
MACHINERY & TOOLS - 1.1%
Deere & Co.                                                                                         5,510          $   598,606
Eaton Corp.                                                                                         5,360              447,882
                                                                                                                   -----------
                                                                                                                   $ 1,046,488
                                                                                                                   -----------
MAJOR BANKS - 6.1%
Bank of America Corp.                                                                              28,618          $ 1,460,090
Bank of New York Co., Inc.                                                                         23,230              941,977
JPMorgan Chase & Co.                                                                               30,470            1,474,139
PNC Financial Services Group, Inc.                                                                  4,330              311,630
State Street Corp.                                                                                 15,730            1,018,517
SunTrust Banks, Inc.                                                                                5,340              443,434
                                                                                                                   -----------
                                                                                                                   $ 5,649,787
                                                                                                                   -----------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.8%
Cardinal Health, Inc.                                                                               1,710          $   124,744
Healthcare Services Group, Inc.                                                                     4,660              133,509
MWI Veterinary Supply, Inc. (a)                                                                    14,240              469,920
                                                                                                                   -----------
                                                                                                                   $   728,173
                                                                                                                   -----------
MEDICAL EQUIPMENT - 2.2%
Advanced Medical Optics, Inc. (a)                                                                   8,580          $   319,176
Aspect Medical Systems, Inc. (a)                                                                   25,530              398,013
Boston Scientific Corp. (a)                                                                        30,020              436,491
Cooper Cos., Inc. (l)                                                                               4,310              209,552
Cyberonics, Inc. (a)(l)                                                                             9,310              174,842
Medtronic, Inc.                                                                                     1,800               88,308
St. Jude Medical, Inc. (a)                                                                          6,140              230,925
Thoratec Corp. (a)                                                                                  8,990              187,891
                                                                                                                   -----------
                                                                                                                   $ 2,045,198
                                                                                                                   -----------
METALS & MINING - 0.9%
BHP Billiton PLC                                                                                   29,650          $   661,018
Inmet Mining Corp.                                                                                  3,640              200,468
                                                                                                                   -----------
                                                                                                                   $   861,486
                                                                                                                   -----------
NATURAL GAS - PIPELINE - 0.9%
Williams Cos., Inc.                                                                                28,790          $   819,363
                                                                                                                   -----------
NETWORK & TELECOM - 2.2%
Cisco Systems, Inc. (a)                                                                            43,300          $ 1,105,449
NICE Systems Ltd., ADR (a)                                                                         13,010              442,600
Nortel Networks Corp. (a)                                                                           6,138              147,619
Sonus Networks, Inc. (a)(l)                                                                        41,940              338,456
                                                                                                                   -----------
                                                                                                                   $ 2,034,124
                                                                                                                   -----------
OIL SERVICES - 1.3%
Dresser-Rand Group, Inc. (a)                                                                       11,160          $   339,934
National Oilwell Varco, Inc. (a)                                                                    2,040              158,692
Natural Gas Services Group, Inc. (a)(l)                                                             9,810              139,008
Noble Corp.                                                                                         7,540              593,247
                                                                                                                   -----------
                                                                                                                   $ 1,230,881
                                                                                                                   -----------
OTHER BANKS & DIVERSIFIED FINANCIALS - 5.5%
American Express Co.                                                                               19,420          $ 1,095,288
Bank of Hawaii Corp.                                                                                7,720              409,392
Commerce Bancorp, Inc.                                                                             15,730              525,067
Countrywide Financial Corp.                                                                        30,830            1,037,121
Euro Dekania Ltd., IEU (a)(z)                                                                      33,640              449,246
Fannie Mae                                                                                         12,200              665,876
SLM Corp.                                                                                          23,080              943,972
                                                                                                                   -----------
                                                                                                                   $ 5,125,962
                                                                                                                   -----------
PERSONAL COMPUTERS & PERIPHERALS - 1.0%
EMC Corp. (a)                                                                                      49,100          $   680,035
Network Appliance, Inc. (a)                                                                         7,100              259,292
                                                                                                                   -----------
                                                                                                                   $   939,327
                                                                                                                   -----------
PHARMACEUTICALS - 5.5%
Allergan, Inc.                                                                                      8,230          $   912,049
Bristol-Myers Squibb Co.                                                                           24,410              677,622
Eli Lilly & Co.                                                                                    25,920            1,392,163
Endo Pharmaceuticals Holdings, Inc. (a)                                                             6,510              191,394
Medicis Pharmaceutical Corp., "A"                                                                   4,060              125,129
Wyeth                                                                                              36,410            1,821,592
                                                                                                                   -----------
                                                                                                                   $ 5,119,949
                                                                                                                   -----------
RAILROAD & SHIPPING - 0.7%
Burlington Northern Santa Fe Corp.                                                                  5,760          $   463,277
Norfolk Southern Corp.                                                                              3,370              170,522
                                                                                                                   -----------
                                                                                                                   $   633,799
                                                                                                                   -----------
REAL ESTATE - 2.3%
Alesco Financial, Inc., REIT (l)                                                                   49,910          $   434,716
BRE Properties, Inc., REIT                                                                          7,480              472,362
Macerich Co., REIT                                                                                  4,660              430,398
Maguire Properties, Inc., REIT                                                                     10,370              368,757
Tanger Factory Outlet Centers, Inc., REIT (l)                                                      11,100              448,329
                                                                                                                   -----------
                                                                                                                   $ 2,154,562
                                                                                                                   -----------
RESTAURANTS - 1.0%
Chipotle Mexican Grill, Inc., "A" (a)(l)                                                            1,750          $   108,675
Panera Bread Co. (a)(l)                                                                             4,640              274,038
Red Robin Gourmet Burgers, Inc. (a)                                                                 9,470              367,625
Texas Roadhouse, Inc., "A" (a)                                                                     13,570              193,373
                                                                                                                   -----------
                                                                                                                   $   943,711
                                                                                                                   -----------
SPECIALTY CHEMICALS - 1.8%
Air Products & Chemicals, Inc. (l)                                                                  8,560          $   633,098
Albemarle Corp.                                                                                     5,080              210,007
Cytec Industries, Inc.                                                                              3,240              182,218
Praxair, Inc.                                                                                      10,350              651,636
                                                                                                                   -----------
                                                                                                                   $ 1,676,959
                                                                                                                   -----------
SPECIALTY STORES - 3.0%
Advance Auto Parts, Inc.                                                                            4,140          $   159,597
Aeropostale, Inc. (a)                                                                               5,060              203,564
Cost Plus, Inc. (a)(l)                                                                              4,400               44,000
Dick's Sporting Goods, Inc. (a)                                                                     9,020              525,505
Lowe's Cos., Inc.                                                                                  28,240              889,278
Staples, Inc.                                                                                      10,690              276,230
Urban Outfitters, Inc. (a)                                                                         13,320              353,113
Williams-Sonoma, Inc. (l)                                                                           8,070              286,162
                                                                                                                   -----------
                                                                                                                   $ 2,737,449
                                                                                                                   -----------
TELECOMMUNICATIONS - WIRELESS - 0.5%
Rogers Communications, Inc., "B"                                                                   14,130          $   463,116
                                                                                                                   -----------
TELEPHONE SERVICES - 3.2%
AT&T, Inc.                                                                                         36,910          $ 1,455,361
Qwest Communications International, Inc. (a)                                                       54,280              487,977
TELUS Corp. (non-voting shares)                                                                    20,140            1,006,476
                                                                                                                   -----------
                                                                                                                   $ 2,949,814
                                                                                                                   -----------
TOBACCO - 2.5%
Altria Group, Inc. (w)                                                                             35,000          $ 2,306,150
                                                                                                                   -----------
TRUCKING - 1.0%
FedEx Corp.                                                                                         3,210          $   344,850
UTi Worldwide, Inc. (l)                                                                            21,540              529,453
                                                                                                                   -----------
                                                                                                                   $   874,303
                                                                                                                   -----------
UTILITIES - ELECTRIC POWER - 3.7%
Constellation Energy Group, Inc.                                                                    3,460          $   300,847
Dominion Resources, Inc.                                                                            5,210              462,492
DPL, Inc.                                                                                           9,860              306,547
Edison International                                                                                4,970              244,176
Entergy Corp.                                                                                       5,250              550,830
FPL Group, Inc.                                                                                     8,780              537,073
NRG Energy, Inc. (a)                                                                                7,270              523,731
Public Service Enterprise Group, Inc.                                                               5,460              453,398
                                                                                                                   -----------
                                                                                                                   $ 3,379,094
                                                                                                                   -----------
    TOTAL COMMON STOCKS                                                                                            $92,126,990
                                                                                                                   -----------
REPURCHASE AGREEMENTS - 0.5%
Merrill Lynch, 5.39%, dated 3/30/07, due 4/02/07, total to be received $444,199
(secured by various U.S. Treasury and Federal Agency obligations and Mortgage
Backed securities in a jointly traded account)                                                 $  444,000          $   444,000
                                                                                                                   -----------
COLLATERAL FOR SECURITIES LOANED - 7.9%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                7,303,924            7,303,924
                                                                                                                   -----------

    TOTAL INVESTMENTS (k)                                                                                          $99,874,914
                                                                                                                   -----------
OTHER ASSETS, LESS LIABILITIES - (7.9)%                                                                             (7,331,788)
                                                                                                                   -----------
    NET ASSETS - 100.0%                                                                                            $92,543,126
                                                                                                                   -----------

(a) Non-income producing security.
(k) As of March 31, 2007, the series had two securities that were fair valued, aggregating $597,522 and 0.60% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(w) When-issued security. At March 31, 2007, the series had sufficient cash and/or securities at least equal to the value of the when-issued security.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                                     ACQUISITION       ACQUISITION          CURRENT         TOTAL % OF
RESTRICTED SECURITIES                                    DATE              COST          MARKET VALUE       NET ASSETS
----------------------------------------------------------------------------------------------------------------------
Euro Dekania Ltd., IEU                                3/08/2007          $441,895          $449,246            0.5%
----------------------------------------------------------------------------------------------------------------------

The following abbreviations are used in this report and are defined:
ADR      American Depository Receipt
IEU      International Equity Unit
REIT     Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - CORE EQUITY SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 03/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $91,759,026
                                                                   ===========
Gross unrealized appreciation                                      $10,513,694
Gross unrealized depreciation                                       (2,397,806)
                                                                   -----------
      Net unrealized appreciation (depreciation)                   $ 8,115,888
                                                                   ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At March 31, 2007, the value of securities loaned was $7,793,249. These loans were collateralized by cash of $7,303,924 and U.S.Treasury obligations of $668,716.

                        MFS(R)/SUN LIFE SERIES TRUST

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2007

                        Research International Series

PORTFOLIO OF INVESTMENTS March 31, 2007 (Unaudited)

MFS/Sun Life Series Trust - Research International Series

ISSUER                                                                                             SHARES/PAR           VALUE ($)

COMMON STOCKS - 98.7%

AEROSPACE - 0.9%
Finmeccanica S.p.A. (l)                                                                                88,530        $  2,663,664
                                                                                                                     ------------

ALCOHOLIC BEVERAGES - 1.7%
Grupo Modelo S.A. de C.V., "C"                                                                         68,340        $    349,792
Heineken N.V                                                                                           60,400           3,158,693
Pernod Ricard S.A. (l)                                                                                  7,101           1,439,714
                                                                                                                     ------------
                                                                                                                     $  4,948,199
                                                                                                                     ------------
APPAREL MANUFACTURERS - 3.0%
Adidas AG                                                                                              78,640        $  4,298,461
Li & Fung Ltd.                                                                                        469,600           1,482,421
LVMH Moet Hennessy Louis Vuitton S.A. (l)                                                              25,160           2,790,475
                                                                                                                     ------------
                                                                                                                     $  8,571,357
                                                                                                                     ------------
AUTOMOTIVE - 5.2%
Bayerische Motoren Werke AG                                                                            55,330        $  3,263,742
Bridgestone Corp. (l)                                                                                 199,300           3,984,477
Continental AG                                                                                         28,680           3,705,978
Honda Motor Co. Ltd. (l)                                                                              120,500           4,204,380
                                                                                                                     ------------
                                                                                                                     $ 15,158,577
                                                                                                                     ------------
BIOTECHNOLOGY - 0.7%
Actelion Ltd. (a)                                                                                       8,910        $  2,076,825
                                                                                                                     ------------

BROADCASTING - 3.1%
Antena 3 de Television S.A. (l)                                                                        62,215        $  1,390,844
Grupo Televisa S.A., ADR                                                                               26,760             797,448
Nippon Television Network Corp.                                                                         5,710             938,282
WPP Group PLC                                                                                         390,040           5,909,604
                                                                                                                     ------------
                                                                                                                     $  9,036,178
                                                                                                                     ------------
BROKERAGE & ASSET MANAGERS - 0.8%
EFG International                                                                                      45,570        $  1,987,500
Nomura Holdings, Inc.                                                                                  20,400             423,104
                                                                                                                     ------------
                                                                                                                     $  2,410,604
                                                                                                                     ------------
BUSINESS SERVICES - 0.9%
Mitsubishi Corp.                                                                                      109,200        $  2,535,439
                                                                                                                     ------------

CHEMICALS - 4.2%
Bayer AG                                                                                               99,330        $  6,345,990
Syngenta AG                                                                                            16,742           3,203,189
Umicore                                                                                                14,750           2,621,790
                                                                                                                     ------------
                                                                                                                     $ 12,170,969
                                                                                                                     ------------
COMPUTER SOFTWARE - 0.4%
SAP AG (l)                                                                                             24,180        $  1,077,557
                                                                                                                     ------------

COMPUTER SOFTWARE - SYSTEMS - 0.5%
Cap Gemini S.A                                                                                         18,170        $  1,382,870
                                                                                                                     ------------

CONGLOMERATES - 1.9%
Siemens AG                                                                                             39,510        $  4,222,147
Smiths Group PLC                                                                                       69,890           1,413,731
                                                                                                                     ------------
                                                                                                                     $  5,635,878
                                                                                                                     ------------
CONSTRUCTION - 1.3%
CRH PLC                                                                                                71,010        $  3,034,571
Siam Cement Public Co. Ltd.                                                                           119,700             820,566
                                                                                                                     ------------
                                                                                                                     $  3,855,137
                                                                                                                     ------------
CONSUMER GOODS & SERVICES - 2.2%
Kao Corp. (l)                                                                                         104,000        $  3,036,725
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                            131,610             593,303
Reckitt Benckiser PLC                                                                                  51,880           2,701,148
                                                                                                                     ------------
                                                                                                                     $  6,331,176
                                                                                                                     ------------
ELECTRICAL EQUIPMENT - 2.2%
OMRON Corp.                                                                                            81,300        $  2,187,877
Schneider Electric S.A. (l)                                                                            32,134           4,078,057
Schneider Electric S.A. (a)                                                                             1,870             229,751
                                                                                                                     ------------
                                                                                                                     $  6,495,685
                                                                                                                     ------------
ELECTRONICS - 5.5%
ARM Holdings PLC                                                                                      532,450        $  1,403,919
ASML Holding N.V. (a)                                                                                 102,860           2,539,868
Funai Electric Co. Ltd. (l)                                                                            13,200           1,260,665
Konica Minolta Holdings, Inc. (l)                                                                     141,500           1,850,388
Nippon Electric Glass Co. Ltd.                                                                         61,500           1,068,477
Royal Philips Electronics N.V. (l)                                                                     85,580           3,267,490
Samsung Electronics Co. Ltd.                                                                            6,082           3,635,287
Venture Corp. Ltd.                                                                                     86,000             827,523
                                                                                                                     ------------
                                                                                                                     $ 15,853,617
                                                                                                                     ------------
ENERGY - INTEGRATED - 7.1%
BG Group PLC                                                                                           85,440        $  1,232,321
OAO Gazprom, ADR (l)                                                                                   31,090           1,302,671
Petroleo Brasileiro S.A., ADR                                                                           5,810             578,153
Royal Dutch Shell PLC, "A"                                                                            202,900           6,751,249
Sasol Ltd.                                                                                             27,460             913,164
Statoil A.S.A. (l)                                                                                    136,890           3,726,813
TOTAL S.A. (l)                                                                                         85,800           6,009,808
                                                                                                                     ------------
                                                                                                                     $ 20,514,179
                                                                                                                     ------------
FOOD & BEVERAGES - 2.6%
Nestle S.A                                                                                             17,584        $  6,847,949
Nong Shim Co. Ltd.                                                                                      2,841             739,844
                                                                                                                     ------------
                                                                                                                     $  7,587,793
                                                                                                                     ------------
FOOD & DRUG STORES - 0.5%
Lawson, Inc. (l)                                                                                       37,300        $  1,429,609
                                                                                                                     ------------

INSURANCE - 1.9%
AXA (l)                                                                                               129,750        $  5,499,739
                                                                                                                     ------------

INTERNET - 0.2%
Universo Online S.A., IPS (a)                                                                         108,200        $    571,464
                                                                                                                     ------------

LEISURE & TOYS - 1.3%
Konami Corp. (l)                                                                                       69,200        $  1,850,503
NAMCO BANDAI Holdings, Inc. (l)                                                                       122,000           1,895,894
                                                                                                                     ------------
                                                                                                                     $  3,746,397
                                                                                                                     ------------
MACHINERY & TOOLS - 1.5%
Fanuc Ltd.                                                                                             27,600        $  2,550,852
GEA Group AG                                                                                           67,840           1,877,169
                                                                                                                     ------------
                                                                                                                     $  4,428,021
                                                                                                                     ------------
MAJOR BANKS - 14.6%
Barclays PLC                                                                                          355,180        $  5,038,976
BNP Paribas (l)                                                                                        50,799           5,304,374
BOC Hong Kong Holdings Ltd.                                                                         1,191,500           2,887,967
Credit Agricole S.A. (l)                                                                              127,848           4,983,745
Deutsche Postbank AG                                                                                   22,740           1,982,129
Erste Bank der Oesterreichischen
Sparkassen AG                                                                                          29,456           2,293,349
Korea Exchange Bank                                                                                    38,780             626,548
Mitsubishi UFJ Financial Group, Inc.                                                                      324           3,652,758
Royal Bank of Scotland Group PLC                                                                      145,330           5,673,557
Standard Chartered PLC                                                                                 68,300           1,967,525
Sumitomo Mitsui Financial Group, Inc.                                                                     444           4,033,108
UniCredito Italiano S.p.A. (l)                                                                        410,460           3,905,562
                                                                                                                     ------------
                                                                                                                     $ 42,349,598
                                                                                                                     ------------
METALS & MINING - 3.1%
BHP Billiton PLC                                                                                      294,330        $  6,561,799
Steel Authority of India Ltd.                                                                         750,665           1,974,025
TMK OAO, GDR (a)(z)                                                                                    10,610             356,496
                                                                                                                     ------------
                                                                                                                     $  8,892,320
                                                                                                                     ------------
NATURAL GAS - DISTRIBUTION - 1.0%
Gaz de France (l)                                                                                      27,640        $  1,282,318
Tokyo Gas Co. Ltd. (l)                                                                                268,000           1,484,551
                                                                                                                     ------------
                                                                                                                     $  2,766,869
                                                                                                                     ------------
OIL SERVICES - 0.4%
Saipem S.p.A                                                                                           41,020        $  1,196,947
                                                                                                                     ------------

OTHER BANKS & DIVERSIFIED FINANCIALS - 11.7%
Aeon Credit Service Co. Ltd.                                                                          146,500        $  2,463,329
Akbank T.A.S                                                                                           87,454             583,338
Banche Popolari Unite S.c.p.a                                                                         124,850           3,693,091
Banco Nossa Caixa S.A                                                                                  30,430             433,110
Bank of Cyprus Public Co. Ltd.                                                                         74,210           1,125,819
CSU Cardsystem S.A. (a)                                                                               100,860             556,688
Hana Financial Group, Inc.                                                                             34,330           1,777,074
HSBC Holdings PLC                                                                                     509,315           8,914,375
Sapporo Hokuyo Holdings, Inc.                                                                             115           1,152,001
Shinsei Bank Ltd. (l)                                                                                 275,000           1,319,029
SinoPac Holdings                                                                                    1,353,000             621,467
Suncorp-Metway Ltd.                                                                                   209,657           3,529,468
Turkiye Garanti Bankasi A.S                                                                           243,290           1,089,553
UBS AG                                                                                                 95,377           5,666,737
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                                                        9,540             834,368
                                                                                                                     ------------
                                                                                                                     $ 33,759,447
                                                                                                                     ------------
PHARMACEUTICALS - 5.7%
Astellas Pharma, Inc.                                                                                  62,500        $  2,683,911
GlaxoSmithKline PLC                                                                                   156,530           4,302,813
Novartis AG (l)                                                                                        72,970           3,999,377
Roche Holding AG                                                                                       31,410           5,557,233
                                                                                                                     ------------
                                                                                                                     $ 16,543,334
                                                                                                                     ------------
SPECIALTY CHEMICALS - 1.7%
Linde AG                                                                                               46,370        $  4,994,238
                                                                                                                     ------------

SPECIALTY STORES - 1.3%
Fast Retailing Co. Ltd. (l)                                                                            14,000        $  1,087,482
NEXT PLC                                                                                               61,420           2,718,052
                                                                                                                     ------------
                                                                                                                     $  3,805,534
                                                                                                                     ------------
TELECOMMUNICATIONS - WIRELESS - 3.0%
America Movil S.A. de C.V., "L", ADR                                                                   26,580        $  1,270,258
Philippine Long Distance Telephone Co.                                                                 26,360           1,376,596
Rogers Communications, Inc., "B"                                                                       41,580           1,362,800
Vodafone Group PLC                                                                                  1,702,980           4,540,538
                                                                                                                     ------------
                                                                                                                     $  8,550,192
                                                                                                                     ------------
TELEPHONE SERVICES - 2.3%
France Telecom S.A                                                                                     85,160        $  2,248,382
Telenor A.S.A                                                                                         127,990           2,273,881
TELUS Corp.                                                                                            44,210           2,258,429
                                                                                                                     ------------
                                                                                                                     $  6,780,692
                                                                                                                     ------------
UTILITIES - ELECTRIC POWER - 4.3%
British Energy Group PLC (a)                                                                          118,060        $  1,131,913
CEZ AS                                                                                                 23,780           1,066,941
E.ON AG (l)                                                                                            44,890           6,101,545
Equatorial Energia S.A., IEU                                                                          116,520           1,057,732
SUEZ S.A. (l)                                                                                          29,411           1,550,653
Tohoku Electric Power Co., Inc. (l)                                                                    57,000           1,439,817
                                                                                                                     ------------
                                                                                                                     $ 12,348,601
                                                                                                                     ------------
  TOTAL COMMON STOCKS                                                                                                $285,968,706
                                                                                                                     ------------

SHORT-TERM OBLIGATIONS - 0.1%
General Electric Capital Corp., 5.37%, due 4/02/07 (y)                                           $    281,000        $    280,958
                                                                                                                     ------------
COLLATERAL FOR SECURITIES LOANED - 21.8%
Navigator Securities Lending Prime
Portfolio, at Net Asset Value                                                                      63,001,591        $ 63,001,591
                                                                                                                     ------------
ISSUER                                      STRIKE PRICE            FIEST EXERCISE

RIGHTS - 0.0%
OTHER BANKS & DIVERSIFIED FINANCIALS - 0.0%
Suncorp-Metway Ltd.                            $15.50                   3/16/07                        27,642        $    118,572
                                                                                                                     ------------

  TOTAL INVESTMENTS(k)                                                                                               $349,369,827
                                                                                                                     ------------
OTHER ASSETS, LESS LIABILITIES - (20.6)%                                                                              (59,602,992)
                                                                                                                     ------------
  NET ASSETS - 100.0%                                                                                                $289,766,835
                                                                                                                     ------------

(a) Non-income producing security.
(k) As of March 31, 2007, the series had two securities that were fair valued, aggregating $475,068 and 0.14% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                 ACQUISITION            ACQUISITION            CURRENT               TOTAL % OF
RESTRICTED SECURITIES               DATE                     COST             MARKET VALUE           NET ASSETS
----------------------------------------------------------------------------------------------------------------
TMK OAO, GDR                      10/31/06               $224,856               $356,496               0.1%

The following abbreviations are used in this report and are defined:
ADR      American Depository Receipt
GDR      Global Depository Receipt
IEU      International Equity Unit
IPS      International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - RESEARCH INTERNATIONAL SERIES
SUPPLEMENTAL INFORMATION (UNAUDITED) 3/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $308,719,556
                                                                 ============
Gross unrealized appreciation                                    $ 45,726,724
Gross unrealized depreciation                                      (5,076,453)
                                                                 ------------
      Net unrealized appreciation (depreciation)                 $ 40,650,271
                                                                 ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2007, are as follows:

---------------------------------
United Kingdom              20.8%
---------------------------------
Japan                       16.8%
---------------------------------
Germany                     13.1%
---------------------------------
France                      12.7%
---------------------------------
Switzerland                 10.1%
---------------------------------
Italy                        4.0%
---------------------------------
Netherlands                  3.1%
---------------------------------
South Korea                  2.3%
---------------------------------
Norway                       2.1%
---------------------------------
Other Countries             15.0%
---------------------------------

                        MFS(R)/SUN LIFE SERIES TRUST

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2007



                        Strategic Growth Series

PORTFOLIO OF INVESTMENTS March 31, 2007 (Unaudited)
MFS/Sun Life Series Trust - Strategic Growth Series
ISSUER                                                                                         SHARES/PAR           VALUE ($)
COMMON STOCKS - 97.4%
AEROSPACE - 4.3%
Lockheed Martin Corp.                                                                              15,430          $ 1,497,019
United Technologies Corp.                                                                          22,550            1,465,750
                                                                                                                   -----------
                                                                                                                   $ 2,962,769
                                                                                                                   -----------
APPAREL MANUFACTURERS - 2.9%
Coach, Inc. (a)                                                                                    14,540          $   727,727
LVMH Moet Hennessy Louis Vuitton S.A. (l)                                                           3,010              333,837
NIKE, Inc., "B"                                                                                     8,840              939,338
                                                                                                                   -----------
                                                                                                                   $ 2,000,902
                                                                                                                   -----------
AUTOMOTIVE - 1.5%
Harman International Industries, Inc. (l)                                                          10,930          $ 1,050,154
                                                                                                                   -----------
BIOTECHNOLOGY - 6.4%
Amgen, Inc. (a)                                                                                    13,330          $   744,880
Celgene Corp. (a)                                                                                  16,380              859,295
Genentech, Inc. (a)                                                                                10,240              840,909
Genzyme Corp. (a)                                                                                  17,890            1,073,758
Gilead Sciences, Inc. (a)                                                                           4,330              331,245
Millipore Corp. (a)                                                                                 7,640              553,671
                                                                                                                   -----------
                                                                                                                   $ 4,403,758
                                                                                                                   -----------
BROADCASTING - 3.3%
Grupo Televisa S.A., ADR                                                                           23,380          $   696,724
News Corp., "A"                                                                                    69,280            1,601,754
                                                                                                                   -----------
                                                                                                                   $ 2,298,478
                                                                                                                   -----------
BROKERAGE & ASSET MANAGERS - 3.5%
Charles Schwab Corp.                                                                               52,460          $   959,493
Chicago Mercantile Exchange Holdings, Inc., "A"                                                       940              500,512
Goldman Sachs Group, Inc.                                                                           4,680              967,028
                                                                                                                   -----------
                                                                                                                   $ 2,427,033
                                                                                                                   -----------
BUSINESS SERVICES - 5.8%
Amdocs Ltd. (a)                                                                                    27,240          $   993,715
Cognizant Technology Solutions Corp., "A" (a)                                                      10,630              938,310
First Data Corp.                                                                                   52,290            1,406,601
Western Union Co.                                                                                  30,150              661,793
                                                                                                                   -----------
                                                                                                                   $ 4,000,419
                                                                                                                   -----------
CABLE TV - 0.4%
Comcast Corp., "A" (a)                                                                             12,000          $   311,400
                                                                                                                   -----------
CHEMICALS - 1.8%
Monsanto Co.                                                                                       22,880          $ 1,257,485
                                                                                                                   -----------
COMPUTER SOFTWARE - 3.7%
Adobe Systems, Inc. (a)                                                                            51,520          $ 2,148,384
Oracle Corp. (a)                                                                                   20,900              378,917
                                                                                                                   -----------
                                                                                                                   $ 2,527,301
                                                                                                                   -----------
COMPUTER SOFTWARE - SYSTEMS - 1.3%
Apple Computer, Inc. (a)                                                                            9,870          $   917,022
                                                                                                                   -----------
CONSUMER GOODS & SERVICES - 1.3%
eBay, Inc. (a)                                                                                     26,890          $   891,404
                                                                                                                   -----------
ELECTRICAL EQUIPMENT - 2.0%
Rockwell Automation, Inc.                                                                          22,570          $ 1,351,266
                                                                                                                   -----------
ELECTRONICS - 7.0%
Applied Materials, Inc.                                                                            58,770          $ 1,076,666
Intel Corp.                                                                                        75,160            1,437,811
Marvell Technology Group Ltd. (a)                                                                  45,770              769,394
Samsung Electronics Co. Ltd., GDR                                                                   1,941              590,549
SanDisk Corp. (a)                                                                                  22,600              989,880
                                                                                                                   -----------
                                                                                                                   $ 4,864,300
                                                                                                                   -----------
FOOD & BEVERAGES - 4.1%
Kraft Foods, Inc. (w)                                                                               9,487          $   300,833
Nestle S.A                                                                                          3,334            1,298,400
PepsiCo, Inc.                                                                                      19,610            1,246,412
                                                                                                                   -----------
                                                                                                                   $ 2,845,645
                                                                                                                   -----------
GAMING & LODGING - 1.2%
International Game Technology                                                                      20,020          $   808,408
                                                                                                                   -----------
GENERAL MERCHANDISE - 1.0%
Costco Wholesale Corp.                                                                             13,380          $   720,379
                                                                                                                   -----------
HEALTH MAINTENANCE ORGANIZATIONS - 1.4%
UnitedHealth Group, Inc.                                                                           17,670          $   935,980
                                                                                                                   -----------
INSURANCE - 0.4%
Aflac, Inc.                                                                                         5,910          $   278,125
                                                                                                                   -----------
INTERNET - 2.2%
Google, Inc., "A" (a)                                                                               3,350          $ 1,534,836
                                                                                                                   -----------
LEISURE & TOYS - 1.3%
Electronic Arts, Inc. (a)                                                                          17,250          $   868,710
                                                                                                                   -----------
MACHINERY & TOOLS - 1.3%
Deere & Co.                                                                                         8,160          $   886,502
                                                                                                                   -----------
MAJOR BANKS - 3.6%
Bank of New York Co., Inc.                                                                         29,720          $ 1,205,146
State Street Corp.                                                                                 19,940            1,291,115
                                                                                                                   -----------
                                                                                                                   $ 2,496,261
                                                                                                                   -----------
MEDICAL EQUIPMENT - 6.1%
Advanced Medical Optics, Inc. (a)                                                                  25,710          $   956,412
Cytyc Corp. (a)                                                                                    36,070            1,233,955
Medtronic, Inc.                                                                                    21,340            1,046,940
St. Jude Medical, Inc. (a)                                                                         26,380              992,152
                                                                                                                   -----------
                                                                                                                   $ 4,229,459
                                                                                                                   -----------
NETWORK & TELECOM - 6.0%
Cisco Systems, Inc. (a)                                                                            80,380          $ 2,052,101
Juniper Networks, Inc. (a)                                                                         47,280              930,470
Nokia Corp., ADR                                                                                   10,800              247,536
QUALCOMM, Inc.                                                                                     15,390              656,537
Research In Motion Ltd. (a)                                                                         1,900              259,331
                                                                                                                   -----------
                                                                                                                   $ 4,145,975
                                                                                                                   -----------
OIL SERVICES - 2.9%
GlobalSantaFe Corp.                                                                                18,900          $ 1,165,752
National Oilwell Varco, Inc. (a)                                                                   10,730              834,687
                                                                                                                   -----------
                                                                                                                   $ 2,000,439
                                                                                                                   -----------
OTHER BANKS & DIVERSIFIED FINANCIALS - 4.1%
American Express Co.                                                                               24,230          $ 1,366,572
UBS AG                                                                                             24,260            1,441,772
                                                                                                                   -----------
                                                                                                                   $ 2,808,344
                                                                                                                   -----------
PERSONAL COMPUTERS & PERIPHERALS - 1.1%
EMC Corp. (a)                                                                                      31,590          $   437,521
Network Appliance, Inc. (a)                                                                         9,630              351,688
                                                                                                                   -----------
                                                                                                                   $   789,209
                                                                                                                   -----------
PHARMACEUTICALS - 5.8%
Allergan, Inc.                                                                                     11,100          $ 1,230,102
GlaxoSmithKline PLC                                                                                37,720            1,036,875
Roche Holding AG                                                                                    9,760            1,726,794
                                                                                                                   -----------
                                                                                                                   $ 3,993,771
                                                                                                                   -----------
SPECIALTY STORES - 2.7%
Lowe's Cos., Inc.                                                                                  33,760          $ 1,063,102
Staples, Inc.                                                                                      31,680              818,611
                                                                                                                   -----------
                                                                                                                   $ 1,881,713
                                                                                                                   -----------
TELECOMMUNICATIONS - WIRELESS - 1.8%
America Movil S.A. de C.V., "L", ADR                                                               25,450          $ 1,216,255
                                                                                                                   -----------
TELEPHONE SERVICES - 3.9%
American Tower Corp., "A" (a)                                                                      32,200          $ 1,254,190
AT&T, Inc.                                                                                         19,700              776,771
Qwest Communications International, Inc. (a)                                                       71,340              641,347
                                                                                                                   -----------
                                                                                                                   $ 2,672,308
                                                                                                                   -----------
TOBACCO - 1.3%
Altria Group, Inc. (w)                                                                             13,710          $   903,352
                                                                                                                   -----------
    TOTAL COMMON STOCKS                                                                                            $67,279,362
                                                                                                                   -----------
SHORT-TERM OBLIGATIONS - 2.4%
General Electric Capital Corp., 5.37%, due 4/02/07 (y)                                         $1,617,000          $ 1,616,759
                                                                                                                   -----------
COLLATERAL FOR SECURITIES LOANED - 2.0%
Navigator Securities Lending Prime  Portfolio, at Net Asset Value                               1,406,946          $ 1,406,946
                                                                                                                   -----------
    TOTAL INVESTMENTS (k)                                                                                          $70,303,067
                                                                                                                   -----------
OTHER ASSETS, LESS LIABILITIES - (1.8)%                                                                             (1,228,533)
                                                                                                                   -----------
    NET ASSETS - 100.0%                                                                                            $69,074,534
                                                                                                                   -----------

(a) Non-income producing security.
(k) As of March 31, 2007, the series had one security that was fair valued, aggregating $300,833 and 0.43% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(w) When-issued security. At March 31, 2007, the series had sufficient cash and/or securities at least equal to the value of the when-issued security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR      American Depository Receipt
GDR      Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - STRATEGIC GROWTH SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 03/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $65,604,756
                                                                   ===========
Gross unrealized appreciation                                      $ 6,694,446
Gross unrealized depreciation                                       (1,996,135)
                                                                   -----------
      Net unrealized appreciation (depreciation)                   $ 4,698,311
                                                                   ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

                        MFS(R)/SUN LIFE SERIES TRUST

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2007

                        Technology Series

PORTFOLIO OF INVESTMENTS March 31, 2007 (Unaudited)

MFS/Sun Life Series Trust - Technology Series

ISSUER                                                                                             SHARES/PAR           VALUE ($)

COMMON STOCKS - 96.8%

BROADCASTING - 2.8%
Sirius Satellite Radio, Inc. (a)                                                                       81,745        $    261,584
XM Satellite Radio Holdings, Inc., "A" (a)                                                             25,800             333,336
                                                                                                                     ------------
                                                                                                                     $    594,920
                                                                                                                     ------------
BUSINESS SERVICES - 6.0%
Amdocs Ltd. (a)(l)                                                                                      9,950        $    362,976
First Data Corp.                                                                                       21,250             571,625
Global Payments, Inc. (l)                                                                              10,340             352,180
                                                                                                                     ------------
                                                                                                                     $  1,286,781
                                                                                                                     ------------
COMPUTER SOFTWARE - 19.5%
Adobe Systems, Inc. (a)(l)                                                                             18,040        $    752,268
Business Objects S.A., ADR (a)(l)                                                                       5,900             213,521
Cognos, Inc. (a)                                                                                       13,630             536,886
Hyperion Solutions Corp. (a)                                                                            3,300             171,039
MSC.Software Corp. (a)                                                                                 76,971           1,058,351
Oracle Corp. (a)                                                                                       46,710             846,852
salesforce.com, Inc. (a)(l)                                                                             3,800             162,716
Symantec Corp. (a)                                                                                     10,751             185,992
Transaction Systems Architects, Inc. (a)                                                                6,800             220,252
                                                                                                                     ------------
                                                                                                                     $  4,147,877
                                                                                                                     ------------
COMPUTER SOFTWARE - SYSTEMS - 3.3%
Cray, Inc. (a)(l)                                                                                      27,210        $    375,226
Salary.com, Inc. (a)                                                                                   30,330             337,573
                                                                                                                     ------------
                                                                                                                     $    712,799
                                                                                                                     ------------
CONSUMER GOODS & SERVICES - 2.0%
ITT Educational Services, Inc. (a)                                                                      2,720        $    221,653
Monster Worldwide, Inc. (a)                                                                             4,480             212,218
                                                                                                                     ------------
                                                                                                                     $    433,871
                                                                                                                     ------------
ELECTRONICS - 27.2%
Applied Materials, Inc.                                                                                20,110        $    368,415
ASML Holding N.V. (a)(l)                                                                                5,190             128,453
Flextronics International Ltd. (a)(l)                                                                  21,500             235,210
Intel Corp.                                                                                            81,880           1,566,364
Intersil Corp., "A" (l)                                                                                 7,300             193,377
Jabil Circuit, Inc. (l)                                                                                18,300             391,803
LSI Logic Corp. (a)(l)                                                                                 21,420             223,625
Marvell Technology Group Ltd. (a)                                                                      33,860             569,187
National Semiconductor Corp. (l)                                                                       19,500             470,730
Nintendo Co. Ltd.                                                                                       1,450             420,728
PMC-Sierra, Inc. (a)                                                                                    4,400              30,844
Samsung Electronics Co. Ltd., GDR                                                                         846             257,396
SanDisk Corp. (a)(l)                                                                                   13,950             611,010
Sanmina-SCI Corp. (a)(l)                                                                               43,400             157,108
Solectron Corp. (a)(l)                                                                                 50,600             159,390
                                                                                                                     ------------
                                                                                                                     $  5,783,640
                                                                                                                     ------------
INTERNET - 8.5%
Baidu.com, Inc., ADR (a)(l)                                                                             1,960        $    189,238
Google, Inc., "A" (a)                                                                                   2,040             934,646
NHN Corp.                                                                                               3,663             533,541
Tencent Holdings Ltd.                                                                                  50,000             162,189
                                                                                                                     ------------
                                                                                                                     $  1,819,614
                                                                                                                     ------------
LEISURE & TOYS - 4.0%
Activision, Inc. (a)                                                                                   23,550        $    446,037
Ubisoft Entertainment S.A. (a)                                                                          8,152        $    397,905
                                                                                                                     ------------
                                                                                                                     $    843,942
                                                                                                                     ------------
NETWORK & TELECOM - 9.6%
Cisco Systems, Inc. (a)                                                                                24,820        $    633,655
Juniper Networks, Inc. (a)                                                                             30,280             595,910
Nokia Corp., ADR                                                                                       22,430             514,096
Research In Motion Ltd. (a)                                                                               870             118,746
Sonus Networks, Inc. (a)(l)                                                                            23,730             191,501
                                                                                                                     ------------
                                                                                                                     $  2,053,908
                                                                                                                     ------------
PERSONAL COMPUTERS & PERIPHERALS - 5.5%
EMC Corp. (a)                                                                                          27,720        $    383,922
Network Appliance, Inc. (a)(l)                                                                         11,700             427,284
Seagate Technology LLC (l)                                                                              8,430             196,419
Western Digital Corp. (a)                                                                               9,850             165,579
                                                                                                                     ------------
                                                                                                                     $  1,173,204
                                                                                                                     ------------
TELEPHONE SERVICES - 8.4%
AT&T, Inc.                                                                                             14,000        $    552,020
Global Crossing Ltd. (a)(l)                                                                            13,800             379,500
Level 3 Communications, Inc. (a)                                                                       48,860             298,046
Qwest Communications International, Inc. (a)                                                           61,010             548,480
                                                                                                                     ------------
                                                                                                                     $  1,778,046
                                                                                                                     ------------
  TOTAL COMMON STOCKS                                                                                                $ 20,628,602
                                                                                                                     ------------
SHORT-TERM OBLIGATIONS - 1.8%
New Center Asset Trust, 5.39%, due 4/02/07 (y)                                                   $    376,000        $    375,944
                                                                                                                     ------------
COLLATERAL FOR SECURITIES LOANED - 20.3%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                    4,324,312        $  4,324,312
                                                                                                                     ------------
  TOTAL INVESTMENTS                                                                                                  $ 25,328,858
                                                                                                                     ------------
OTHER ASSETS, LESS LIABILITIES - (18.9)%                                                                               (4,032,531)
                                                                                                                     ------------
  NET ASSETS - 100.0%                                                                                                $ 21,296,327
                                                                                                                     ------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR      American Depository Receipt
GDR      Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - TECHNOLOGY SERIES
SUPPLEMENTAL INFORMATION (UNAUDITED) 3/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $25,853,349
                                                                   ===========
Gross unrealized appreciation                                      $   937,426
Gross unrealized depreciation                                       (1,461,917)
                                                                   -----------
      Net unrealized appreciation (depreciation)                   $  (524,491)
                                                                   ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

                        MFS/SUN LIFE SERIES TRUST

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2007



                        Strategic Value Series

PORTFOLIO OF INVESTMENTS 3/31/07 (Unaudited)
MFS/Sun Life Series Trust - Strategic Value Series
ISSUER                                                                                      SHARES/PAR           VALUE ($)
COMMON STOCKS - 98.8%
ALCOHOLIC BEVERAGES - 0.9%
Molson Coors Brewing Co.                                                                           860          $   81,372
                                                                                                                ----------
BIOTECHNOLOGY - 3.9%
Amgen, Inc. (a)                                                                                  6,180          $  345,337
                                                                                                                ----------
BROADCASTING - 3.6%
CBS Corp., "B"                                                                                   4,585          $  140,254
E.W. Scripps Co., "A"                                                                            1,840              82,210
Viacom, Inc., "B" (a)                                                                            2,330              95,786
                                                                                                                ----------
                                                                                                                $  318,250
                                                                                                                ----------
BROKERAGE & ASSET MANAGERS - 1.6%
Merrill Lynch & Co., Inc.                                                                        1,135          $   92,696
Nomura Holdings, Inc.                                                                            2,500              51,851
                                                                                                                ----------
                                                                                                                $  144,547
                                                                                                                ----------
BUSINESS SERVICES - 0.6%
First Data Corp.                                                                                 1,890          $   50,841
                                                                                                                ----------
COMPUTER SOFTWARE - 6.3%
Compuware Corp. (a)                                                                             35,990          $  341,545
Oracle Corp. (a)                                                                                 8,310             150,660
Symantec Corp. (a)                                                                               3,990              69,027
                                                                                                                ----------
                                                                                                                $  561,232
                                                                                                                ----------
CONSTRUCTION - 3.9%
D.R. Horton, Inc.                                                                                1,800          $   39,600
Masco Corp.                                                                                     10,930             299,482
Toll Brothers, Inc. (a)                                                                            310               8,488
                                                                                                                ----------
                                                                                                                $  347,570
                                                                                                                ----------
CONSUMER GOODS & SERVICES - 0.8%
Estee Lauder Cos., Inc., "A"                                                                     1,380          $   67,413
                                                                                                                ----------
CONTAINERS - 5.2%
Owens-Illinois, Inc. (a)                                                                        18,000          $  463,860
                                                                                                                ----------
ELECTRICAL EQUIPMENT - 4.8%
Tyco International Ltd.                                                                         13,370          $  421,824
                                                                                                                ----------
ENERGY - INDEPENDENT - 6.3%
Anadarko Petroleum Corp.                                                                         3,200          $  137,536
Apache Corp.                                                                                     1,950             137,865
Devon Energy Corp.                                                                               4,110             284,494
                                                                                                                ----------
                                                                                                                $  559,895
                                                                                                                ----------
ENERGY - INTEGRATED - 0.7%
Hess Corp.                                                                                       1,110          $   61,572
                                                                                                                ----------
FOOD & BEVERAGES - 0.1%
Kraft Foods, Inc.                                                                                  348          $   11,035
                                                                                                                ----------
FOOD & DRUG STORES - 1.1%
Sally Beauty Holdings, Inc. (a)                                                                 10,230          $   94,014
                                                                                                                ----------
FOREST & PAPER PRODUCTS - 1.7%
Bowater, Inc.                                                                                    6,412          $  152,734
                                                                                                                ----------
GENERAL MERCHANDISE - 1.0%
Federated Department Stores, Inc.                                                                2,040          $   91,902
                                                                                                                ----------
INSURANCE - 12.3%
Allstate Corp.                                                                                   3,550          $  213,213
Conseco, Inc. (a)                                                                               15,550             269,015
Genworth Financial, Inc., "A"                                                                    9,540             333,328
Travelers Cos., Inc.                                                                             5,250             271,793
                                                                                                                ----------
                                                                                                                $1,087,349
                                                                                                                ----------
MAJOR BANKS - 10.8%
Bank of America Corp.                                                                            4,856          $  247,753
Bank of New York Co., Inc.                                                                       8,240             334,132
JPMorgan Chase & Co.                                                                             6,320             305,762
PNC Financial Services Group, Inc.                                                                 910              65,493
                                                                                                                ----------
                                                                                                                $  953,140
                                                                                                                ----------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.9%
Tenet Healthcare Corp. (a)                                                                      12,160          $   78,189
                                                                                                                ----------
MEDICAL EQUIPMENT - 6.4%
Boston Scientific Corp. (a)                                                                     12,860          $  186,984
Cooper Cos., Inc.                                                                                2,030              98,699
Pall Corp.                                                                                       7,340             278,920
                                                                                                                ----------
                                                                                                                $  564,603
                                                                                                                ----------
NATURAL GAS - PIPELINE - 2.3%
Williams Cos., Inc.                                                                              7,120          $  202,635
                                                                                                                ----------
NETWORK & TELECOM - 1.5%
Nortel Networks Corp. (a)                                                                        5,438          $  130,784
                                                                                                                ----------
OIL SERVICES - 2.7%
GlobalSantaFe Corp.                                                                              1,985          $  122,435
Noble Corp.                                                                                      1,470             115,660
                                                                                                                ----------
                                                                                                                $  238,095
                                                                                                                ----------
OTHER BANKS & DIVERSIFIED FINANCIALS - 2.1%
Countrywide Financial Corp.                                                                      1,200          $   40,368
HSBC Holdings PLC                                                                                2,600              45,507
New York Community Bancorp, Inc.                                                                 5,640              99,208
                                                                                                                ----------
                                                                                                                $  185,083
                                                                                                                ----------
PHARMACEUTICALS - 4.0%
Warner Chilcott Ltd., "A" (a)                                                                    5,450          $   80,715
Wyeth                                                                                            5,570             278,667
                                                                                                                ----------
                                                                                                                $  359,382
                                                                                                                ----------
PRINTING & PUBLISHING - 3.3%
New York Times Co., "A"                                                                         12,570          $  295,521
                                                                                                                ----------
TELEPHONE SERVICES - 5.4%
Verizon Communications, Inc.                                                                    12,625          $  478,740
                                                                                                                ----------
TOBACCO - 1.2%
Altria Group, Inc. (w)                                                                           1,660          $  109,377
                                                                                                                ----------
UTILITIES - ELECTRIC POWER - 3.4%
DPL, Inc.                                                                                        1,620          $   50,366
FPL Group, Inc.                                                                                  3,050             186,569
Public Service Enterprise Group, Inc.                                                              730              60,619
                                                                                                                ----------
                                                                                                                $  297,554
                                                                                                                ----------
    TOTAL COMMON STOCKS                                                                                         $8,753,850
                                                                                                                ----------

SHORT-TERM OBLIGATIONS - 1.0%
New Center Asset Trust, 5.39%, due 4/02/07 (y)                                                 $85,000          $   84,987
                                                                                                                ----------
    TOTAL INVESTMENTS                                                                                           $8,838,837
                                                                                                                ----------
OTHER ASSETS, LESS LIABILITIES - 0.2%                                                                               20,127
                                                                                                                ----------
    NET ASSETS - 100.0%                                                                                         $8,858,964
                                                                                                                ----------

(a) Non-income producing security.
(k) As of March 31, 2007, the series had one security that was fair valued, aggregating $11,035 and 0.12% of market value, in accordance with the policies adopted by the Board of Trustees.
(w) When-issued security. At 3/31/07, the series had sufficient cash and/or securities at least equal to the value of the when-issued security.
(y) The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - STRATEGIC VALUE SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 03/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $7,924,815
                                                                   ==========
Gross unrealized appreciation                                      $1,181,800
Gross unrealized depreciation                                        (267,778)
                                                                   ----------
      Net unrealized appreciation (depreciation)                   $  914,022
                                                                   ==========

The aggregate cost above includes prior fiscal year end tax adjustments.

                        MFS(R)/SUN LIFE SERIES TRUST

                        QUARTERLY PORTFOLIO HOLDINGS

                        MARCH 31, 2007

                        Mid Cap Value Series

PORTFOLIO OF INVESTMENTS 3/31/07 (Unaudited)

MFS/Sun Life Series Trust - Mid Cap Value Series

ISSUER                                                                                             SHARES/PAR           VALUE ($)

COMMON STOCKS - 98.3%

APPAREL MANUFACTURERS - 0.1%
Phillips-Van Heusen Corp.                                                                                 560        $     32,928
                                                                                                                     ------------

BROKERAGE & ASSET MANAGERS - 2.4%
Investment Technology Group, Inc. (a)                                                                   1,170        $     45,864
Legg Mason, Inc.                                                                                        1,200             113,052
Mellon Financial Corp.                                                                                  8,800             379,632
Waddell & Reed Financial, Inc., "A"                                                                     2,970              69,260
                                                                                                                     ------------
                                                                                                                     $    607,808
                                                                                                                     ------------
BUSINESS SERVICES - 1.0%
Alliance Data Systems Corp. (a)                                                                           650        $     40,053
Fidelity National Information Services, Inc.                                                            4,720             214,571
                                                                                                                     ------------
                                                                                                                     $    254,624
                                                                                                                     ------------
CABLE TV - 0.2%
Liberty Global, Inc., "A" (a)                                                                           1,770        $     58,286
                                                                                                                     ------------

CHEMICALS - 1.7%
Nalco Holding Co.                                                                                       5,210        $    124,519
Rohm & Haas Co.                                                                                         6,140             317,561
                                                                                                                     ------------
                                                                                                                     $    442,080
                                                                                                                     ------------
COMPUTER SOFTWARE - 2.6%
Compuware Corp. (a)                                                                                    27,670        $    262,588
McAfee, Inc. (a)                                                                                       12,790             371,933
Synopsys, Inc. (a)                                                                                      1,280              33,574
                                                                                                                     ------------
                                                                                                                     $    668,095
                                                                                                                     ------------
CONSTRUCTION - 3.6%
D.R. Horton, Inc.                                                                                      14,650        $    322,300
Masco Corp.                                                                                            10,550             289,070
Sherwin-Williams Co.                                                                                    4,710             311,048
                                                                                                                     ------------
                                                                                                                     $    922,418
                                                                                                                     ------------
CONSUMER GOODS & SERVICES - 2.3%
Alberto-Culver Co.                                                                                      3,280        $     75,046
Estee Lauder Cos., Inc., "A"                                                                            3,920             191,492
Scotts Miracle-Gro Co.                                                                                  7,050             310,412
                                                                                                                     ------------
                                                                                                                     $    576,950
                                                                                                                     ------------
CONTAINERS - 0.3%
Smurfit-Stone Container Corp. (a)                                                                       6,150        $     69,249
                                                                                                                     ------------

ELECTRICAL EQUIPMENT - 2.4%
Rockwell Automation, Inc.                                                                               5,120        $    306,534
W.W. Grainger, Inc.                                                                                     4,090             315,912
                                                                                                                     ------------
                                                                                                                     $    622,446
                                                                                                                     ------------
ELECTRONICS - 0.8%
Intersil Corp., "A"                                                                                     7,020        $    185,960
Kronos, Inc. (a)                                                                                          470              25,145
                                                                                                                     ------------
                                                                                                                     $    211,105
                                                                                                                     ------------
ENERGY - INDEPENDENT - 1.0%
Newfield Exploration Co. (a)                                                                            5,850        $    244,004
                                                                                                                     ------------

ENERGY - INTEGRATED - 2.7%
Hess Corp.                                                                                             12,650        $    701,696
                                                                                                                     ------------

FOOD & BEVERAGES - 1.3%
Pepsi Bottling Group, Inc.                                                                             10,630        $    338,991
                                                                                                                     ------------

FOOD & DRUG STORES - 1.7%
Kroger Co.                                                                                             15,470        $    437,027
                                                                                                                     ------------

FOREST & PAPER PRODUCTS - 0.5%
MeadWestvaco Corp.                                                                                      4,100        $    126,444
                                                                                                                     ------------

FURNITURE & APPLIANCES - 0.8%
Tupperware Brands Corp.                                                                                 8,230        $    205,174
                                                                                                                     ------------

GENERAL MERCHANDISE - 2.3%
Family Dollar Stores, Inc.                                                                              5,470        $    162,021
Federated Department Stores, Inc.                                                                       9,380             422,569
                                                                                                                     ------------
                                                                                                                     $    584,590
                                                                                                                     ------------
HEALTH MAINTENANCE ORGANIZATIONS - 2.2%
AMERIGROUP Corp. (a)                                                                                    2,090        $     63,536
CIGNA Corp.                                                                                             2,920             416,567
Health Net, Inc. (a)                                                                                    1,680              90,401
                                                                                                                     ------------
                                                                                                                     $    570,504
                                                                                                                     ------------
INSURANCE - 10.2%
Ace Ltd.                                                                                                2,920        $    166,615
Endurance Specialty Holdings Ltd.                                                                      11,020             393,855
Fidelity National Title Group, Inc.                                                                    11,990             287,880
First American Corp.                                                                                    7,530             381,922
Genworth Financial, Inc., "A"                                                                          13,790             481,823
Mercury General Corp.                                                                                     440              23,338
MGIC Investment Corp.                                                                                   3,180             187,366
PartnerRe Ltd.                                                                                          5,320             364,633
Protective Life Corp.                                                                                   1,050              46,242
W.R. Berkley Corp.                                                                                      3,770             124,862
Zenith National Insurance Corp.                                                                         2,870             135,665
                                                                                                                     ------------
                                                                                                                     $  2,594,201
                                                                                                                     ------------
INTERNET - 0.6%
RealNetworks, Inc. (a)                                                                                 17,990        $    141,222
                                                                                                                     ------------

LEISURE & TOYS - 1.0%
Hasbro, Inc.                                                                                            9,380        $    268,456
                                                                                                                     ------------

MACHINERY & TOOLS - 5.1%
Cummins, Inc.                                                                                           3,030        $    438,502
Eaton Corp.                                                                                             7,880             658,453
Timken Co.                                                                                              1,820              55,164
United Rentals, Inc. (a)                                                                                5,180             142,450
                                                                                                                     ------------
                                                                                                                     $  1,294,569
                                                                                                                     ------------
MAJOR BANKS - 1.3%
PNC Financial Services Group, Inc.                                                                      4,680        $    336,820
                                                                                                                     ------------

MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.7%
McKesson Corp.                                                                                          2,890        $    169,181
                                                                                                                     ------------

MEDICAL EQUIPMENT - 1.7%
Advanced Medical Optics, Inc. (a)                                                                       1,660        $     61,752
Cooper Cos., Inc.                                                                                       7,870             382,639
                                                                                                                     ------------
                                                                                                                     $    444,391
                                                                                                                     ------------
METALS & MINING - 0.4%
Freeport-McMoRan Copper & Gold, Inc.                                                                    1,710        $    113,185
                                                                                                                     ------------

NATURAL GAS - DISTRIBUTION - 0.3%
Equitable Resources, Inc.                                                                               1,410        $     68,131
                                                                                                                     ------------

NATURAL GAS - PIPELINE - 1.8%
Williams Cos., Inc.                                                                                    16,090        $    457,921
                                                                                                                     ------------

NETWORK & TELECOM - 0.1%
InterDigital Communications Corp. (a)                                                                     850        $     26,919
                                                                                                                     ------------

OIL SERVICES - 0.5%
GlobalSantaFe Corp.                                                                                     2,040        $    125,827
                                                                                                                     ------------

OTHER BANKS & DIVERSIFIED FINANCIALS - 6.3%
AmeriCredit Corp. (a)                                                                                   2,370        $     54,178
BankUnited Financial Corp., "A"                                                                         5,120             108,595
CapitalSource, Inc., REIT                                                                               3,340              83,934
CIT Group, Inc.                                                                                         5,960             315,403
Marshall & Ilsley Corp.                                                                                 2,180             100,956
New York Community Bancorp, Inc.                                                                       21,940             385,925
Northern Trust Corp.                                                                                    2,400             144,336
TCF Financial Corp.                                                                                     3,680              97,005
Zions Bancorporation                                                                                    3,650             308,498
                                                                                                                     ------------
                                                                                                                     $  1,598,830
                                                                                                                     ------------
PERSONAL COMPUTERS & PERIPHERALS - 1.2%
Western Digital Corp. (a)                                                                              17,980        $    302,244
                                                                                                                     ------------

PHARMACEUTICALS - 0.5%
Endo Pharmaceuticals Holdings, Inc. (a)                                                                 4,670        $    137,298
                                                                                                                     ------------

PRINTING & PUBLISHING - 1.4%
Lee Enterprises, Inc.                                                                                   3,010        $     90,450
New York Times Co., "A"                                                                                 1,350              31,738
R.R. Donnelley & Sons Co.                                                                                 770              28,174
Washington Post Co., "B"                                                                                  270             206,145
                                                                                                                     ------------
                                                                                                                     $    356,507
                                                                                                                     ------------
RAILROAD & SHIPPING - 1.2%
Norfolk Southern Corp.                                                                                  5,850        $    296,010
                                                                                                                     ------------

REAL ESTATE - 8.0%
BRE Properties, Inc., REIT                                                                              2,720        $    171,768
CBL & Associates Properties, Inc., REIT                                                                 8,780             393,695
DiamondRock Hospitality Co., REIT                                                                      10,230             194,370
Equity Residential, REIT                                                                               11,270             543,552
Host Hotels & Resorts, Inc., REIT                                                                      14,480             380,969
Macerich Co., REIT                                                                                      1,280             118,221
Maguire Properties, Inc., REIT                                                                          2,960             105,258
Taubman Centers, Inc., REIT                                                                             2,170             125,838
                                                                                                                     ------------
                                                                                                                     $  2,033,671
                                                                                                                     ------------
RESTAURANTS - 1.5%
Brinker International, Inc.                                                                             4,710        $    154,017
Jack in the Box, Inc. (a)                                                                               1,250              86,412
YUM! Brands, Inc.                                                                                       2,650        $    153,064
                                                                                                                     ------------
                                                                                                                     $    393,493
                                                                                                                     ------------
SPECIALTY CHEMICALS - 1.0%
Air Products & Chemicals, Inc.                                                                          1,640        $    121,294
Albemarle Corp.                                                                                         3,000             124,020
                                                                                                                     ------------
                                                                                                                     $    245,314
                                                                                                                     ------------
SPECIALTY STORES - 2.4%
Aeropostale, Inc. (a)                                                                                  11,640        $    468,277
OfficeMax, Inc.                                                                                         1,190              62,761
PetSmart, Inc.                                                                                          2,750              90,640
                                                                                                                     ------------
                                                                                                                     $    621,678
                                                                                                                     ------------
TELEPHONE SERVICES - 3.8%
Embarq Corp.                                                                                           11,270        $    635,065
Qwest Communications International, Inc. (a)                                                           37,080             333,349
                                                                                                                     ------------
                                                                                                                     $    968,414
                                                                                                                     ------------
TOBACCO - 2.4%
Loews Corp.                                                                                             6,290        $    475,587
Reynolds American, Inc.                                                                                 2,080             129,813
                                                                                                                     ------------
                                                                                                                     $    605,400
                                                                                                                     ------------
UTILITIES - ELECTRIC POWER - 15.0%
American Electric Power Co., Inc.                                                                       9,460        $    461,175
CMS Energy Corp.                                                                                       13,190             234,782
Constellation Energy Group, Inc.                                                                        8,760             761,682
Edison International                                                                                    1,200              58,956
FPL Group, Inc.                                                                                         5,110             312,579
Mirant Corp. (a)                                                                                        4,980             201,491
Northeast Utilities                                                                                    10,530             345,068
NRG Energy, Inc. (a)                                                                                    2,860             206,034
Pepco Holdings, Inc.                                                                                   17,150             497,693
PG&E Corp.                                                                                             11,500             555,105
PPL Corp.                                                                                               1,330              54,397
Xcel Energy, Inc.                                                                                       6,330             156,288
                                                                                                                     ------------
                                                                                                                     $  3,845,250
                                                                                                                     ------------
  TOTAL COMMON STOCKS                                                                                                $ 25,119,351
                                                                                                                     ------------

SHORT-TERM OBLIGATIONS - 1.7%
New Center Asset Trust, 5.39%, due 4/02/07 (y)                                                   $    443,000        $    442,934
                                                                                                                     ------------
  TOTAL INVESTMENTS                                                                                                  $ 25,562,285
                                                                                                                     ------------
OTHER ASSETS, LESS LIABILITIES - (0.0)%                                                                                    (6,716)
                                                                                                                     ------------
  NET ASSETS - 100.0%                                                                                                $ 25,555,569
                                                                                                                     ------------

(a) Non-income producing security.

(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
REIT      Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - MID CAP VALUE SERIES

SUPPLEMENTAL INFORMATION (UNAUDITED) 03/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $21,989,582
                                                                   ===========
Gross unrealized appreciation                                      $ 4,092,597
Gross unrealized depreciation                                         (519,894)
                                                                   -----------
      Net unrealized appreciation (depreciation)                   $ 3,572,703
                                                                   ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                      NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                    SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS/SUN LIFE SERIES TRUST
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: May 14, 2007
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: May 14, 2007
      ------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2007
      ------------


* Print name and title of each signing officer under his or her signature.